UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AICYX

March 31, 2025

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Portfolio Information

California Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.49%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,481	$11,756	$11,484
03/25	$11,429	$11,587	$11,455

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/25/2016
Advisor Class	-0.52%	2.27%	1.91%	1.55%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	1.71%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.58%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AICYX-S for the most recent performance information.

Advisor Class: AICYX

1

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Advisor Class: AICYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AICYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AICYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Advisor Class: AICYX

3

ICAM-ADV-0154-0325

Class A: AICAX

March 31, 2025

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Portfolio Information

California Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,731	$10,075	$10,080
09/16	$10,047	$10,637	$10,423
09/17	$10,050	$10,730	$10,527
09/18	$10,016	$10,767	$10,508
09/19	$10,549	$11,688	$11,182
09/20	$10,801	$12,166	$11,641
09/21	$11,020	$12,486	$11,795
09/22	$10,177	$11,050	$10,905
09/23	$10,484	$11,344	$11,154
09/24	$11,315	$12,521	$11,984
03/25	$11,257	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.57%	2.09%	1.67%	1.50%
Class A (with sales charges)	-3.52%	-0.98%	1.06%	1.19%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AICAX-S for the most recent performance information.

Class A: AICAX

1

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Class A: AICAX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AICAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AICAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class A: AICAX

3

ICAM-A-0154-0325

Class C: ACMCX

March 31, 2025

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Portfolio Information

California Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ACMCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,997	$10,075	$10,080
09/16	$10,246	$10,637	$10,423
09/17	$10,171	$10,730	$10,527
09/18	$10,055	$10,767	$10,508
09/19	$10,517	$11,688	$11,182
09/20	$10,688	$12,166	$11,641
09/21	$10,816	$12,486	$11,795
09/22	$9,920	$11,050	$10,905
09/23	$10,143	$11,344	$11,154
09/24	$10,865	$12,521	$11,984
03/25	$10,760	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-1.01%	1.26%	0.89%	0.74%
Class C (with sales charges)	-1.99%	0.26%	0.89%	0.74%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ACMCX-S for the most recent performance information.

Class C: ACMCX

1

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Class C: ACMCX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ACMCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/ACMCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class C: ACMCX

3

ICAM-C-0154-0325

Municipal Class: SNCAX

March 31, 2025

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Portfolio Information

California Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNCAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$28	0.57%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,047	$10,075	$10,080
09/16	$10,395	$10,637	$10,423
09/17	$10,419	$10,730	$10,527
09/18	$10,405	$10,767	$10,508
09/19	$10,977	$11,688	$11,182
09/20	$11,261	$12,166	$11,641
09/21	$11,510	$12,486	$11,795
09/22	$10,652	$11,050	$10,905
09/23	$10,995	$11,344	$11,154
09/24	$11,888	$12,521	$11,984
03/25	$11,823	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.55%	2.21%	1.84%	1.69%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNCAX-S for the most recent performance information.

Municipal Class: SNCAX

1

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Municipal Class: SNCAX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNCAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SNCAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Municipal Class: SNCAX

3

SCBI-1947-CA-0154-0325

Class 1: SAOOX

March 31, 2025

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Portfolio Information

Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.98%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,307	$9,382	$9,216
09/16	$9,571	$10,830	$10,367
09/17	$10,915	$12,845	$11,882
09/18	$11,484	$15,146	$13,021
09/19	$11,316	$15,790	$13,320
09/20	$11,266	$18,182	$14,329
09/21	$14,213	$23,638	$17,812
09/22	$11,205	$19,981	$14,746
09/23	$11,287	$24,300	$17,221
09/24	$14,921	$33,133	$21,596
03/25	$14,010	$32,482	$21,194

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-6.10%	0.97%	7.63%	3.43%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.86%	5.97%	12.81%	7.80%
Footnote	Description
Footnote(*)	47% Russell 3000, 26.4% MSCI ACWI ex-USA IMI (net), 6.6% MSCI ACWI Commodity Producers (net), 10% Bloomberg US Aggregate Bond, and 10% Bloomberg Global Aggregate Bond (USD hedged)

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SAOOX-S for the most recent performance information.

Class 1: SAOOX

1

Key Portfolio Statistics

Net Assets	$408,984,837
# of Portfolio Holdings	251
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,380,336

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	54.8%
Developed International	12.9%
Emerging Markets	6.0%
Real Assets	7.3%
Global Bond	x
US	27.7%
Developed International	10.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SAOOX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SAOOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class 1: SAOOX

3

SCBII-OA-1-0154-0325

Class 2: SAOTX

March 31, 2025

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Portfolio Information

Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.78%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,308	$9,382	$9,216
09/16	$9,600	$10,830	$10,367
09/17	$10,973	$12,845	$11,882
09/18	$11,563	$15,146	$13,021
09/19	$11,421	$15,790	$13,320
09/20	$11,392	$18,182	$14,329
09/21	$14,393	$23,638	$17,812
09/22	$11,367	$19,981	$14,746
09/23	$11,478	$24,300	$17,221
09/24	$15,204	$33,133	$21,596
03/25	$14,294	$32,482	$21,194

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-5.99%	1.23%	7.85%	3.64%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.86%	5.97%	12.81%	7.80%
Footnote	Description
Footnote(*)	47% Russell 3000, 26.4% MSCI ACWI ex-USA IMI (net), 6.6% MSCI ACWI Commodity Producers (net), 10% Bloomberg US Aggregate Bond, and 10% Bloomberg Global Aggregate Bond (USD hedged)

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SAOTX-S for the most recent performance information.

Class 2: SAOTX

1

Key Portfolio Statistics

Net Assets	$408,984,837
# of Portfolio Holdings	251
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,380,336

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	54.8%
Developed International	12.9%
Emerging Markets	6.0%
Real Assets	7.3%
Global Bond	x
US	27.7%
Developed International	10.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SAOTX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SAOTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SAOTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class 2: SAOTX

3

SCBII-OA-2-0154-0325

Class 1: SBOOX

March 31, 2025

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Portfolio Information

Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.85%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,579	$9,909	$9,643
09/16	$10,137	$10,557	$10,443
09/17	$10,703	$10,539	$10,985
09/18	$10,910	$10,626	$11,374
09/19	$11,319	$11,757	$12,110
09/20	$11,723	$12,243	$12,939
09/21	$13,084	$12,175	$14,205
09/22	$10,978	$10,707	$12,322
09/23	$11,161	$10,932	$13,213
09/24	$13,207	$12,094	$15,281
03/25	$12,938	$12,120	$15,245

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-2.03%	4.01%	4.51%	2.61%
Bloomberg Global Aggregate Bond Index (USD hedged)	0.21%	4.59%	0.42%	1.94%
Blended IndexFootnote Reference(*)	-0.24%	5.64%	5.55%	4.31%
Footnote	Description
Footnote(*)	16.9% Russell 3000/9.8% MSCI ACWI ex-US IMI(net)/3.3% MSCI ACWI Commodity Producers(net)/24.5% Bloomberg US Aggregate/24.5% Bloomberg Global Aggregate

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBOOX-S for the most recent performance information.

Class 1: SBOOX

1

Key Portfolio Statistics

Net Assets	$310,711,334
# of Portfolio Holdings	617
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$1,006,821

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	19.6%
Developed International	4.7%
Emerging Markets	2.1%
Global Credit	x
Investment Grade	9.6%
Real Assets	3.4%
Global Bond	x
US	41.6%
Developed International	14.0%
Linkers	21.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBOOX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SBOOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class 1: SBOOX

3

SCBII-OB-1-0154-0325

Class 2: SBOTX

March 31, 2025

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Portfolio Information

Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.70%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,588	$9,909	$9,643
09/16	$10,156	$10,557	$10,443
09/17	$10,748	$10,539	$10,985
09/18	$10,964	$10,626	$11,374
09/19	$11,399	$11,757	$12,110
09/20	$11,828	$12,243	$12,939
09/21	$13,205	$12,175	$14,205
09/22	$11,104	$10,707	$12,322
09/23	$11,310	$10,932	$13,213
09/24	$13,391	$12,094	$15,281
03/25	$13,130	$12,120	$15,245

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-1.95%	4.08%	4.67%	2.76%
Bloomberg Global Aggregate Bond Index (USD hedged)	0.21%	4.59%	0.42%	1.94%
Blended IndexFootnote Reference(*)	-0.24%	5.64%	5.55%	4.31%
Footnote	Description
Footnote(*)	16.9% Russell 3000/9.8% MSCI ACWI ex-US IMI(net)/3.3% MSCI ACWI Commodity Producers(net)/24.5% Bloomberg US Aggregate/24.5% Bloomberg Global Aggregate

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBOTX-S for the most recent performance information.

Class 2: SBOTX

1

Key Portfolio Statistics

Net Assets	$310,711,334
# of Portfolio Holdings	617
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$1,006,821

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	19.6%
Developed International	4.7%
Emerging Markets	2.1%
Global Credit	x
Investment Grade	9.6%
Real Assets	3.4%
Global Bond	x
US	41.6%
Developed International	14.0%
Linkers	21.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBOTX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBOTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SBOTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class 2: SBOTX

3

SCBII-OB-2-0154-0325

Class 1: SATOX

March 31, 2025

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Portfolio Information

Tax-Aware Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$45	0.93%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,316	$9,382	$9,224
09/16	$9,537	$10,830	$10,360
09/17	$10,872	$12,845	$11,880
09/18	$11,392	$15,146	$12,990
09/19	$11,246	$15,790	$13,291
09/20	$11,279	$18,182	$14,354
09/21	$14,159	$23,638	$17,827
09/22	$11,164	$19,981	$14,699
09/23	$11,218	$24,300	$17,140
09/24	$14,804	$33,133	$21,525
03/25	$13,936	$32,482	$21,112

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-5.86%	1.34%	7.52%	3.37%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.92%	6.02%	12.70%	7.76%
Footnote	Description
Footnote(*)	47.2% Russell 3000, 26.5% MSCI ACWI ex-US IMI(net), 6.3% MSCI ACWI Commodity Producers(net), 20% Bloomberg US Aggregate Bond

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SATOX-S for the most recent performance information.

Class 1: SATOX

1

Key Portfolio Statistics

Net Assets	$827,645,883
# of Portfolio Holdings	263
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,884,002

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	55.2%
Developed International	13.0%
Emerging Markets	6.1%
Real Assets	7.0%
Global Bond	x
US	37.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SATOX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SATOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class 1: SATOX

3

SCBII-TAOA-1-0154-0325

Class 2: SATTX

March 31, 2025

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Portfolio Information

Tax-Aware Overlay A Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.73%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,318	$9,382	$9,224
09/16	$9,561	$10,830	$10,360
09/17	$10,924	$12,845	$11,880
09/18	$11,463	$15,146	$12,990
09/19	$11,335	$15,790	$13,291
09/20	$11,398	$18,182	$14,354
09/21	$14,337	$23,638	$17,827
09/22	$11,329	$19,981	$14,699
09/23	$11,402	$24,300	$17,140
09/24	$15,078	$33,133	$21,525
03/25	$14,200	$32,482	$21,112

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-5.82%	1.51%	7.72%	3.57%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.92%	6.02%	12.70%	7.76%
Footnote	Description
Footnote(*)	47.2% Russell 3000, 26.5% MSCI ACWI ex-US IMI(net), 6.3% MSCI ACWI Commodity Producers(net), 20% Bloomberg US Aggregate Bond

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SATTX-S for the most recent performance information.

Class 2: SATTX

1

Key Portfolio Statistics

Net Assets	$827,645,883
# of Portfolio Holdings	263
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,884,002

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	55.2%
Developed International	13.0%
Emerging Markets	6.1%
Real Assets	7.0%
Global Bond	x
US	37.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SATTX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SATTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SATTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class 2: SATTX

3

SCBII-TAOA-2-0154-0325

Class 1: SBTOX

March 31, 2025

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Portfolio Information

Tax-Aware Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.86%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
03/15	$10,000	$10,000	$10,000
09/15	$9,721	$10,075	$9,748
09/16	$10,128	$10,637	$10,414
09/17	$10,759	$10,730	$11,023
09/18	$10,959	$10,767	$11,403
09/19	$11,157	$11,688	$11,970
09/20	$11,484	$12,166	$12,880
09/21	$12,875	$12,486	$14,245
09/22	$11,207	$11,050	$12,621
09/23	$11,497	$11,344	$13,578
09/24	$13,399	$12,521	$15,581
03/25	$13,108	$12,341	$15,547

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-2.18%	2.46%	4.75%	2.74%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	-0.22%	4.86%	6.23%	4.51%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBTOX-S for the most recent performance information.

Class 1: SBTOX

1

Key Portfolio Statistics

Net Assets	$497,819,852
# of Portfolio Holdings	292
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,815,249

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.3%
Developed International	5.4%
Emerging Markets	2.4%
Real Assets	-%
Global Bond	x
US	78.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 1: SBTOX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTOX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SBTOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class 1: SBTOX

3

SCBII-TAOB-1-0154-0325

Class 2: SBTTX

March 31, 2025

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Portfolio Information

Tax-Aware Overlay B Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.71%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
03/15	$10,000	$10,000	$10,000
09/15	$9,730	$10,075	$9,748
09/16	$10,156	$10,637	$10,414
09/17	$10,804	$10,730	$11,023
09/18	$11,021	$10,767	$11,403
09/19	$11,234	$11,688	$11,970
09/20	$11,575	$12,166	$12,880
09/21	$13,005	$12,486	$14,245
09/22	$11,343	$11,050	$12,621
09/23	$11,646	$11,344	$13,578
09/24	$13,600	$12,521	$15,581
03/25	$13,314	$12,341	$15,547

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-2.10%	2.63%	4.91%	2.90%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	-0.22%	4.86%	6.23%	4.51%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SBTTX-S for the most recent performance information.

Class 2: SBTTX

1

Key Portfolio Statistics

Net Assets	$497,819,852
# of Portfolio Holdings	292
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,815,249

Graphical Representation of Holdings

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.3%
Developed International	5.4%
Emerging Markets	2.4%
Real Assets	-%
Global Bond	x
US	78.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

Class 2: SBTTX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SBTTX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SBTTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class 2: SBTTX

3

SCBII-TAOB-2-0154-0325

Advisor Class: AIDYX

March 31, 2025

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Portfolio Information

Diversified Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.43%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
06/15	$10,000	$10,000	$10,000
09/15	$10,134	$10,189	$10,149
09/16	$10,475	$10,757	$10,494
09/17	$10,512	$10,852	$10,599
09/18	$10,461	$10,889	$10,579
09/19	$11,112	$11,820	$11,258
09/20	$11,457	$12,304	$11,720
09/21	$11,785	$12,627	$11,876
09/22	$10,859	$11,175	$10,979
09/23	$11,168	$11,473	$11,230
09/24	$12,087	$12,663	$12,065
03/25	$12,059	$12,481	$12,034

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 6/26/2015
Advisor Class	-0.30%	2.49%	1.85%	1.94%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.29%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.91%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AIDYX-S for the most recent performance information.

Advisor Class: AIDYX

1

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Advisor Class: AIDYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AIDYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Advisor Class: AIDYX

3

IDM-ADV-0154-0325

Class A: AIDAX

March 31, 2025

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Portfolio Information

Diversified Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,729	$10,075	$10,080
09/16	$10,035	$10,637	$10,423
09/17	$10,045	$10,730	$10,527
09/18	$9,972	$10,767	$10,508
09/19	$10,570	$11,688	$11,182
09/20	$10,863	$12,166	$11,641
09/21	$11,146	$12,486	$11,795
09/22	$10,246	$11,050	$10,905
09/23	$10,511	$11,344	$11,154
09/24	$11,346	$12,521	$11,984
03/25	$11,305	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.42%	2.23%	1.60%	1.54%
Class A (with sales charges)	-3.44%	-0.83%	0.98%	1.23%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AIDAX-S for the most recent performance information.

Class A: AIDAX

1

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Class A: AIDAX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AIDAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class A: AIDAX

3

IDM-A-0154-0325

Class C: AIMCX

March 31, 2025

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Portfolio Information

Diversified Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIMCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.43%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,994	$10,075	$10,080
09/16	$10,231	$10,637	$10,423
09/17	$10,165	$10,730	$10,527
09/18	$10,009	$10,767	$10,508
09/19	$10,530	$11,688	$11,182
09/20	$10,748	$12,166	$11,641
09/21	$10,945	$12,486	$11,795
09/22	$9,978	$11,050	$10,905
09/23	$10,167	$11,344	$11,154
09/24	$10,892	$12,521	$11,984
03/25	$10,803	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.87%	1.39%	0.83%	0.78%
Class C (with sales charges)	-1.85%	0.40%	0.83%	0.78%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AIMCX-S for the most recent performance information.

Class C: AIMCX

1

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Class C: AIMCX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIMCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AIMCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class C: AIMCX

3

IDM-C-0154-0325

Class Z: AIDZX

March 31, 2025

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Portfolio Information

Diversified Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.41%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,555	$11,608	$11,395
03/25	$11,529	$11,441	$11,366

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/2/2018
Class Z	-0.29%	2.51%	1.88%	2.13%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.01%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.92%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/AIDZX-S for the most recent performance information.

Class Z: AIDZX

1

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Class Z: AIDZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/AIDZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/AIDZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class Z: AIDZX

3

IDM-Z-0154-0325

Municipal Class: SNDPX

March 31, 2025

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Portfolio Information

Diversified Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNDPX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$24	0.49%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,043	$10,075	$10,080
09/16	$10,384	$10,637	$10,423
09/17	$10,423	$10,730	$10,527
09/18	$10,376	$10,767	$10,508
09/19	$11,020	$11,688	$11,182
09/20	$11,350	$12,166	$11,641
09/21	$11,666	$12,486	$11,795
09/22	$10,745	$11,050	$10,905
09/23	$11,046	$11,344	$11,154
09/24	$11,946	$12,521	$11,984
03/25	$11,906	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.33%	2.42%	1.79%	1.76%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNDPX-S for the most recent performance information.

Municipal Class: SNDPX

1

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Municipal Class: SNDPX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNDPX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SNDPX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Municipal Class: SNDPX

3

SCBI-1947-DM-0154-0325

Class Z: EGMZX

March 31, 2025

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Portfolio Information

AB Emerging Markets Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/EGMZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	1.05%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445
03/25	$18,786	$19,359

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 1/15/2016
Class Z	-1.77%	7.00%	9.32%	7.09%
MSCI EM Index (net)	-5.31%	8.09%	7.94%	7.43%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/EGMZX-S for the most recent performance information.

Class Z: EGMZX

1

Key Portfolio Statistics

Net Assets	$1,114,812,835
# of Portfolio Holdings	147
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,476,222

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$79,495,819	7.1%
Tencent Holdings Ltd. - Class H	$55,825,850	5.0%
Alibaba Group Holding Ltd. - Class H	$36,099,991	3.2%
JD.com, Inc. - Class H	$31,254,339	2.8%
MediaTek, Inc.	$29,437,604	2.6%
Qifu Technology, Inc. - Class ADR	$26,185,853	2.3%
Samsung Electronics Co., Ltd.	$21,690,072	1.9%
Emaar Properties PJSC	$20,701,619	1.9%
SK Hynix, Inc.	$20,532,985	1.8%
Meituan - Class H	$20,486,682	1.8%
Total	$341,710,814	30.4%

Sector Breakdown

Value	Value
Financials	30.1%
Information Technology	21.1%
Consumer Discretionary	17.7%
Communication Services	9.4%
Industrials	5.1%
Real Estate	4.1%
Utilities	3.5%
Consumer Staples	2.4%
Materials	2.1%
Energy	1.4%
Health Care	1.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Country Breakdown

Value	Value
China	33.3%
Taiwan	12.9%
India	11.8%
South Korea	10.2%
Brazil	7.2%
United Arab Emirates	4.6%
Saudi Arabia	2.7%
Mexico	2.5%
South Africa	1.7%
Greece	1.6%
Poland	1.5%
Philippines	1.4%
Vietnam	1.3%
Hong Kong	1.2%
Others	4.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Class Z: EGMZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/EGMZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/EGMZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class Z: EGMZX

3

EM-Z-0154-0325

Emerging Markets Class: SNEMX

March 31, 2025

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Portfolio Information

AB Emerging Markets Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNEMX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$64	1.30%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Emerging Markets Class	MSCI EM Index (net)
03/15	$10,000	$10,000
09/15	$8,282	$8,267
09/16	$9,776	$9,655
09/17	$11,746	$11,823
09/18	$10,736	$11,727
09/19	$10,638	$11,491
09/20	$11,281	$12,702
09/21	$14,124	$15,014
09/22	$10,084	$10,793
09/23	$11,328	$12,056
09/24	$13,902	$15,197
03/25	$13,637	$14,389

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Emerging Markets Class	-1.90%	6.79%	9.05%	3.15%
MSCI EM Index (net)	-5.31%	8.09%	7.94%	3.71%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNEMX-S for the most recent performance information.

Emerging Markets Class: SNEMX

1

Key Portfolio Statistics

Net Assets	$1,114,812,835
# of Portfolio Holdings	147
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,476,222

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$79,495,819	7.1%
Tencent Holdings Ltd. - Class H	$55,825,850	5.0%
Alibaba Group Holding Ltd. - Class H	$36,099,991	3.2%
JD.com, Inc. - Class H	$31,254,339	2.8%
MediaTek, Inc.	$29,437,604	2.6%
Qifu Technology, Inc. - Class ADR	$26,185,853	2.3%
Samsung Electronics Co., Ltd.	$21,690,072	1.9%
Emaar Properties PJSC	$20,701,619	1.9%
SK Hynix, Inc.	$20,532,985	1.8%
Meituan - Class H	$20,486,682	1.8%
Total	$341,710,814	30.4%

Sector Breakdown

Value	Value
Financials	30.1%
Information Technology	21.1%
Consumer Discretionary	17.7%
Communication Services	9.4%
Industrials	5.1%
Real Estate	4.1%
Utilities	3.5%
Consumer Staples	2.4%
Materials	2.1%
Energy	1.4%
Health Care	1.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Country Breakdown

Value	Value
China	33.3%
Taiwan	12.9%
India	11.8%
South Korea	10.2%
Brazil	7.2%
United Arab Emirates	4.6%
Saudi Arabia	2.7%
Mexico	2.5%
South Africa	1.7%
Greece	1.6%
Poland	1.5%
Philippines	1.4%
Vietnam	1.3%
Hong Kong	1.2%
Others	4.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Emerging Markets Class: SNEMX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNEMX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SNEMX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Emerging Markets Class: SNEMX

3

SCBI-1947-EM-0154-0325

Advisor Class: IDPYX

March 31, 2025

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Portfolio Information

Intermediate Duration Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$28	0.57%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,172	$10,218
09/20	$10,708	$10,932
09/21	$10,642	$10,834
09/22	$9,010	$9,252
09/23	$9,038	$9,312
09/24	$10,119	$10,389
03/25	$10,071	$10,351

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Advisor Class	-0.56%	4.71%	-0.07%	0.13%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPYX-S for the most recent performance information.

Advisor Class: IDPYX

1

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Graphical Representation of Holdings

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

Advisor Class: IDPYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IDPYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Advisor Class: IDPYX

3

IDP-ADV-0154-0325

Class A: IDPAX

March 31, 2025

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Portfolio Information

Intermediate Duration Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,168	$10,218
09/20	$10,684	$10,932
09/21	$10,593	$10,834
09/22	$8,947	$9,252
09/23	$8,951	$9,312
09/24	$9,995	$10,389
03/25	$9,935	$10,351

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Class A (without sales charges)	-0.68%	4.44%	-0.32%	-0.11%
Class A (with sales charges)	-4.87%	-%	-1.18%	-0.87%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPAX-S for the most recent performance information.

Class A: IDPAX

1

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Graphical Representation of Holdings

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

Class A: IDPAX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IDPAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class A: IDPAX

3

IDP-A-0154-0325

Class Z: IDPZX

March 31, 2025

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Portfolio Information

Intermediate Duration Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,188	$10,218
09/20	$10,817	$10,932
09/21	$10,775	$10,834
09/22	$9,139	$9,252
09/23	$9,169	$9,312
09/24	$10,275	$10,389
03/25	$10,231	$10,351

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Class Z	-0.52%	4.80%	0.10%	0.40%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/IDPZX-S for the most recent performance information.

Class Z: IDPZX

1

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Graphical Representation of Holdings

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

Class Z: IDPZX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/IDPZX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/IDPZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Class Z: IDPZX

3

IDP-Z-0154-0325

Intermediate Duration Class: SNIDX

March 31, 2025

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Portfolio Information

Intermediate Duration Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNIDX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$25	0.50%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio and a broad-based securities market index over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Intermediate Duration Class	Bloomberg U.S. Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,916	$9,953
09/16	$10,543	$10,470
09/17	$10,617	$10,477
09/18	$10,496	$10,350
09/19	$11,514	$11,415
09/20	$12,245	$12,213
09/21	$12,218	$12,103
09/22	$10,354	$10,336
09/23	$10,399	$10,403
09/24	$11,641	$11,606
03/25	$11,591	$11,564

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Intermediate Duration Class	-0.43%	4.80%	0.13%	1.49%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNIDX-S for the most recent performance information.

Intermediate Duration Class: SNIDX

1

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Graphical Representation of Holdings

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

Intermediate Duration Class: SNIDX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNIDX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/SNIDX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Portfolio Information

Intermediate Duration Class: SNIDX

3

SCBI-1947-IDP-0154-0325

Advisor Class: ANIYX

March 31, 2025

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Portfolio Information

New York Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,367	$11,756	$11,484
03/25	$11,329	$11,587	$11,455

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 7/26/2016
Advisor Class	-0.40%	2.03%	1.73%	1.45%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	1.71%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.58%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIYX-S for the most recent performance information.

Advisor Class: ANIYX

1

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Advisor Class: ANIYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANIYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/ANIYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Advisor Class: ANIYX

3

INYM-ADV-0154-0325

Class A: ANIAX

March 31, 2025

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Portfolio Information

New York Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,746	$10,075	$10,080
09/16	$10,106	$10,637	$10,423
09/17	$10,114	$10,730	$10,527
09/18	$10,037	$10,767	$10,508
09/19	$10,615	$11,688	$11,182
09/20	$10,723	$12,166	$11,641
09/21	$11,073	$12,486	$11,795
09/22	$10,181	$11,050	$10,905
09/23	$10,461	$11,344	$11,154
09/24	$11,251	$12,521	$11,984
03/25	$11,199	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.52%	1.77%	1.46%	1.45%
Class A (with sales charges)	-3.50%	-1.31%	0.84%	1.14%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANIAX-S for the most recent performance information.

Class A: ANIAX

1

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Class A: ANIAX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANIAX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/ANIAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class A: ANIAX

3

INYM-A-0154-0325

Class C: ANMCX

March 31, 2025

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Portfolio Information

New York Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANMCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,013	$10,075	$10,080
09/16	$10,305	$10,637	$10,423
09/17	$10,236	$10,730	$10,527
09/18	$10,082	$10,767	$10,508
09/19	$10,582	$11,688	$11,182
09/20	$10,610	$12,166	$11,641
09/21	$10,874	$12,486	$11,795
09/22	$9,922	$11,050	$10,905
09/23	$10,119	$11,344	$11,154
09/24	$10,801	$12,521	$11,984
03/25	$10,709	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.90%	1.01%	0.70%	0.69%
Class C (with sales charges)	-1.88%	0.02%	0.70%	0.69%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/ANMCX-S for the most recent performance information.

Class C: ANMCX

1

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Class C: ANMCX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/ANMCX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

Information regarding the Portfolio’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Portfolio’s website https://www.abfunds.com/link/BWM/ANMCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Portfolio Information

Class C: ANMCX

3

INYM-C-0154-0325

Municipal Class: SNNYX

March 31, 2025

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Portfolio Information

New York Municipal Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$27	0.55%

Portfolio Performance

The following graph shows the performance of hypothetical $10,000 investments in the Portfolio, a broad-based securities market index and an additional index that corresponds to the Portfolio's investment strategies, over the most recently completed 10 fiscal years of the Portfolio, or since inception, if shorter. The Portfolio's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,057	$10,075	$10,080
09/16	$10,449	$10,637	$10,423
09/17	$10,479	$10,730	$10,527
09/18	$10,420	$10,767	$10,508
09/19	$11,048	$11,688	$11,182
09/20	$11,184	$12,166	$11,641
09/21	$11,562	$12,486	$11,795
09/22	$10,650	$11,050	$10,905
09/23	$10,977	$11,344	$11,154
09/24	$11,828	$12,521	$11,984
03/25	$11,769	$12,341	$11,953

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.50%	1.90%	1.66%	1.64%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.

Visit https://www.abfunds.com/link/BWM/SNNYX-S for the most recent performance information.

Municipal Class: SNNYX

1

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Municipal Class: SNNYX

2

Availability of Additional Information

You can find additional information on the Portfolio’s website at https://www.abfunds.com/link/BWM/SNNYX-S, including the Portfolio's:

•   Prospectus

•   Financial information

•   Portfolio holdings

•   Proxy voting information

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SANFORD C. BERNSTEIN FUND, INC.

Emerging Markets Portfolio

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New York Municipal Portfolio

Intermediate Duration Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

MARCH 31, 2025

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolio’s prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. For Class A, Class C, Advisor Class and Class Z Shares (collectively “Retail Classes”), visit www.abfunds.com or call AB at 800.227.4618. Please read the prospectus carefully before investing.

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Sanford C. Bernstein Fund, Inc. (the “Fund”) operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”). This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in a separate report.

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Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

March 31, 2025 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–97.1%

Financials–30.1%
Banks–18.8%
Abu Dhabi Islamic Bank PJSC	1,547,635	$6,758,526
Agricultural Bank of China Ltd.–Class H	824,000	496,235
Akbank TAS	2,665,720	3,670,436
Al Rajhi Bank	343,170	9,315,446
Alpha Services & Holdings SA	1,611,870	3,871,433
Banco do Brasil SA	1,870,200	9,238,833
Bank Central Asia Tbk PT	9,766,500	5,012,998
Bank Negara Indonesia Persero Tbk PT	21,721,400	5,509,295
Bank of Shanghai Co., Ltd.–Class A	1,553,600	2,112,643
Bank Polska Kasa Opieki SA	272,983	12,479,589
BDO Unibank, Inc.	624,960	1,674,205
China Merchants Bank Co., Ltd.–Class A(a)	478,400	2,857,481
China Merchants Bank Co., Ltd.–Class H(a)	1,767,000	10,476,466
CIMB Group Holdings Bhd	1,607,400	2,546,799
Emirates NBD Bank PJSC	2,320,675	12,762,765
Eurobank Ergasias Services & Holdings SA–Class A	2,110,650	5,669,750
Grupo Financiero Banorte SAB de CV	1,847,260	12,825,073
Hana Financial Group, Inc.	147,540	6,024,110
HDFC Bank Ltd.	459,863	9,788,057
ICICI Bank Ltd.	780,349	12,262,355
Industrial & Commercial Bank of China Ltd.–Class H	8,240,000	5,879,904
Itau Unibanco Holding SA (Preference Shares)	3,611,850	19,880,698
Kasikornbank PCL	855,000	4,070,228
KB Financial Group, Inc.	146,669	7,950,004
Metropolitan Bank & Trust Co.	4,512,150	5,765,385
NU Holdings Ltd./Cayman Islands–Class A(a)	155,302	1,590,292
Piraeus Financial Holdings SA(a)	1,530,235	8,408,238
Regional SAB de CV	291,160	1,851,860
Saudi Awwal Bank	544,080	5,434,935
Sberbank of Russia PJSC(b)(c)(d)	951,472	0
Standard Chartered PLC	206,690	3,067,147
State Bank of India	1,136,531	10,214,241

		209,465,427

Capital Markets–1.7%
B3 SA–Brasil Bolsa Balcao	1,554,900	3,307,921
BSE Ltd.	66,022	4,171,542
HDFC Asset Management Co., Ltd.(e)	110,983	5,186,143
Hong Kong Exchanges & Clearing Ltd.–Class H	116,900	5,200,204
Samsung Securities Co., Ltd.	54,720	1,694,247

		19,560,057

Company	Shares	U.S. $ Value
Consumer Finance–4.1%
Kaspi.KZ JSC (ADR)	123,663	$11,482,110
LexinFintech Holdings Ltd. (ADR)	336,429	3,394,569
Muthoot Finance Ltd.	165,373	4,582,572
Qifu Technology, Inc. (ADR)	583,074	26,185,853

		45,645,104

Financial Services–0.2%
PNB Housing Finance Ltd.(a)(e)	236,531	2,418,157

Insurance–5.3%
AIA Group Ltd.–Class H	555,400	4,204,304
BB Seguridade Participacoes SA	1,284,200	9,069,257
China Pacific Insurance Group Co., Ltd.–Class H(a)	803,800	2,532,384
DB Insurance Co., Ltd.	86,610	5,231,905
Hyundai Marine & Fire Insurance Co., Ltd.	93,987	1,399,774
OUTsurance Group Ltd.	2,038,133	7,747,907
PICC Property & Casualty Co., Ltd.–Class H	7,148,000	13,236,024
Ping An Insurance Group Co. of China Ltd.–Class H	1,201,000	7,168,710
Samsung Fire & Marine Insurance Co., Ltd.	33,545	8,186,625

		58,776,890

		335,865,635

Information Technology–20.0%
Communications Equipment–1.4%
Accton Technology Corp.	56,000	992,152
Xiaomi Corp.–Class H(a)(e)	2,339,600	14,804,358

		15,796,510

Electronic Equipment, Instruments & Components–1.0%
Hon Hai Precision Industry Co., Ltd.	2,049,000	9,242,604
Tripod Technology Corp.(a)	344,000	2,062,243

		11,304,847

IT Services–1.8%
FPT Corp.	496,969	2,364,299
HCL Technologies Ltd.	395,710	7,323,749
Infosys Ltd.	580,012	10,616,713

		20,304,761

Semiconductors & Semiconductor Equipment–12.7%
Broadcom, Inc.	19,420	3,251,491
King Yuan Electronics Co., Ltd.(a)	683,000	1,853,562
MediaTek, Inc.	683,000	29,437,604
Realtek Semiconductor Corp.	464,000	7,397,321
SK Hynix, Inc.	154,029	20,532,985
Taiwan Semiconductor Manufacturing Co., Ltd.	2,822,706	79,495,819

		141,968,782

Technology Hardware, Storage & Peripherals–3.1%
Advantech Co., Ltd.	151,294	1,728,726
Asustek Computer, Inc.	434,000	8,075,071
Samsung Electronics Co., Ltd.	547,101	21,690,072

2025 Semi-Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	78,407	$2,537,828

		34,031,697

		223,406,597

Consumer Discretionary–17.7%
Automobiles–3.1%
BYD Co., Ltd.–Class A(a)	281,120	14,610,577
BYD Co., Ltd.–Class H(a)	229,400	11,616,017
Hyundai Motor Co.	20,140	2,720,307
Kia Corp.	97,533	6,168,832

		35,115,733

Broadline Retail–6.6%
Alibaba Group Holding Ltd.–Class H	2,181,800	36,099,991
JD.com, Inc.–Class H	1,519,300	31,254,339
MercadoLibre, Inc.(a)	3,196	6,234,980

		73,589,310

Hotels, Restaurants & Leisure–3.7%
Indian Hotels Co., Ltd. (The)	614,322	5,613,200
MakeMyTrip Ltd.(a)	39,250	3,846,108
Meituan–Class H(a)(e)	1,018,100	20,486,682
Trip.com Group Ltd. (ADR)	24,580	1,562,796
Trip.com Group Ltd.–Class H	145,600	9,255,325

		40,764,111

Household Durables–0.5%
Midea Group Co., Ltd.–Class H(a)	547,300	5,548,668

Specialty Retail–2.8%
HLA Group Corp., Ltd.–Class A	1,947,900	2,126,466
Lojas Renner SA	2,366,500	5,071,857
Mr Price Group Ltd.	769,410	9,332,874
Pop Mart International Group Ltd.–Class H(e)	505,000	10,206,415
United Electronics Co.	186,780	4,678,206

		31,415,818

Textiles, Apparel & Luxury Goods–1.0%
Bosideng International Holdings Ltd.–Class H	8,430,000	4,325,419
Page Industries Ltd.	6,939	3,489,140
Zhejiang Semir Garment Co., Ltd.–Class A(a)	3,757,329	3,409,249

		11,223,808

		197,657,448

Communication Services–9.4%
Diversified Telecommunication Services–0.1%
KT Corp.	31,836	1,072,255

Entertainment–1.7%
International Games System Co., Ltd.	87,000	2,048,336
Kingsoft Corp., Ltd.–Class H	1,347,000	6,560,067
NetEase, Inc.–Class H	487,300	10,010,413

		18,618,816

Company	Shares	U.S. $ Value
Interactive Media & Services–5.7%
NAVER Corp.	62,294	$8,140,810
Tencent Holdings Ltd.–Class H	873,700	55,825,850

		63,966,660

Media–0.3%
China South Publishing & Media Group Co., Ltd.–Class A	1,455,300	2,809,336

Wireless Telecommunication Services–1.6%
Etihad Etisalat Co.	658,106	10,702,052
SK Telecom Co., Ltd.	201,461	7,588,544

		18,290,596

		104,757,663

Industrials–5.1%
Construction & Engineering–0.5%
Larsen & Toubro Ltd.	128,735	5,228,726

Electrical Equipment–0.5%
Contemporary Amperex Technology Co., Ltd.–Class A	160,360	5,612,636

Ground Transportation–0.3%
Full Truck Alliance Co., Ltd. (ADR)	307,690	3,929,202
Globaltrans Investment PLC (Sponsored GDR)(a)(b)(d)(f)	301,797	0

		3,929,202

Industrial Conglomerates–0.6%
Alfa SAB de CV–Class A	5,280,000	4,112,644
SK Square Co., Ltd.(a)	33,300	2,133,102

		6,245,746

Machinery–2.1%
HD Hyundai Heavy Industries Co., Ltd.(a)	27,010	5,165,402
Weichai Power Co., Ltd.–Class A	1,720,800	3,904,585
Yutong Bus Co., Ltd.–Class A	4,085,300	14,963,925

		24,033,912

Marine Transportation–0.2%
Evergreen Marine Corp. Taiwan Ltd.	290,000	1,944,340

Passenger Airlines–0.2%
Turk Hava Yollari AO	216,410	1,772,397

Transportation Infrastructure–0.7%
International Container Terminal Services, Inc.	681,600	4,228,362
Shandong Hi-speed Co., Ltd.–Class A	2,384,798	3,505,653

		7,734,015

		56,500,974

Real Estate–4.1%
Diversified REITs–0.2%
Fibra Uno Administracion SA de CV(a)	2,188,520	2,555,920

Real Estate Management & Development–3.9%
Aldar Properties PJSC	2,435,389	5,561,619
Ayala Land, Inc.	9,251,200	3,729,020

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Emaar Development PJSC	1,491,270	$4,950,902
Emaar Properties PJSC	5,716,266	20,701,619
Macrotech Developers Ltd.(e)	559,256	7,809,912

		42,753,072

		45,308,992

Utilities–3.5%
Electric Utilities–1.4%
Centrais Eletricas Brasileiras SA	218,949	1,565,059
Cia Energetica de Minas Gerais (Preference Shares)	3,329,600	5,986,506
Enel Chile SA(a)	31,806,130	2,091,512
Equatorial Energia SA Ord	471,619	2,644,693
Power Grid Corp. of India Ltd.	898,040	3,039,633

		15,327,403

Gas Utilities–1.1%
GAIL India Ltd.	4,115,740	8,733,468
Kunlun Energy Co., Ltd.–Class H	3,106,000	3,035,087

		11,768,555

Independent Power and Renewable Electricity Producers–0.5%
NTPC Ltd.	1,373,475	5,716,670

Water Utilities–0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	331,362	5,922,934

		38,735,562

Consumer Staples–2.4%
Beverages–0.4%
Eastroc Beverage Group Co., Ltd.–Class A(a)	126,800	4,356,374

Consumer Staples Distribution & Retail–1.2%
BBB Foods, Inc.–Class A(a)	175,622	4,685,595
Cencosud SA	813,730	2,485,221
Sok Marketler Ticaret AS(a)	2,291,163	2,211,013
Zabka Group SA(a)	725,041	3,872,414

		13,254,243

Food Products–0.5%
AVI Ltd.	366,600	1,776,061
WH Group Ltd.–Class H	3,934,000	3,612,213

		5,388,274

Personal Care Products–0.3%
Colgate-Palmolive India Ltd.	137,986	3,867,121

		26,866,012

Materials–2.1%
Chemicals–1.4%
UPL Ltd.	697,123	5,184,937
Yunnan Yuntianhua Co., Ltd.–Class A	3,428,590	10,810,715

		15,995,652

Company	Shares	U.S. $ Value
Construction Materials–0.2%
Cemex SAB de CV	3,791,900	$2,129,000

Metals & Mining–0.5%
China Hongqiao Group Ltd.–Class H	2,456,500	5,081,591

		23,206,243

Energy–1.4%
Oil, Gas & Consumable Fuels–1.4%
Gazprom PJSC (Sponsored ADR)(a)(b)(c)(d)	436,750	0
LUKOIL PJSC(b)(c)(d)	80,321	0
Petroleo Brasileiro SA (Preference Shares)	1,531,900	9,975,625
Petronet LNG Ltd.	1,495,642	5,108,928

		15,084,553

Health Care–1.3%
Health Care Providers & Services–0.1%
Sinopharm Group Co., Ltd.–Class H	546,800	1,268,904

Life Sciences Tools & Services–0.5%
Samsung Biologics Co., Ltd.(a)(e)	8,391	5,823,442

Pharmaceuticals–0.7%
Sun Pharmaceutical Industries Ltd.	384,443	7,787,265

		14,879,611

Total Common Stocks (cost $916,607,106)		1,082,269,290

EQUITY LINKED NOTES–1.1%

Information Technology–1.1%
IT Services–1.1%
FPT Corp., Macquarie Bank Ltd., expiring 12/15/2025 (cost $1,896,094)	2,656,855	12,574,895

SHORT-TERM INVESTMENTS–0.7%
Investment Companies–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(g)(h)(i) (cost $7,677,597)	7,677,597	7,677,597

Total Investments—98.9% (cost $926,180,797)		1,102,521,782

Other assets less liabilities—1.1%		12,291,053

Net Assets—100.0%		$1,114,812,835

2025 Semi-Annual Report	3

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	BRL	163,772	USD	28,228	04/02/2025	$(471,663)

Bank of America NA	USD	28,521	BRL	163,772	04/02/2025	178,678

Bank of America NA	USD	69,572	INR	6,110,547	05/22/2025	1,647,349

Bank of America NA	USD	42,179	TWD	1,376,943	05/23/2025	(627,367)

Barclays Capital, Inc.	USD	3,503	ZAR	64,838	04/10/2025	31,450

Barclays Capital, Inc.	TRY	150,802	USD	4,017	04/17/2025	118,306

Barclays Capital, Inc.	USD	3,210	KRW	4,651,736	04/17/2025	(52,014)

Barclays Capital, Inc.	USD	5,618	IDR	91,926,255	04/29/2025	(106,012)

Barclays Capital, Inc.	USD	2,895	MYR	12,801	06/18/2025	1,146

Barclays Capital, Inc.	USD	7,148	MYR	31,586	06/18/2025	(2,668)

BNP Paribas SA	USD	2,916	IDR	47,684,728	04/29/2025	(57,169)

BNP Paribas SA	PLN	27,371	USD	7,048	05/23/2025	(6,231)

Citibank NA	IDR	139,610,983	USD	8,521	04/29/2025	150,016

Citibank NA	CNH	20,931	USD	2,889	06/05/2025	(3,879)

Deutsche Bank AG	INR	599,685	USD	6,835	05/22/2025	(154,549)

Deutsche Bank AG	USD	3,280	TWD	107,569	05/23/2025	(34,140)

Goldman Sachs Bank USA	USD	6,865	CNH	49,417	06/05/2025	(34,007)

HSBC Bank USA	KRW	33,722,507	USD	23,061	04/17/2025	165,559

HSBC Bank USA	HKD	62,675	USD	8,071	04/24/2025	11,184

HSBC Bank USA	USD	1,392	HKD	10,813	04/24/2025	(1,459)

HSBC Bank USA	PHP	1,049,745	USD	17,813	04/29/2025	(505,406)

HSBC Bank USA	USD	2,410	PHP	140,413	04/29/2025	40,691

JPMorgan Chase Bank	USD	4,341	KRW	6,239,299	04/17/2025	(105,300)

JPMorgan Chase Bank	USD	2,827	PHP	163,055	04/29/2025	18,227

Morgan Stanley Capital Services, Inc.	BRL	163,772	USD	28,521	04/02/2025	(178,678)

Morgan Stanley Capital Services, Inc.	USD	28,398	BRL	163,772	04/02/2025	301,327

Morgan Stanley Capital Services, Inc.	MXN	142,610	USD	6,915	04/09/2025	(47,564)

Morgan Stanley Capital Services, Inc.	BRL	163,772	USD	28,241	05/05/2025	(283,933)

Morgan Stanley Capital Services, Inc.	EUR	16,421	USD	17,306	05/09/2025	(485,781)

Morgan Stanley Capital Services, Inc.	USD	6,629	INR	571,002	05/22/2025	25,773

State Street Bank & Trust Co.	HKD	40,217	USD	5,178	04/24/2025	5,774

State Street Bank & Trust Co.	USD	2,404	EUR	2,226	05/09/2025	8,306

State Street Bank & Trust Co.	THB	170,174	USD	5,074	05/15/2025	43,015

State Street Bank & Trust Co.	USD	11,473	THB	385,631	05/15/2025	(71,134)

UBS	MXN	23,133	USD	1,138	04/09/2025	8,922

UBS	USD	7,988	ZAR	148,717	04/10/2025	118,564

UBS	CNH	182,660	USD	25,343	06/05/2025	93,579

						$(261,088)

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

4	Sanford C. Bernstein Fund, Inc.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021–10/21/2021	$ 4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012–06/14/2016	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020–09/17/2020	2,848,601	0	0.00%

(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $66,735,109 or 6.0% of net assets.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018–06/09/2021	$ 1,956,351	$0	0.00%

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PLN—Polish Zloty

THB—Thailand Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

JSC—Joint Stock Company

PJSC—Public Joint Stock Company

REIT—Real Estate Investment Trust

See notes to financial statements.

2025 Semi-Annual Report	5

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

March 31, 2025 (Unaudited)

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–99.1%

Long-Term Municipal Bonds–89.3%
California–82.4%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.17% (MUNIPSA + 0.30%), 04/01/2056(a)	$5,000	$4,939,145
3.28% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,218,399
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2042	5,500	5,804,555
5.25%, 07/01/2044	4,750	4,967,757
AGM Series 2024-B 4.00%, 07/01/2039	4,500	4,355,945
4.125%, 07/01/2041	3,000	2,902,222
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,263,561
Series 2024 5.00%, 08/01/2055	7,600	8,020,169
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	10,000	10,489,033
5.00%, 11/01/2055	10,000	10,470,864
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,449,340
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	7,015	7,074,856
Series 2023 5.00%, 12/01/2053	9,590	10,013,500
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,432,433
Series 2023 4.545% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,980,627

Principal Amount (000)		U.S. $ Value
4.585% (SOFR + 1.67%), 02/01/2054(a)	$5,000	$5,022,270
5.00%, 02/01/2054	14,770	15,610,122
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,250	13,286,301
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	6,045	6,438,846
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,770,491
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,550,137
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,330	1,122,953
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,607,542
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2037	510	495,546
4.00%, 06/01/2038	1,000	966,990
5.00%, 06/01/2027	800	825,753
5.00%, 06/01/2028	700	731,266
5.00%, 06/01/2030	500	529,046
5.00%, 06/01/2031	400	422,083
5.00%, 06/01/2032	300	315,413
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	2,250	2,273,989
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,484,197
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,560,630

6	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2044(b)	$2,000	$1,991,811
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	885	871,979
4.00%, 06/01/2031(b)	2,000	1,919,202
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	1,265	1,364,755
5.00%, 12/01/2036	1,000	1,065,910
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,591,346
5.00%, 11/15/2028	6,000	6,084,160
5.00%, 11/15/2029	7,000	7,090,288
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,229,797
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2034	750	806,366
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2019 5.00%, 10/01/2039	3,000	3,018,056
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,447,615
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2029	1,280	1,347,055
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	10,023	10,025,301
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	9,385	8,962,464
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	7,618	7,448,869
Series 2021-2, Class X 0.825%, 03/25/2035(c)	3,809	159,667

Principal Amount (000)		U.S. $ Value
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$1,895	$1,734,137
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,745,751
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 3.98% (MUNIPSA + 0.70%), 12/01/2050(a)	4,000	3,985,806
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.00%, 07/01/2042	2,355	2,445,309
5.00%, 07/01/2044	2,000	2,065,440
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,030,489
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.25%, 01/01/2045(b)	1,500	1,481,436
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2026	2,200	2,244,027
5.00%, 12/31/2028	1,000	1,033,371
5.00%, 06/30/2029	1,050	1,083,861
5.00%, 12/31/2029	2,150	2,217,114
5.00%, 12/31/2031	1,930	1,982,212
5.00%, 12/31/2033	1,500	1,533,886
5.00%, 12/31/2043	2,000	2,004,408
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2034	410	447,146
5.00%, 04/01/2035	720	784,374
5.00%, 04/01/2038	500	537,810
5.00%, 04/01/2044	1,415	1,481,962
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2027(b)	2,210	2,215,223
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)	3,400	3,500,425
5.00%, 07/01/2039(b)	2,465	2,521,230

2025 Semi-Annual Report	7

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	$1,500	$1,559,126
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,207,007
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,049,073
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	725	752,722
5.25%, 08/01/2038(b)	500	515,873
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2044(b)	2,000	1,941,542
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	760	756,999
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,000,900
California State Public Works Board (California State Public Works Board Lease) Series 2017-H 5.00%, 04/01/2030	2,000	2,066,391
5.00%, 04/01/2031	2,000	2,065,993
5.00%, 04/01/2032	1,270	1,311,035
California State Public Works Board (State of California Lease) Series 2022-A 5.00%, 08/01/2027	7,000	7,341,818
Series 2022-B 5.00%, 06/01/2026	10,000	10,261,978
Series 2023 5.00%, 09/01/2026	5,000	5,158,276
Series 2024 5.05%, 04/01/2032	2,000	2,033,074
5.06%, 04/01/2033	1,000	1,013,636
California State University (California State University) Series 2017-A 5.00%, 11/01/2033	5,620	5,837,777
Series 2020-A 5.00%, 11/01/2030	600	655,781
5.00%, 11/01/2031	400	435,981
Series 2020-D 1.49%, 11/01/2028	1,500	1,362,398

Principal Amount (000)		U.S. $ Value
Series 2021-B 2.274%, 11/01/2034	$7,000	$5,645,079
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,250,731
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	746,207
5.00%, 04/01/2028	535	563,366
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.00%, 12/01/2041	3,250	3,504,500
5.25%, 12/01/2040	2,400	2,671,716
5.25%, 12/01/2044	2,725	2,961,016
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)	3,250	3,262,333
Series 2019 5.00%, 06/01/2034(b)	755	770,714
5.00%, 06/01/2039(b)	1,800	1,809,639
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,502,692
Series 2018-A 5.00%, 12/01/2027(b)	250	258,683
5.00%, 12/01/2033(b)	1,000	1,029,216
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)	685	697,583
California Statewide Communities Development Authority (Redlands Community Hospital Obligated Group) Series 2016 5.00%, 10/01/2027	2,360	2,414,257
5.00%, 10/01/2028	1,230	1,256,101
5.00%, 10/01/2033	2,135	2,168,950
California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	6,700	6,789,866
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	1,000	1,082,212

8	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2027	$1,000	$1,006,608
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2017 5.00%, 05/15/2029	1,145	1,162,405
Series 2017-A 5.00%, 05/15/2028	1,440	1,483,356
5.00%, 05/15/2031	1,275	1,306,149
Series 2018 5.00%, 05/15/2031	3,000	3,137,331
5.00%, 05/15/2035	1,190	1,219,072
Series 2018-C 5.00%, 05/15/2025	2,955	2,960,693
Series 2019 4.00%, 05/15/2044	4,205	3,849,102
Series 2019-A 5.00%, 05/15/2038	4,315	4,423,760
Series 2020-C 5.00%, 05/15/2031	5,000	5,310,415
5.00%, 05/15/2039	2,655	2,738,151
Series 2021 5.00%, 05/15/2030	5,020	5,321,905
5.00%, 05/15/2033	4,735	5,016,511
5.00%, 05/15/2035	1,685	1,761,106
Series 2021-D 4.00%, 05/15/2040	2,165	2,077,065
Series 2022 4.00%, 05/15/2036	1,300	1,284,603
4.00%, 05/15/2041	1,100	1,042,517
5.00%, 05/15/2032	4,000	4,308,845
Series 2022-A 4.00%, 05/15/2041	6,160	5,838,097
Series 2025 5.00%, 05/15/2036(d)	1,050	1,120,081
5.00%, 05/15/2037(d)	1,065	1,130,614
City of Los Angeles Department of Airports (Prerefunded–US Treasuries) Series 2021 5.00%, 05/15/2033	265	287,637
City of Riverside CA Sewer Revenue (City of Riverside CA Sewer Revenue) Series 2015-A 5.00%, 08/01/2027	2,000	2,014,227
5.00%, 08/01/2030	3,320	3,339,303
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,049,091
5.00%, 09/01/2030	1,295	1,332,574

Principal Amount (000)		U.S. $ Value
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	$995	$1,009,231
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2027	2,480	2,554,957
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	345	291,597
Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AGM Series 2022-A 5.25%, 08/01/2032	3,925	4,359,419
Contra Costa Transportation Authority Sales Tax Revenue (Contra Costa Transportation Authority Sales Tax Revenue) Series 2017-A 5.00%, 03/01/2030	1,250	1,300,846
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	1,995	2,007,932
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,234,716
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,415	2,786,858
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,153,491
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	4,056,668

2025 Semi-Annual Report	9

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	$3,410	$3,040,505
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	818,519
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,680,183
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,450	1,904,516
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,686,479
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,508,493
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	2,922,902
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,027,819
East County Advanced Water Purification Joint Powers Authority (East County Advanced Water Purification Joint Powers Authority) Series 2024 5.00%, 09/01/2026	5,500	5,651,864
Fontana Redevelopment Agency Successor Agency (Fontana Redevelopment Agency Successor Agency) Series 2017-A 5.00%, 10/01/2031	1,750	1,825,256
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	720,788

Principal Amount (000)		U.S. $ Value
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	$3,290	$3,131,005
Series 2021-C 4.00%, 01/15/2043	1,889	1,809,248
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2026	1,000	1,033,518
5.00%, 08/01/2031	1,605	1,816,060
5.00%, 08/01/2033	1,000	1,157,075
5.00%, 08/01/2035	1,000	1,162,266
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 1.40%, 06/01/2025	2,900	2,885,535
2.746%, 06/01/2034	3,165	2,739,337
3.115%, 06/01/2038	2,500	2,051,971
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	5,780	5,319,101
Lake Elsinore Public Financing Authority (Lake Elsinore Public Financing Authority) Series 2015 5.00%, 09/01/2035	2,295	2,300,938
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	3,700	4,132,828
Long Beach Unified School District (Long Beach Unified School District) Series 2010-A 5.00%, 08/01/2025	1,000	1,001,808
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue) Series 2022 5.00%, 07/01/2025	3,000	3,018,279
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-C 5.00%, 07/01/2039	2,500	2,649,294
Series 2023-D 5.00%, 07/01/2041	1,100	1,165,706
Series 2024-B 5.00%, 07/01/2036	2,000	2,188,988
5.00%, 07/01/2037	1,405	1,530,002
5.00%, 07/01/2038	2,055	2,220,633

10	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
5.00%, 07/01/2039	$1,845	$1,982,607
Series 2024-C 5.00%, 07/01/2041	1,070	1,134,721
Series 2024-D 5.00%, 07/01/2043	4,165	4,377,929
Series 2024-E 5.00%, 07/01/2039	2,000	2,156,242
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-A 5.00%, 07/01/2036	1,130	1,136,085
Series 2021 5.00%, 07/01/2038	1,000	1,059,128
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2016-B 5.00%, 07/01/2030	1,495	1,509,191
Series 2023-A 5.00%, 07/01/2042	2,125	2,240,881
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2018-B 5.00%, 07/01/2029	9,020	9,546,394
Series 2024-A 5.00%, 07/01/2032	23,000	26,115,076
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	4,185	5,032,113
Series 2009-B 7.00%, 11/01/2034	5,555	6,692,979
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033	1,650	1,715,616
5.00%, 04/01/2034	1,100	1,140,027
5.00%, 04/01/2035	1,150	1,189,077
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	10,000	10,575,099
Peralta Community College District (Peralta Community College District) Series 2014-A 5.00%, 08/01/2028	1,820	1,823,644
Series 2016-A 5.00%, 08/01/2032	2,720	2,739,171
Pittsburg Successor Agency Redevelopment Agency (Pittsburg Successor Agency Redevelopment Agency) AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,863,809

Principal Amount (000)		U.S. $ Value
Port of Los Angeles (Port of Los Angeles) Series 2024-A 5.00%, 08/01/2029	$1,295	$1,376,743
5.00%, 08/01/2030	2,110	2,273,600
5.00%, 08/01/2035	2,330	2,535,471
Port of Oakland (Port of Oakland) Series 2021 5.00%, 05/01/2025	4,800	4,806,669
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,866,135
5.00%, 09/01/2042	2,510	2,537,795
Riverside County Public Financing Authority (Prerefunded–US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,442,641
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,203,236
San Diego Community College District (Prerefunded–US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,080,115
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2021-B 5.00%, 07/01/2028	5,245	5,488,771
Series 2023 5.00%, 07/01/2041	10,320	10,723,903
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) (REG)–Series 2023-A 5.00%, 04/01/2025	1,645	1,645,000
San Diego County Water Authority (San Diego County Water Authority) Series 2015 5.00%, 05/01/2025	1,275	1,277,528
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2025-Z 5.00%, 07/01/2037(d)	1,500	1,712,414
5.00%, 07/01/2038(d)	1,000	1,133,209
5.00%, 07/01/2039(d)	875	985,735
5.00%, 07/01/2040(d)	1,000	1,118,374
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,650	2,673,962

2025 Semi-Annual Report	11

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2034	$11,015	$11,421,329
5.00%, 05/01/2035	1,000	1,034,519
Series 2019-E 5.00%, 05/01/2034	3,450	3,577,266
5.00%, 05/01/2035	3,275	3,388,051
5.00%, 05/01/2036	3,385	3,493,238
Series 2022-C 2.583%, 05/01/2030	1,625	1,492,325
Series 2024 5.00%, 05/01/2035	3,000	3,237,682
5.00%, 05/01/2036	1,950	2,086,517
5.25%, 05/01/2044	10,000	10,406,948
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,840	3,168,332
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2025	5,790	5,828,681
5.00%, 07/15/2026	3,310	3,411,776
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,012,178
5.00%, 09/01/2030	1,365	1,379,799
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025
5.00%, 09/01/2026(d)	3,510	3,607,599
5.00%, 09/01/2027(d)	2,160	2,265,297
5.00%, 09/01/2029(d)	1,000	1,083,668
5.00%, 09/01/2030(d)	1,675	1,839,064
5.00%, 09/01/2032(d)	1,380	1,546,491
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,500	3,672,834
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,000	2,179,748
Southwestern Community College District (Southwestern Community College District) Series 2015 5.00%, 08/01/2025	3,870	3,900,839
State of California (State of California) Series 2009 7.55%, 04/01/2039	1,000	1,209,589

Principal Amount (000)		U.S. $ Value
Series 2018 4.60%, 04/01/2038	$2,000	$1,913,597
5.00%, 08/01/2025	1,885	1,899,014
Series 2019 5.00%, 04/01/2037	615	652,610
Series 2022 5.00%, 09/01/2036	7,780	8,551,795
Series 2023 5.00%, 09/01/2038	10,000	10,987,647
6.00%, 03/01/2033	4,000	4,355,344
Series 2024 5.15%, 09/01/2034	2,000	2,049,830
Sweetwater Union High School District (Sweetwater Union High School District) Series 2016 5.00%, 08/01/2030	3,205	3,265,093
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 4.00%, 06/01/2034	1,000	1,000,300
4.00%, 06/01/2036	1,015	1,003,385
4.00%, 06/01/2038	1,210	1,179,092
4.00%, 06/01/2040	1,150	1,094,406
5.00%, 06/01/2026	1,360	1,383,090
5.00%, 06/01/2027	1,500	1,548,082
5.00%, 06/01/2028	1,220	1,274,691
5.00%, 06/01/2030	1,500	1,593,615
5.00%, 06/01/2032	1,300	1,379,971
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	518,320
5.00%, 10/01/2032	950	980,933
5.00%, 10/01/2034	600	617,028
5.00%, 10/01/2035	600	615,969
5.00%, 10/01/2036	800	819,375
5.00%, 10/01/2037	1,375	1,405,753
5.00%, 10/01/2038	1,000	1,018,634
University of California (Prerefunded–US Treasuries) Series 2015-I 4.00%, 05/15/2033	5,000	5,008,123
5.00%, 05/15/2031	3,400	3,409,624
University of California (University of California) Series 2017-A 5.00%, 05/15/2028	1,000	1,047,475
5.00%, 05/15/2029	3,000	3,137,444
5.00%, 05/15/2031	2,465	2,568,761
Series 2017-M 5.00%, 05/15/2031	4,000	4,166,697
Series 2023-B 4.693%, 05/15/2033	6,260	6,193,223
5.00%, 05/15/2025	1,000	1,002,724
Series 2024-B 5.00%, 05/15/2026	20,000	20,535,968

12	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Washington Township Health Care District (Washington Township Health Care District) Series 2023-A 5.00%, 07/01/2040	$400	$403,858
5.00%, 07/01/2041	360	361,320
5.00%, 07/01/2042	350	349,696
5.00%, 07/01/2043	275	273,471
AGM Series 2023-B 4.125%, 08/01/2041	750	751,823
4.125%, 08/01/2042	275	274,402
4.25%, 08/01/2043	370	371,154
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,199,870

		865,304,196

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	610	635,527

Florida–0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	123,142
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	150	121,526
Zero Coupon, 10/01/2031	185	143,634
Zero Coupon, 10/01/2032	100	74,293
Zero Coupon, 10/01/2033	250	177,418
Zero Coupon, 10/01/2034	270	183,037
New River Community Development District (New River Community Development District) Series 2006-B 5.00%, 05/01/2013(e)(f)	405	4

		823,054

Georgia–0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2032	460	481,720
5.00%, 01/01/2035	250	260,036
5.00%, 01/01/2036	1,590	1,649,012

		2,390,768

Principal Amount (000)		U.S. $ Value
Guam–2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027	$825	$792,919
Series 2023 5.00%, 10/01/2028	1,045	1,072,741
5.125%, 10/01/2034	140	146,082
5.375%, 10/01/2040	275	287,923
Series 2024-A 5.00%, 10/01/2027	155	159,127
5.00%, 10/01/2031	600	625,417
5.00%, 10/01/2033	600	623,091
5.00%, 10/01/2034	450	467,091
Guam Department of Education (Guam Dept. of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,473,451
5.00%, 02/01/2040	1,090	1,066,424
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	2,050	2,043,661
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2028	3,000	3,151,787
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,024,543
5.00%, 12/01/2029	455	464,644
5.00%, 12/01/2030	730	744,969
5.00%, 12/01/2032	675	687,368
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,643,071
Series 2015-D 5.00%, 11/15/2025	1,140	1,149,700
Series 2021-F 5.00%, 01/01/2031	1,000	1,058,495
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	820,598
5.00%, 11/01/2028	955	992,874
5.00%, 11/01/2029	1,000	1,044,652
5.00%, 11/01/2030	320	335,400
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	405	410,442

		23,286,470

2025 Semi-Annual Report	13

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Illinois–0.7%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	$100	$100,849
5.00%, 09/01/2029	100	100,917
5.00%, 09/01/2032	100	100,004
5.00%, 09/01/2033	200	198,745
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2026	3,250	3,341,683
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL Sales Tax Revenue) Series 2005 6.00%, 01/01/2026(f)(g)(h)	4,450	3,159,500

		7,001,698

Indiana–0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(f)(h)	25	3

Kentucky–0.4%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	230	232,442
5.00%, 02/01/2027	260	266,132
5.00%, 02/01/2030	160	167,529
5.00%, 02/01/2031	200	205,040
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,554,153

		4,425,296

Michigan–0.2%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2031	1,745	1,805,299

Missouri–0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	150	154,374

Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	270	262,594

Principal Amount (000)		U.S. $ Value
New Jersey–1.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,410	$1,440,618
5.00%, 06/15/2029	6,660	6,788,835
Series 2018-A 5.00%, 06/15/2028	2,710	2,766,826
5.00%, 06/15/2029	1,290	1,315,262
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2025	1,000	1,002,081
5.00%, 06/01/2026	1,000	1,015,782
5.00%, 06/01/2028	1,000	1,039,611

		15,369,015

New York–0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	220	218,408

Ohio–0.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 5.00%, 06/01/2036	1,175	1,218,677

Pennsylvania–0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,015,180

Puerto Rico–0.9%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,680	1,151,090
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)	2,440	2,527,837
5.00%, 07/01/2035(b)	1,735	1,781,662
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2027	1,720	1,722,269

14	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	$1,665	$1,903,359

		9,086,217

Washington–0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	876,810

Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	730	732,422
5.00%, 10/01/2026(b)	770	777,344
5.00%, 10/01/2027(b)	805	817,243
5.00%, 10/01/2028(b)	700	712,542
5.00%, 10/01/2029(b)	320	326,777

		3,366,328

Total Long-Term Municipal Bonds (cost $962,037,387)		937,239,914

Short-Term Municipal Notes–9.8%
California–9.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Water System Revenue) Series 2024, Class A 2.65%, 10/01/2054(i)	4,000	4,000,000
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024-H 3.20%, 04/01/2059(i)	4,700	4,700,000
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	28,945	29,074,952
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	37,000	37,164,154
County of Riverside CA (County of Riverside CA) Series 2024-A 3.00%, 10/17/2025	2,500	2,500,704
County of Santa Cruz CA (County of Santa Cruz CA) Series 2024 5.00%, 07/01/2025	5,500	5,534,505

Principal Amount (000)		U.S. $ Value
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-Q 5.00%, 07/01/2025	$4,540	$4,566,513
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.32%, 10/01/2047(b)(i)	5,000	5,000,000
Peralta Community College District (Peralta Community College District) Series 2025 5.00%, 08/01/2025(d)	5,360	5,388,380
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2024-A 5.00%, 06/30/2025	5,000	5,027,789

Total Short-Term Municipal Notes (cost $102,917,217)		102,956,997

Total Municipal Obligations (cost $1,064,954,604)		1,040,196,911

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.5%
Agency CMBS–0.5%
California Housing Finance Agency Series 2021-3, Class X 0.72%, 08/20/2036(c)	3,221	150,293
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,774	3,794,147
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	941	860,024
Series 2022-ML13, Class XCA 0.957%, 07/25/2036(c)	2,541	134,816

Total Commercial Mortgage-Backed Securities (cost $6,040,226)		4,939,280

ASSET-BACKED SECURITIES–0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $836,177)	836	849,472

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C02, Class 1M2 10.454% (CME Term SOFR + 6.11%), 09/25/2028(a)	14	14,517

2025 Semi-Annual Report	15

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2 9.454% (CME Term SOFR + 5.11%), 07/25/2025(a)	$20	$20,269
Series 2015-C02, Class 1M2 8.454% (CME Term SOFR + 4.11%), 05/25/2025(a)	20	19,747
Series 2016-C01, Class 1M2 11.204% (CME Term SOFR + 6.86%), 08/25/2028(a)	41	42,770

Total Collateralized Mortgage Obligations (cost $96,067)		97,303

Total Investments—99.7% (cost $1,071,927,074)		1,046,082,966

Other assets less liabilities—0.3%		3,570,679

Net Assets—100.0%		$1,049,653,645

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	(5.00)%	Quarterly	3.77%	USD	6,200	$(329,772)	$(334,066)	$4,294

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Market Value
USD	19,630	10/15/2028	CPI#	2.565%	Maturity	$(167,681)	$—	$(167,681)
USD	17,750	10/15/2029	2.569%	CPI#	Maturity	115,190	—	115,190
USD	17,250	10/15/2029	2.485%	CPI#	Maturity	179,596	—	179,596
USD	13,425	10/15/2029	2.516%	CPI#	Maturity	120,316	—	120,316
USD	13,413	10/15/2029	2.451%	CPI#	Maturity	160,785	—	160,785
USD	13,412	10/15/2029	2.499%	CPI#	Maturity	130,862	—	130,862
USD	20,620	10/15/2030	CPI#	2.531%	Maturity	(142,977)	—	(142,977)

						$396,091	$—	$396,091

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

16	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	15,500	07/31/2029	1 Day SOFR	4.461%	Annual	$459,374	$—	$459,374
USD	2,000	10/15/2030	1 Day SOFR	4.092%	Annual	38,426	—	38,426
USD	10,000	08/15/2031	1 Day SOFR	4.053%	Annual	187,222	—	187,222
USD	11,500	09/15/2031	1 Day SOFR	3.464%	Annual	(235,307)	—	(235,307)
USD	6,200	06/15/2034	3.543%	1 Day SOFR	Annual	162,104	732	161,372
USD	11,000	08/15/2034	3.545%	1 Day SOFR	Annual	287,279	—	287,279
USD	6,100	08/15/2034	3.231%	1 Day SOFR	Annual	312,824	—	312,824
USD	4,900	08/15/2034	3.304%	1 Day SOFR	Annual	228,526	—	228,526
USD	3,670	08/15/2034	3.272%	1 Day SOFR	Annual	172,696	—	172,696

						$1,613,144	$732	$1,612,412

INTEREST RATE SWAPS (see Note 3)
				Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

Citibank NA	USD	12,395	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$ 927,243	$ —	$ 927,243

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $84,988,355 or 8.1% of net assets.
(c)	IO—Interest Only.
(d)	When-Issued or delayed delivery security.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.
(h)	Defaulted.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AGM—Assured Guaranty Municipal

AMBAC—Ambac Assurance Corporation

CHF—Collegiate Housing Foundation

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

MUNIPSA—Municipal Swap Index

NATL—National Interstate Corporation

REG—Registered Shares

SOFR—Secured Overnight Financing Rate

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2025 Semi-Annual Report	17

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

March 31, 2025 (Unaudited)

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–96.5%

Long-Term Municipal Bonds–91.6%
Alabama–2.8%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	$12,000	$12,812,193
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-D 4.765% (SOFR + 1.85%), 06/01/2049(a)	5,000	5,096,993
5.50%, 06/01/2049	11,435	12,055,023
Series 2024-B 5.00%, 10/01/2055	3,615	3,784,605
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	3,100	3,274,114
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-B 5.115% (SOFR + 2.20%), 04/01/2054(a)	10,000	10,170,353
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,000	936,276
4.00%, 02/01/2040	2,680	2,475,956
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	10,000	10,586,968
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	4,920	5,124,232
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	3,140	3,240,375
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	44,385	43,995,451
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	7,000	7,357,274

Principal Amount (000)		U.S. $ Value
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	$13,025	$13,707,703

		134,617,516

American Samoa–0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	1,595	1,661,748

Arizona–1.8%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,063,597
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c)(d)(e)	2,000	60,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	11,680	11,963,790
Series 2024 4.00%, 06/01/2049	12,580	12,530,057
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,648,576
2.542%, 07/01/2033	5,000	4,270,994
2.642%, 07/01/2034	10,000	8,419,708
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030	600	657,914
5.00%, 07/01/2031	850	928,934
5.00%, 07/01/2032	825	899,110
Series 2020-A 5.00%, 07/01/2030	500	548,261
5.00%, 07/01/2031	650	710,362
5.00%, 07/01/2032	400	435,932
5.00%, 07/01/2033	490	532,118
Series 2021-A 5.00%, 07/01/2039	1,720	1,843,123
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2019-B 5.00%, 07/01/2025	1,250	1,255,760
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,211,067
2.171%, 07/01/2033	5,000	4,130,142

18	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037	$1,805	$1,972,601
5.00%, 07/15/2038	5,500	5,978,486
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.125%, 11/15/2029(b)	2,500	2,503,527
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2025	1,000	1,012,871
5.00%, 12/01/2039	1,000	1,081,837
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2024 5.00%, 06/15/2034(b)	1,250	1,279,317
State of Arizona Lottery Revenue (Prerefunded–US Treasuries) Series 2019 5.00%, 07/01/2025	5,000	5,025,228
5.00%, 07/01/2027	5,500	5,754,119
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 5.25%, 08/01/2042	2,125	2,300,975
5.25%, 08/01/2044	3,000	3,197,140

		87,215,546

Arkansas–0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,900	2,094,626
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	3,000	2,945,769

		5,040,395

California–8.1%
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	10,000	10,527,121
Series 2024 5.00%, 08/01/2055	2,500	2,638,214

Principal Amount (000)		U.S. $ Value
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	$1,175	$1,230,327
Series 2025-A 5.00%, 01/01/2056	1,500	1,575,707
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,449,340
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	11,115	11,788,495
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.545% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,980,627
4.585% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,022,270
Series 2024-E 5.00%, 02/01/2055	1,400	1,494,118
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	1,360	1,475,051
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	8,015	8,632,549
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	18,035	14,388,029
California Enterprise Development Authority (County of Riverside CA Lease) Series 2024 5.00%, 11/01/2036	5,005	5,656,902
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	9,570	9,572,013
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	3,285	3,136,863
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	15,712	15,363,293
Series 2021-2, Class X 0.825%, 03/25/2035(f)	9,522	399,168

2025 Semi-Annual Report	19

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	$3,789	$3,468,273
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	5,000	3,965,003
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	2,000	2,164,423
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025 5.25%, 05/15/2044(g)	4,015	4,212,747
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)	875	739,556
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	13,250	10,906,654
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	5,500	4,336,050
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	12,800	10,385,070
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	7,000	5,729,634
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,508,493
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	6,545	4,782,599
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,000	2,760,779

Principal Amount (000)		U.S. $ Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue) Series 2021-A 4.00%, 06/01/2037	$6,165	$6,340,125
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2028	1,600	1,689,038
Series 2022-C 5.00%, 07/01/2038	1,000	1,064,491
5.00%, 07/01/2042	1,400	1,462,655
Series 2023-E 5.00%, 07/01/2038	2,005	2,158,761
Series 2024-A 5.00%, 07/01/2040	2,680	2,860,049
Series 2024-B 5.00%, 07/01/2036	2,000	2,188,988
5.00%, 07/01/2037	4,000	4,355,878
5.00%, 07/01/2039	2,640	2,836,901
Series 2024-C 5.00%, 07/01/2041	2,000	2,120,973
Series 2024-D 5.00%, 07/01/2043	7,165	7,531,300
Series 2024-E 5.00%, 07/01/2039	4,530	4,883,888
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2016-B 5.00%, 07/01/2042	1,075	1,077,981
Series 2020-B 5.00%, 07/01/2039	2,000	2,093,616
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-B 5.00%, 07/01/2040	2,075	2,175,253
Series 2022-D 5.00%, 07/01/2041	1,140	1,202,467
Series 2023-A 5.00%, 07/01/2041	1,285	1,363,602
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	25,000	28,092,647
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	15,000	13,692,726

20	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2042	$20,735	$21,484,570
San Francisco Intl Airport (San Francisco Intl Airport) Series 2020-E 5.00%, 05/01/2037	9,645	10,016,792
Series 2023-E 5.25%, 05/01/2034	22,275	24,486,749
5.25%, 05/01/2035	10,870	11,868,537
Series 2024 5.00%, 05/01/2038	7,000	7,391,120
5.25%, 05/01/2042	10,000	10,530,720
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	2,990	3,335,673
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	7,000	7,345,668
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,335	2,544,856
5.00%, 07/01/2041	2,355	2,495,671
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	11,022,055
5.00%, 09/01/2043	10,000	10,801,750
5.10%, 03/01/2029	2,000	2,063,027
6.00%, 03/01/2033	1,000	1,088,836
University of California (University of California) Series 2023-B 5.00%, 05/15/2042	5,000	5,379,603
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	3,000	3,059,961

		388,396,295

Colorado–2.1%
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2023-B 5.00%, 11/15/2029	3,250	3,441,231

Principal Amount (000)		U.S. $ Value
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2025	$10,000	$10,112,134
5.00%, 12/01/2026	16,080	16,484,330
5.00%, 12/01/2028	16,105	16,913,323
5.00%, 12/01/2029	9,560	9,995,901
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 4.75%, 04/01/2034(b)	2,100	2,137,309
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	3,000	3,199,380
5.00%, 08/01/2035	1,995	2,085,432
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027	2,280	2,385,431
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.658% (SOFR + 0.75%), 09/01/2039(a)	4,000	4,003,132
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	2,139	1,885,407
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	1,603	1,639,906
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	12,578,730
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 5.80%, 12/01/2032	1,630	1,713,952
University of Colorado (Prerefunded–US Treasuries) Series 2015-A 4.00%, 06/01/2033	6,000	6,010,122
4.00%, 06/01/2035	3,525	3,530,947
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050	646	502,297
5.00%, 12/15/2026	270	278,330
AGM Series 2020 5.00%, 12/01/2027	305	318,711
5.00%, 12/01/2030	385	412,332

2025 Semi-Annual Report	21

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 12/01/2033	$285	$302,090
5.00%, 12/01/2050	300	303,527

		100,233,954

Connecticut–2.4%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2028	1,000	1,045,949
Series 2017-B 5.00%, 08/15/2025	1,085	1,092,434
5.00%, 08/15/2026	4,500	4,617,213
5.00%, 08/15/2027	6,610	6,904,813
Series 2017-C 5.00%, 08/15/2026	2,480	2,544,598
5.00%, 08/15/2027	2,605	2,721,186
5.00%, 08/15/2028	1,620	1,689,356
City of Bridgeport CT (Prerefunded–US Treasuries) Series 2017-B 5.00%, 08/15/2027	755	792,567
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018-K1 5.00%, 07/01/2026	1,000	1,010,254
5.00%, 07/01/2027	1,100	1,127,040
5.00%, 07/01/2028	1,100	1,135,548
5.00%, 07/01/2029	1,200	1,234,474
5.00%, 07/01/2037	1,500	1,510,576
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	19,535	19,469,394
State of Connecticut (State of Connecticut) Series 2015-B 5.00%, 06/15/2032	7,345	7,364,934
Series 2015-F 5.00%, 11/15/2027	1,570	1,588,556
Series 2016-A 5.00%, 03/15/2029	14,500	14,757,311
Series 2018-C 5.00%, 06/15/2026	5,500	5,649,480
Series 2020-A 5.00%, 01/15/2040	2,565	2,684,761
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2021-A 5.00%, 05/01/2041	2,840	2,984,645
Series 2021-D 4.00%, 11/01/2039	1,060	1,057,740
Series 2023-A 5.25%, 07/01/2042	10,000	10,868,697
Town of Stratford CT (Town of Stratford CT) BAM Series 2019 5.00%, 01/01/2030	2,035	2,099,124

Principal Amount (000)		U.S. $ Value
5.00%, 01/01/2031	$3,890	$4,005,073
5.00%, 01/01/2032	3,890	4,000,473
5.00%, 01/01/2033	3,555	3,649,575
University of Connecticut (University of Connecticut) Series 2022-A 5.00%, 05/01/2040	7,065	7,628,853

		115,234,624

Delaware–0.0%
Delaware State Economic Development Authority (Newark Charter School) Series 2020 4.00%, 09/01/2030	575	572,624
5.00%, 09/01/2050	1,000	985,081

		1,557,705

District of Columbia–1.0%
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2024-A 5.00%, 10/01/2035	10,000	11,213,356
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.00%, 10/01/2025	1,000	1,008,704
5.00%, 10/01/2033	17,600	18,822,028
5.00%, 10/01/2034	2,000	2,130,280
5.00%, 10/01/2036	8,500	8,977,261
5.00%, 10/01/2040	1,675	1,743,281
5.00%, 10/01/2044	2,000	2,042,495

		45,937,405

Florida–4.7%
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2024 5.00%, 11/15/2043	2,420	2,530,414
5.00%, 11/15/2044	2,000	2,080,477
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Foundation) Series 2017 5.00%, 08/15/2031	5,000	5,163,784
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034	650	435,951
Zero Coupon, 09/01/2035	650	414,880
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,250	1,217,374

22	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
County of Broward FL Convention Center Hotel Revenue (County of Broward FL Convention Center Hotel Revenue) Series 2022 5.00%, 01/01/2035	$2,685	$2,905,585
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2040	2,460	2,634,849
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2027	4,650	4,836,139
5.00%, 10/01/2035	23,870	25,441,040
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2021 4.00%, 10/01/2038	2,490	2,462,944
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2029	5,500	5,779,849
5.00%, 10/01/2038	2,535	2,612,392
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	735	595,477
Zero Coupon, 10/01/2031	905	702,641
Zero Coupon, 10/01/2032	500	371,465
Zero Coupon, 10/01/2033	1,210	858,704
Zero Coupon, 10/01/2034	1,260	854,173
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	25,000	26,845,770
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,301,034
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.00%, 07/01/2044	13,920	13,966,356
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	2,000	2,001,161
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.125%, 06/01/2040(b)	3,760	3,722,153

Principal Amount (000)		U.S. $ Value
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.50%, 06/15/2038(b)	$2,000	$2,155,145
6.625%, 06/15/2043(b)	2,195	2,361,577
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2026	1,750	1,767,709
5.00%, 10/01/2028	1,015	1,024,617
Series 2021 1.425%, 10/01/2026	3,000	2,871,071
Florida State Board of Education (State of Florida) Series 2017-B 5.00%, 06/01/2025	5,340	5,356,865
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2043	10,000	10,651,469
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2025	5,700	5,754,141
Series 2024 5.00%, 10/01/2034	4,285	4,621,486
5.00%, 10/01/2035	2,000	2,147,879
5.00%, 10/01/2036	1,235	1,314,986
Greater Orlando Aviation Authority (Prerefunded–US Treasuries) Series 2017-A 5.00%, 10/01/2029	3,000	3,127,255
5.00%, 10/01/2030	6,250	6,515,115
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	6,500	6,835,937
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	2,000	2,235,152
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,486,527
JEA Electric System Revenue (JEA Electric System Revenue) Series 2017-B 5.00%, 10/01/2030	1,185	1,236,170
JEA Water & Sewer System Revenue (JEA Water & Sewer System Revenue) Series 2024-A 5.00%, 10/01/2043	1,635	1,740,727

2025 Semi-Annual Report	23

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 4.125%, 11/15/2029	$2,975	$2,978,358
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028	7,795	7,999,401
5.00%, 07/01/2029	6,215	6,384,931
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	2,860	3,125,211
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2035	8,565	8,600,500
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2029	3,000	3,104,850
5.00%, 01/01/2030	3,180	3,285,206
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2044	4,800	4,998,242
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	968,631
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)(d)(e)	1,905	1,409,700
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,356,516
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 4.85%, 05/01/2038(b)	1,000	1,023,619

		223,173,605

Georgia–2.1%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2035	1,565	1,655,941
5.00%, 07/01/2036	2,845	3,003,119

Principal Amount (000)		U.S. $ Value
5.00%, 07/01/2037	$2,535	$2,664,386
5.00%, 07/01/2039	2,765	2,875,140
5.00%, 07/01/2040	7,105	7,344,640
5.00%, 07/01/2041	7,460	7,675,258
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026	1,000	1,019,676
5.00%, 04/01/2027	250	259,840
5.00%, 04/01/2028	250	264,358
5.00%, 04/01/2029	300	321,700
5.00%, 04/01/2030	225	244,315
5.00%, 04/01/2031	250	270,017
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2026	300	306,836
5.00%, 10/01/2027	270	280,014
5.00%, 10/01/2028	320	335,205
5.00%, 10/01/2029	375	396,182
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,500	3,493,132
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052	1,455	1,511,234
Series 2023-A 5.00%, 06/01/2053	22,965	23,983,236
Series 2024-E 5.00%, 05/01/2055	2,535	2,681,070
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.608% (SOFR + 1.70%), 12/01/2053(a)	5,000	5,116,542
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,355	2,495,549
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2036	1,100	1,259,248
5.00%, 07/01/2037	1,100	1,258,714
5.00%, 07/01/2038	2,350	2,687,214
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2042	1,500	1,584,790
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	25,000	27,537,832

		102,525,188

24	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Guam–0.0%
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	$700	$709,406

Hawaii–0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038(g)	2,200	2,446,523
City & County of Honolulu HI (City & County of Honolulu HI) Series 2024-A 5.25%, 07/01/2043	1,000	1,094,494
5.25%, 07/01/2044	1,000	1,089,588
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2042(g)	3,030	3,137,904
State of Hawaii Harbor System Revenue (State of Hawaii Harbor System Revenue) Series 2020-A 4.00%, 07/01/2035	2,765	2,681,289

		10,449,798

Illinois–5.8%
Chicago Board of Education (Chicago Board of Education) Series 2012-B 5.00%, 12/01/2033	2,265	2,265,260
Series 2018-A 5.00%, 12/01/2026	1,000	1,013,664
Series 2021-A 5.00%, 12/01/2037	3,750	3,772,296
Series 2023 5.25%, 04/01/2034	2,125	2,297,673
Series 2023-A 5.00%, 12/01/2034	7,000	7,174,755
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-C 5.00%, 01/01/2027	3,020	3,063,792
Series 2018-A 5.00%, 01/01/2039	6,000	6,108,022
Series 2022 4.00%, 01/01/2042	3,160	3,032,788
5.00%, 01/01/2029	500	524,977
5.00%, 01/01/2030	800	848,314
5.00%, 01/01/2033	890	945,294
5.00%, 01/01/2040	1,850	1,894,605
5.00%, 01/01/2041	2,000	2,037,980
5.00%, 01/01/2042	2,200	2,232,525
Series 2024-A 5.00%, 01/01/2036	1,180	1,246,385
5.00%, 01/01/2037	2,500	2,628,198

Principal Amount (000)		U.S. $ Value
5.00%, 01/01/2038	$2,500	$2,614,789
5.00%, 01/01/2039	1,600	1,660,607
5.25%, 01/01/2040	4,000	4,253,557
Series 2024-C 5.00%, 01/01/2034	3,000	3,222,845
5.25%, 01/01/2041	2,250	2,389,596
Series 2024-E 5.00%, 01/01/2029	2,885	3,029,120
BAM Series 2017-F 4.25%, 01/01/2042	2,000	1,964,539
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	2,140	2,150,618
Illinois Finance Authority (Bradley University) Series 2024 5.00%, 08/01/2025	400	401,837
5.00%, 08/01/2026	450	458,720
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	2,300	2,262,172
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2025	350	350,540
5.00%, 09/01/2026	675	678,907
5.00%, 09/01/2027	455	458,861
5.00%, 09/01/2029	865	872,933
5.00%, 09/01/2031	1,000	1,003,134
5.00%, 09/01/2034	600	592,216
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027	1,000	1,009,578
5.00%, 11/15/2028	1,250	1,261,237
Illinois Housing Development Authority (FCR 2019-A) Series 2019-A, Class 1 3.87%, 11/15/2035(b)	23,636	21,191,099
Illinois Housing Development Authority (FCR 2019-C) Series 2019-C, Class 1 3.87%, 11/15/2035(b)	5,577	5,000,560
Illinois Housing Development Authority (FCR 2019-D) Series 2019-D, Class 1 3.87%, 11/01/2051(b)	5,093	4,566,029
Illinois Housing Development Authority (FCR 2019-E) Series 2019-E, Class 1 3.87%, 11/15/2035(b)	3,329	2,984,756
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-H 4.00%, 01/01/2042	10,000	9,396,673

2025 Semi-Annual Report	25

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Illinois Municipal Electric Agency (Illinois Municipal Electric Agency) Series 2015-A 5.00%, 02/01/2027	$16,370	$16,465,358
5.00%, 02/01/2028	13,565	13,638,222
5.00%, 02/01/2029	12,885	12,950,247
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	2,669	2,825,444
Series 2021-A 5.00%, 01/01/2041	27,195	28,845,919
Series 2024-A 5.00%, 01/01/2037	4,380	4,832,456
Metropolitan Water Reclamation District of Greater Chicago (Metropolitan Water Reclamation District of Greater Chicago) Series 2007-B 5.25%, 12/01/2035	4,835	5,648,725
Series 2009 5.72%, 12/01/2038	2,000	2,065,528
Railsplitter Tobacco Settlement Authority (Prerefunded–US Treasuries) Series 2017 5.00%, 06/01/2025	12,450	12,491,450
State of Illinois (State of Illinois) Series 2016 5.00%, 02/01/2029	1,100	1,130,281
Series 2017-D 5.00%, 11/01/2028	1,675	1,740,356
Series 2019-B 4.00%, 11/01/2033	9,000	8,918,761
Series 2020 5.50%, 05/01/2039	1,500	1,584,491
Series 2022-B 5.25%, 10/01/2037	4,000	4,289,694
Series 2024 5.00%, 02/01/2026	2,500	2,538,657
5.00%, 02/01/2038	9,000	9,589,983
Series 2024-B 5.00%, 05/01/2039	2,250	2,376,823
5.00%, 05/01/2040	1,765	1,854,996
5.00%, 05/01/2041	7,530	7,883,685
5.25%, 05/01/2042	8,500	8,999,266
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-A 5.00%, 06/15/2025	10,000	10,033,817

		275,565,610

Indiana–0.8%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	159	16

Principal Amount (000)		U.S. $ Value
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$14,460	$14,702,960
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2028	1,175	1,257,263
5.00%, 10/01/2029	1,425	1,547,504
5.00%, 10/01/2030	1,000	1,098,329
5.00%, 10/01/2032	1,715	1,910,679
5.00%, 10/01/2034	800	899,430
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2025	750	750,000
5.00%, 04/01/2026	790	795,901
5.00%, 04/01/2027	830	849,654
5.00%, 04/01/2028	875	903,509
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	10,991,670
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	1,895	1,735,089
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044	1,700	1,521,419

		38,963,423

Iowa–0.1%
Iowa Finance Authority (Prerefunded–US Treasuries) Series 2022 4.00%, 12/01/2050	5,450	5,775,519

Kansas–0.1%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	2,000	2,005,431
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	205	214,570
6.50%, 11/15/2042(b)	1,610	1,691,883

		3,911,884

Kentucky–1.8%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,688,759

26	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2040	$2,910	$3,103,183
5.25%, 01/01/2042	2,860	3,011,366
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,036,424
5.00%, 08/15/2041	1,260	1,279,318
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2028	8,780	8,935,616
5.00%, 06/01/2030	5,870	5,948,974
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	20,065	21,061,382
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.895% (SOFR + 1.98%), 04/01/2054(a)	20,000	20,000,000
5.25%, 04/01/2054	5,280	5,673,461
Series 2025-A 5.25%, 06/01/2055	2,830	2,990,237
Kentucky Turnpike Authority (Kentucky Turnpike Authority) Series 2016-A 5.00%, 07/01/2025	2,515	2,528,381
5.00%, 07/01/2027	5,075	5,188,004

		84,445,105

Louisiana–1.4%
City of New Orleans LA Sewerage Service Revenue (Prerefunded–US Treasuries) Series 2015 5.00%, 06/01/2040	2,000	2,006,659
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AGM Series 2021 2.889%, 12/01/2041	2,000	1,509,669
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax (Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax) Series 2015 5.00%, 08/01/2027	6,450	6,489,778
5.00%, 08/01/2028	2,535	2,549,701

Principal Amount (000)		U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	$6,080	$6,143,630
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(b)	22,000	22,130,810
Louisiana Public Facilities Authority (Prerefunded–US Treasuries) AGM Series 2015 5.00%, 06/01/2036	2,000	2,006,827
New Orleans Aviation Board (New Orleans Aviation Board) Series 2024 5.00%, 01/01/2034	1,835	1,969,904
5.00%, 01/01/2039	1,340	1,398,653
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	2,250	2,255,947
6.10%, 06/01/2038(b)	3,030	3,298,408
6.10%, 12/01/2040(b)	2,595	2,826,656
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,700	1,687,225
State of Louisiana Gasoline & Fuels Tax Revenue (Prerefunded–US Govt Agencies) Series 2015-A 4.50%, 05/01/2039	2,500	2,503,197
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.538% (SOFR + 0.50%), 05/01/2043(a)	10,095	10,069,053

		68,846,117

Maine–0.0%
Maine Municipal Bond Bank (Maine Municipal Bond Bank) Series 2014-A 5.00%, 09/01/2025	1,000	1,001,517

Maryland–0.9%
County of Frederick MD (Prerefunded–US Treasuries) Series 2019-A 5.00%, 08/01/2027	165	172,698
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 11/12/2028	10,000	10,130,173

2025 Semi-Annual Report	27

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2031	$1,365	$1,474,850
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	3,000	3,293,418
5.00%, 06/01/2041	2,465	2,656,517
5.00%, 06/01/2042	2,335	2,502,935
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	16,380	16,499,785
State of Maryland Department of Transportation (Baltimore/Washington Intl Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2029	700	739,364
5.00%, 08/01/2036	1,000	1,043,892
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 09/01/2025	6,550	6,610,663

		45,124,295

Massachusetts–1.7%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	3,000	3,019,068
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2017-D 5.00%, 07/01/2025	7,760	7,802,465
5.00%, 02/01/2036	4,435	4,559,036
Series 2022-B 4.11%, 07/15/2031	2,396	2,378,718
Series 2024-A 5.00%, 01/01/2040	5,000	5,427,110
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.00%, 07/01/2043	2,000	2,139,661
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2016-I 5.00%, 07/01/2034	1,935	1,960,950
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2016-E 5.00%, 07/01/2025	1,750	1,757,265
Series 2023 5.00%, 07/01/2026	1,000	1,021,904

Principal Amount (000)		U.S. $ Value
Massachusetts Development Finance Agency (Mass General Brigham) Series 2017-S1 5.00%, 07/01/2025	$7,565	$7,604,252
5.00%, 07/01/2029	9,000	9,392,834
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2020-A 5.00%, 10/15/2025	5,000	5,063,316
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,014,631
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2028	1,425	1,458,769
5.00%, 07/01/2030	2,100	2,142,618
5.00%, 07/01/2032	2,000	2,031,176
5.00%, 07/01/2033	2,000	2,026,064
AGM Series 2020-C 5.00%, 10/01/2026	325	333,749
5.00%, 10/01/2027	440	459,214
5.00%, 10/01/2028	500	529,154
5.00%, 10/01/2029	295	315,835
5.00%, 10/01/2030	315	340,633
5.00%, 10/01/2031	375	404,684
5.00%, 10/01/2032	245	261,924
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2015-C 5.00%, 08/15/2027	5,000	5,039,881
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) AGM Series 2007-B 5.25%, 08/01/2025	12,510	12,613,027

		81,097,938

Michigan–3.1%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.663% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	14,000	13,799,877
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	3,705	3,795,130
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-C 5.00%, 07/01/2025	7,805	7,847,492

28	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2024-A 5.00%, 07/01/2035	$2,100	$2,346,029
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	49,188,411
Michigan Finance Authority (Corewell Health Obligated Group) Series 2022 5.00%, 04/15/2025	5,265	5,268,718
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	5,000	4,679,793
4.00%, 06/01/2035	1,000	982,285
4.00%, 06/01/2036	1,000	974,975
4.00%, 06/01/2037	1,000	965,565
4.00%, 06/01/2038	1,000	955,427
4.00%, 06/01/2039	2,000	1,887,734
5.00%, 06/01/2025	610	611,414
5.00%, 06/01/2026	1,290	1,311,277
5.00%, 06/01/2028	1,000	1,039,975
5.00%, 06/01/2029	2,000	2,096,330
5.00%, 06/01/2031	745	786,982
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,601,954
Series 2014-B 5.00%, 07/01/2027	4,990	4,997,096
5.00%, 07/01/2031	2,460	2,462,873
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2025	3,000	3,012,047
5.50%, 12/01/2026	4,500	4,516,402
5.50%, 12/01/2027	2,720	2,730,162
Michigan State Hospital Finance Authority (Ascension Health Credit Group) Series 2019 5.00%, 11/01/2025	2,315	2,340,031
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2025	2,200	2,218,083
5.00%, 06/30/2026	2,400	2,433,025
5.00%, 12/31/2026	5,770	5,879,478
5.00%, 06/30/2027	7,635	7,811,846
5.00%, 12/31/2027	5,770	5,929,795
5.00%, 06/30/2028	4,645	4,790,128

		149,260,334

Principal Amount (000)		U.S. $ Value
Minnesota–0.3%
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	$3,250	$3,399,968
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	3,250	3,347,858
5.25%, 01/01/2044	2,000	2,081,813
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	5,425	5,474,038
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039	1,000	830,506

		15,134,183

Mississippi–0.2%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2033	1,630	1,747,704
State of Mississippi (Prerefunded–US Treasuries) Series 2015-A 4.00%, 10/01/2031	5,525	5,556,382

		7,304,086

Missouri–0.4%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2028	1,375	1,415,932
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	4,000	4,308,846
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2039	5,000	4,953,714
Series 2021-C 5.00%, 05/01/2052	2,320	2,438,134
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	775	797,601

2025 Semi-Annual Report	29

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Metropolitan St. Louis Sewer District (Metropolitan St. Louis Sewer District) Series 2022-A 5.00%, 05/01/2038	$1,710	$1,856,722
5.00%, 05/01/2039	3,100	3,342,723

		19,113,672

Montana–0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2026	3,190	3,229,172
5.00%, 02/15/2027	6,950	7,161,744
5.00%, 02/15/2028	2,375	2,443,058

		12,833,974

Nebraska–0.3%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	5,000	5,217,250
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,416,047

		15,633,297

Nevada–0.6%
City of Las Vegas NV (City of Las Vegas NV) Series 2015-C 5.00%, 09/01/2026	2,930	2,984,145
County of Clark NV (Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue) Series 2024 4.00%, 07/01/2041	4,640	4,529,223
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2016-B 5.00%, 06/01/2028	4,590	4,701,116
Series 2022-C 5.00%, 06/01/2025	5,950	5,971,866
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2035	1,175	1,251,417
5.25%, 07/01/2038	1,430	1,532,237
State of Nevada (Prerefunded–US Govt Agencies) Series 2015-D 5.00%, 04/01/2027	7,000	7,011,530

		27,981,534

New Hampshire–1.6%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 3.777%, 10/20/2051	6,972	6,552,694

Principal Amount (000)		U.S. $ Value
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	$2,000	$1,943,288
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)	678	669,881
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	6,877	6,882,370
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)	1,000	987,452
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	997,492
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.168%, 01/20/2041	1,000	966,735
Series 2025-A Zero Coupon, 02/01/2035(b)	2,325	1,252,715
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	8,773	8,745,777
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	24,102	24,082,707
Series 2022-1, Class X 0.303%, 09/20/2036(f)	19,282	386,551
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,669	9,381,131
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	5,572	5,372,353
Series 2024-1, Class X 0.497%, 07/01/2051(f)	7,212	269,606
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	4,975	4,573,733
Series 2024-2, Class X 0.51%, 08/20/2039(f)	4,975	200,618

30	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018-A 4.00%, 11/01/2027(b)	$2,250	$2,238,018
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	837	831,202

		76,334,323

New Jersey–6.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026(h)	5,930	6,053,267
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	7,755	7,724,211
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026	1,000	1,002,139
5.50%, 01/01/2027	1,000	1,002,152
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2025	2,750	2,766,298
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025	1,000	1,001,534
5.00%, 06/15/2026	3,500	3,505,659
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2027	3,000	3,122,675
5.00%, 06/15/2033	2,065	2,266,134
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,360	3,363,468
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	12,830	13,108,603
5.00%, 06/15/2028	975	995,445
Series 2018-A 5.00%, 06/15/2029	3,050	3,109,727
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019-B 5.00%, 06/15/2033	3,885	4,069,599

Principal Amount (000)		U.S. $ Value
AGM Series 2006-C Zero Coupon, 12/15/2033	$6,600	$4,792,096
New Jersey Transportation Trust Fund Authority (Prerefunded–US Treasuries) Series 2019 5.00%, 06/15/2029	1,525	1,643,391
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2027	8,605	9,041,718
5.00%, 12/15/2029	38,555	40,870,120
5.00%, 12/15/2030	5,885	6,213,295
5.00%, 12/15/2032	5,230	5,486,122
5.00%, 12/15/2033	7,230	7,562,914
Series 2023-B 5.00%, 06/15/2041	9,685	10,218,185
5.00%, 06/15/2042	2,915	3,055,919
5.00%, 06/15/2043	1,505	1,569,526
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042	7,570	7,002,451
5.00%, 06/15/2037	8,000	8,718,993
5.00%, 06/15/2042	3,550	3,734,686
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2014-A 5.00%, 01/01/2027	1,800	1,803,126
Series 2017-A 5.00%, 01/01/2029	7,235	7,466,525
Series 2017-B 5.00%, 01/01/2029	10,000	10,527,983
5.00%, 01/01/2030	14,830	15,576,725
5.00%, 01/01/2031	15,220	15,939,346
Series 2021-B 1.713%, 01/01/2029	6,625	6,018,431
Series 2024-A 5.00%, 01/01/2032	11,235	12,458,632
5.00%, 01/01/2033	2,000	2,235,832
5.00%, 01/01/2034	2,100	2,362,791
Series 2024-C 5.00%, 01/01/2043	7,500	8,015,543
5.00%, 01/01/2044	2,500	2,665,903
AGM Series 2005-D3 5.25%, 01/01/2026	13,215	13,452,446
South Jersey Transportation Authority (South Jersey Transportation Authority) BAM Series 2022 5.00%, 11/01/2036	450	483,125
5.00%, 11/01/2037	400	426,914
State of New Jersey (State of New Jersey) Series 2020 5.00%, 06/01/2025	20,500	20,567,519

2025 Semi-Annual Report	31

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2025	$4,125	$4,133,586
5.00%, 06/01/2026	3,000	3,047,346
5.00%, 06/01/2027	4,000	4,114,506
5.00%, 06/01/2028	2,140	2,224,767
5.00%, 06/01/2035	2,620	2,682,870
Series 2018-B 5.00%, 06/01/2046	10,570	10,327,704

		309,531,947

New Mexico–0.3%
New Mexico Municipal Energy Acquisition Authority (New Mexico Municipal Energy Acquisition Authority) Series 2025 5.00%, 06/01/2054	5,000	5,282,233
New Mexico Municipal Energy Acquisition Authority (Prerefunded–US Treasuries) Series 2019-A 5.00%, 11/01/2039	10,000	10,013,498

		15,295,731

New York–9.9%
City of New York NY (City of New York NY) Series 2015-A 5.00%, 08/01/2025	6,720	6,769,970
Series 2019-E 5.00%, 08/01/2025	6,100	6,145,360
Series 2020-A 5.00%, 08/01/2026	3,130	3,219,546
Series 2021 1.396%, 08/01/2027	18,750	17,599,485
City of New York NY (Prerefunded–US Treasuries) Series 2021-F 5.00%, 06/01/2044(h)	5,000	5,017,577
County of Nassau NY (County of Nassau NY) Series 2024-A 5.00%, 04/01/2042	8,815	9,472,995
5.00%, 04/01/2044	4,120	4,394,252
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039	4,505	4,492,037
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2036	6,880	7,058,638
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028	20,070	20,605,839

Principal Amount (000)		U.S. $ Value
Series 2017 5.00%, 11/15/2025	$7,190	$7,271,993
Series 2017-C
5.00%, 11/15/2029	22,370	23,498,414
5.00%, 11/15/2030	13,755	14,411,757
5.00%, 11/15/2031	5,505	5,753,399
5.00%, 11/15/2033	8,500	8,836,271
Series 2025 5.00%, 11/15/2044	4,060	4,195,362
BAM Series 2024-A 4.00%, 11/15/2048	6,500	5,890,495
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	10,650	12,149,347
5.00%, 06/15/2035	2,000	2,243,879
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2037	7,250	8,007,078
5.00%, 11/01/2038	17,000	18,671,457
5.00%, 11/01/2039	3,400	3,713,246
Series 2025-H 5.00%, 11/01/2043(g)	1,010	1,069,632
5.00%, 11/01/2044(g)	5,140	5,430,176
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2036	10,245	10,545,142
Series 2018-S 5.00%, 07/15/2031	18,035	18,983,030
5.00%, 07/15/2032	15,945	16,738,599
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2017-A 5.00%, 08/01/2033	4,860	5,025,725
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	400	401,038
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,946,465
2.80%, 09/15/2069	11,555	10,583,127
New York State Dormitory Authority (New York State Sales Tax) Series 2017-A 5.00%, 03/15/2039	14,705	15,013,012
Series 2018-C 5.00%, 03/15/2040	6,990	7,185,945

32	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2019-A 5.00%, 03/15/2036	$10,000	$10,501,140
Series 2021-A 4.00%, 03/15/2039	1,825	1,808,636
Series 2021-E 4.00%, 03/15/2037	19,200	19,354,318
Series 2022-A 4.00%, 03/15/2039	3,500	3,468,616
Series 2024-A 5.00%, 03/15/2042	5,000	5,330,589
5.00%, 03/15/2043	6,000	6,376,859
5.00%, 03/15/2046	2,840	2,972,365
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028	22,110	22,802,560
5.00%, 01/01/2029	27,145	27,951,448
Series 2023 5.625%, 04/01/2040	7,000	7,350,509
6.00%, 04/01/2035	5,000	5,492,401
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2040	7,015	7,117,815
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	2,095	2,079,840
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026	4,000	4,093,074
Series 2019 4.00%, 11/01/2037	2,915	2,842,396
Series 2021-2 4.00%, 07/15/2037	2,980	2,980,784
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034	1,000	1,024,856
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2027	1,045	1,077,993
5.00%, 06/01/2029	2,080	2,193,332
5.00%, 06/01/2033	2,395	2,535,923
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,194,587
2.591%, 05/15/2036	2,000	1,604,521
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(a)	14,000	14,000,396

Principal Amount (000)		U.S. $ Value
Series 2023 5.00%, 11/15/2041	$4,025	$4,325,916
Series 2024 5.00%, 11/15/2033	5,000	5,646,993
5.00%, 11/15/2035	2,000	2,242,718

		473,710,873

North Carolina–0.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	5,390	5,397,735
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2022-A 5.00%, 07/01/2035	1,740	1,832,175
5.00%, 07/01/2036	1,500	1,573,772
5.00%, 07/01/2037	1,250	1,305,845
5.25%, 07/01/2038	1,200	1,286,188
5.25%, 07/01/2039	1,300	1,386,785
5.25%, 07/01/2040	3,220	3,421,059
5.25%, 07/01/2042	1,140	1,196,610
AGM Series 2023 5.00%, 07/01/2036	650	685,673
5.00%, 07/01/2037	1,400	1,469,775
5.00%, 07/01/2038	420	438,610
5.25%, 07/01/2041	1,000	1,062,649
5.25%, 07/01/2042	1,000	1,055,357

		22,112,233

North Dakota–0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028	2,000	2,058,628
5.00%, 06/01/2030	3,000	3,074,821

		5,133,449

Ohio–2.0%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2037	2,000	1,934,221
4.00%, 06/01/2038	1,000	958,258
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2045	3,205	3,343,967
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2026	2,700	2,773,704
5.00%, 08/01/2027	8,465	8,846,488

2025 Semi-Annual Report	33

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
5.00%, 08/01/2028	$1,955	$2,056,297
5.00%, 08/01/2042	3,055	3,073,564
Series 2020 5.00%, 12/01/2028	5,400	5,745,395
5.00%, 12/01/2029	1,565	1,685,485
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2026	2,745	2,775,376
5.00%, 02/15/2027	2,710	2,777,623
County of Franklin OH (Nationwide Children’s Hospital) Series 2017-A 5.00%, 11/01/2031	1,000	1,038,976
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	4,045	4,088,134
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 5.50%, 12/01/2027	440	443,802
6.375%, 12/01/2037	5,000	5,353,890
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055	1,000	1,054,172
Ohio Air Quality Development Authority (American Electric Power) Series 2024 3.70%, 04/01/2028	10,400	10,386,470
3.70%, 07/01/2028	1,750	1,746,131
3.75%, 01/01/2029	5,000	4,982,230
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2028	1,425	1,508,037
5.00%, 10/01/2037	1,270	1,377,966
5.00%, 10/01/2038	1,335	1,441,617
Ohio Water Development Authority (Ohio Water Development Authority State Lease) Series 2016-B 5.00%, 06/01/2025	3,985	3,999,338
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2029	1,000	1,072,409
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	3,025	3,084,521
Series 2014 4.939%, 09/01/2032	3,335	3,419,205

Principal Amount (000)		U.S. $ Value
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	$5,000	$5,594,481
State of Ohio (State of Ohio) Series 2017-U 5.00%, 05/01/2025	7,000	7,012,833

		93,574,590

Oklahoma–0.4%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026	1,235	1,235,004
5.00%, 07/01/2028	1,280	1,280,151
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	4,000	3,683,657
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	4,245	4,362,834
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	3,250	3,450,759
Series 2025-B 5.00%, 01/01/2032(g)	2,500	2,708,304
5.00%, 01/01/2039(g)	1,055	1,145,484

		17,866,193

Oregon–0.5%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030	415	448,861
5.00%, 08/15/2031	1,245	1,333,799
5.00%, 08/15/2033	1,030	1,093,674
5.00%, 08/15/2034	875	925,738
5.00%, 08/15/2035	755	795,398
5.00%, 08/15/2036	1,300	1,364,339
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	7,155	6,763,299
Series 2023 5.25%, 07/01/2041	4,455	4,711,931
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,299,383

34	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon) Series 2018-A 5.00%, 10/01/2028	$2,335	$2,461,433
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043	2,000	799,174

		22,997,029

Other–0.4%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.268%, 10/25/2040	994	1,020,455
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.288%, 04/25/2042(b)	2,097	2,179,092
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	9,982	10,370,739
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	6,495	6,555,818

		20,126,104

Pennsylvania–6.8%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 3.57% (RFUCCT1Y + 0.70%), 11/15/2047(a)	10,000	9,924,952
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2040	2,000	2,027,059
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	870	875,597
City of Philadelphia PA (City of Philadelphia PA) Series 2017-A 5.00%, 08/01/2028	12,310	12,852,057
5.00%, 08/01/2029	9,970	10,384,847

Principal Amount (000)		U.S. $ Value
5.00%, 08/01/2030	$4,000	$4,162,315
5.00%, 08/01/2032	8,010	8,297,314
Series 2019-A 5.00%, 08/01/2026	1,420	1,458,783
City of Philadelphia PA Airport Revenue (City of Philadelphia PA Airport Revenue) Series 2021 5.00%, 07/01/2028	10,350	10,818,069
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2016 5.00%, 10/01/2025	7,750	7,828,282
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2019 5.00%, 07/15/2025	4,700	4,729,544
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017
5.00%, 07/01/2025	6,000	6,015,092
AGM Series 2022 4.00%, 07/01/2038	10,000	9,728,389
4.00%, 07/01/2039	10,000	9,614,304
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2031	210	224,097
5.00%, 05/01/2032	300	321,960
5.00%, 05/01/2033	400	431,250
5.00%, 05/01/2034	420	453,745
5.00%, 05/01/2044	1,300	1,340,704
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027	1,415	1,435,613
5.00%, 12/01/2032	2,750	2,799,251
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026	1,400	1,429,580
5.00%, 09/01/2027	1,750	1,828,594
5.00%, 09/01/2028	1,500	1,588,777
5.00%, 09/01/2029	3,000	3,162,331
5.00%, 09/01/2030	3,000	3,148,281
Series 2019 5.00%, 09/01/2030	1,710	1,814,579
5.00%, 09/01/2032	1,200	1,265,387

2025 Semi-Annual Report	35

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2038	$3,350	$3,591,159
5.50%, 06/30/2039	5,455	5,822,444
5.50%, 06/30/2040	5,000	5,290,702
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026	8,540	8,683,611
5.00%, 12/31/2026	4,500	4,575,107
5.00%, 06/30/2027	12,450	12,649,301
5.00%, 12/31/2027	6,000	6,094,951
5.00%, 06/30/2028	10,790	10,954,465
5.00%, 12/31/2028	8,910	9,039,228
5.00%, 06/30/2042	1,015	1,016,383
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.57% (MUNIPSA + 0.70%), 11/15/2047(a)	15,140	15,056,088
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	2,000	1,887,157
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2017 4.00%, 08/15/2042	2,720	2,604,311
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2025	2,000	2,006,655
5.00%, 06/01/2026	10,210	10,344,085
Series 2016-A 5.00%, 12/01/2041	5,000	5,042,630
Series 2017-B 5.00%, 06/01/2028	7,025	7,319,967
5.00%, 06/01/2030	6,255	6,492,397
Series 2019 5.00%, 12/01/2029	8,000	8,532,054
Series 2022-A 5.00%, 12/01/2036	1,000	1,096,918
Series 2024 5.00%, 12/01/2038	2,100	2,293,822
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023 3.72% (MUNIPSA + 0.85%), 07/15/2041(a)	24,000	23,989,829

Principal Amount (000)		U.S. $ Value
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030	$775	$790,234
5.00%, 08/01/2040	3,445	3,392,407
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 5.00%, 11/01/2027	835	869,398
5.00%, 11/01/2028	1,000	1,054,172
5.00%, 11/01/2029	1,000	1,064,997
5.00%, 11/01/2030	1,750	1,852,535
5.00%, 11/01/2031	1,685	1,776,875
5.00%, 11/01/2032	1,810	1,903,203
5.00%, 11/01/2033	1,750	1,834,994
5.00%, 11/01/2034	2,110	2,208,052
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.838% (SOFR + 0.80%), 09/01/2040(a)(b)	26,000	25,613,622
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2023-A 5.25%, 09/01/2038	2,000	2,202,869
5.25%, 09/01/2039	3,695	4,023,971
Southeastern Pennsylvania Transportation Authority (Southeastern Pennsylvania Transportation Authority) Series 2020 5.00%, 06/01/2025	2,290	2,297,964

		325,229,310

Puerto Rico–0.4%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,346	922,461
5.625%, 07/01/2029	1,982	2,123,136
Series 2022-C Zero Coupon, 11/01/2043	3,857	2,415,480
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,917,832
3.75%, 07/01/2027(b)	2,000	1,867,043
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,135,332
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,250	2,285,961

36	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2041	$2,000	$2,312,269

		18,979,514

Rhode Island–0.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2032	2,195	2,311,722

South Carolina–3.2%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054	50,000	53,469,310
Series 2023-B 4.815% (SOFR + 1.90%), 02/01/2054(a)	18,000	18,552,553
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	7,460	7,910,842
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities for Pickens School District Lease) Series 2015 5.00%, 12/01/2026	3,000	3,008,232
5.00%, 12/01/2027	2,500	2,506,287
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(c)(d)(e)	1,445	216,750
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	2,890	2,795,380
5.00%, 11/01/2034	10,000	11,020,023
5.00%, 11/01/2039	18,615	19,759,344
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018 5.00%, 05/01/2038	7,500	7,679,729
South Carolina Ports Authority (Prerefunded–US Treasuries) Series 2015 5.25%, 07/01/2055	3,240	3,256,296
South Carolina Ports Authority (South Carolina Ports Authority) Series 2018 5.00%, 07/01/2025	1,190	1,195,100
5.00%, 07/01/2031	1,945	2,008,446

Principal Amount (000)		U.S. $ Value
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2030	$1,435	$1,458,863
5.00%, 12/01/2034	1,000	1,012,151
Series 2020-A 5.00%, 12/01/2043	1,800	1,856,937
Series 2021-A 4.00%, 12/01/2035	3,000	2,969,683
Series 2021-B 5.00%, 12/01/2043	6,350	6,581,541
Series 2024-A 5.00%, 12/01/2038	1,900	2,050,182
Series 2024-B 4.125%, 12/01/2044	1,200	1,123,211
5.00%, 12/01/2041	1,100	1,168,629
Series 2025-B 5.00%, 12/01/2044	3,695	3,867,678

		155,467,167

South Dakota–0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029	3,400	3,527,411
5.00%, 09/01/2030	3,625	3,753,001

		7,280,412

Tennessee–2.1%
City of Memphis TN (City of Memphis TN) Series 2024-B 5.00%, 04/01/2041	7,040	7,513,256
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	5,500	6,144,302
Metropolitan Government of Nashville & Davidson County TN (Metropolitan Govt of Nashville & Davidson County TN) Series 2024-C
5.00%, 01/01/2041	5,570	6,033,338
Metropolitan Government of Nashville & Davidson County TN (Prerefunded–US Treasuries) Series 2015-C 4.50%, 07/01/2034	10,000	10,042,674
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2039	2,500	2,692,678

2025 Semi-Annual Report	37

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$21,150	$22,237,082
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	43,555	44,886,028

		99,549,358

Texas–4.8%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.125%, 06/15/2034(b)	850	826,736
Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 5.75%, 06/01/2043(b)	2,000	2,035,350
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.00%, 06/01/2042(b)	1,000	1,021,192
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2022-A 4.00%, 08/15/2042	1,895	1,844,025
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	3,100	3,351,458
Series 2024-C 5.00%, 08/15/2038	7,700	8,305,814
City of Austin TX (City of Austin TX) Series 2015 5.00%, 09/01/2026	8,000	8,069,795
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2039	2,260	2,345,991
City of Dallas TX (City of Dallas TX) Series 2023-A 5.00%, 02/15/2039	2,000	2,151,328
5.00%, 02/15/2043	6,700	7,075,441
City of Dallas TX Waterworks & Sewer System Revenue (City of Dallas TX Waterworks & Sewer System Revenue) Series 2015-A 5.00%, 10/01/2025	3,885	3,928,239

Principal Amount (000)		U.S. $ Value
City of El Paso TX Water & Sewer Revenue (City of El Paso TX Water & Sewer Revenue) Series 2022 5.00%, 03/01/2037	$4,275	$4,531,148
5.00%, 03/01/2039	3,880	4,079,075
City of Frisco TX (City of Frisco TX) Series 2024 5.00%, 02/15/2042	1,140	1,215,437
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2025	2,000	2,002,958
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2021-A 4.00%, 07/01/2041	1,140	1,075,043
AGM Series 2023 5.00%, 07/01/2032	12,095	12,995,054
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,358,878
Series 2024-B 5.50%, 07/15/2036	3,745	3,948,591
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-A 5.25%, 02/01/2043	5,000	5,375,614
Crowley Independent School District (Prerefunded–US Govt Agencies) Series 2016-B 4.00%, 08/01/2037	4,980	4,998,236
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2023-C 5.00%, 11/01/2028	6,500	6,820,899
5.00%, 11/01/2032	5,500	5,912,646
Denton Independent School District (Denton Independent School District) Series 2016 5.00%, 08/15/2027	1,220	1,242,029
El Paso County Hospital District (El Paso County Hospital District) AGC Series 2024 5.00%, 08/15/2039	5,000	5,339,122
5.00%, 08/15/2040	2,000	2,128,619
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.72% (MUNIPSA + 0.85%), 07/01/2049(a)	1,500	1,500,209

38	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Series 2024 5.00%, 07/01/2034	$3,875	$4,309,517
5.00%, 07/01/2036	7,300	8,057,778
Harris County Hospital District (Harris County Hospital District) Series 2016 5.00%, 02/15/2027	2,465	2,499,872
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A 5.00%, 12/01/2028	200	207,469
5.00%, 12/01/2029	500	522,428
5.00%, 12/01/2030	500	525,203
5.00%, 12/01/2031	500	527,403
5.00%, 12/01/2032	795	836,611
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026	600	610,710
5.00%, 10/15/2029	600	609,228
5.00%, 10/15/2030	1,000	1,014,540
5.00%, 10/15/2031	1,020	1,034,003
Legacy Denton Public Facility Corp. (LDG Vintage Ranch LP) Series 2022 5.00%, 04/01/2043	15,000	15,134,079
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	10,680	10,638,958
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025	2,500	2,517,026
5.00%, 08/15/2026	2,000	2,051,793
5.00%, 08/15/2028	2,750	2,858,379
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	1,175	1,143,628
Series 2022 4.00%, 01/01/2032	840	784,779
4.00%, 01/01/2037	1,155	1,016,064
New Hope Cultural Education Facilities Finance Corp. (Prerefunded–Others) Series 2017-A 5.00%, 04/01/2028	1,130	1,172,318
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,500	1,462,920
6.25%, 07/01/2045(b)	1,155	1,121,714

Principal Amount (000)		U.S. $ Value
North Texas Tollway Authority (North Texas Tollway Authority) Series 2024-B 5.00%, 01/01/2034	$23,690	$26,390,087
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)	1,285	1,294,435
10.00%, 07/01/2026(b)	2,000	2,054,432
State of Texas (State of Texas) Series 2021-B 4.00%, 08/01/2026	2,335	2,343,386
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2015 5.00%, 10/01/2025	3,035	3,068,546
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.926% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(a)	2,000	2,010,400
Series 2012-C 3.70% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(a)	3,990	3,997,247
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	7,500	7,970,607
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2042	2,900	3,080,574
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2025	1,000	1,011,922
University of Houston (University of Houston) Series 2022-A 5.00%, 02/15/2040	1,750	1,854,315

		229,211,298

Utah–1.1%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2021-A 4.00%, 07/01/2040	2,615	2,471,842
5.00%, 07/01/2029	3,365	3,551,593
5.00%, 07/01/2030	7,670	8,164,632

2025 Semi-Annual Report	39

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2023-A 5.00%, 07/01/2032	$9,270	$9,953,757
BAM Series 2018-A 5.00%, 07/01/2043	17,000	17,210,525
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,600	1,496,022
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	5,000	5,319,654
5.00%, 07/01/2042	2,360	2,476,575
Series 2024-A 5.00%, 07/01/2039	2,915	3,123,159
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,310,648

		55,078,407

Virginia–1.1%
County of Fairfax VA (County of Fairfax VA) Series 2024-A 5.00%, 10/01/2025	2,750	2,780,518
Federal Home Loan Mortgage Corp. VA FEDMFH (FHLMC Multifamily VRD Certificates) 2.625%, 06/15/2035(b)	9,210	8,126,314
2.65%, 06/15/2035(b)	4,625	4,020,254
Series 2019M 2.60%, 09/15/2033	9,140	8,182,409
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029	2,000	2,045,265
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	4,345	3,542,107
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2030	2,000	2,005,738
4.00%, 01/01/2032	5,030	5,018,301
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 5.00%, 01/01/2029	1,400	1,470,476
5.00%, 01/01/2030	1,650	1,742,777
5.00%, 01/01/2031	1,250	1,318,086
5.00%, 01/01/2033	1,750	1,840,304
5.00%, 01/01/2034	1,600	1,678,598
5.00%, 01/01/2035	1,570	1,642,530

Principal Amount (000)		U.S. $ Value
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	$6,000	$6,002,033

		51,415,710

Washington–3.4%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Authority Sales & Use Tax) Series 2009-2 5.491%, 11/01/2039	5,000	5,085,427
Central Puget Sound Regional Transit Authority (Prerefunded–US Treasuries) Series 2015 4.00%, 11/01/2050	7,625	7,684,623
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	3,025	3,041,327
Series 2021 5.00%, 07/01/2040	5,120	5,453,557
King County School District No. 411 Issaquah (King County School District No. 411 Issaquah) Series 2015 5.00%, 12/01/2025	6,440	6,460,594
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2025	8,320	8,331,207
5.00%, 05/01/2038	4,015	4,084,112
Series 2018-B 5.00%, 05/01/2025	4,695	4,701,324
Series 2019 5.00%, 04/01/2034	1,000	1,035,662
Series 2021 4.00%, 08/01/2041	5,000	4,639,995
5.00%, 08/01/2033	5,000	5,296,985
Series 2022 5.00%, 08/01/2042	5,000	5,145,994
Series 2024 5.25%, 07/01/2043	4,140	4,367,697
Port of Tacoma WA (Port of Tacoma WA) Series 2016-B 5.00%, 12/01/2037	6,835	6,917,128
5.00%, 12/01/2038	6,775	6,847,705
Spokane County School District No. 81 Spokane (Spokane County School District No. 81 Spokane) Series 2012 3.00%, 12/01/2031	10,000	9,447,530

40	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
State of Washington (State of Washington) Series 2020-R 5.00%, 07/01/2025	$6,500	$6,535,241
Series 2022-R 5.00%, 07/01/2025	10,000	10,054,217
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	978,150
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028	8,590	8,634,731
5.00%, 08/15/2029	16,560	16,634,697
5.00%, 08/15/2030	6,400	6,423,927
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025	2,000	2,008,036
5.00%, 08/15/2027	2,175	2,245,493
5.00%, 08/15/2028	3,700	3,808,093
5.00%, 08/15/2030	8,005	8,212,490
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.875%, 07/01/2043(b)	2,025	2,173,341
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	4,709	4,327,868
Series 2021-1, Class X 0.726%, 12/20/2035(f)	3,108	125,205
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 3.812%, 03/20/2050	3,290	3,056,450

		163,758,806

West Virginia–0.3%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	13,415	12,423,952

Wisconsin–2.9%
State of Wisconsin (Prerefunded–US Treasuries) Series 2016-A 5.00%, 05/01/2026	5,050	5,058,748
Series 2019-A 5.00%, 05/01/2025	9,000	9,015,590
5.00%, 05/01/2027	12,500	13,063,342
5.00%, 05/01/2028	12,000	12,540,809

Principal Amount (000)		U.S. $ Value
State of Wisconsin (State of Wisconsin) Series 2025-2 5.00%, 05/01/2026	$6,600	$6,765,290
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics) Series 2024-B 5.00%, 04/01/2054	10,000	10,875,402
Wisconsin Center District (Wisconsin Center District) AGM Series 2020-C Zero Coupon, 12/15/2028	1,075	935,430
Zero Coupon, 12/15/2030	2,140	1,708,238
Zero Coupon, 12/15/2032	2,800	2,034,648
Zero Coupon, 12/15/2034	2,500	1,644,703
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 3.05% (MUNIPSA + 0.18%), 08/15/2054(a)	4,000	3,957,866
Series 2023 5.00%, 08/15/2054	5,000	5,099,278
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,002,686
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034	2,500	2,509,913
4.00%, 10/15/2035	1,000	998,336
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	881,326
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2040	3,750	3,780,088
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2042	2,000	2,024,730
5.50%, 02/01/2042(b)	6,955	7,115,473
Wisconsin Public Finance Authority (Duke Energy Progress LLC) Series 2022 3.30%, 10/01/2046	5,315	5,315,704
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	1,698	1,118,710

2025 Semi-Annual Report	41

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	$742	$540,773
Wisconsin Public Finance Authority (Prerefunded–US Treasuries) Series 2020 3.00%, 04/01/2025(b)	10	10,000
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,800	1,876,874
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	5,871,442
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(b)	85	85,000
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	2,403	2,402,669
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,100	1,118,373
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035	615	546,540
4.00%, 02/01/2036	3,335	2,924,202
4.00%, 02/01/2038	3,575	3,060,522
4.00%, 02/01/2040	3,945	3,281,262
Series 2022 5.00%, 02/01/2031	3,375	3,326,991
5.00%, 02/01/2032	2,545	2,499,984
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	3,360	3,371,146
5.00%, 10/01/2026(b)	3,605	3,639,382
5.00%, 10/01/2029(b)	835	852,684
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,300	1,299,756
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024-1 4.10%, 09/25/2039	4,142	3,890,002

		138,043,912

Total Long-Term Municipal Bonds (cost $4,462,754,917)		4,384,177,713

Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes–4.9%
California–0.9%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	$25,000	$25,112,240
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	4,000	4,017,746
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 3.32%, 10/01/2047(b)(i)	5,000	5,000,000
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2024-A 5.00%, 06/30/2025	10,060	10,115,912

		44,245,898

Colorado–1.1%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	50,000	50,255,900

District of Columbia–0.2%
District of Columbia (MedStar Health Obligated Group) Series 2017-A 3.55%, 08/15/2038(i)	11,450	11,450,000

Idaho–0.1%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.65%, 03/01/2048(i)	5,025	5,025,000

Michigan–0.2%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.57%, 07/01/2041(i)	2,600	2,600,000
Michigan Finance Authority (Michigan Finance Authority) Series 2024-A 5.00%, 07/21/2025	3,000	3,017,165
5.00%, 08/20/2025	6,250	6,294,702

		11,911,867

New Jersey–1.0%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	15,825	15,973,199

42	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
City of Jersey City NJ (City of Jersey City NJ) Series 2024-D 4.50%, 10/22/2025	$20,000	$20,161,234
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	3,055	3,068,257
Township of East Brunswick NJ (Township of East Brunswick NJ) Series 2024-A 4.50%, 07/15/2025	9,000	9,045,085

		48,247,775

New York–0.6%
City of New York NY (City of New York NY) Series 2024-A 5.00%, 08/01/2025	8,900	8,966,181
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	7,000	7,046,426
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	11,330	11,445,099

		27,457,706

Other–0.5%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 3.32%, 03/01/2029(i)	10,355	10,355,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 3.32%, 03/01/2029(i)	12,615	12,615,000

		22,970,000

South Carolina–0.2%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	8,000	8,055,537

Texas–0.0%
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 2.91%, 02/15/2036(i)	270	270,000

Principal Amount (000)		U.S. $ Value
Washington–0.1%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025	$4,000	$4,021,687

Total Short-Term Municipal Notes (cost $233,852,264)		233,911,370

Total Municipal Obligations (cost $4,696,607,181)		4,618,089,083

CORPORATES—INVESTMENT GRADE–1.3%

Industrial–1.3%
Consumer Cyclical—Automotive–0.2%
General Motors Financial Co., Inc. 5.65% (SOFR + 1.30%), 04/07/2025(a)	10,000	10,000,100

Consumer Non-Cyclical–0.9%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,661,525
1.777%, 11/15/2030	5,000	4,294,600
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,442,011
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	4,933,810
Novant Health, Inc. 2.637%, 11/01/2036	19,100	14,957,783
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,007,100
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,068,280

		45,365,109

Transportation—Airlines–0.2%
United Airlines, Inc. 4.375%, 04/15/2026(b)	5,000	4,916,100
4.625%, 04/15/2029(b)	2,300	2,177,134

		7,093,234

Total Corporates—Investment Grade (cost $72,642,081)		62,458,443

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.7%
Agency CMBS–0.7%
California Housing Finance Agency Series 2021-3, Class X 0.72%, 08/20/2036(f)	7,744	361,366
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,905	1,551,684

2025 Semi-Annual Report	43

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	$4,774	$3,794,147
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	7,228	5,935,561
Series 2022-ML13, Class XCA 0.957%, 07/25/2036(f)	1,976	104,857
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(f)	3,648	241,063
Series 2024-ML21, Class AUS 4.326%, 08/25/2041	8,360	8,659,672
Series 2024-ML24, Class AUS 3.868%, 05/25/2041	10,540	10,441,528

		31,089,878

Non-Agency Fixed Rate CMBS–0.0%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.644%, 10/01/2036(f)	9,669	422,148
Washington State Housing Finance Commission Series 2023-1, Class X 1.361%, 04/20/2037(f)	9,878	994,230

		1,416,378

Total Commercial Mortgage-Backed Securities (cost $35,954,047)		32,506,256

CORPORATES—NON-INVESTMENT GRADE–0.1%

Industrial–0.1%
Communications—Media–0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $7,730,000)	7,730	6,358,389

Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES–0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $4,180,886)	$4,181	$4,247,361

COLLATERALIZED MORTGAGE OBLIGATIONS–0.0%
Risk Share Floating Rate–0.0%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.104% (CME Term SOFR + 3.76%), 02/25/2040(a)(b)	813	846,576
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.454% (CME Term SOFR + 4.11%), 05/25/2025(a)	153	154,030
Series 2016-C01, Class 1M2 11.204% (CME Term SOFR + 6.86%), 08/25/2028(a)	146	152,153

Total Collateralized Mortgage Obligations (cost $863,587)		1,152,759

Total Investments—98.7% (cost $4,817,977,782)		4,724,812,291

Other assets less liabilities—1.3%		64,279,460

Net Assets—100.0%		$4,789,091,751

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts

CDX-NAHY Series 43, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.77%	USD 52,040	$(2,767,959)	$(2,804,050)	$36,091

* Termination date

44	Sanford C. Bernstein Fund, Inc.

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	95,110	10/15/2028	CPI#	2.565%	Maturity	$(812,436)	$—	$(812,436)
USD	83,000	10/15/2029	2.569%	CPI#	Maturity	538,634	—	538,634
USD	81,000	10/15/2029	2.485%	CPI#	Maturity	843,321	—	843,321
USD	65,040	10/15/2029	2.516%	CPI#	Maturity	582,894	—	582,894
USD	64,980	10/15/2029	2.451%	CPI#	Maturity	778,930	—	778,930
USD	64,980	10/15/2029	2.499%	CPI#	Maturity	634,015	—	634,015
USD	99,890	10/15/2030	CPI#	2.531%	Maturity	(692,629)	—	(692,629)

						$1,872,729	$—	$1,872,729

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	63,900	07/31/2029	1 Day SOFR	4.461%	Annual	$1,893,807	$—	$1,893,807
USD	66,300	10/15/2029	1 Day SOFR	3.785%	Annual	123,515	—	123,515
USD	38,000	10/15/2030	1 Day SOFR	4.092%	Annual	730,098	—	730,098
USD	61,200	06/15/2034	3.543%	1 Day SOFR	Annual	1,600,124	7,229	1,592,895
USD	41,630	08/15/2034	3.194%	1 Day SOFR	Annual	2,247,204	—	2,247,204
USD	29,900	08/15/2034	3.304%	1 Day SOFR	Annual	1,394,478	—	1,394,478

						$7,989,226	$7,229	$7,981,997

INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund

Citibank NA	USD 57,160	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$4,276,015	$—	$4,276,015

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $331,912,661 or 6.9% of net assets.
(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	$ 2,077,317	$60,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022	1,180,754	216,750	0.00%

2025 Semi-Annual Report	45

Schedule of Investments (continued)

(d)	Non-income producing security.
(e)	Defaulted.
(f)	IO—Interest Only.
(g)	When-Issued or delayed delivery security.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2025.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of March 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC—Assured Guaranty Corporation

AGM—Assured Guaranty Municipal

AMT—Alternative Minimum Tax (subject to)

BAM—Build American Mutual

CDX-NAHY—North American High Yield Credit Default Swap

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OSF—Order of St. Francis

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

46	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

March 31, 2025 (Unaudited)

Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–98.9%

Long-Term Municipal Bonds–91.4%
New York–79.9%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026	$855	$878,689
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	2,013,179
3.00%, 04/01/2036	2,000	1,781,594
3.00%, 04/01/2037	1,500	1,310,491
4.00%, 04/01/2034	725	727,777
4.00%, 04/01/2038	2,900	2,820,703
4.00%, 04/01/2040	1,500	1,436,101
5.00%, 04/01/2032	2,000	2,116,111
5.00%, 04/01/2033	1,000	1,054,116
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	1,150	1,182,087
5.75%, 06/01/2042(a)	2,250	2,315,471
Build NYC Resource Corp. (Grand Concourse Academy Charter School) Series 2022 5.00%, 07/01/2042	550	549,014
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	800	717,659
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025(b)(c)	1,750	1,050,000
5.25%, 11/01/2029(b)(c)	2,100	1,260,000
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2040	1,060	997,613
4.00%, 09/01/2041	1,725	1,611,831
4.00%, 09/01/2042	1,175	1,086,462
5.00%, 09/01/2038	1,485	1,566,421
5.00%, 09/01/2039	1,125	1,182,073
City of New York NY (City of New York NY) Series 2016-C 5.00%, 08/01/2028	11,165	11,337,472

Principal Amount (000)		U.S. $ Value
Series 2017 5.00%, 08/01/2025	$8,000	$8,059,488
Series 2017-1 5.00%, 08/01/2025	2,450	2,468,218
Series 2017-C 5.00%, 08/01/2025	1,085	1,093,068
Series 2018-A 5.00%, 08/01/2026	7,690	7,910,003
Series 2018-D 5.00%, 12/01/2038	9,665	10,022,457
Series 2019-E 5.00%, 08/01/2025	1,700	1,712,641
Series 2020-C 4.00%, 08/01/2037	3,445	3,420,157
4.00%, 08/01/2039	1,450	1,429,565
5.00%, 08/01/2026	3,000	3,085,827
Series 2021 1.216%, 08/01/2026	5,360	5,154,628
1.396%, 08/01/2027	4,950	4,646,264
1.623%, 08/01/2028	3,255	2,991,732
Series 2021-F 4.00%, 03/01/2040	1,000	977,916
Series 2022-B 5.00%, 08/01/2025	8,000	8,059,488
Series 2023 5.00%, 08/01/2036	2,500	2,745,514
5.00%, 08/01/2040	1,000	1,075,323
5.00%, 08/01/2043	5,000	5,269,852
Series 2024-C 4.61%, 09/01/2037	2,000	1,930,610
5.00%, 09/01/2043	4,000	4,238,930
5.00%, 09/01/2044	1,000	1,054,103
Series 2024-I 5.00%, 04/01/2034	7,000	7,849,058
AGM Series 2024-A 5.00%, 08/01/2026	4,985	5,140,870
AGM Series 2024-C 5.00%, 10/01/2026	5,310	5,487,599
City of New York NY (Prerefunded–US Treasuries) Series 2021 1.216%, 08/01/2026	640	615,004
1.623%, 08/01/2028	745	685,662
City of Yonkers NY (City of Yonkers NY) AGM Series 2024-A 5.00%, 02/15/2037	1,100	1,205,058
5.00%, 02/15/2040	1,000	1,075,124
5.00%, 02/15/2041	2,120	2,263,405
County of Erie NY (County of Erie NY) Series 2024 5.00%, 09/15/2044	3,750	4,025,114
County of Nassau NY (County of Nassau NY) Series 2017-C 5.00%, 10/01/2026	2,220	2,298,306

2025 Semi-Annual Report	47

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2024-A 5.00%, 04/01/2040	$5,705	$6,225,678
5.00%, 04/01/2041	7,855	8,498,533
5.00%, 04/01/2043	9,280	9,934,363
County of Suffolk NY (County of Suffolk NY) Series 2022 5.00%, 09/01/2029	1,770	1,927,159
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,450,386
Series 2020-B 5.918%, 07/01/2039	4,560	4,546,879
Empire State Development Corp. (Prerefunded–US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,121,035
Empire State Development Corp. (Prerefunded–US Treasuries) Series 2015-A 5.00%, 03/15/2027	7,000	7,072,285
Empire State Development Corp. (State of New York Pers Income Tax) Series 2020-E 5.00%, 03/15/2026	10,000	10,229,609
Series 2022 5.00%, 09/15/2029	6,830	7,424,359
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042	4,000	4,083,082
Hudson Yards Infrastructure Corp. (Hudson Yards Infrastructure) Series 2017-A 5.00%, 02/15/2031	17,060	17,647,314
5.00%, 02/15/2032	5,590	5,770,538
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2044	10,000	10,515,331
5.00%, 09/01/2049	3,900	4,048,965
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,132,355
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	1,555	1,707,861
Series 2016-D 5.00%, 11/15/2027	1,210	1,244,470
Series 2017 5.00%, 11/15/2027	5,050	5,306,358
5.00%, 11/15/2028	4,020	4,290,475
Series 2017-C 5.00%, 11/15/2025	3,250	3,287,062

Principal Amount (000)		U.S. $ Value
5.00%, 11/15/2027	$9,140	$9,603,982
5.00%, 11/15/2028	7,400	7,811,944
5.00%, 11/15/2029	1,790	1,880,293
5.00%, 11/15/2031	29,930	31,280,513
Series 2021 3.351% (SOFR + 0.43%), 11/01/2026(d)	735	733,928
Series 2025 5.00%, 11/15/2044	2,000	2,066,681
AGM Series 2021 3.721% (SOFR + 0.80%), 11/01/2032(d)	3,715	3,715,915
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-A 4.00%, 11/15/2038	3,000	3,001,390
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	253,835
5.625%, 07/01/2042(a)	2,000	2,013,916
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	2,445	2,430,575
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2028	1,210	1,272,584
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	1,820	1,733,230
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,284,334
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	736,821
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.375%, 12/15/2031	835	846,236
5.25%, 12/15/2031	2,620	2,667,391

48	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2015-F 5.00%, 06/15/2028	$3,125	$3,138,185
Series 2015-G 5.00%, 06/15/2028	11,465	11,513,373
Series 2021 5.00%, 06/15/2027	10,000	10,147,812
Series 2021-B 4.00%, 06/15/2039	2,000	1,995,674
Series 2023 5.00%, 06/15/2035	13,345	14,972,281
New York City Municipal Water Finance Authority (Prerefunded–Others) Series 2015 5.00%, 06/15/2037	5,000	5,022,752
Series 2015-G 5.00%, 06/15/2029	2,440	2,451,103
New York City Municipal Water Finance Authority (Prerefunded–US Treasuries) Series 2015-G 5.00%, 06/15/2027	3,000	3,013,651
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	5,000	5,487,625
Series 2024 5.01%, 05/01/2034	2,000	2,031,818
Series 2025-H 5.00%, 11/01/2043(e)	6,440	6,820,225
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,025,496
Series 2018-S 5.00%, 07/15/2031	2,065	2,173,549
5.00%, 07/15/2032	16,090	16,890,816
New York City Transitional Finance Authority Building Aid Revenue (State of New York State Lease) Series 2021-S 4.00%, 07/15/2040	2,500	2,447,370
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2016-B 5.00%, 08/01/2031	2,200	2,247,634
Series 2017-F 5.00%, 05/01/2032	1,220	1,260,307

Principal Amount (000)		U.S. $ Value
Series 2020 5.00%, 11/01/2027	$2,580	$2,720,469
Series 2020-D 4.00%, 11/01/2042	5,000	4,754,671
Series 2021-E 4.00%, 02/01/2038	3,750	3,733,444
4.00%, 02/01/2040	12,575	12,257,538
Series 2022 5.00%, 11/01/2026	4,000	4,134,137
New York City Transitional Finance Authority Future Tax Secured Revenue (Prerefunded–US Treasuries) Series 2015-C 5.00%, 11/01/2026	20,000	20,034,814
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,005,188
7.25%, 11/15/2044(a)	3,260	3,269,188
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,571,598
2.625%, 09/15/2069	22,240	20,551,719
2.80%, 09/15/2069	6,470	5,925,819
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	15,811,912
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.25%, 11/15/2040	1,000	1,112,602
5.25%, 11/15/2041	1,000	1,104,299
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	990,277
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2026(a)	1,500	1,506,726
5.00%, 12/01/2034(a)	2,500	2,440,916
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,754,810
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2026	620	633,197
5.00%, 07/01/2027	325	335,612
5.00%, 07/01/2029	500	526,410
5.00%, 07/01/2030	300	317,651
5.00%, 07/01/2031	320	340,390
5.00%, 07/01/2032	280	298,730

2025 Semi-Annual Report	49

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (Montefiore Obligated Group) Series 2024 5.25%, 11/01/2041	$2,150	$2,259,956
5.25%, 11/01/2043	1,500	1,564,221
5.50%, 11/01/2044	2,900	3,065,655
New York State Dormitory Authority (New York & Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,735,295
5.00%, 08/01/2038	5,000	5,493,144
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	1,000	1,011,502
AGM Series 2020 5.00%, 10/01/2026	3,045	3,148,813
5.00%, 10/01/2029	2,130	2,261,716
AGM Series 2023 5.00%, 10/01/2025	4,695	4,746,978
BAM Series 2022 5.00%, 10/01/2025	3,975	4,020,125
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,056,064
Series 2023-A 4.00%, 03/15/2043	4,350	4,114,685
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,190,542
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,466,374
4.00%, 05/01/2040	6,000	5,888,288
Series 2025 5.00%, 05/01/2029	10,635	11,404,015
New York State Dormitory Authority (NYU Langone Hospitals Obligated Group) Series 2024 5.00%, 07/01/2030	1,600	1,760,884
5.00%, 07/01/2034	1,700	1,929,335
New York State Dormitory Authority (Pace University) Series 2024-A 5.25%, 05/01/2039	1,050	1,140,571
5.25%, 05/01/2042	1,325	1,415,184
5.25%, 05/01/2044	1,050	1,115,490
5.50%, 05/01/2049	1,500	1,603,585
5.50%, 05/01/2056	875	930,255
New York State Dormitory Authority (Prerefunded–Others) Series 2015 5.00%, 05/01/2028	3,475	3,480,606

Principal Amount (000)		U.S. $ Value
New York State Dormitory Authority (Prerefunded–US Govt Agencies) Series 2021 1.187%, 03/15/2026	$5,500	$5,343,550
New York State Dormitory Authority (Prerefunded–US Treasuries) AGM Series 2020 5.00%, 10/01/2026	5	5,162
5.00%, 10/01/2029	5	5,344
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,026,880
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2031	1,400	1,453,473
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	2,430	2,479,247
Series 2017-B 5.00%, 02/15/2037	5,520	5,703,405
Series 2019-A 5.00%, 03/15/2026	4,500	4,603,324
Series 2021-A 4.00%, 03/15/2039	1,000	991,033
Series 2021-E 4.00%, 03/15/2037	4,645	4,682,334
Series 2022-A 4.00%, 03/15/2039	2,000	1,982,066
Series 2024-A 5.00%, 03/15/2046	3,000	3,139,823
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	994,958
5.00%, 07/01/2039	1,500	1,466,487
5.00%, 07/01/2042	1,630	1,546,737
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.00%, 10/01/2035	1,300	1,380,752
5.00%, 10/01/2036	1,700	1,794,278
5.00%, 10/01/2037	1,800	1,890,997
New York State Energy Research & Development Authority (Rochester Gas & Electric) Series 2018 3.00%, 08/01/2032	5,000	4,997,584
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	467,161
Series 2022 5.00%, 06/15/2025	3,000	3,013,311
Series 2023 5.125%, 09/01/2050(a)	1,800	1,878,591

50	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2042	$5,750	$5,590,614
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	7,816,946
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	730	730,016
Series 2021 2.25%, 08/01/2026	830	813,777
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	24,485	25,153,810
5.00%, 01/01/2032	2,355	2,412,200
5.00%, 01/01/2036	2,000	2,033,938
Series 2023 5.625%, 04/01/2040	4,165	4,373,553
6.00%, 04/01/2035	1,500	1,647,720
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding) Series 2023 6.971%, 06/30/2051	2,000	2,027,525
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2034	500	478,007
4.00%, 10/31/2041	2,075	1,837,081
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2027	2,210	2,286,589
5.00%, 12/01/2030	1,010	1,061,898
5.00%, 12/01/2031	400	418,150
5.00%, 12/01/2032	1,035	1,078,179
5.00%, 12/01/2035	1,000	1,029,925
5.00%, 12/01/2036	1,050	1,076,891
Series 2022 5.00%, 12/01/2027	2,115	2,188,297
5.00%, 12/01/2031	2,035	2,141,562
5.00%, 12/01/2039	4,580	4,655,850
5.00%, 12/01/2040	3,310	3,358,513
5.00%, 12/01/2042	2,860	2,868,877
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	8,500	8,820,226
5.25%, 06/30/2044	10,895	11,267,191
AGM Series 2023 5.50%, 06/30/2043	2,250	2,378,369
5.50%, 06/30/2044	2,500	2,636,942

Principal Amount (000)		U.S. $ Value
AGM Series 2024 4.25%, 06/30/2042	$10,000	$9,540,160
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.25%, 01/01/2050	2,535	2,534,899
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	933,181
Niagara Falls City School District (Niagara Falls City School District) Series 2016 5.00%, 06/15/2025	3,660	3,676,765
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.00%, 08/01/2033	825	795,495
Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	300	290,291
4.00%, 07/01/2036	350	330,815
4.00%, 07/01/2039	450	409,760
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2015 5.00%, 10/15/2026	8,405	8,478,362
Series 2017 5.00%, 10/15/2028	6,925	7,099,701
Series 2018-2 5.00%, 09/15/2025	3,040	3,064,378
5.00%, 09/15/2026	1,000	1,023,268
5.00%, 09/15/2027	1,000	1,038,189
5.00%, 09/15/2028	8,000	8,292,146
5.00%, 09/15/2033	5,335	5,444,464
Series 2019 5.00%, 11/01/2039	9,000	9,188,946
Series 2020-2 5.00%, 07/15/2033	3,000	3,160,460
5.00%, 07/15/2034	4,860	5,096,470
5.00%, 07/15/2035	5,095	5,323,663
State of New York (Prerefunded–US Treasuries) Series 2015-A 5.00%, 03/15/2028	3,895	3,900,154
State of New York (State of New York) Series 2023-A 5.00%, 03/15/2026	1,395	1,428,764
5.00%, 03/15/2031	5,600	6,283,805
5.00%, 03/15/2032	1,815	2,063,630
5.00%, 03/15/2033	1,750	2,009,224
5.00%, 03/15/2036	1,500	1,682,352
5.00%, 03/15/2038	1,500	1,665,442
5.00%, 03/15/2039	2,000	2,199,277
5.00%, 03/15/2040	2,250	2,459,700

2025 Semi-Annual Report	51

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2023-C 5.00%, 03/15/2037	$1,670	$1,863,150
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2029	500	511,555
5.00%, 12/01/2034	1,000	1,028,954
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	4,300	4,395,154
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2035	2,300	2,288,080
4.00%, 06/01/2036	2,425	2,393,528
4.00%, 06/01/2038	1,000	972,808
4.00%, 06/01/2050	2,140	2,000,821
5.00%, 06/01/2034	2,275	2,400,592
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,346,632
Series 2021-A 2.511%, 05/15/2035	10,000	8,159,725
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(d)	7,500	7,500,212
5.00%, 05/15/2041	1,750	1,860,931
Series 2023 5.25%, 11/15/2042	10,420	11,325,394
Series 2024 5.00%, 11/15/2033	3,000	3,388,196
Series 2024-B 5.00%, 03/15/2027	5,000	5,197,604
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.00%, 12/01/2041	2,000	2,166,840
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2021-A 5.00%, 11/01/2025	2,535	2,569,078
Series 2025-A 5.00%, 02/01/2028	10,865	11,460,221
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,153,416
5.00%, 09/01/2031	2,570	2,738,711
5.00%, 09/01/2032	7,890	8,380,523
5.00%, 09/01/2033	2,365	2,502,529
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026	13,175	13,623,719

Principal Amount (000)		U.S. $ Value
Series 2020 4.00%, 12/01/2033	$1,160	$1,189,551
5.00%, 12/01/2031	1,800	1,954,871
5.00%, 12/01/2032	2,000	2,165,493
Utility Debt Securitization Authority (Utility Debt Securitization Authority) Series 2015 5.00%, 12/15/2033	2,000	2,022,824
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	270	275,254
5.00%, 01/01/2032	520	549,412
5.00%, 01/01/2037	530	553,772
5.00%, 01/01/2041	720	739,895

		1,017,480,933

Alabama–0.5%
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	5,000	5,280,828
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,041,511

		6,322,339

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	875	911,617

California–0.1%
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,215	1,288,621

Colorado–0.0%
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2020 5.00%, 12/01/2050	160	161,881

Connecticut–1.9%
State of Connecticut (State of Connecticut) Series 2018-B 5.00%, 04/15/2025	14,565	14,577,035
Series 2018-C 5.00%, 06/15/2027	4,715	4,936,140
Series 2018-F 5.00%, 09/15/2027	4,025	4,233,856

		23,747,031

52	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
Florida–0.0%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	$100	$81,017
Zero Coupon, 10/01/2032	100	74,293
Zero Coupon, 10/01/2033	100	70,967
Zero Coupon, 10/01/2034	110	74,571

		300,848

Georgia–0.2%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2031	905	949,612
5.00%, 01/01/2032	565	591,678
5.00%, 01/01/2035	1,185	1,215,026

		2,756,316

Guam–2.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 3.099%, 10/01/2028	1,430	1,359,066
Series 2023 5.125%, 10/01/2034	250	260,861
5.25%, 10/01/2031	1,025	1,082,842
5.25%, 10/01/2035	265	278,176
5.375%, 10/01/2033	525	551,996
Series 2024-A 5.00%, 10/01/2028	325	335,915
5.00%, 10/01/2030	855	889,991
5.00%, 10/01/2032	1,875	1,950,208
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2017 5.00%, 07/01/2028	1,250	1,289,134
Guam Government Waterworks Authority (Guam Waterworks Authority Water & Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,141,083
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2025	2,980	3,002,932
5.00%, 10/01/2026	1,225	1,255,108
5.00%, 10/01/2027	1,230	1,277,915
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,178,224
5.00%, 12/01/2029	770	786,321
5.00%, 12/01/2030	1,000	1,020,506
5.00%, 12/01/2032	925	941,948
5.00%, 12/01/2033	1,725	1,753,422
5.00%, 12/01/2034	1,250	1,268,925

Principal Amount (000)		U.S. $ Value
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	$3,580	$3,604,645
Series 2015-D 5.00%, 11/15/2025	1,555	1,568,231
Series 2021-F 5.00%, 01/01/2030	1,250	1,313,280
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	200	202,687

		28,313,416

Illinois–0.2%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	145	146,231
5.00%, 09/01/2029	225	227,064
5.00%, 09/01/2032	365	365,014
5.00%, 09/01/2033	200	198,745
5.00%, 09/01/2034	100	98,703
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2028	2,000	2,082,289

		3,118,046

Indiana–0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(b)(c)	32	3

Kentucky–0.1%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	350	353,716
5.00%, 02/01/2027	375	383,845
5.00%, 02/01/2030	210	219,881
5.00%, 02/01/2031	275	281,930

		1,239,372

Michigan–1.3%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2029	250	260,334
5.00%, 04/01/2032	1,005	1,036,130
Michigan Strategic Fund (Michigan Strategic Fund–I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,873,873
5.00%, 12/31/2030	4,000	4,117,679
5.00%, 06/30/2032	1,690	1,732,003

		16,020,019

2025 Semi-Annual Report	53

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Missouri–0.0%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	$275	$283,020

Nebraska–0.8%
Central Plains Energy Project (Goldman Sachs Group) Series 2022-1 5.00%, 05/01/2053	10,000	10,416,047

Nevada–0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	365	354,988

New Jersey–2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,108,575
Series 2018-A 5.00%, 06/15/2028	11,680	11,924,916
New Jersey Transportation Trust Fund Authority (Prerefunded–US Treasuries) Series 2019-B 5.00%, 06/15/2030	230	247,856
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2030	3,360	3,547,438
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2019-B 5.00%, 06/15/2030	1,270	1,343,537
Series 2024-A 5.00%, 06/15/2042	4,805	5,054,977

		27,227,299

Puerto Rico–1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	2,420	1,658,118
5.625%, 07/01/2029	760	814,119
Series 2022-C Zero Coupon, 11/01/2043	829	518,893
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	3,090	3,201,236
5.00%, 07/01/2035(a)	2,310	2,372,126

Principal Amount (000)		U.S. $ Value
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	$1,390	$1,386,041
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.25%, 01/01/2040	1,000	1,143,159
6.50%, 01/01/2041	1,250	1,445,168

		12,538,860

South Carolina–0.4%
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2020-A 5.00%, 12/01/2043	1,500	1,547,447
Series 2021-B 4.00%, 12/01/2038	2,125	2,045,271
5.00%, 12/01/2040	1,000	1,050,820

		4,643,538

Texas–0.2%
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,125,495

Washington–0.1%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	942	865,574
Series 2021-1, Class X 0.726%, 12/20/2035(f)	942	37,941

		903,515

Wisconsin–0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	998,301
5.00%, 10/01/2026(a)	1,050	1,060,014
5.00%, 10/01/2027(a)	1,090	1,106,577
5.00%, 10/01/2028(a)	900	916,126
5.00%, 10/01/2029(a)	275	280,824

		4,361,842

Total Long-Term Municipal Bonds (cost $1,195,164,668)		1,164,515,046

Short-Term Municipal Notes–7.5%
New York–7.5%
Build NYC Resource Corp. (Asia Society/The) Series 2015 2.92%, 04/01/2045(g)	1,585	1,585,000

54	Sanford C. Bernstein Fund, Inc.

Principal Amount (000)		U.S. $ Value
City of Buffalo NY (City of Buffalo NY) Series 2024-B 5.00%, 04/01/2025	$1,260	$1,260,000
City of New York NY (City of New York NY) Series 2008-L 3.70%, 04/01/2038(g)	6,200	6,200,000
Series 2016 3.09%, 08/01/2044(g)	8,995	8,995,000
Series 2018-E 3.55%, 03/01/2048(g)	2,265	2,265,000
Series 2022-A 3.55%, 09/01/2049(g)	3,900	3,900,000
Series 2024-A 5.00%, 08/01/2025	5,000	5,037,180
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025	5,000	5,033,162
Dutchess County Industrial Development Agency (Marist College) Series 2008 2.90%, 07/01/2038(g)	1,105	1,105,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015 3.09%, 11/01/2026(g)	230	230,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 2.95%, 02/15/2026(g)	240	240,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 2.90%, 10/15/2041(g)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 2.80%, 11/01/2048(g)	3,400	3,400,000
New York City Housing Development Corp. (New York City Housing Development) Series 2012-A 2.95%, 09/01/2049(g)	1,000	1,000,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 2.80%, 05/01/2044(g)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 2.70%, 05/15/2041(g)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 3.01%, 05/01/2035(g)	3,573	3,573,000

Principal Amount (000)		U.S. $ Value
New York State Housing Finance Agency (New York State Housing Finance Agency) Series 2006 2.70%, 11/15/2036(g)	$7,800	$7,800,000
Series 2009 2.80%, 05/15/2039(g)	400	400,000
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 3.32%, 05/01/2047(a)(g)	3,500	3,500,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 08/21/2025	3,000	3,012,908
Series 2025 4.00%, 03/06/2026	13,000	13,132,064
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 3.70%, 01/01/2033(g)	4,495	4,495,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden/The) Series 2009 2.87%, 07/01/2032(g)	7,175	7,175,000
Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 2.80%, 02/01/2034(g)	5,465	5,465,000

Total Short-Term Municipal Notes (cost $95,925,370)		95,918,314

Total Municipal Obligations (cost $1,291,090,038)		1,260,433,360

GOVERNMENTS—TREASURIES–0.1%
United States–0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,443,986)	2,377	2,264,836

ASSET-BACKED SECURITIES – 0.1%
Autos—Fixed Rate–0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a) (cost $836,177)	836	849,472

COLLATERALIZED MORTGAGE OBLIGATIONS–0.1%
Non-Agency Fixed Rate – 0.1%
New York City Housing Development Corp. Series 2024 4.00%, 12/15/2031	550	558,215

2025 Semi-Annual Report	55

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Risk Share Floating Rate–0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.454% (CME Term SOFR + 4.11%), 05/25/2025(d)	$55	$55,292
Series 2016-C01, Class 1M2 11.204% (CME Term SOFR + 6.86%), 08/25/2028(d)	90	93,559
Series 2016-C02, Class 1M2 10.454% (CME Term SOFR + 6.11%), 09/25/2028(d)	14	14,517

		163,368

Total Collateralized Mortgage Obligations (cost $711,422)		721,583

Total Investments—99.2% (cost $1,295,081,623)		1,264,269,251

Other assets less liabilities—0.8%		9,685,097

Net Assets—100.0%		$1,273,954,348

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	25,120	10/15/2028	CPI#	2.565%	Maturity	$(214,577)	$—	$(214,577)
USD	22,000	10/15/2029	2.569%	CPI#	Maturity	142,770	—	142,770
USD	21,500	10/15/2029	2.485%	CPI#	Maturity	223,844	—	223,844
USD	17,177	10/15/2029	2.516%	CPI#	Maturity	153,942	—	153,942
USD	17,162	10/15/2029	2.499%	CPI#	Maturity	167,451	—	167,451
USD	17,161	10/15/2029	2.451%	CPI#	Maturity	205,713	—	205,713
USD	26,380	10/15/2030	CPI#	2.531%	Maturity	(182,917)	—	(182,917)

						$496,226	$—	$496,226

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(626,331)	$—	$(626,331)
USD	17,500	10/15/2029	1 Day SOFR	3.785%	Annual	32,602	—	32,602
USD	7,600	10/15/2030	1 Day SOFR	4.082%	Annual	144,247	—	144,247
USD	8,800	07/31/2031	1 Day SOFR	3.972%	Annual	83,493	—	83,493
USD	8,200	06/15/2034	3.543%	1 Day SOFR	Annual	214,396	969	213,427
USD	3,250	06/15/2034	3.851%	1 Day SOFR	Annual	6,296	950	5,346
USD	9,620	08/15/2034	3.314%	1 Day SOFR	Annual	414,969	—	414,969
USD	8,900	08/15/2034	3.264%	1 Day SOFR	Annual	432,157	254	431,903
USD	6,400	08/15/2034	3.304%	1 Day SOFR	Annual	298,484	—	298,484

						$1,000,313	$2,173	$998,140

56	Sanford C. Bernstein Fund, Inc.

INTEREST RATE SWAPS (see Note 3)
				Rate Type				Upfront Premiums Paid (Received)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value		Unrealized Appreciation (Depreciation)
Citibank NA	USD	16,980	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$ 1,270,237	$ —	$ 1,270,237

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $38,782,948 or 3.0% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(e)	When-Issued or delayed delivery security.
(f)	IO—Interest Only.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

As of March 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

AGM—Assured Guaranty Municipal

BAM—Build American Mutual

CME—Chicago Mercantile Exchange

SOFR—Secured Overnight Financing Rate

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2025 Semi-Annual Report	57

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

March 31, 2025 (Unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–30.4%
United States–30.4%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	46,935	$31,673,791
1.875%, 02/15/2051		179,238	103,314,019
2.00%, 11/15/2041		9,057	6,333,104
2.25%, 08/15/2046		12,530	8,387,269
2.375%, 02/15/2042		11,433	8,451,562
2.375%, 11/15/2049		2,885	1,898,240
2.50%, 02/15/2045		1,916	1,374,730
2.50%, 05/15/2046		23,956	16,900,209
3.00%, 05/15/2045		23,139	18,070,113
3.00%, 08/15/2048		28,274	21,355,555
3.00%, 02/15/2049		26,971	20,295,903
3.25%, 05/15/2042		11,593	9,756,066
3.375%, 08/15/2042		19,569	16,712,808
3.375%, 05/15/2044		5,710	4,781,706
3.50%, 02/15/2039		4,254	3,861,834
3.625%, 05/15/2053		27,235	22,821,911
3.75%, 11/15/2043		10,205	9,072,883
3.875%, 02/15/2043		12,073	11,006,907
3.875%, 05/15/2043		19,718	17,930,602
4.00%, 11/15/2042		33,530	31,156,705
4.125%, 08/15/2053		30,804	28,243,784
4.25%, 02/15/2054		4,634	4,344,281
4.375%, 02/15/2038		14,232	14,272,228
4.375%, 11/15/2039		47,210	46,782,159
4.375%, 08/15/2043		19,182	18,624,814
4.50%, 02/15/2044		20,030	19,716,539
4.625%, 05/15/2054		16,704	16,678,100
4.75%, 02/15/2037		4,156	4,343,020
4.75%, 11/15/2043		17,479	17,790,345
4.75%, 11/15/2053		24,746	25,171,729
U.S. Treasury Notes 3.50%, 04/30/2028		16,210	16,010,105
3.625%, 03/31/2028		28,384	28,157,914
3.75%, 12/31/2028		80,830	80,274,393
3.875%, 12/31/2027		75,973	75,901,975
4.00%, 02/29/2028		13,956	13,986,829
4.00%, 01/31/2029		73,672	73,798,724
4.00%, 02/15/2034		48,407	47,635,514
4.125%, 03/31/2029		8,646	8,701,489
4.125%, 08/31/2030		25,659	25,787,697
4.125%, 11/15/2032		18,170	18,158,744
4.25%, 02/28/2029		15,011	15,172,837
4.375%, 08/31/2028		13,427	13,611,317
4.375%, 11/30/2028		47,131	47,823,135
4.375%, 05/15/2034		19,615	19,832,806
4.50%, 05/31/2029		36,587	37,341,607
4.50%, 11/15/2033		17,484	17,860,488
4.625%, 04/30/2029		59,634	61,125,260

	Principal Amount (000)		U.S. $ Value
4.875%, 10/31/2028	U.S.$	95,833	$98,797,421

Total Governments—Treasuries (cost $1,326,575,759)			1,261,101,171

CORPORATES—INVESTMENT GRADE–25.7%

Industrial–13.7%
Basic–0.4%
Freeport Indonesia PT 4.763%, 04/14/2027(a)		904	898,124
Glencore Funding LLC 4.907%, 04/01/2028(a)		4,150	4,165,106
5.186%, 04/01/2030(a)		1,756	1,767,449
5.338%, 04/04/2027(a)		2,571	2,603,035
6.50%, 10/06/2033(a)		2,016	2,158,914
Nexa Resources SA
6.75%, 04/09/2034(a)		2,053	2,124,855
Smurfit Westrock Financing DAC
5.418%, 01/15/2035(a)		3,723	3,738,413

			17,455,896

Capital Goods–1.3%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,649,307
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,040,204
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,847,045
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,993,769
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,345,108
Republic Services, Inc. 4.75%, 07/15/2030		10,365	10,415,478
Waste Management, Inc. 4.50%, 03/15/2028		10,132	10,183,369
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,114,096

			52,588,376

Communications—Media–0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	3,141,384
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,576,911
5.30%, 05/15/2049		857	651,851
Prosus NV 3.061%, 07/13/2031(a)		3,921	3,370,222
3.257%, 01/19/2027(a)		1,724	1,671,203
3.68%, 01/21/2030(a)		462	426,029
4.027%, 08/03/2050(a)		3,458	2,315,788
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,800,607
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		8,269	8,065,417

			23,019,412

58	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Communications—Telecommunications–0.1%
AT&T, Inc. 4.50%, 05/15/2035	U.S.$	2,034	$1,911,777
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,625,344

			3,537,121

Consumer Cyclical—Automotive–1.8%
American Honda Finance Corp. 4.80%, 03/05/2030		10,401	10,381,134
BMW US Capital LLC 4.60%, 08/13/2027(a)		10,014	10,031,324
4.65%, 03/19/2027(a)		317	317,574
Ford Motor Co. 3.25%, 02/12/2032		6,003	4,946,352
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		902	869,438
5.918%, 03/20/2028		695	698,030
6.125%, 03/08/2034		3,932	3,773,265
General Motors Co. 6.125%, 10/01/2025		720	723,298
General Motors Financial Co., Inc. 5.05%, 04/04/2028		2,364	2,366,577
5.75%, 02/08/2031		9,151	9,223,385
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		7,064	6,789,210
5.95%, 06/11/2029(a)		1,511	1,524,236
Hyundai Capital America 4.30%, 09/24/2027(a)		625	617,731
5.25%, 01/08/2027(a)		2,195	2,212,933
5.275%, 06/24/2027(a)		293	296,226
5.30%, 03/19/2027(a)		2,599	2,624,288
6.10%, 09/21/2028(a)		4,320	4,478,242
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		5,380	5,393,880
Volkswagen Group of America Finance LLC 5.05%, 03/27/2028(a)		8,020	8,017,835

			75,284,958

Consumer Cyclical—Entertainment–0.1%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,384,230

Consumer Cyclical—Other–0.6%
DR Horton, Inc. 5.00%, 10/15/2034		6,008	5,852,333
Las Vegas Sands Corp. 3.90%, 08/08/2029		7,323	6,888,087
Marriott International, Inc./MD 5.10%, 04/15/2032		22	21,891
5.30%, 05/15/2034		1,998	1,992,526
5.35%, 03/15/2035		7,963	7,870,151
5.50%, 04/15/2037		68	67,162
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,696,175

			26,388,325

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical—Restaurants–0.2%
Starbucks Corp. 4.85%, 02/08/2027	U.S.$	9,151	$9,224,391

Consumer Cyclical—Retailers–0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,984,485

Consumer Non-Cyclical–2.5%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,819,952
BAT Capital Corp. 5.35%, 08/15/2032		8,003	8,045,256
Cargill, Inc. 5.125%, 10/11/2032(a)		3,643	3,669,266
Cencosud SA 5.95%, 05/28/2031(a)		1,905	1,938,337
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,468,462
4.875%, 01/30/2030		7,545	7,575,859
Gilead Sciences, Inc. 5.10%, 06/15/2035		10,022	10,058,981
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		7,441	7,535,798
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034		3,892	4,205,423
Mars, Inc. 4.60%, 03/01/2028(a)		5,997	6,021,408
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,532,019
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,547,175
5.00%, 11/17/2025		4,607	4,619,393
5.375%, 02/15/2033		8,162	8,320,833
5.625%, 11/17/2029		829	864,282
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		6,561	7,080,172
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		10,206	10,154,051
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,122,440
Viatris, Inc. 2.70%, 06/22/2030		3,918	3,409,169

			102,988,276

Energy–2.1%
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,700,933
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,408,697
4.375%, 01/15/2028		1,885	1,847,187
5.75%, 01/15/2031(a)		2,866	2,887,954
Devon Energy Corp. 5.20%, 09/15/2034		5,353	5,161,630
5.60%, 07/15/2041		4,914	4,581,224
Energy Transfer LP 5.60%, 09/01/2034		9,646	9,662,398

2025 Semi-Annual Report	59

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Occidental Petroleum Corp. 5.20%, 08/01/2029	U.S.$	2,949	$2,946,611
5.375%, 01/01/2032		3,070	3,026,007
6.625%, 09/01/2030		3,903	4,103,263
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,375,761
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		9,697	9,793,485
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		5,945	5,936,380
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)		3,852	3,625,657
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,252,633
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,340,587
8.00%, 11/15/2032(a)		4,495	5,066,135
Williams Cos., Inc. (The) 4.80%, 11/15/2029		4,524	4,535,536

			88,252,078

Services–0.6%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	8,459,352
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,481,506
Global Payments, Inc. 3.20%, 08/15/2029	U.S.$	3,208	3,004,388
Mastercard, Inc. 4.55%, 01/15/2035		7,332	7,140,415
Moody’s Corp. 5.00%, 08/05/2034		5,101	5,070,445

			27,156,106

Technology–2.4%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,025,187
Broadcom, Inc. 4.15%, 02/15/2028		1,661	1,646,250
4.926%, 05/15/2037(a)		3,190	3,072,927
5.05%, 07/12/2027		3,689	3,734,670
Cisco Systems, Inc. 4.75%, 02/24/2030		10,247	10,409,312
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,168,018
5.30%, 04/01/2032		736	740,865
5.50%, 04/01/2035		1,493	1,493,866
Entegris, Inc. 4.75%, 04/15/2029(a)		5,311	5,123,150
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,159,165
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		4,227	4,214,573
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	5,671,215
Infor LLC 1.75%, 07/15/2025(a)	U.S.$	2,719	2,690,478

	Principal Amount (000)		U.S. $ Value
International Business Machines Corp. 5.00%, 02/10/2032	U.S.$	10,207	$10,267,221
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	9,252,991
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,219,215
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	3,088,610
Oracle Corp. 5.50%, 08/03/2035		8,428	8,490,199
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,682,900
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,222,101

			101,372,913

Transportation—Airlines–0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		3,671	3,597,213
5.308%, 10/20/2031(a)		4,045	3,957,142
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		848	845,654
4.75%, 10/20/2028(a)		3,940	3,921,246

			12,321,255

Transportation—Railroads–0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		380	354,387
5.875%, 07/05/2034(a)		906	911,084

			1,265,471

Transportation—Services–0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,235	909,108
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		2,517	2,524,048
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,525,557
TTX Co. 5.50%, 09/25/2026(a)		8,329	8,446,189

			19,404,902

			570,628,195

Financial Institutions–10.3%
Banking–8.5%
AIB Group PLC 6.608%, 09/13/2029(a)		1,569	1,656,299
7.583%, 10/14/2026(a)		8,806	8,934,920
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,684,186
6.992%, 06/13/2029		4,741	4,942,824
American Express Co. 5.098%, 02/16/2028		9,109	9,218,035
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,275,552
7.883%, 11/15/2034		800	899,280

60	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)	U.S.$	5,996	$5,954,028
Banco Santander SA 4.175%, 03/24/2028		3,200	3,167,168
6.35%, 03/14/2034		3,000	3,075,390
6.921%, 08/08/2033		3,200	3,394,240
Bank of America Corp. 5.744%, 02/12/2036		10,267	10,241,743
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		1,428	1,461,658
6.253%, 09/16/2026(a)		2,285	2,300,035
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		9,994	10,297,718
Barclays PLC 5.088%, 06/20/2030		1,648	1,635,574
5.335%, 09/10/2035		2,534	2,471,765
5.674%, 03/12/2028		736	748,755
6.224%, 05/09/2034		3,451	3,592,664
7.119%, 06/27/2034		1,360	1,465,482
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,560,489
4.625%, 02/25/2031(a)(b)		943	810,226
5.497%, 05/20/2030(a)		6,651	6,769,920
BPCE SA 5.876%, 01/14/2031(a)		475	486,505
6.293%, 01/14/2036(a)		469	484,782
6.508%, 01/18/2035(a)		8,900	9,108,349
CaixaBank SA 6.037%, 06/15/2035(a)		2,782	2,873,611
6.684%, 09/13/2027(a)		5,127	5,271,376
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,913,523
6.377%, 06/08/2034		5,768	6,022,426
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,284,292
4.542%, 09/19/2030		10,407	10,264,840
Series W 4.00%, 12/10/2025(b)		3,243	3,197,728
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		7,918	8,094,334
Credit Agricole SA 6.251%, 01/10/2035(a)		7,161	7,310,092
Danske Bank A/S 4.613%, 10/02/2030(a)		4,420	4,356,882
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,145,360
2.552%, 01/07/2028		604	580,933
6.119%, 07/14/2026		4,678	4,692,361
7.146%, 07/13/2027		1,492	1,534,134
Discover Bank 5.974%, 08/09/2028		2,264	2,323,249
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		10,017	8,742,136
2.65%, 10/21/2032		701	605,762
Series V 4.125%, 11/10/2026(b)		3,016	2,918,342

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC 2.804%, 05/24/2032	U.S.$	2,559	$2,236,054
2.848%, 06/04/2031		7,601	6,826,610
7.399%, 11/13/2034		5,415	5,945,508
8.113%, 11/03/2033		4,435	5,043,704
ING Groep NV 6.083%, 09/11/2027		6,267	6,393,844
Intesa Sanpaolo SpA 7.20%, 11/28/2033(a)		4,756	5,271,978
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	11,292,431
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,862,808
5.796%, 01/19/2029(a)		1,666	1,711,232
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	358,109
5.087%, 11/26/2028		791	798,072
5.462%, 01/05/2028		656	664,141
7.50%, 09/27/2025(b)		5,358	5,383,129
7.953%, 11/15/2033		2,446	2,778,607
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,410,804
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,331,044
Morgan Stanley Bank NA 5.016%, 01/12/2029	U.S.$	351	355,117
5.504%, 05/26/2028		6,454	6,572,754
Nationwide Building Society 2.972%, 02/16/2028(a)		5,154	4,986,598
NatWest Group PLC 3.032%, 11/28/2035		669	591,229
6.475%, 06/01/2034		537	558,979
Santander Holdings USA, Inc. 5.473%, 03/20/2029		121	121,662
5.741%, 03/20/2031		4,861	4,896,485
6.499%, 03/09/2029		331	342,760
6.565%, 06/12/2029		13	13,471
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,481	1,467,019
5.694%, 04/15/2031		430	438,759
6.833%, 11/21/2026		7,481	7,573,615
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)		1,913	1,941,236
Societe Generale SA 2.797%, 01/19/2028(a)		4,567	4,395,738
2.889%, 06/09/2032(a)		200	172,170
5.519%, 01/19/2028(a)		4,676	4,715,886
Standard Chartered PLC 5.005%, 10/15/2030(a)		2,074	2,067,612
5.545%, 01/21/2029(a)		676	687,377
6.059% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(b)(c)		300	285,228
6.187%, 07/06/2027(a)		3,042	3,095,509
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		8,152	8,328,898
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		886	884,946

2025 Semi-Annual Report	61

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Synchrony Financial 5.45%, 03/06/2031	U.S.$	3,272	$3,248,507
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,511,008
5.298%, 01/30/2032		4,709	4,787,028
UBS Group AG 3.091%, 05/14/2032(a)		9,944	8,859,607
3.875%, 06/02/2026(a)(b)		204	197,666
4.194%, 04/01/2031(a)		2,852	2,749,670
6.373%, 07/15/2026(a)		6,080	6,107,299
7.125%, 08/10/2034(a)(b)		1,240	1,219,280
9.25%, 11/13/2028(a)(b)		723	785,019
UniCredit SpA 1.982%, 06/03/2027(a)		271	261,992
2.569%, 09/22/2026(a)		6,253	6,183,029
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	10,876,971
3.584%, 05/22/2028		2,117	2,072,183
Series BB 3.90%, 03/15/2026(b)		2,664	2,586,984

			355,016,334

Brokerage–0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)		7,570	7,384,686

Finance–0.3%
Aircastle Ltd. 4.25%, 06/15/2026		530	525,537
5.25%, 08/11/2025(a)		2,686	2,685,839
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		4,547	4,440,600
1.95%, 09/20/2026(a)		1,485	1,425,749
3.50%, 11/01/2027(a)		893	862,477
4.125%, 08/01/2025(a)		35	34,881
4.75%, 04/14/2027(a)		1,112	1,111,989
4.875%, 10/01/2025(a)		1,447	1,446,002

			12,533,074

Insurance–0.7%
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,805,338
2.55%, 11/19/2030(a)		606	530,698
2.717%, 01/07/2029(a)		1,145	1,058,026
5.583%, 01/09/2029(a)		541	552,253
5.62%, 05/08/2026(a)		5,842	5,904,042
MetLife Capital Trust IV 7.875%, 12/15/2067(a)		5,200	5,708,560
Principal Life Global Funding II 5.10%, 01/25/2029(a)		6,566	6,671,319
Prudential Financial, Inc. 5.375%, 05/15/2045		615	613,518
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		1,600	1,582,240
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(a)		5,600	5,619,936

			31,045,930

	Principal Amount (000)		U.S. $ Value
REITs–0.6%
American Tower Corp. 2.10%, 06/15/2030	U.S.$	1,515	$1,324,534
3.65%, 03/15/2027		1,936	1,903,940
5.20%, 02/15/2029		3,698	3,756,687
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,961,952
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	3,962,499
4.00%, 01/15/2031		1,790	1,669,998
Simon Property Group LP 4.75%, 09/26/2034		5,987	5,740,695
Trust Fibra Uno 4.869%, 01/15/2030(a)		3,548	3,310,728

			23,631,033

			429,611,057

Utility–1.7%
Electric–1.7%
AES Andes SA 6.25%, 03/14/2032(a)		6,158	6,207,202
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,583	1,413,813
Alexander Funding Trust II 7.467%, 07/31/2028(a)		1,615	1,718,861
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,664,102
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		823	817,033
5.05%, 03/01/2035		9,309	9,236,204
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		3,641	2,842,456
Electricite de France SA 9.125%, 03/15/2033(a)(b)		1,420	1,596,293
Enel Finance International NV 5.50%, 06/26/2034(a)		9,669	9,699,844
Engie Energia Chile SA 3.40%, 01/28/2030(a)		3,834	3,488,940
6.375%, 04/17/2034(a)		2,080	2,144,355
FIEMEX Energia–Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		2,096	2,072,825
Florida Power & Light Co. 5.30%, 06/15/2034		3,505	3,586,912
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		1,580	1,527,591
Kallpa Generacion SA 5.875%, 01/30/2032(a)		2,662	2,707,653
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		3,243	3,207,035

62	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)			U.S. $ Value
NRG Energy, Inc. 4.45%, 06/15/2029(a)	U.S.$	542		$525,675
7.00%, 03/15/2033(a)		5,900		6,370,171
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,713		1,736,006
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		373		374,481
6.95%, 10/15/2033(a)		4,313		4,640,486

				69,577,938

Total Corporates—Investment Grade (cost $1,074,359,872)				1,069,817,190

MORTGAGE PASS-THROUGHS–21.6%
Agency Fixed Rate 30-Year–21.3%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,932		4,516,782
3.50%, 10/01/2049		4,846		4,438,320
3.50%, 11/01/2049		1,847		1,691,381
Series 2020 3.50%, 01/01/2050		4,066		3,726,263
Series 2022 2.00%, 03/01/2052		22,572		18,126,743
2.50%, 04/01/2052		27,820		23,422,646
3.00%, 03/01/2052		14,714		12,881,196
3.00%, 05/01/2052		21,251		18,445,099
Series 2024 5.50%, 11/01/2054		7,837		7,828,528
Series 2025 2.50%, 01/01/2053		16,899		14,087,573
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	389
Series 2007 5.50%, 07/01/2035		344		355,795
Series 2016 4.00%, 02/01/2046		3,852		3,706,186
Series 2017 4.00%, 07/01/2044		2,696		2,592,384
Series 2018 4.00%, 08/01/2048		1,838		1,742,509
4.50%, 10/01/2048		3,241		3,158,820
4.50%, 11/01/2048		3,289		3,205,863
5.00%, 09/01/2048		1,096		1,097,182
5.00%, 11/01/2048		1,457		1,458,887
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		673
Series 2003 5.50%, 04/01/2033		299		307,895
5.50%, 07/01/2033		672		692,444
5.50%, 11/01/2033		0	**	70
Series 2004 5.50%, 04/01/2034		160		165,427

	Principal Amount (000)		U.S. $ Value
5.50%, 05/01/2034	U.S.$	147	$152,087
5.50%, 11/01/2034		574	593,415
6.50%, 08/01/2034		1	806
Series 2005 5.50%, 02/01/2035		793	818,343
Series 2006 5.50%, 04/01/2036		147	152,209
Series 2007 5.50%, 09/01/2036		283	292,472
Series 2008 6.00%, 03/01/2037		2	2,142
Series 2010 4.00%, 12/01/2040		1,632	1,570,525
Series 2012 3.50%, 02/01/2042		1,074	1,005,124
3.50%, 11/01/2042		11,325	10,596,002
3.50%, 01/01/2043		1,898	1,772,838
Series 2013 3.50%, 04/01/2043		6,609	6,170,540
4.00%, 10/01/2043		5,018	4,797,930
Series 2015 3.00%, 05/01/2045		2,162	1,929,448
3.00%, 08/01/2045		3,826	3,414,861
Series 2018 3.50%, 02/01/2048		2,630	2,401,880
3.50%, 05/01/2048		1,097	1,005,678
4.50%, 09/01/2048		4,725	4,599,808
Series 2019 3.50%, 08/01/2049		1,553	1,422,122
3.50%, 09/01/2049		1,945	1,781,214
3.50%, 10/01/2049		5,095	4,666,458
3.50%, 11/01/2049		4,119	3,772,518
Series 2020 3.50%, 01/01/2050		3,814	3,492,309
Series 2021 2.00%, 07/01/2051		24,559	19,615,429
2.00%, 12/01/2051		43,518	34,675,733
2.50%, 01/01/2052		7,444	6,272,990
Series 2022 2.00%, 05/01/2052		11,902	9,483,556
2.50%, 03/01/2052		16,357	13,783,931
2.50%, 04/01/2052		16,953	14,260,642
2.50%, 05/01/2052		22,605	19,019,335
3.00%, 02/01/2052		17,691	15,493,203
3.00%, 03/01/2052		22,442	19,646,586
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,074	965,586
3.00%, 05/20/2046		999	898,351
3.00%, 12/20/2046		290	260,167
Series 2023 5.50%, 04/20/2053		16,065	16,167,739
5.50%, 07/20/2053		8,521	8,574,978
Series 2025 3.00%, 04/01/2055, TBA		11,411	10,106,915
4.00%, 04/01/2055, TBA		4,157	3,891,594

2025 Semi-Annual Report	63

Schedule of Investments (continued)

	Principal Amount (000)			U.S. $ Value
4.50%, 04/01/2055, TBA	U.S.$	58,866		$56,485,012
5.00%, 04/01/2055, TBA		48,025		47,245,136
5.50%, 04/01/2055, TBA		13,531		13,560,664
6.00%, 04/01/2055, TBA		38,472		39,046,000
Uniform Mortgage-Backed Security Series 2025 2.00%, 04/01/2055, TBA		54,968		43,723,180
2.50%, 04/01/2055, TBA		69,193		57,538,304
3.00%, 04/01/2055, TBA		16,763		14,530,918
4.00%, 04/01/2055, TBA		9,401		8,764,156
4.50%, 04/01/2055, TBA		8,559		8,190,896
5.00%, 04/01/2055, TBA		33,691		33,021,129
5.50%, 04/01/2055, TBA		89,997		89,881,084
6.00%, 04/01/2055, TBA		67,485		68,539,626
6.50%, 04/01/2055, TBA		25,913		26,724,301

				884,426,925

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		3		2,749
Series 2016 2.50%, 02/01/2031		8		8,044
2.50%, 04/01/2031		6		5,318
2.50%, 05/01/2031		24		23,141
2.50%, 07/01/2031		761		729,469
2.50%, 08/01/2031		273		261,738
2.50%, 09/01/2031		157		150,697
2.50%, 10/01/2031		883		845,256
2.50%, 11/01/2031		5,963		5,706,497
2.50%, 12/01/2031		2,363		2,260,193
2.50%, 01/01/2032		338		323,069
Series 2017 2.50%, 01/01/2032		1,537		1,470,186
2.50%, 02/01/2032		85		80,998

				11,867,355

Other Agency Fixed Rate Programs–0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		98		97,736
4.50%, 08/01/2029		27		26,832
4.50%, 10/01/2029		5		5,267

				129,835

Agency ARMs–0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.971% (RFUCCT1Y + 2.35%), 12/01/2036 (c)		0	**	136
Series 2007 6.975% (RFUCCT1Y + 2.10%), 03/01/2037 (c)		0	**	308

				444

Total Mortgage Pass-Throughs (cost $924,977,738)				896,424,559

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES–6.3%
Autos—Fixed Rate–3.1%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)	U.S.$	516	$517,214
Series 2024-2A, Class A 6.06%, 02/20/2029(a)		6,205	6,220,082
Series 2025-1A, Class A 5.38%, 06/20/2029(a)		3,853	3,858,604
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.09%, 11/12/2027(a)		3,111	3,113,593
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		731	735,921
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800	4,861,114
Series 2023-5A, Class B 6.12%, 04/20/2028(a)		3,817	3,887,474
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		425	408,528
Series 2021-N4, Class D 2.30%, 09/11/2028		723	700,889
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,822,384
Series 2024-P3, Class A2 4.61%, 11/10/2027		6,553	6,552,548
Series 2024-P4, Class A2 4.62%, 02/10/2028		5,407	5,404,346
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		2,132	2,111,217
Series 2022-A, Class C 2.17%, 04/16/2029(a)		418	417,389
Series 2024-C, Class A 5.88%, 02/15/2028(a)		2,472	2,485,617
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		91	90,431
Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		1,370	1,384,658
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(a)		454	454,512
Series 2024-3, Class A 4.88%, 11/15/2028(a)		3,087	3,092,827
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		5,650	5,486,114
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(a)		5,204	5,217,317

64	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(a)	U.S.$	714	$714,790
Lendbuzz Securitization Trust Series 2023-1A, Class A 2 6.92%, 08/15/2028(a)		3,320	3,371,980
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		2,184	2,223,434
Series 2025-1A, Class A1 4.576%, 02/15/2026(a)		3,407	3,407,111
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		8,781	8,790,538
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		10,369	10,369,540
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		1,030	1,029,931
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		2,450	2,475,782
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		235	234,509
Series 2022-C, Class B 6.451%, 12/15/2032(a)		604	605,369
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,093,868
Series 2024-4, Class A2 5.41%, 07/15/2027		4,203	4,211,143
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		3,017	3,035,316
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		1,682	1,692,507
Series 2025-1A, Class A 4.94%, 02/15/2029(a)		9,118	9,118,295
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(a)		181	181,202
Series 2025-1, Class A 4.80%, 06/10/2027(a)		9,955	9,954,348
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(a)		2,202	2,226,645
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		228	228,297

			128,787,384

	Principal Amount (000)		U.S. $ Value
Other ABS—Fixed Rate–2.5%
AB Issuer LLC
Series 2021-1, Class A2 3.734%, 07/30/2051(a)	U.S.$	8,214	$7,682,939
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		29	28,380
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		1,278	1,280,234
Series 2024-X2, Class A 5.22%, 12/17/2029(a)		4,857	4,854,820
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		805	807,042
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class B 2.08%, 02/15/2027(a)		189	189,045
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		848	815,794
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		1,617	1,456,956
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(a)		1	1,246
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		3,651	3,450,967
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		7,711	7,258,404
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		5,055	5,052,014
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		1,815	1,662,586
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		3,133	3,089,256
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,538	2,416,123
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		1,044	1,046,791
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		1,358	1,287,420
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,357	4,972,715
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,501	6,604,744
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,756,247

2025 Semi-Annual Report	65

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2021-CA, Class B 2.53%, 04/20/2062(a)	U.S.$	3,421	$2,939,964
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,715,505
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		555	556,217
Series 2024-A, Class A2 5.15%, 12/15/2031(a)		9,043	9,064,515
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		4,701	4,703,747
Series 2025-1, Class A 4.96%, 08/16/2032(a)		7,054	7,051,939
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(a)		1,770	1,774,022
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		2,382	2,406,112
Series 2024-9, Class B 5.306%, 03/15/2032(a)		10,126	10,135,160
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		2,085	2,103,797
Series 2024-3, Class A 6.258%, 10/15/2031(a)		2,834	2,857,042
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)		2,472	2,477,925

			104,499,668

Credit Cards—Fixed Rate–0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		6,026	6,088,648
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(a)		4,135	4,171,386
Series 2024-B, Class A 5.88%, 01/15/2030(a)		10,160	10,232,414
Series 2025-A, Class A 5.80%, 05/15/2030(a)		4,940	4,955,193

			25,447,641

Other ABS—Floating Rate–0.1%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.939%, 07/15/2032(a)		1,619	1,619,257

Total Asset-Backed Securities (cost $263,378,264)			260,353,950

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS–6.1%
Risk Share Floating Rate–5.7%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.34% (CME Term SOFR + 1.00%), 09/25/2031(a)(c)	U.S.$	7,199	$7,202,565
Series 2022-1, Class M1B 6.49% (CME Term SOFR + 2.15%), 01/26/2032(a)(c)		2,171	2,180,059
Series 2022-2, Class M1A 8.34% (CME Term SOFR + 4.00%), 09/27/2032(a)(c)		3,557	3,594,299
Connecticut Avenue Securities Series 2025-R01, Class 1A1 5.286% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		9,903	9,862,444
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 5.99% (CME Term SOFR + 1.65%), 12/25/2041(a)(c)		3,513	3,522,105
Series 2022-R01, Class 1M2 6.24% (CME Term SOFR + 1.90%), 12/25/2041(a)(c)		9,352	9,432,677
Series 2022-R02, Class 2M1 5.54% (CME Term SOFR + 1.20%), 01/25/2042(a)(c)		1,955	1,957,739
Series 2022-R03, Class 1M2 7.84% (CME Term SOFR + 3.50%), 03/25/2042(a)(c)		6,435	6,671,479
Series 2022-R04, Class 1M2 7.44% (CME Term SOFR + 3.10%), 03/25/2042(a)(c)		1,747	1,801,210
Series 2022-R05, Class 2M2 7.34% (CME Term SOFR + 3.00%), 04/25/2042(a)(c)		5,001	5,128,194
Series 2022-R06, Class 1M1 7.09% (CME Term SOFR + 2.75%), 05/25/2042(a)(c)		5,097	5,204,719
Series 2022-R07, Class 1M1 7.286% (CME Term SOFR + 2.95%), 06/25/2042(a)(c)		5,160	5,322,581
Series 2022-R08, Class 1M1 6.89% (CME Term SOFR + 2.55%), 07/25/2042(a)(c)		4,539	4,649,696
Series 2023-R01, Class 1M1 6.736% (CME Term SOFR + 2.40%), 12/25/2042(a)(c)		3,581	3,655,975
Series 2023-R02, Class 1M1 6.64% (CME Term SOFR + 2.30%), 01/25/2043(a)(c)		2,624	2,677,786
Series 2023-R03, Class 2M1 6.84% (CME Term SOFR + 2.50%), 04/25/2043(a)(c)		5,909	5,987,001
Series 2023-R04, Class 1M1 6.636% (CME Term SOFR + 2.30%), 05/25/2043(a)(c)		5,375	5,473,512

66	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2023-R05, Class 1M1 6.236% (CME Term SOFR + 1.90%), 06/25/2043(a)(c)	U.S.$	4,650	$4,684,114
Series 2023-R06, Class 1M1 6.04% (CME Term SOFR + 1.70%), 07/25/2043(a)(c)		4,175	4,186,843
Series 2024-R02, Class 1M1 5.44% (CME Term SOFR + 1.10%), 02/25/2044(a)(c)		2,446	2,442,329
Series 2024-R03, Class 2M1 5.486% (CME Term SOFR + 1.15%), 03/25/2044(a)(c)		4,624	4,617,463
Series 2024-R04, Class 1M1 5.44% (CME Term SOFR + 1.10%), 05/25/2044(a)(c)		4,143	4,135,323
Series 2024-R05, Class 2M1 5.34% (CME Term SOFR + 1.00%), 07/25/2044(a)(c)		2,077	2,074,125
Series 2024-R06, Class 1M1 5.39% (CME Term SOFR + 1.05%), 09/25/2044(a)(c)		4,103	4,093,917
Series 2025-R02, Class 1A1 5.336% (CME Term SOFR + 1.00%), 02/25/2045(a)(c)		2,562	2,559,408
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.99% (CME Term SOFR + 1.65%), 01/25/2034(a)(c)		1,113	1,114,598
Series 2021-DNA6, Class M2 5.84% (CME Term SOFR + 1.50%), 10/25/2041(a)(c)		9,570	9,573,324
Series 2021-DNA7, Class M2 6.14% (CME Term SOFR + 1.80%), 11/25/2041(a)(c)		9,563	9,605,063
Series 2021-HQA4, Class M1 5.29% (CME Term SOFR + 0.95%), 12/25/2041(a)(c)		2,903	2,893,057
Series 2021-HQA4, Class M2 6.69% (CME Term SOFR + 2.35%), 12/25/2041(a)(c)		6,126	6,179,978
Series 2022-DNA2, Class M1B 6.74% (CME Term SOFR + 2.40%), 02/25/2042(a)(c)		7,072	7,193,999
Series 2022-DNA3, Class M1B 7.24% (CME Term SOFR + 2.90%), 04/25/2042(a)(c)		2,957	3,040,186
Series 2022-DNA4, Class M1B 7.69% (CME Term SOFR + 3.35%), 05/25/2042(a)(c)		5,585	5,799,216
Series 2022-DNA5, Class M1B 8.84% (CME Term SOFR + 4.50%), 06/25/2042(a)(c)		9,989	10,606,848
Series 2022-DNA7, Class M1A 6.84% (CME Term SOFR + 2.50%), 03/25/2052(a)(c)		3,909	3,955,983

	Principal Amount (000)		U.S. $ Value
Series 2023-DNA1, Class M1A 6.436% (CME Term SOFR + 2.10%), 03/25/2043(a)(c)	U.S.$	2,968	$3,007,069
Series 2023-DNA2, Class M1A 6.436% (CME Term SOFR + 2.10%), 04/25/2043(a)(c)		9,721	9,853,355
Series 2023-HQA1, Class M1A 6.34% (CME Term SOFR + 2.00%), 05/25/2043(a)(c)		3,473	3,500,033
Series 2023-HQA2, Class M1A 6.34% (CME Term SOFR + 2.00%), 06/25/2043(a)(c)		2,898	2,910,251
Series 2024-DNA3, Class A1 5.39% (CME Term SOFR + 1.05%), 10/25/2044(a)(c)		7,951	7,942,774
Series 2024-HQA1, Class M1 5.59% (CME Term SOFR + 1.25%), 03/25/2044(a)(c)		5,613	5,612,196
Series 2024-HQA2, Class M1 5.54% (CME Term SOFR + 1.20%), 08/25/2044(a)(c)		8,368	8,350,644
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.29% (CME Term SOFR + 0.95%), 01/25/2045(a)(c)		6,524	6,508,948
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.29% (CME Term SOFR + 0.95%), 02/25/2045(a)(c)		8,166	8,140,931
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.154% (CME Term SOFR + 5.81%), 04/25/2028(c)		665	681,702
Series 2016-C02, Class 1M2 10.454% (CME Term SOFR + 6.11%), 09/25/2028(c)		91	92,908
Series 2021-R02, Class 2M2 6.34% (CME Term SOFR + 2.00%), 11/25/2041(a)(c)		4,242	4,257,468
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.704% (CME Term SOFR + 5.36%), 11/25/2025(a)(c)		782	812,802
Series 2015-WF1, Class 2M2 9.954% (CME Term SOFR + 5.61%), 11/25/2025(a)(c)		198	206,726

			234,957,622

2025 Semi-Annual Report	67

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate–0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(d)	U.S.$	7,966	$1,485,997
Series 5040, Class AI 3.50%, 11/25/2050(d)		5,750	960,962
Series 5043, Class IO 5.00%, 11/25/2050(d)		11,648	2,992,509
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.548%, 05/28/2035		1,129	1,100,945
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(d)		4,609	648,195

			7,188,608

Agency Floating Rate–0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 1.637% (5.99%–CME Term SOFR), 12/15/2044(c)(e)		5,651	584,861
Series 4585, Class DS 1.537% (5.89%–CME Term SOFR), 05/15/2046(c)(e)		3,643	399,403
Series 4693, Class SL 1.687% (6.04%–CME Term SOFR), 06/15/2047(c)(e)		2,348	285,010
Series 4954, Class SL 1.596% (5.94%–CME Term SOFR), 02/25/2050(c)(e)		1,626	178,354
Series 4981, Class HS 1.646% (5.99%–CME Term SOFR), 06/25/2050(c)(e)		13,983	1,552,477
Federal National Mortgage Association REMICS Series 2015-26, Class SH 1.996% (6.34%–CME Term SOFR), 05/25/2045(c)(e)		4,423	503,584
Series 2016-106, Class ES 1.546% (5.89%–CME Term SOFR), 01/25/2047(c)(e)		2,592	282,795
Series 2017-62, Class AS 1.696% (6.04%–CME Term SOFR), 08/25/2047(c)(e)		3,156	335,254
Series 2017-97, Class SW 1.746% (6.09%–CME Term SOFR), 12/25/2047(c)(e)		4,586	540,384
Government National Mortgage Association Series 2017-122, Class SA 1.766% (6.09%–CME Term SOFR 1 Month), 08/20/2047(c)(e)		3,908	506,947

	Principal Amount (000)		U.S. $ Value
Series 2017-134, Class MS 1.766% (6.09%–CME Term SOFR 1 Month), 09/20/2047(c)(e)	U.S.$	4,460	$597,807
Series 2017-43, Class ST 1.666% (5.99%–CME Term SOFR 1 Month), 03/20/2047(c)(e)		5,431	670,762

			6,437,638

Non-Agency Floating Rate–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.815% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)		3,478	1,102,612
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.935% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		447	361,171
JPMorgan Chase Bank NA–CHASE Series 2019-CL1, Class M3 6.535% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(c)		611	617,781
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.035% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,916

			2,083,480

Non-Agency Fixed Rate–0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		236	160,865
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,850	925,424
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		422	286,956
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	259,868

			1,633,113

Total Collateralized Mortgage Obligations (cost $251,130,494)			252,300,461

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.7%
Non-Agency Floating Rate CMBS–1.0%
AREIT Trust Series 2022-CRE6, Class A 5.597% (CME Term SOFR + 1.25%), 01/20/2037(a)(c)		6,879	6,844,958
BBCMS Mortgage Trust Series 2020-BID, Class A 6.574% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(c)		7,708	7,703,183
BFLD Mortgage Trust Series 2021-FPM, Class A 6.034% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a)(c)		11,683	11,631,887

68	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.265% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(c)	U.S.$	1,772	$1,748,914
Series 2019-IMC, Class E 6.515% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(c)		6,595	6,500,649
CLNY Trust Series 2019-IKPR, Class D 6.704% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a)(c)		2,751	2,603,823
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.34% (CME Term SOFR + 2.00%), 01/25/2051(a)(c)		552	549,662
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.899% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(c)		2,335	2,205,760

			39,788,836

Non-Agency Fixed Rate CMBS–0.7%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,274,020
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.198%, 08/10/2044(a)		333	236,947
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(f)		2,988	2,941,176
Series 2021-1, Class A2 2.435%, 08/15/2026(f)		9,371	9,250,394
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		249	242,959
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		1,225	1,219,338
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,746,093
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 3.935%, 08/15/2046(a)		2,527	1,919,078
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,176,351
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	271,276
Lstar Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		902	901,009

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048	U.S.$	2,906	$2,876,903
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,092,384

			30,147,928

Total Commercial Mortgage-Backed Securities (cost $72,640,814)			69,936,764

INFLATION-LINKED SECURITIES–1.5%
United States–1.5%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS ) (cost $60,940,648)		65,806	62,999,249

CORPORATES—NON-INVESTMENT GRADE–1.0%

Industrial–0.9%
Capital Goods–0.2%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		3,205	3,237,787
6.25%, 03/15/2033(a)		2,323	2,351,805
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		2,830	2,845,056

			8,434,648

Communications—Media–0.1%
DISH DBS Corp. 5.75%, 12/01/2028(a)		3,890	3,284,599
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	2,093	2,017,653

			5,302,252

Communications—Telecommunications–0.0%
Altice France SA 3.375%, 01/15/2028(a)		1,024	875,027

Consumer Cyclical—Automotive–0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	8,330	8,076,435

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,297	2,304,006
6.125%, 04/01/2032(a)		1,315	1,319,182

			3,623,188

Consumer Non-Cyclical–0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		3,900	3,593,694
CVS Health Corp. 6.75%, 12/10/2054		241	240,940
7.00%, 03/10/2055		4,093	4,123,411
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	1,420	1,457,675

			9,415,720

2025 Semi-Annual Report	69

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Energy–0.1%
Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	1,508	$1,543,785
7.25%, 05/01/2032(a)		2,057	2,124,901
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		1,418	1,342,917

			5,011,603

			40,738,873

Utility–0.1%
Electric–0.1%
Vistra Corp. 7.00%, 12/15/2026(a)(b)		2,589	2,620,327

Total Corporates—Non-Investment Grade (cost $45,067,125)			43,359,200

AGENCIES–0.9%
Agency Debentures–0.9%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,282,606
4.75%, 12/08/2028		8,990	9,213,222

Total Agencies (cost $36,306,208)			36,495,828

COLLATERALIZED LOAN OBLIGATIONS–0.8%

CLO—Floating Rate–0.8%
AGL CLO 10 Ltd. Series 2021-10A, Class A 5.694% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(a)(c)		3,427	3,427,337
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 6.212% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a)(c)		3,533	3,536,513
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 5.623% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a)(c)		4,053	4,050,575
Golub Capital Partners 48 LP Series 2020-48A, Class A1 5.874% (CME Term SOFR 3 Month + 1.57%), 04/17/2033(a)(c)		644	644,402
Kings Park CLO Ltd. Series 2021-1A, Class A 5.685% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(c)		8,477	8,481,266
OCP CLO Ltd. Series 2024-34A, Class A1 6.313% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a)(c)		2,778	2,779,140

	Principal Amount (000)		U.S. $ Value
Palmer Square CLO Ltd. Series 2021-4A, Class A 5.734% (CME Term SOFR 3 Month + 1.43%), 10/15/2034(a)(c)	U.S.$	730	$730,913
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.734% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a)(c)		829	828,706
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 5.613% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(a)(c)		5,153	5,153,029
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.715% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a)(c)		5,449	5,450,887

Total Collateralized Loan Obligations (cost $34,907,713)			35,082,768

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.5%
United States–0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,425,733
State of California (State of California) Series 2010 7.625%, 03/01/2040		8,520	10,248,461
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		7,960	5,217,179

Total Local Governments—US Municipal Bonds (cost $23,337,367)			21,891,373

EMERGING MARKETS—CORPORATE BONDS–0.5%

Industrial–0.4%
Basic–0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		2,591	2,422,585
4.50%, 01/31/2030(a)		1,724	1,473,072
8.00%, 10/15/2034(a)		1,376	1,313,323
CSN Resources SA 4.625%, 06/10/2031(a)		538	417,052
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		768	755,006

			6,381,038

Communications—Media–0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		2,392	2,224,560

70	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical—Other–0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)	U.S.$	2,862	$2,751,097

Energy–0.1%
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,097,600
Oleoducto Central SA 4.00%, 07/14/2027(a)		319	307,736

			5,405,336

			16,762,031

Utility–0.1%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		272	271,206

Other Utility–0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		1,888	1,870,890

			2,142,096

Total Emerging Markets—Corporate Bonds (cost $18,881,531)			18,904,127

GOVERNMENTS—SOVEREIGN BONDS–0.4%
Chile–0.2%
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(a)		4,950	4,938,615
5.672%, 10/20/2035(a)		1,383	1,382,156

			6,320,771

Colombia–0.1%
Colombia Government International Bond 3.125%, 04/15/2031		2,490	2,020,013

Ecuador–0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		4,889	4,767,054

Israel–0.0%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		1,978	1,992,031

Total Governments—Sovereign Bonds (cost $15,677,373)			15,099,869

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS–0.3%

Quasi-Sovereign Bonds–0.3%
Chile–0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(a)	U.S.$	7,339	$7,617,882

Mexico–0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		1,800	1,723,068
5.70%, 01/24/2030(a)		4,505	4,403,998

			6,127,066

Total Quasi-Sovereigns (cost $13,821,947)			13,744,948

EMERGING MARKETS—SOVEREIGNS–0.2%
Dominican Republic–0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		3,827	3,485,899

Ecuador–0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,558,349

Total Emerging Markets—Sovereigns (cost $9,399,000)			9,044,248

SHORT-TERM INVESTMENTS–11.4%
U.S. Treasury Bills–11.4%
U.S. Treasury Bill Zero Coupon, 04/24/2025		121,563	121,233,500
Zero Coupon, 05/15/2025		186,475	185,509,044
Zero Coupon, 05/29/2025		167,851	166,704,689

Total Short-Term Investments (cost $473,466,041)			473,447,233

Total Investments—109.3% (cost $4,644,867,894)			4,540,002,938

Other assets less liabilities—(9.3)%			(385,108,415)

Net Assets—100.0%			$4,154,894,523

2025 Semi-Annual Report	71

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

U.S. Long Bond (CBT) Futures	95	June 2025	$11,141,719	$5,786

U.S. T-Note 2 Yr (CBT) Futures	888	June 2025	183,968,626	998,908

U.S. T-Note 5 Yr (CBT) Futures	6,345	June 2025	686,251,406	9,094,364

U.S. Ultra Bond (CBT) Futures	329	June 2025	40,220,250	16,438

Sold Contracts

U.S. 10 Yr Ultra Futures	275	June 2025	31,384,375	(404,201)

				$9,711,295

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	EUR	14,978	USD	15,786	05/09/2025	$(443,100)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund

USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,915,422	1,333,583	$581,839

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $1,024,328,323 or 24.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(d)	IO—Interest Only.
(e)	Inverse interest only security.
(f)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023-05/22/2023	$ 4,894,219	$4,767,054	0.11%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	2,874,766	2,941,176	0.07%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,458,105	9,250,394	0.22%

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	250,934	242,959	0.01%

HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,291,031	1,219,338	0.03%

72	Sanford C. Bernstein Fund, Inc.

Currency Abbreviations:

EUR—Euro

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ARMs—Adjustable Rate Mortgages

CBT—Chicago Board of Trade

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

REIT—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduits

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR—Secured Overnight Financing Rate

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

2025 Semi-Annual Report	73

Statement of Assets and Liabilities—March 31, 2025 (Unaudited)

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$1,094,844,185	$1,046,082,966	$4,724,812,291

Affiliated issuers	7,677,597	0	0

Foreign currencies, at value (a)	7,459,869	0	0

Cash	266,105	11,592,571	25,678,895

Cash collateral due from broker	443,000	1,744,300	9,493,944

Due from custodian	51,449	0	0

Receivables:

Unaffiliated interest and dividends	3,396,970	15,129,886	60,856,110

Affiliated dividends	50,047	0	0

Investment securities sold and foreign currency transactions	8,060,219	4,695,394	173,466

Capital shares sold	154,223	3,372,010	1,191,658

Variation margin on centrally cleared swaps	0	44,446	202,732

Terminated centrally cleared credit default swaps	0	100,888	846,351

Receivable due from Adviser	2,395	0	0

Unrealized appreciation of interest rate swaps	0	927,243	4,276,015

Unrealized appreciation of forward currency exchange contracts	2,967,866	0	0

Total assets	1,125,373,925	1,083,689,704	4,827,531,462

LIABILITIES

Cash collateral due to broker	0	950,000	4,320,000

Payables:

Dividends to shareholders	0	934,337	4,505,029

Investment securities purchased and foreign currency transactions	2,586,498	31,047,886	21,333,163

Capital shares redeemed	1,703,060	224,528	4,178,918

Management fee	862,893	352,593	1,403,704

Foreign capital gains taxes	1,243,756	0	0

Custody and accounting fees payable	613,092	150,780	301,058

Shareholder servicing fee	213,868	67,934	296,791

Transfer Agent fee	29,231	9,028	65,325

Directors’ fees payable	10,272	9,064	37,542

Distribution fee	0	11,637	42,119

Terminated centrally cleared credit default swaps	0	198,444	1,665,219

Accrued expenses	69,466	79,828	290,843

Unrealized depreciation of forward currency exchange contracts	3,228,954	0	0

Total liabilities	10,561,090	34,036,059	38,439,711

NET ASSETS	$1,114,812,835	$1,049,653,645	$4,789,091,751

Cost of investments

Unaffiliated issuers	$918,503,200	$1,071,927,074	$4,817,977,782

Affiliated issuers	7,677,597	0	0

NET ASSETS CONSIST OF:

Capital stock, at par	$39,818	$76,265	$347,041

Additional paid-in capital	1,042,630,264	1,082,376,670	4,956,011,118

Distributable earnings (accumulated loss)	72,142,753	(32,799,290)	(167,266,408)

	$1,114,812,835	$1,049,653,645	$4,789,091,751

(a) Cost: $7,470,508, $0 and $0, respectively. (Note 1)

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

74	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Emerging Markets Class/Municipal Class Shares

Net Assets	$1,049,042,796	$854,339,513	$3,699,507,283

Shares of capital stock outstanding	37,468,712	62,074,759	268,092,763

Net asset value, offering and redemption price per share	$28.00	$13.76	$13.80

Class A Shares

Net Assets		$50,436,024	$178,316,211

Shares of capital stock outstanding		3,663,880	12,912,689

Net asset value and redemption price per share		$13.77	$13.81

Sales charge—3.00% of public offering price		0.43	0.43

Maximum offering price		$14.20	$14.24

Class C Shares

Net Assets		$1,724,294	$8,061,281

Shares of capital stock outstanding		125,299	583,941

Net asset value and offering price per share		$13.76	$13.80

Advisor Class Shares

Net Assets		$143,153,814	$460,932,751

Shares of capital stock outstanding		10,400,703	33,425,194

Net asset value and offering price per share		$13.76	$13.79

Class Z Shares

Net Assets	$65,770,039		$442,274,225

Shares of capital stock outstanding	2,349,044		32,026,484

Net asset value and offering price per share	$28.00		$13.81

See Notes to Financial Statements.

2025 Semi-Annual Report	75

Statement of Assets and Liabilities—March 31, 2025 (Unaudited) (continued)

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

ASSETS

Investments in securities, at value	$1,264,269,251	$4,540,002,938

Cash	10,048,393	109,238,890

Cash collateral due from broker	55,421	11,268,127

Receivables:

Interest	15,022,695	29,503,368

Investment securities sold	1,091,549	3,723,000

Capital shares sold	1,155,948	1,440,401

Variation margin on centrally cleared swaps	50,118	1,683

Receivable due from Adviser	0	331,017

Unrealized appreciation of interest rate swaps	1,270,237	0

Total assets	1,292,963,612	4,695,509,424

LIABILITIES

Cash collateral due to broker	1,210,000	0

Payables:

Dividends to shareholders	1,062,358	5,241,173

Investment securities purchased	13,200,799	529,999,384

Capital shares redeemed	2,729,844	2,251,958

Management fee	422,966	1,416,076

Shareholder servicing fee	92,373	329,009

Variation margin on futures	0	314,407

Directors’ fees payable	7,545	44,291

Foreign capital gains taxes	0	47,723

Transfer Agent fee	14,440	26,628

Distribution fee	15,707	114

Accrued expenses	253,232	501,038

Unrealized depreciation of forward currency exchange contracts	0	443,100

Total liabilities	19,009,264	540,614,901

NET ASSETS	$1,273,954,348	$4,154,894,523

Cost of investments	$1,295,081,623	$4,644,867,894

NET ASSETS CONSIST OF:

Capital stock, at par	$95,394	$368,033

Additional paid-in capital	1,328,770,686	4,683,320,198

Accumulated loss	(54,911,732)	(528,793,708)

	$1,273,954,348	$4,154,894,523

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

76	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

CALCULATION OF MAXIMUM OFFERING PRICE

Municipal Class/Intermediate Duration Class Shares

Net Assets	$1,150,562,709	$4,152,338,082

Shares of capital stock outstanding	86,152,054	367,806,800

Net asset value, offering and redemption price per share	$13.36	$11.29

Class A Shares

Net Assets	$70,589,362	$707,477

Shares of capital stock outstanding	5,286,815	62,588

Net asset value and redemption price per share	$13.35	$11.30

Sales charge—4.25% of public offering price	0.41	0.50

Maximum offering price	$13.76	$11.80

Class C Shares

Net Assets	$1,895,975

Shares of capital stock outstanding	142,005

Net asset value and offering price per share	$13.35

Advisor Class Shares

Net Assets	$50,906,302	$1,840,482

Shares of capital stock outstanding	3,813,484	162,985.00

Net asset value and offering price per share	$13.35	$11.29

Class Z Shares

Net Assets		$8,482

Shares of capital stock outstanding		751

Net asset value and offering price per share		$11.29

See Notes to Financial Statements.

2025 Semi-Annual Report	77

Statement of Operations—for the six months ended March 31, 2025 (Unaudited)

	EMERGING MARKETS PORTFOLIO	CALIFORNIA MUNICIPAL PORTFOLIO	DIVERSIFIED MUNICIPAL PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$61	$18,038,513	$87,310,587

Dividends

Unaffiliated issuers (a)	11,055,106	0	0

Affiliated issuers	357,283	0	0

Total income	11,412,450	18,038,513	87,310,587

Expenses:

Management fee (see Note 2A)	5,492,429	2,199,071	8,923,395

Shareholder servicing fee (see Note 2B)	1,345,886	428,875	1,894,806

Custody and accounting fees	266,167	66,193	132,036

Transfer Agent fee—Non-Retail Class	104,462	13,121	57,970

Transfer Agent fee—Class A	0	6,931	35,059

Transfer Agent fee—Class C	0	272	1,696

Transfer Agent fee—Advisor Class	0	17,708	91,364

Transfer Agent fee—Class Z	7,978	0	42,371

Distribution fees—Class A	0	63,258	230,516

Distribution fees—Class C	0	9,564	43,904

Legal fees	29,437	26,757	128,483

Directors’ fees and expenses	32,130	28,915	118,064

Auditing and tax fees	22,930	20,767	77,026

Registration fees	19,978	24,264	66,963

Printing fees	15,892	16,078	30,716

Miscellaneous	75,136	24,712	81,427

Total expenses	7,412,425	2,946,486	11,955,796

Less: expenses waived and reimbursed by the Adviser (see Note 2E)	(16,207)	0	0

Net expenses	7,396,218	2,946,486	11,955,796

Net investment income	4,016,232	15,092,027	75,354,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (b)	36,005,192	(741,807)	(1,496,063)

Forward currency exchange contracts	(1,343,230)	0	0

Futures	(30,582)	0	0

Swaps	0	(161,314)	(2,644,604)

Foreign currency transactions	(785,620)	0	0

Net realized gain (loss) on investment and foreign currency transactions	33,845,760	(903,121)	(4,140,667)

Net change in unrealized appreciation (depreciation) of:

Investments (c)	(60,640,498)	(19,952,907)	(93,914,250)

Forward currency exchange contracts	173,974	0	0

Swaps	0	120,878	4,411,453

Foreign currency denominated assets and liabilities	35,418	0	0

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(60,431,106)	(19,832,029)	(89,502,797)

Net realized and unrealized loss on investment and foreign currency transactions	(26,585,346)	(20,735,150)	(93,643,464)

Contributions from affiliates (see Note 2A)	6,127	0	0

Net decrease in net assets resulting from operations	$(22,562,987)	$(5,643,123)	$(18,288,673)

(a) Net of foreign withholding taxes of $1,567,769, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio, respectively.

(b) Net of foreign realized capital gains taxes of $1,166,392, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, respectively.

(c) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $5,752,596, $0 and $0 for the Emerging Markets Portfolio, California Municipal Portfolio, Diversified Municipal Portfolio, respectively.

See Notes to Financial Statements.

78	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO	INTERMEDIATE DURATION PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$21,317,051	$95,914,075

Total income	21,317,051	95,914,075

Expenses:

Management fee (see Note 2A)	2,683,947	8,745,251

Shareholder servicing fee (see Note 2B)	586,403	2,029,468

Custody and accounting fees	75,147	119,987

Transfer Agent fee—Non-Retail Class	17,451	100,821

Transfer Agent fee—Class A	15,872	2,904

Transfer Agent fee—Class C	485	0

Transfer Agent fee—Advisor Class	11,158	6,248

Transfer Agent fee—Class Z	0	2

Distribution fees—Class A	90,651	740

Distribution fees—Class C	10,478	0

Directors’ fees and expenses	31,738	111,004

Legal fees	36,028	98,249

Auditing and tax fees	23,480	80,866

Registration fees	32,908	44,912

Printing fees	18,344	17,318

Miscellaneous	30,017	59,789

Total expenses	3,664,107	11,417,559

Less: expenses waived and reimbursed by the Adviser (see Note 2A)	0	(1,352,471)

Net expenses	3,664,107	10,065,088

Net investment income	17,652,944	85,848,987

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	(897,398)	(43,238,858)

Forward currency exchange contracts	0	9,682

Futures	0	(18,485,708)

Swaps	(568,442)	592,952

Foreign currency transactions	0	675,213

Net realized loss on investment transactions	(1,465,840)	(60,446,719)

Net change in unrealized appreciation (depreciation) of:

Investments (a)	(23,696,883)	(52,253,312)

Forward currency exchange contracts	0	(132,650)

Futures	0	8,008,627

Swaps	1,660,539	(103,672)

Foreign currency denominated assets and liabilities	0	(4,435)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(22,036,344)	(44,485,442)

Net realized and unrealized loss on investment transactions	(23,502,184)	(104,932,161)

Net decrease in net assets resulting from operations	$(5,849,240)	$(19,083,174)

(a) Net of increase in accrued foreign capital gains taxes on unrealized gains of $0 and $44,795 for New York Municipal Portfolio and Intermediate Duration Portfolio, respectively.

See Notes to Financial Statements.

2025 Semi-Annual Report	79

Statement of Changes in Net Assets

	EMERGING MARKETS PORTFOLIO		CALIFORNIA MUNICIPAL PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$4,016,232	$18,335,396	$15,092,027	$28,458,557

Net realized gain (loss) on investment and foreign currency transactions	33,845,760	28,372,186	(903,121)	2,598,358

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(60,431,106)	180,765,976	(19,832,029)	47,362,016

Contributions from affiliates (see Note 2A)	6,127	0	0	0

Net increase (decrease) in net assets resulting from operations	(22,562,987)	227,473,558	(5,643,123)	78,418,931

Distributions to shareholders (a)	(23,235,252)	(18,118,606)	(15,208,564)	(28,900,123)

Capital-share transactions:

Net proceeds from sales of shares	53,763,234	99,207,219	150,542,670	437,234,295

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	18,038,595	14,277,763	10,920,460	20,964,991

Total proceeds from shares sold	71,801,829	113,484,982	161,463,130	458,199,286

Cost of shares redeemed	(112,563,687)	(168,720,338)	(121,766,016)	(462,131,586)

Net increase (decrease) in net assets from capital-share transactions	(40,761,858)	(55,235,356)	39,697,114	(3,932,300)

Net increase (decrease) in net assets	(86,560,097)	154,119,596	18,845,427	45,586,508

NET ASSETS:

Beginning of period	1,201,372,932	1,047,253,336	1,030,808,218	985,221,710

End of period	$1,114,812,835	$1,201,372,932	$1,049,653,645	$1,030,808,218

(a) See page 83 for share class information on dividend distributions for the Emerging Markets and California Municipal Portfolios.

See Notes to Financial Statements.

80	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO		NEW YORK MUNICIPAL PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$75,354,791	$149,477,888	$17,652,944	$36,219,704

Net realized gain (loss) on investment transactions	(4,140,667)	(16,441,159)	(1,465,840)	171,268

Net change in unrealized appreciation (depreciation) of investments	(89,502,797)	257,894,056	(22,036,344)	64,095,176

Net increase (decrease) in net assets resulting from operations	(18,288,673)	390,930,785	(5,849,240)	100,486,148

Distributions to shareholders (a)	(75,209,552)	(147,262,808)	(17,566,547)	(35,745,295)

Capital-share transactions:

Net proceeds from sales of shares	483,065,877	1,627,801,762	113,415,031	496,131,077

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	52,909,478	105,817,259	12,936,056	26,895,400

Total proceeds from shares sold	535,975,355	1,733,619,021	126,351,087	523,026,477

Cost of shares redeemed	(697,690,720)	(1,878,336,352)	(173,031,744)	(584,998,456)

Net decrease in net assets from capital-share transactions	(161,715,365)	(144,717,331)	(46,680,657)	(61,971,979)

Net increase (decrease) in net assets	(255,213,590)	98,950,646	(70,096,444)	2,768,874

NET ASSETS:

Beginning of period	5,044,305,341	4,945,354,695	1,344,050,792	1,341,281,918

End of period	$4,789,091,751	$5,044,305,341	$1,273,954,348	$1,344,050,792

(a) See page 83 for share class information on dividend distributions for the Diversified Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

2025 Semi-Annual Report	81

Statement of Changes in Net Assets (continued)

	INTERMEDIATE DURATION PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$85,848,987	$157,290,400

Net realized loss on investment and foreign currency transactions	(60,446,719)	(35,726,580)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities and other assets and liabilities	(44,485,442)	298,693,810

Net increase (decrease) in net assets resulting from operations	(19,083,174)	420,257,630

Distributions to shareholders (a)	(85,633,226)	(157,150,760)

Capital-share transactions:

Net proceeds from sales of shares	401,831,490	974,336,981

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	63,240,494	116,531,402

Total proceeds from shares sold	465,071,984	1,090,868,383

Cost of shares redeemed	(360,564,552)	(471,654,569)

Net increase in net assets from capital-share transactions	104,507,432	619,213,814

Net increase (decrease) in net assets	(208,968)	882,320,684

NET ASSETS:

Beginning of period	4,155,103,491	3,272,782,807

End of period	$4,154,894,523	$4,155,103,491

(a) See page 83 for share class information on dividend distributions for the Intermediate Duration Portfolio.

See Notes to Financial Statements.

82	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Emerging Markets Class	$(21,366,488)	$(16,217,175)

Class Z	(1,868,764)	(1,901,431)

	$(23,235,252)	$(18,118,606)

	CALIFORNIA MUNICIPAL PORTFOLIO		DIVERSIFIED MUNICIPAL PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Municipal Class	$(12,551,948)	$(24,325,394)	$(58,358,623)	$(113,727,803)

Class A	(695,446)	(1,234,267)	(2,662,925)	(5,661,410)

Class C	(18,980)	(49,162)	(93,784)	(200,681)

Advisor Class	(1,942,190)	(3,291,300)	(7,540,701)	(14,600,972)

Class Z	0	0	(6,553,519)	(13,071,942)

	$(15,208,564)	$(28,900,123)	$(75,209,552)	$(147,262,808)

	NEW YORK MUNICIPAL PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Municipal Class	$(15,929,417)	$(32,190,707)

Class A	(912,874)	(1,922,062)

Class C	(18,449)	(45,728)

Advisor Class	(705,807)	(1,586,798)

	$(17,566,547)	$(35,745,295)

	INTERMEDIATE DURATION PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Intermediate Duration Portfolio	$(85,591,658)	$(157,101,198)

Class A	(11,496)	(20,530)

Advisor Class	(29,895)	(28,675)

Class Z	(177)	(357)

	$(85,633,226)	$(157,150,760)

See Notes to Financial Statements.

2025 Semi-Annual Report	83

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	EMERGING MARKETS PORTFOLIO EMERGING MARKETS CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$29.12		$24.14	$21.77	$33.43	$27.17	$26.03

Income from investment operations:

Net investment income (a)(b)	.10		.43	.31	.38	.50	.32

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.66)		4.97	2.37	(9.10)	6.32	1.26

Contributions from affiliates	.00	(c)	0	0	0	0	.00 (c)

Total from investment operations	(.56)		5.40	2.68	(8.72)	6.82	1.58

Less: dividends and distributions

Dividends from net investment income	(.56)		(.42)	(.31)	(.66)	(.56)	(.44)

Distributions from net realized gain on investment transactions	0		0	0	(2.28)	0	0

Total dividends and distributions	(.56)		(.42)	(.31)	(2.94)	(.56)	(.44)

Net asset value, end of period	$28.00		$29.12	$24.14	$21.77	$33.43	$27.17

Total return

Total investment return based on net asset value (d)(e)	(1.90)%		22.73%	12.33%	(28.60)%	25.20%	6.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,049,043		$1,113,924	$951,154	$871,486	$1,225,396	$1,056,249

Average net assets (000 omitted)	$1,079,667		$1,019,393	$978,225	$1,120,511	$1,252,078	$1,085,654

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.30%	(f)	1.30%	1.30%	1.28%	1.28%	1.29%

Expenses, before waivers/reimbursements	1.30%	(f)	1.30%	1.30%	1.29%	1.28%	1.30%

Net investment income (b)	.69%	(f)	1.65%	1.28%	1.34%	1.50%	1.22%

Portfolio turnover rate	37%		74%	58%	57%	68%	85%

See Footnote Summary on page 102.

See Notes to Financial Statements.

84	Sanford C. Bernstein Fund, Inc.

	EMERGING MARKETS PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$29.16		$24.18	$21.81	$33.50	$27.22	$26.08

Income from investment operations:

Net investment income (a)(b)	.11		.45	.30	.45	.59	.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.64)		5.01	2.45	(9.11)	6.32	1.26

Contributions from affiliates	.00	(c)	0	0	0	0	.00 (c)

Total from investment operations	(.53)		5.46	2.75	(8.66)	6.91	1.65

Less: dividends and distributions

Dividends from net investment income	(.63)		(.48)	(.38)	(.75)	(.63)	(.51)

Distributions from net realized gain on investment transactions	0		0	0	(2.28)	0	0

Total dividends and distributions	(.63)		(.48)	(.38)	(3.03)	(.63)	(.51)

Net asset value, end of period	$28.00		$29.16	$24.18	$21.81	$33.50	$27.22

Total return

Total investment return based on net asset value (d)(e)	(1.77)%		22.96%	12.60%	(28.43)%	25.56%	6.33%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$65,770		$87,449	$96,099	$152,537	$219,793	$181,910

Average net assets (000 omitted)	$79,810		$88,517	$137,783	$198,222	$220,989	$178,143

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.05%	(f)	1.08%	1.04%	1.03%	1.03%	1.04%

Expenses, before waivers/reimbursements	1.05%	(f)	1.09%	1.05%	1.04%	1.03%	1.04%

Net investment income (b)	.81%	(f)	1.74%	1.24%	1.57%	1.76%	1.50%

Portfolio turnover rate	37%		74%	58%	57%	68%	85%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	85

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	CALIFORNIA MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.04		$13.36		$13.28	$14.60	$14.52	$14.44

Income from investment operations:

Net investment income (a)	.20		.39	(b)	.33	.25	.24	.29

Net realized and unrealized gain (loss) on investment transactions	(.28)		.68		.10	(1.33)	.08	.08

Total from investment operations	(.08)		1.07		.43	(1.08)	.32	.37

Less: dividends

Dividends from net investment income	(.20)		(.39)		(.35)	(.24)	(.24)	(.29)

Net asset value, end of period	$13.76		$14.04		$13.36	$13.28	$14.60	$14.52

Total return

Total investment return based on net asset value (d)	(.55)%		8.12%		3.23%	(7.46)%	2.21%	2.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$854,340		$860,634		$831,102	$938,638	$1,228,752	$1,243,747

Average net assets (000 omitted)	$860,107		$853,205		$903,282	$1,116,698	$1,252,402	$1,222,654

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.57%	(f)	.57%		.57%	.55%	.54%	.55%

Expenses, before waivers/reimbursements	.57%	(f)	.57%		.57%	.55%	.54%	.55%

Net investment income	2.90%	(f)	2.81%	(b)	2.44%	1.76%	1.66%	1.98%

Portfolio turnover rate	12%		39%		31%	23%	27%	16%

See Footnote Summary on page 102.

See Notes to Financial Statements.

86	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO CLASS A

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.04		$13.36		$13.28	$14.60	$14.52	$14.44

Income from investment operations:

Net investment income (a)	.19		.36	(b)	.31	.22	.22	.26

Net realized and unrealized gain (loss) on investment transactions	(.27)		.69		.09	(1.33)	.07	.08

Total from investment operations	(.08)		1.05		.40	(1.11)	.29	.34

Less: dividends

Dividends from net investment income	(.19)		(.37)		(.32)	(.21)	(.21)	(.26)

Net asset value, end of period	$13.77		$14.04		$13.36	$13.28	$14.60	$14.52

Total return

Total investment return based on net asset value (d)	(.57)%		7.91%		3.03%	(7.63)%	2.03%	2.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$50,436		$47,615		$43,223	$57,141	$76,220	$82,318

Average net assets (000 omitted)	$50,745		$46,359		$49,135	$64,530	$83,485	$79,385

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.74%	(f)	.75%		.76%	.73%	.73%	.73%

Expenses, before waivers/reimbursements	.74%	(f)	.75%		.76%	.73%	.73%	.73%

Net investment income	2.73%	(f)	2.63%	(b)	2.24%	1.57%	1.48%	1.79%

Portfolio turnover rate	12%		39%		31%	23%	27%	16%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	87

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	CALIFORNIA MUNICIPAL PORTFOLIO CLASS C

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.04		$13.36		$13.28	$14.59	$14.52	$14.44

Income from investment operations:

Net investment income (a)	.14		.26	(b)	.20	.12	.11	.15

Net realized and unrealized gain (loss) on investment transactions	(.28)		.68		.10	(1.32)	.06	.08

Total from investment operations	(.14)		.94		.30	(1.20)	.17	.23

Less: dividends

Dividends from net investment income	(.14)		(.26)		(.22)	(.11)	(.10)	(.15)

Net asset value, end of period	$13.76		$14.04		$13.36	$13.28	$14.59	$14.52

Total return

Total investment return based on net asset value (d)	(1.01)%		7.11%		2.25%	(8.26)%	1.19%	1.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,724		$2,382		$3,257	$3,652	$4,828	$6,586

Average net assets (000 omitted)	$1,918		$2,575		$3,463	$4,376	$5,934	$9,405

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.49%	(f)	1.50%		1.51%	1.49%	1.48%	1.48%

Expenses, before waivers/reimbursements	1.49%	(f)	1.51%		1.51%	1.49%	1.48%	1.48%

Net investment income	1.96%	(f)	1.87%	(b)	1.50%	.82%	.73%	1.05%

Portfolio turnover rate	12%		39%		31%	23%	27%	16%

See Footnote Summary on page 102.

See Notes to Financial Statements.

88	Sanford C. Bernstein Fund, Inc.

	CALIFORNIA MUNICIPAL PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.04		$13.36		$13.28	$14.60	$14.52	$14.44

Income from investment operations:

Net investment income (a)	.21		.40	(b)	.34	.26	.25	.29

Net realized and unrealized gain (loss) on investment transactions	(.29)		.68		.10	(1.33)	.08	.08

Total from investment operations	(.08)		1.08		.44	(1.07)	.33	.37

Less: dividends

Dividends from net investment income	(.20)		(.40)		(.36)	(.25)	(.25)	(.29)

Net asset value, end of period	$13.76		$14.04		$13.36	$13.28	$14.60	$14.52

Total return

Total investment return based on net asset value (d)	(.52)%		8.19%		3.28%	(7.40)%	2.28%	2.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$143,154		$120,177		$107,640	$102,466	$82,692	$60,140

Average net assets (000 omitted)	$129,956		$112,992		$123,025	$85,505	$70,376	$46,691

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.49%	(f)	.50%		.51%	.48%	.48%	.49%

Expenses, before waivers/reimbursements	.49%	(f)	.50%		.51%	.48%	.48%	.49%

Net investment income	2.98%	(f)	2.88%	((b)	2.50%	1.86%	1.71%	2.03%

Portfolio turnover rate	12%		39%		31%	23%	27%	16%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	89

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.06		$13.39		$13.37	$14.80	$14.67	$14.57

Income from investment operations:

Net investment income (a)	.21		.41	(b)	.35	.28	.28	.33

Net realized and unrealized gain (loss) on investment transactions	(.26)		.67		.03	(1.44)	.13	.10

Total from investment operations	(.05)		1.08		.38	(1.16)	.41	.43

Less: dividends

Dividends from net investment income	(.21)		(.41)		(.36)	(.27)	(.28)	(.33)

Net asset value, end of period	$13.80		$14.06		$13.39	$13.37	$14.80	$14.67

Total return

Total investment return based on net asset value (d)	(.33)%		8.15%		2.80%	(7.89)%	2.79%	2.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$3,699,507		$3,927,063		$3,824,089	$4,296,196	$5,390,502	$5,035,751

Average net assets (000 omitted)	$3,800,023		$3,847,503		$4,105,175	$5,011,517	$5,276,753	$5,013,687

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.49%	(f)	.50%		.50%	.47%	.47%	.47%

Expenses, before waivers/reimbursements	.49%	(f)	.50%		.50%	.47%	.47%	.47%

Net investment income	3.09%	(f)	3.00%	(b)	2.57%	1.96%	1.89%	2.26%

Portfolio turnover rate	9%		43%		24%	15%	22%	20%

See Footnote Summary on page 102.

See Notes to Financial Statements.

90	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS A

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.07		$13.40		$13.38	$14.81	$14.68	$14.58

Income from investment operations:

Net investment income (a)	.20		.39	(b)	.32	.25	.25	.30

Net realized and unrealized gain (loss) on investment transactions	(.26)		.66		.03	(1.43)	.13	.10

Total from investment operations	(.06)		1.05		.35	(1.18)	.38	.40

Less: dividends

Dividends from net investment income	(.20)		(.38)		(.33)	(.25)	(.25)	(.30)

Net asset value, end of period	$13.81		$14.07		$13.40	$13.38	$14.81	$14.68

Total return

Total investment return based on net asset value (d)	(.42)%		7.93%		2.59%	(8.06)%	2.59%	2.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$178,317		$194,550		$215,352	$261,936	$349,953	$271,074

Average net assets (000 omitted)	$184,920		$205,151		$239,010	$303,281	$319,098	$248,192

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.68%	(f)	.69%		.69%	.65%	.66%	.67%

Expenses, before waivers/reimbursements	.68%	(f)	.69%		.69%	.65%	.66%	.67%

Net investment income	2.89%	(f)	2.80%	(b)	2.37%	1.77%	1.69%	2.04%

Portfolio turnover rate	9%		43%		24%	15%	22%	20%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	91

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS C

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.07		$13.40		$13.37	$14.81	$14.68	$14.57

Income from investment operations:

Net investment income (a)	.15		.28	(b)	.22	.15	.14	.19

Net realized and unrealized gain (loss) on investment transactions	(.27)		.67		.04	(1.45)	.13	.11

Total from investment operations	(.12)		.95		.26	(1.30)	.27	.30

Less: dividends

Dividends from net investment income	(.15)		(.28)		(.23)	(.14)	(.14)	(.19)

Net asset value, end of period	$13.80		$14.07		$13.40	$13.37	$14.81	$14.68

Total return

Total investment return based on net asset value (d)	(.87)%		7.13%		1.90%	(8.81)%	1.82%	2.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8,061		$9,618		$10,185	$13,576	$18,542	$34,743

Average net assets (000 omitted)	$8,805		$9,982		$12,234	$15,772	$28,338	$39,529

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.43%	(f)	1.44%		1.44%	1.40%	1.41%	1.43%

Expenses, before waivers/reimbursements	1.43%	(f)	1.44%		1.44%	1.40%	1.41%	1.43%

Net investment income	2.14%	(f)	2.05%	(b)	1.62%	1.02%	.96%	1.30%

Portfolio turnover rate	9%		43%		24%	15%	22%	20%

See Footnote Summary on page 102.

See Notes to Financial Statements.

92	Sanford C. Bernstein Fund, Inc.

	DIVERSIFIED MUNICIPAL PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.05		$13.38		$13.36	$14.79	$14.66	$14.55

Income from investment operations

Net investment income (a)	.22		.42	(b)	.36	.29	.29	.33

Net realized and unrealized gain (loss) on investment transactions	(.27)		.67		.02	(1.44)	.13	.11

Total from investment operations	(.05)		1.09		.38	(1.15)	.42	.44

Less: dividends

Dividends from net investment income	(.21)		(.42)		(.36)	(.28)	(.29)	(.33)

Net asset value, end of period	$13.79		$14.05		$13.38	$13.36	$14.79	$14.66

Total return

Total investment return based on net asset value (d)	(.30)%		8.22%		2.85%	(7.84)%	2.85%	3.11%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$460,933		$494,733		$445,885	$477,015	$456,386	$377,082

Average net assets (000 omitted)	$481,510		$483,738		$453,119	$467,739	$419,891	$332,267

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.43%	(f)	.44%		.44%	.40%	.41%	.43%

Expenses, before waivers/reimbursements	.43%	(f)	.44%		.44%	.40%	.41%	.43%

Net investment income	3.15%	(f)	3.06%	(b)	2.62%	2.04%	1.94%	2.29%

Portfolio turnover rate	9%		43%		24%	15%	22%	20%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	93

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	DIVERSIFIED MUNICIPAL PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.07		$13.40		$13.38	$14.81	$14.68	$14.58

Income from investment operations

Net investment income (a)	.22		.43	(b)	.36	.29	.29	.34

Net realized and unrealized gain (loss) on investment transactions	(.26)		.66		.03	(1.44)	.13	.10

Total from investment operations	(.04)		1.09		.39	(1.15)	.42	.44

Less: dividends

Dividends from net investment income	(.22)		(.42)		(.37)	(.28)	(.29)	(.34)

Net asset value, end of period	$13.81		$14.07		$13.40	$13.38	$14.81	$14.68

Total return

Total investment return based on net asset value (d)	(.29)%		8.23%		2.88%	(7.81)%	2.87%	3.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$442,274		$418,341		$449,844	$470,829	$505,365	$509,910

Average net assets (000 omitted)	$415,763		$430,653		$459,325	$500,681	$485,522	$590,892

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.41%	(f)	.41%		.41%	.39%	.38%	.39%

Expenses, before waivers/reimbursements	.41%	(f)	.41%		.41%	.39%	.38%	.39%

Net investment income	3.17%	(f)	3.08%	(b)	2.65%	2.05%	1.97%	2.34%

Portfolio turnover rate	9%		43%		24%	15%	22%	20%

See Footnote Summary on page 102.

See Notes to Financial Statements.

94	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO MUNICIPAL CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.60		$12.96		$12.88		$14.25	$14.04	$14.18

Income from investment operations:

Net investment income (a)	.18		.36	(b)	.31		.26	.27	.30

Net realized and unrealized gain (loss) on investment transactions	(.24)		.64		.08		(1.37)	.20	(.13)

Contributions from affiliates	0		0		.00	(c)	0	0	0

Total from investment operations	(.06)		1.00		.39		(1.11)	.47	.17

Less: dividends

Dividends from net investment income	(.18)		(.36)		(.31)		(.26)	(.26)	(.31)

Net asset value, end of period	$13.36		$13.60		$12.96		$12.88	$14.25	$14.04

Total return

Total investment return based on net asset value (d)	(.50)%		7.75%		3.07%		(7.89)%	3.38%	1.22%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,150,563		$1,211,803		$1,195,461		$1,277,132	$1,606,925	$1,585,884

Average net assets (000 omitted)	$1,176,027		$1,212,475		$1,258,015		$1,497,091	$1,623,786	$1,599,889

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.55%	(f)	.55%		.56%		.54%	.53%	.54%

Expenses, before waivers/reimbursements	.55%	(f)	.55%		.56%		.54%	.53%	.54%

Net investment income	2.73%	(f)	2.69%	(b)	2.35%		1.90%	1.86%	2.17%

Portfolio turnover rate	11%		33%		20%		14%	18%	18%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	95

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO CLASS A

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.59		$12.95		$12.88		$14.25	$14.03	$14.17

Income from investment operations:

Net investment income (a)	.17		.33	(b)	.28		.23	.24	.28

Net realized and unrealized gain (loss) on investment transactions	(.24)		.64		.08		(1.37)	.22	(.14)

Contributions from affiliates	0		0		.00	(c)	0	0	0

Total from investment operations	(.07)		.97		.36		(1.14)	.46	.14

Less: dividends

Dividends from net investment income	(.17)		(.33)		(.29)		(.23)	(.24)	(.28)

Net asset value, end of period	$13.35		$13.59		$12.95		$12.88	$14.25	$14.03

Total return

Total investment return based on net asset value (d)	(.52)%		7.54%		2.78%		(8.07)%	3.26%	1.03%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$70,589		$75,966		$79,542		$96,286	$116,552	$117,874

Average net assets (000 omitted)	$72,720		$78,331		$89,695		$105,328	$117,041	$119,315

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75%	(f)	.74%		.76%		.73%	.73%	.72%

Expenses, before waivers/reimbursements	.75%	(f)	.75%		.76%		.73%	.73%	.72%

Net investment income	2.53%	(f)	2.50%	(b)	2.14%		1.71%	1.67%	1.98%

Portfolio turnover rate	11%		33%		20%		14%	18%	18%

See Footnote Summary on page 102.

See Notes to Financial Statements.

96	Sanford C. Bernstein Fund, Inc.

	NEW YORK MUNICIPAL PORTFOLIO CLASS C

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.59		$12.95		$12.88		$14.25	$14.03	$14.17

Income from investment operations:

Net investment income (a)	.12		.23	(b)	.18		.13	.13	.17

Net realized and unrealized gain (loss) on investment transactions	(.24)		.64		.08		(1.37)	.22	(.13)

Contributions from affiliates	0		0		.00	(c)	0	0	0

Total from investment operations	(.12)		.87		.26		(1.24)	.35	.04

Less: dividends

Dividends from net investment income	(.12)		(.23)		(.19)		(.13)	(.13)	(.18)

Net asset value, end of period	$13.35		$13.59		$12.95		$12.88	$14.25	$14.03

Total return

Total investment return based on net asset value (d)	(.90)%		6.73%		2.01%		(8.76)%	2.47%	.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,896		$2,363		$3,597		$5,515	$8,982	$19,813

Average net assets (000 omitted)	$2,101		$2,696		$4,655		$7,393	$15,076	$23,921

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.51%	(f)	1.50%		1.51%		1.48%	1.48%	1.48%

Expenses, before waivers/reimbursements	1.51%	(f)	1.50%		1.51%		1.48%	1.48%	1.48%

Net investment income	1.77%	(f)	1.74%	(b)	1.38%		.95%	.93%	1.23%

Portfolio turnover rate	11%		33%		20%		14%	18%	18%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	97

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	NEW YORK MUNICIPAL PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$13.59		$12.95		$12.88	$14.24	$14.03	$14.17

Income from investment operations:

Net investment income (a)	.19		.37	(b)	.32	.27	.27	.31

Net realized and unrealized gain (loss) on investment transactions	(.25)		.63		.07	(1.36)	.21	(.13)

Contributions from affiliates	0		0		.00 (c)	0	0	0

Total from investment operations	(.06)		1.00		.39	(1.09)	.48	.18

Less: dividends

Dividends from net investment income	(.18)		(.36)		(.32)	(.27)	(.27)	(.32)

Net asset value, end of period	$13.35		$13.59		$12.95	$12.88	$14.24	$14.03

Total return

Total investment return based on net asset value (d)	(.40)%		7.81%		3.04%	(7.77)%	3.44%	1.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$50,906		$53,919		$62,682	$61,511	$67,388	$64,546

Average net assets (000 omitted)	$51,189		$58,761		$61,081	$64,326	$62,323	$63,077

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50%	(f)	.49%		.51%	.48%	.48%	.47%

Expenses, before waivers/reimbursements	.50%	(f)	.50%		.51%	.48%	.48%	.47%

Net investment income	2.78%	(f)	2.74%	(b)	2.40%	1.96%	1.91%	2.22%

Portfolio turnover rate	11%		33%		20%	14%	18%	18%

See Footnote Summary on page 102.

See Notes to Financial Statements.

98	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO INTERMEDIATE DURATION CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.59	$10.79		$11.13	$13.49	$14.02	$13.54

Income from investment operations:

Net investment income (a)	.24	.47	(b)	.39	.21	.25	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)	.80		(.34)	(2.23)	(.28)	.51

Total from investment operations	(.07)	1.27		.05	(2.02)	(.03)	.86

Less: dividends and distributions

Dividends from net investment income	(.23)	(.47)		(.39)	(.21)	(.26)	(.38)

Distributions from net realized gain on investment transactions	0	0		0	(.13)	(.24)	0

Total dividends and distributions	(.23)	(.47)		(.39)	(.34)	(.50)	(.38)

Net asset value, end of period	$11.29	$11.59		$10.79	$11.13	$13.49	$14.02

Total return

Total investment return based on net asset value (d)	(.43)%	12.04%		.43%	(15.25)%	(.23)%	6.35%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$4,152,338	$4,153,600		$3,271,751	$3,089,962	$3,845,735	$3,696,937

Average net assets (000 omitted)	$4,070,088	$3,705,904		$3,218,725	$3,542,155	$3,818,467	$3,503,078

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50% (f)	.57%		.58%	.56%	.56%	.57%

Expenses, before waivers/reimbursements	.56% (f)	.57%		.58%	.56%	.56%	.57%

Net investment income	4.23% (f)	4.24%	(b)	3.50%	1.65%	1.81%	2.54%

Portfolio turnover rate (g)	98%	195%		187%	122%	123%	72%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	99

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO CLASS A

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.60		$10.80		$11.14	$13.50	$14.03	$13.55

Income from investment operations:

Net investment income (a)	.22	(b)	.44	(b)	.35 (b)	.16 (b)	.18 (b)	.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)		.80		(.34)	(2.22)	(.29)	.52

Total from investment operations	(.09)		1.24		.01	(2.06)	(.11)	.67

Less: dividends and distributions

Dividends from net investment income	(.21)		(.44)		(.35)	(.17)	(.18)	(.19)

Distributions from net realized gain on investment transactions	0		0		0	(.13)	(.24)	0

Total dividends and distributions	(.21)		(.44)		(.35)	(.30)	(.42)	(.19)

Net asset value, end of period	$11.30		$11.60		$10.80	$11.14	$13.50	$14.03

Total return

Total investment return based on net asset value (d)	(.68)%		11.65%		.10%	(15.54)%	(.86)%	5.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$707		$602		$481	$572	$1,741	$693

Average net assets (000 omitted)	$593		$526		$537	$746	$1,438	$170

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.84%	(f)	.90%		.91%	.90%	1.03%	1.82%

Expenses, before waivers/reimbursements	2.15%	(f)	2.53%		6.62%	5.51%	3.95%	1.82%

Net investment income	3.90%	(b)(f)	3.91%	(b)	3.14% (b)	1.26% (b)	1.29% (b)	1.11%

Portfolio turnover rate (g)	98%		195%		187%	122%	123%	72%

See Footnote Summary on page 102.

See Notes to Financial Statements.

100	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO ADVISOR CLASS

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.59		$10.79		$11.13	$13.49	$14.03	$13.55

Income from investment operations:

Net investment income (a)	.23	(b)	.47	(b)	.40 (b)	.20 (b)	.21 (b)	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.30)		.80		(.36)	(2.23)	(.29)	.51

Total from investment operations	(.07)		1.27		.04	(2.03)	(.08)	.71

Less: dividends and distributions

Dividends from net investment income	(.23)		(.47)		(.38)	(.20)	(.22)	(.23)

Distributions from net realized gain on investment transactions	0		0		0	(.13)	(.24)	0

Total dividends and distributions	(.23)		(.47)		(.38)	(.33)	(.46)	(.23)

Net asset value, end of period	$11.29		$11.59		$10.79	$11.13	$13.49	$14.03

Total return

Total investment return based on net asset value (d)	(.56)%		11.94%		.36%	(15.33)%	(.62)%	5.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$1,840		$892		$543	$9	$11	$11

Average net assets (000 omitted)	$1,449		$689		$139	$11	$11	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.57%	(f)	.65%		.66%	.66%	.86%	1.64%

Expenses, before waivers/reimbursements	1.75%	(f)	2.09%		5.32%	5.53%	3.36%	1.64%

Net investment income	4.16%	(b)(f)	4.17%	(b)	3.71% (b)	1.60% (b)	1.51% (b)	1.47%

Portfolio turnover rate (g)	98%		195%		187%	122%	123%	72%

See Footnote Summary on page 102.

See Notes to Financial Statements.

2025 Semi-Annual Report	101

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	INTERMEDIATE DURATION PORTFOLIO CLASS Z

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24		YEAR ENDED 9/30/23		YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.59		$10.79		$11.13		$13.49	$14.03	$13.55

Income from investment operations:

Net investment income (a)	.24	(b)	.47	(b)	.39	(b)	.21 (b)	.24 (b)	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)		.81		(.33)		(2.23)	(.29)	.51

Total from investment operations	(.07)		1.28		.06		(2.02)	(.05)	.82

Less: dividends and distributions

Dividends from net investment income	(.23)		(.48)		(.40)		(.21)	(.25)	(.34)

Distributions from net realized gain on investment transactions	0		0		0		(.13)	(.24)	0

Total dividends and distributions	(.23)		(.48)		(.40)		(.34)	(.49)	(.34)

Net asset value, end of period	$11.29		$11.59		$10.79		$11.13	$13.49	$14.03

Total return

Total investment return based on net asset value (d)	(.52)%		12.05%		.47%	(h)	(15.26)% (h)	(.40)%	6.16%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$8		$9		$8		$8	$10	$10

Average net assets (000 omitted)	$8		$8		$8		$9	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.50%	(f)	.57%		.57%		.57%	.63%	.82%

Expenses, before waivers/reimbursements	.93%	(f)	.83%		3.50%		3.01%	1.87%	.82%

Net investment income	4.21%	(b)(f)	4.23%	(b)	3.50%	(b)	1.69% (b)	1.74% (b)	2.30%

Portfolio turnover rate (g)	98%		195%		187%		122%	123%	72%

(a)	Based on average shares outstanding.
(b)	Net of expenses waived by the Adviser.
(c)	Amount is less than $.005.
(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Emerging Markets Portfolio for the years ended September 30, 2023, September 30, 2022 and September 30, 2020, by 0.01%, 0.07% and 0.32%, respectively.
(f)	Annualized
(g)	The Portfolio accounts for dollar roll transactions as purchases and sales.
(h)	The net asset value and total investment return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total investment return for shareholder transactions may differ from financial statements.

See Notes to Financial Statements.

102	Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

EMERGING MARKETS PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class*, Class A, Class C and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Emerging Markets Portfolio, Fixed Income Municipal Portfolios and Fixed Income Taxable Portfolios (together the “SCB Portfolios”). The financial statements of the Overlay Portfolios are presented in separate financial reports. Class B and Class T shares of the Fixed Income Municipal Portfolios have been authorized but currently are not offered. Class Z shares for California Municipal Portfolio and New York Municipal Portfolio have been authorized but currently are not offered. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolios’ Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the

2025 Semi-Annual Report	103

Notes to Financial Statements (continued)

securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note 1.A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar

104	Sanford C. Bernstein Fund, Inc.

investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2025:

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2		LEVEL 3		TOTAL

Assets:
Common Stocks:

Financials	$140,523,531	$195,342,104		$0	(a)	$335,865,635

Information Technology	3,251,491	220,155,106		0		223,406,597

Consumer Discretionary	16,715,741	180,941,707		0		197,657,448

Communication Services	10,702,052	94,055,611		0		104,757,663

Industrials	15,775,861	40,725,113		0	(a)	56,500,974

Real Estate	2,555,920	42,753,072		0		45,308,992

Utilities	18,210,704	20,524,858		0		38,735,562

Consumer Staples	13,254,243	13,611,769		0		26,866,012

Materials	2,129,000	21,077,243		0		23,206,243

Energy	9,975,625	5,108,928		0	(a)	15,084,553

Health Care	0	14,879,611		0		14,879,611

Equity Linked Notes	0	12,574,895		0		12,574,895

Short-Term Investments	7,677,597	0		0		7,677,597

Total Investments in Securities	240,771,765	861,750,017	(b)	0	(a)	1,102,521,782

2025 Semi-Annual Report	105

Notes to Financial Statements (continued)

EMERGING MARKETS PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Other Financial Instruments (c):

Assets:

Forward Currency Exchange Contracts	$0	$2,967,866	$0		$2,967,866

Liabilities:

Forward Currency Exchange Contracts	0	(3,228,954)	0		(3,228,954)

Total	$240,771,765	$861,488,929	$0	(a)	$1,102,260,694

CALIFORNIA MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$937,239,914	$0		$937,239,914

Short-Term Municipal Notes	0	102,956,997	0		102,956,997

Commercial Mortgage-Backed Securities	0	4,939,280	0		4,939,280

Asset-Backed Securities	0	849,472	0		849,472

Collateralized Mortgage Obligations	0	97,303	0		97,303

Total Investments in Securities	0	1,046,082,966	0		1,046,082,966

Other Financial Instruments (c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	706,749	0		706,749	(d)

Centrally Cleared Interest Rate Swaps	0	1,848,451	0		1,848,451	(d)

Interest Rate Swaps	0	927,243	0		927,243

Liabilities:

Centrally Cleared Credit Default Swaps	0	(329,772)	0		(329,772	)(d)

Centrally Cleared Inflation (CPI) Swaps	0	(310,658)	0		(310,658	)(d)

Centrally Cleared Interest Rate Swaps	0	(235,307)	0		(235,307	)(d)

Total	$0	$1,048,689,672	$0		$1,048,689,672

DIVERSIFIED MUNICIPAL PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL

Assets:

Long-Term Municipal Bonds	$0	$4,384,177,713	$0		$4,384,177,713

Short-Term Municipal Notes	0	233,911,370	0		233,911,370

Corporates—Investment Grade	0	62,458,443	0		62,458,443

Commercial Mortgage-Backed Securities	0	32,506,256	0		32,506,256

Corporates—Non-Investment Grade	0	6,358,389	0		6,358,389

Asset-Backed Securities	0	4,247,361	0		4,247,361

Collateralized Mortgage Obligations	0	1,152,759	0		1,152,759

Total Investments in Securities	0	4,724,812,291	0		4,724,812,291

Other Financial Instruments (c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	3,377,794	0		3,377,794	(d)

Centrally Cleared Interest Rate Swaps	0	7,989,226	0		7,989,226	(d)

Interest Rate Swaps	0	4,276,015	0		4,276,015

Liabilities:

Centrally Cleared Credit Default Swaps	0	(2,767,959)	0		(2,767,959	)(d)

Centrally Cleared Inflation (CPI) Swaps	0	(1,505,065)	0		(1,505,065	)(d)

Total	$0	$4,736,182,302	$0		$4,736,182,302

106	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO INVESTMENT IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$1,164,515,046	$0	$1,164,515,046

Short-Term Municipal Notes	0	95,918,314	0	95,918,314

Governments—Treasuries	0	2,264,836	0	2,264,836

Asset-Backed Securities	0	849,472	0	849,472

Collateralized Mortgage Obligations	0	721,583	0	721,583

Total Investments in Securities	0	1,264,269,251	0	1,264,269,251

Other Financial Instruments (c):

Assets:

Centrally Cleared Inflation (CPI) Swaps	0	893,720	0	893,720	(d)

Centrally Cleared Interest Rate Swaps	0	1,626,644	0	1,626,644	(d)

Interest Rate Swaps	0	1,270,237	0	1,270,237

Liabilities:

Centrally Cleared Inflation (CPI) Swaps	0	(397,494)	0	(397,494	)(d)

Centrally Cleared Interest Rate Swaps	0	(626,331)	0	(626,331	)(d)

Total	$0	$1,267,036,027	$0	$1,267,036,027

INTERMEDIATE DURATION PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$1,261,101,171	$0	$1,261,101,171

Corporates—Investment Grade	0	1,069,817,190	0	1,069,817,190

Mortgage Pass-Throughs	0	896,424,559	0	896,424,559

Asset-Backed Securities	0	260,353,950	0	260,353,950

Collateralized Mortgage Obligations	0	252,300,461	0	252,300,461

Commercial Mortgage-Backed Securities	0	69,936,764	0	69,936,764

Inflation-Linked Securities	0	62,999,249	0	62,999,249

Corporates—Non-Investment Grade	0	43,359,200	0	43,359,200

Agencies	0	36,495,828	0	36,495,828

Collateralized Loan Obligations	0	35,082,768	0	35,082,768

Local Governments—US Municipal Bonds	0	21,891,373	0	21,891,373

Emerging Markets—Corporate Bonds	0	18,904,127	0	18,904,127

Governments—Sovereign Bonds	0	15,099,869	0	15,099,869

Quasi-Sovereigns	0	13,744,948	0	13,744,948

Emerging Markets—Sovereigns	0	9,044,248	0	9,044,248

Short-Term Investments	0	473,447,233	0	473,447,233

Total Investments in Securities	0	4,540,002,938	0	4,540,002,938

Other Financial Instruments (c):

Assets:

Futures	10,115,496	0	0	10,115,496	(d)

Centrally Cleared Interest Rate Swaps	0	1,915,422	0	1,915,422	(d)

Liabilities:

Futures	(404,201)	0	0	(404,201	)(d)

Forward Currency Exchange Contracts	0	(443,100)	0	(443,100)

Total	$9,711,295	$4,541,475,260	$0	$4,551,186,555

(a)	The Portfolio held securities with zero market value at period end.

2025 Semi-Annual Report	107

Notes to Financial Statements (continued)

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(d)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Emerging Markets Portfolio and Intermediate Duration Portfolio may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2018 through 2022. These filings are subject to various administrative and judicial proceedings within these countries. For the year ended September 30, 2024, the Emerging Markets Portfolio successfully recovered taxes withheld by Poland which are reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

108	Sanford C. Bernstein Fund, Inc.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from (“REIT” real estate investment trust) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Net investment income of each Portfolio except the Emerging Markets Portfolio is intended to be declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Emerging Markets Portfolio will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating

2025 Semi-Annual Report	109

Notes to Financial Statements (continued)

results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee, based on an annual rate, for such services as follows:

ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
PORTFOLIO			FIRST $2.5 BILLION	NEXT $2.5 BILLION	THEREAFTER
Emerging Markets			0.950%	0.900%	0.850%

		FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
California Municipal and New York Municipal		0.425%	0.375%	0.325%	0.275%

	FIRST $1 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	NEXT $2 BILLION	THEREAFTER
Diversified Municipal	0.425%	0.375%	0.325%	0.275%	0.225%

		FIRST $2.5 BILLION	NEXT $2.5 BILLION	NEXT $3 BILLION	THEREAFTER
Intermediate Duration		0.450%	0.400%	0.350%	0.300%

The Adviser has agreed to waive its fees and bear certain expenses of the Intermediate Duration Portfolio to the extent necessary to limit the total other expenses (exclusive of advisory fees, distribution and/or service (Rule 12b-1) fees, extraordinary expenses, interest expense, acquired fund fees and expenses other than the advisory fees of any affiliated funds in which the Portfolio may invest, expenses associated with securities sold short, and brokerage commission and other transaction costs) to 0.22%, 0.22% and 0.13% for Class A, Advisor Class and Class Z shares, respectively. For the six months ended March 31, 2025, such reimbursements/waivers amounted to $11,695. The Expense Caps may not be terminated by the Adviser before January 31, 2026. As of December 2, 2024, the Adviser has voluntarily agreed to waive its management fee of the Intermediate Duration Portfolio by an amount equal to 0.10% of the Portfolio’s daily average net assets. For the six months ended March 31, 2025, such reimbursements/waivers amounted to $1,340,776.

During the six months ended March 31, 2025, the Adviser reimbursed the Emerging Markets Portfolio $6,127 for trading losses incurred due to trade entry errors.

B.	Shareholder Servicing Fee; Transfer Agency Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. The Shareholder Servicing Agreement does not apply to the Retail Classes. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options,

110	Sanford C. Bernstein Fund, Inc.

fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio, except the Emerging Markets Portfolio, to the Adviser for services is 0.10 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month, and the fee paid by the Emerging Markets Portfolio for services is 0.25 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month.

Under a Transfer Agency Agreement between the Fund on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (“ABIS”), the Retail Classes compensate ABIS, a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. For the six months ended March 31, 2025, the compensation retained by ABIS amounted to: Emerging Markets Portfolio, $7,959; California Municipal Portfolio, $8,982; Diversified Municipal Portfolio, $65,661; New York Municipal Portfolio, $8,824; and Intermediate Duration Portfolio $8,998

C.	Distribution Arrangements—the Portfolios Except the Retail Classes

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Distribution Arrangements—the Retail Classes Only

The Retail Classes of the Intermediate Municipal Portfolios and the Fixed Income Taxable Portfolios and Class Z Shares of the Emerging Markets Portfolio have adopted a Distribution Services Agreement (the “Agreement”), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investments, Inc., (the “Retail Distributor”), a wholly owned subsidiary of the Adviser, at an annual rate of up to 0.30 of 1% of the Class A Shares, and 1% of the Class C Shares of the respective average daily net assets attributable to the Retail Classes. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of 0.25 of 1% of Class A shares’ average daily net assets. The Agreement provides that the Retail Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Retail Distributor has advised the Fund, that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

	PORTFOLIO
	CALIFORNIA MUNICIPAL	DIVERSIFIED MUNICIPAL	NEW YORK MUNICIPAL
Class C	$1,340,453	$3,288,485	$2,425,920

There are no distribution and servicing fees on the Advisor Class and Class Z Shares.

While such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Retail Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio’s shares.

E.	Investments in Affiliated Issuers

The Emerging Markets Portfolio may invest in AB Government Money Market Portfolio, which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in AB Government Money Market Portfolio, the

2025 Semi-Annual Report	111

Notes to Financial Statements (continued)

Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended March 31, 2025, such waivers amounted to:

PORTFOLIO	AMOUNT

Emerging Markets	$16,207

A summary of the Portfolios’ transactions in shares of the AB Government Money Market Portfolio for the six months ended March 31, 2025 is as follows:

PORTFOLIO	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)

Emerging Markets	$12,059	$181,452	$185,833	$7,678	$357

F.	Other Transactions with Affiliates

Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. The Intermediate Municipal Portfolio’s Class A shares are sold with a reduced front-end sales charge of up to 3.00% for purchases up to $500,000; purchases of $500,000 or more will not be subject to a sales charge. With respect to purchases of $1,000,000 or more ($500,000 or more with respect to the Intermediate Municipal Portfolios), Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%.

Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically converted to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares ten years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses.

AllianceBernstein Investments, Inc. has advised the Fund, that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C Shares for the six months ended March 31, 2025, as follows:

	FRONT-END SALES CHARGES CLASS A	CONTINGENT DEFERRED SALES CHARGES
PORTFOLIO		CLASS A	CLASS C
California Municipal	$0	$0	$1,000

Diversified Municipal	0	0	2

New York Municipal	0	0	5

Intermediate Duration	5	0	0

G.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who retired prior to their initial anticipated retirement date. These Directors received a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

Emerging Markets Portfolio	$43,171

California Municipal Portfolio	37,026

Diversified Municipal Portfolio	181,280

New York Municipal Portfolio	48,377

Intermediate Duration Portfolio	149,243

112	Sanford C. Bernstein Fund, Inc.

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES
Emerging Markets	$422,531,697	$0	$490,372,218	$0

California Municipal	162,961,901	0	114,469,017	39,808

Diversified Municipal	387,021,206	17,543,268	540,328,145	326,462

New York Municipal	155,093,415	0	132,833,212	0

Intermediate Duration	406,491,499	3,693,004,226	202,178,085	3,807,969,130

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION/ (DEPRECIATION)
PORTFOLIO	APPRECIATION	(DEPRECIATION)

Emerging Markets	$226,012,323	$(49,932,426)	$176,079,897

California Municipal	7,933,172	(30,837,240)	(22,904,068)

Diversified Municipal	44,271,169	(123,269,828)	(78,998,659)

New York Municipal	8,207,371	(36,255,140)	(28,047,769)

Intermediate Duration	54,348,645	(149,363,567)	(95,014,922)

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2025 Semi-Annual Report	113

Notes to Financial Statements (continued)

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2025, the Emerging Markets Portfolio held futures for hedging purposes. Intermediate Duration Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Emerging Markets Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, Emerging Markets Portfolio may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2025, the Emerging Markets Portfolio and Intermediate Duration Portfolio held forward currency exchange contracts for hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities,

114	Sanford C. Bernstein Fund, Inc.

where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended March 31, 2025, the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio held interest rate swaps for hedging purposes. Intermediate Duration Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended March 31, 2025, the California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio held inflation (CPI) swaps for hedging purposes.

2025 Semi-Annual Report	115

Notes to Financial Statements (continued)

Credit Default Swaps:

The Fixed-Income Portfolios may enter into credit default swaps for multiple reasons, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2025, the Diversified Municipal Portfolio and California Municipal Portfolio held credit default swaps for hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

116	Sanford C. Bernstein Fund, Inc.

During the six months ended March 31, 2025, the Portfolios had entered into the following derivatives:

EMERGING MARKETS PORTFOLIO	ASSET DERIVATIVES		LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$2,967,866	Unrealized depreciation on forward currency exchange contracts	$3,228,954

Total		$2,967,866		$3,228,954

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(30,582)	$0

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(1,343,230)	173,974

Total		$(1,373,812)	$173,974

CALIFORNIA MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts	Unrealized appreciation on credit default swap contracts	$4,294

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	2,554,468	*	Payable for variation margin on centrally cleared swaps	$545,965	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	927,243

Total		$3,486,005			$545,965

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2025 Semi-Annual Report	117

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(146,261)	$116,584

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(15,053)	4,294

Total		$(161,314)	$120,878

DIVERSIFIED MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Credit contracts	Unrealized appreciation on credit default swap contracts	$36,091

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	11,359,791	*	Payable for variation margin on centrally cleared swaps	$1,505,065	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	4,276,015

Total		$15,671,897			$1,505,065

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(2,254,818)	$4,283,572

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(389,786)	127,881

Total		$(2,644,604)	$4,411,453

118	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$2,518,191	*	Payable for variation margin on centrally cleared swaps	$1,023,825	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,270,237

Total		$3,788,428			$1,023,825

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(568,442)	$1,660,539

Total		$(568,442)	$1,660,539

INTERMEDIATE DURATION PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$10,115,496	*	Payable for variation margin on futures	$404,201	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	581,839	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	443,100

Total		$10,697,335			$847,301

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2025 Semi-Annual Report	119

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(18,485,708)	$8,008,627

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	9,682	(132,650)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	592,952	(103,672)

Total		$(17,883,074)	$7,772,305

EMERGING MARKETS PORTFOLIO

Futures:

Average notional amount of buy contracts	$3,151,339	(a)

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$234,790,603

Average principal amount of sale contracts	$208,762,396

(a)	Positions were open for one month during the period.

CALIFORNIA MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$12,395,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$97,760,857

Centrally Cleared Inflation Swaps:

Average notional amount	$94,166,667

Credit Default Swaps:

Average notional amount of buy contracts	$6,200,000

DIVERSIFIED MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$57,160,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$334,787,143

Centrally Cleared Inflation Swaps:

Average notional amount	$453,000,000

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$52,040,000

120	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO

Interest Rate Swaps:

Average notional amount	$16,980,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$103,855,714

Centrally Cleared Inflation Swaps:

Average notional amount	$119,750,000

INTERMEDIATE DURATION PORTFOLIO

Futures:

Average notional amount of buy contracts	$818,757,263

Average notional amount of sale contracts	$29,773,535

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$371,989	(a)

Average principal amount of sale contracts	$16,497,166

Centrally Cleared Interest Rate Swaps:

Average notional amount	$19,060,000

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

EMERGING MARKETS PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$1,826,027	$(1,099,030)	$0	$(726,997)	$0

Barclays Capital, Inc.	150,902	(150,902)	0	0	0

Citibank NA	150,016	(3,879)	0	0	146,137

HSBC Bank USA	217,434	(217,434)	0	0	0

JPMorgan Chase Bank	18,227	(18,227)	0	0	0

Morgan Stanley Capital Services, Inc.	327,100	(327,100)	0	0	0

State Street Bank & Trust Co.	57,095	(57,095)	0	0	0

UBS	221,065	0	0	0	221,065

Total	$2,967,866	$(1,873,667)	$0	$(726,997)	$367,202	^

2025 Semi-Annual Report	121

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$1,099,030	$(1,099,030)	$0	$0	$0

Barclays Capital, Inc.	160,694	(150,902)	0	0	9,792

BNP Paribas SA	63,400	0	0	0	63,400

Citibank NA	3,879	(3,879)	0	0	0

Deutsche Bank AG	188,689	0	0	0	188,689

Goldman Sachs Bank USA	34,007	0	0	0	34,007

HSBC Bank USA	506,865	(217,434)	(289,431)	0	0

JPMorgan Chase Bank	105,300	(18,227)	0	0	87,073

Morgan Stanley Capital Services, Inc.	995,956	(327,100)	0	0	668,856

State Street Bank & Trust Co.	71,134	(57,095)	0	0	14,039

Total	$3,228,954	$(1,873,667)	$(289,431)	$0	$1,065,856	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

CALIFORNIA MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$927,243	$0	$(927,243)	$0	$0

Total	$927,243	$0	$(927,243)	$0	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

SCB DIVERSIFIED MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$4,276,015	$0	$(4,276,015)	$0	$0

Total	$4,276,015	$0	$(4,276,015)	$0	$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

122	Sanford C. Bernstein Fund, Inc.

NEW YORK MUNICIPAL PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Citibank NA	$1,270,237	$0	$(1,210,000)	$0	$60,237

Total	$1,270,237	$0	$(1,210,000)	$0	$60,237	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

INTERMEDIATE DURATION PORTFOLIO
COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Morgan Stanley Capital Services, Inc.	$443,100	$0	$(181,000)	$0	$262,100

Total	$443,100	$0	$(181,000)	$0	$262,100	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

C.	Currency Transactions

The Emerging Markets and Intermediate Duration Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA and Dollar Rolls

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Intermediate Duration Portfolio may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Portfolios of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the difference between

2025 Semi-Annual Report	123

Notes to Financial Statements (continued)

the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended March 31, 2025, Intermediate Duration Portfolio earned drop income of $1,197,611, which is included in interest income in the accompanying statement of operations.

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Emerging Markets

Distributions paid from:

Ordinary income	$18,118,606	$14,810,926

Long-term capital gains	0	0

Total distributions paid	$18,118,606	$14,810,926

California Municipal

Distributions paid from:

Ordinary income	$1,315,430	$2,336,350

Long-term capital gains	0	0

Total taxable distributions	1,315,430	2,336,350

Tax exempt distributions	27,584,693	25,363,627

Total distributions paid	$28,900,123	$27,699,977

Diversified Municipal

Distributions paid from:

Ordinary income	$8,764,865	$9,540,555

Long-term capital gains	0	0

Total taxable distributions	8,764,865	9,540,555

Tax exempt distributions	138,497,943	127,966,366

Total distributions paid	$147,262,808	$137,506,921

New York Municipal

Distributions paid from:

Ordinary income	$1,837,686	$2,608,675

Long-term capital gains	0	0

Total taxable distributions	1,837,686	2,608,675

Tax exempt distributions	33,907,609	31,200,078

Total distributions paid	$35,745,295	$33,808,753

Intermediate Duration

Distributions paid from:

Ordinary income	$157,150,760	$114,225,211

Long-term capital gains	0	0

Total distributions paid	$157,150,760	$114,225,211

124	Sanford C. Bernstein Fund, Inc.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER (LOSSES)(b)	UNREALIZED APPRECIATION (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS (DEFICIT)(d)
Emerging Markets	$22,507,241	$0	$(133,026,388)	$228,466,267	$117,947,120

California Municipal	66,929	0	(8,278,795)	(3,083,312)	(11,295,178)

Diversified Municipal	739,894	0	(80,797,904)	9,525,383	(70,532,627)

New York Municipal	505,563	0	(25,201,238)	(5,994,861)	(30,690,536)

Intermediate Duration	1,883,505	0	(368,745,454)	(53,703,479)	(420,565,428)

(a)	Includes tax exempt income as shown below:

California Municipal	$66,929

Diversified Municipal	$739,894

New York Municipal	$505,563

(b)

As of September 30, 2024, certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 Emerging Markets Portfolio, California Municipal Portfolio, and New York Municipal Portfolio utilized capital loss carryforwards of $22,710,862, $2,230,390, and $1,174,255, respectively. As of September 30, 2024 Intermediate Duration Portfolio deferred $125,649 in straddle losses.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of Puerto Rico bonds, and the realization for tax purposes of gains/losses on certain derivative instruments.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of the accrual of foreign capital gains tax, and dividends payable to shareholders.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2024, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Emerging Markets	$119,611,938	$13,414,450

California Municipal	8,278,795	0

Diversified Municipal	61,487,405	19,310,499

New York Municipal	25,201,238	0

Intermediate Duration	132,815,227	235,804,578

NOTE 5.	Risks Involved in Investing in the Portfolios

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities

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with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolio performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest-rate risk and will decrease in price as interest rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as droughts, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Non-diversification Risk—Concentration of investments in a small number of securities tends to increase risk. The New York Municipal and California Municipal Portfolios are not “diversified”, meaning they can invest more of their assets in a relatively small number of issuers with greater concentration of risk. Matters affecting these issuers can have a more significant effect on the Portfolios’ net asset value.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In

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addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and potential responses to those sanctions, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invest and adversely affect the value of the Portfolios’ assets.

Country Concentration Risk—The Portfolios may not always be diversified among countries or regions and the effect on the share price of the Portfolios of specific risks such as political, regulatory and currency may be magnified due to concentration of the Portfolios’ investments in a particular country or region.

Emerging Markets Securities Risk— The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than the more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Derivatives Risk—The Portfolios may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the other side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related securities. Asset-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting

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Notes to Financial Statements (continued)

in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Management Risk—The Portfolios are subject to management risk because they are actively- managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable, or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could also have an adverse effect on the value or performance of the Portfolios.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. The municipal Portfolios are subject to greater risk because the market for municipal securities is generally smaller and may not be liquid as many other fixed-income markets, which may make municipal securities more difficult to trade or dispose of than other types of securities. Illiquid securities may also be difficult to value. If the Portfolios is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ net asset value (“NAV”), or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios’ investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). The value of the U.S. Dollar has recently appreciated in value against most foreign currencies, which may negatively affect the value of the Portfolios’ foreign investments when converted to U.S. Dollars.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Market Risk—The Portfolios are subject to market risk, which is the risk that securities prices in general or in particular countries or sectors may decline over short or extended periods. Stock or bond prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global

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conflicts; cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolio’s assets. In addition, an increase in tariffs or trade restrictions, or even the threat of such increased tariffs or restrictions, could lead to a significant reduction in international trade, which could have a negative impact on the global economy and a commensurately negative impact on the Portfolio. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolio, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolio invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolio’s investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolio) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolio from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the

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Notes to Financial Statements (continued)

security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources. The prices of securities of small-capitalization companies are more volatile than those of large-capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small-capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.

Allocation Risk—The allocation of investments among investment disciplines may have a significant effect on the Portfolios’ performance when the investment disciplines in which the Portfolios have greater exposure perform worse than the investment disciplines with less exposure. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The Portfolios may allocate a significant portion of its assets to securities of companies in broadly related industries within an economic sector. Companies in the same sector may be similarly affected by economic or market events, making the Portfolios more vulnerable to unfavorable developments in that sector than funds that invest more broadly.

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Active Trading Risk—The Portfolio expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Portfolio’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Portfolio shareholders.

Cybersecurity Risk—Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or cause the Portfolios, the Adviser, and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

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NOTE 6.	Capital-Share Transactions

The Fund has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 8.8 billion shares are allocated to the SCB Portfolios. The allocation is as follows:

	ALLOCATION OF SHARES (IN MILLIONS)
PORTFOLIO	BERNSTEIN CLASS SHARES	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS Z SHARES	CLASS T SHARES	TOTAL
Emerging Markets	200	0	0	0	0	0	300	0	500

California Municipal	200	200	200	200	200	0	200	300	1,500

Diversified Municipal	800	400	400	400	400	0	600	300	3,300

New York Municipal	400	200	200	200	200	0	200	300	1,700

Intermediate Duration	800	300	0	0	300	0	400	0	1,800

Share transactions for each Portfolio for the six months ended March 31, 2025 and the year ended September 30, 2024, were as follows:

	EMERGING MARKETS PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Emerging Markets Class Shares

Shares sold	1,930,612	3,824,924	$53,763,234	$98,689,134

Shares issued to shareholders on reinvestment of dividends	585,227	517,189	16,169,832	12,376,333

Shares redeemed	(3,293,480)	(5,498,037)	(92,352,049)	(142,066,701)

Net decrease	(777,641)	(1,155,924)	$(22,418,983)	$(31,001,234)

Class Z Shares

Shares sold	0	21,268	$0	$518,085

Shares issued to shareholders on reinvestment of dividends	67,684	79,491	1,868,763	1,901,430

Shares redeemed	(717,498)	(1,076,464)	(20,211,638)	(26,653,637)

Net decrease	(649,814)	(975,705)	$(18,342,875)	$(24,234,122)

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Notes to Financial Statements (continued)

	CALIFORNIA MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	7,452,112	26,295,912	$103,473,647	$361,273,562

Shares issued to shareholders on reinvestment of dividends	673,203	1,305,229	9,327,835	18,012,224

Shares redeemed	(7,343,189)	(28,523,916)	(101,833,921)	(391,232,532)

Net increase (decrease)	782,126	(922,775)	$10,967,561	$(11,946,746)

Class A Shares

Shares sold	487,428	1,143,793	$6,776,909	$15,559,375

Shares issued to shareholders on reinvestment of dividends	31,828	62,246	441,182	858,967

Shares converted from Class C	17,854	41,898	248,996	562,475

Shares redeemed	(263,550)	(1,093,079)	(3,644,356)	(14,894,715)

Net increase	273,560	154,858	$3,822,731	$2,086,102

Class C Shares

Shares sold	17,724	40,895	$245,813	$559,911

Shares issued to shareholders on reinvestment of dividends	824	2,312	11,421	31,889

Shares converted to Class A	(17,862)	(41,890)	(248,996)	(562,475)

Shares redeemed	(45,061)	(75,447)	(626,173)	(1,032,840)

Net decrease	(44,375)	(74,130)	$(617,935)	$(1,003,515)

Advisor Class Shares

Shares sold	2,872,054	4,360,075	$39,797,305	$59,278,972

Shares issued to shareholders on reinvestment of dividends	82,281	149,417	1,140,022	2,061,911

Shares redeemed	(1,111,880)	(4,008,555)	(15,412,570)	(54,409,024)

Net increase	1,842,455	500,937	$25,524,757	$6,931,859

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	DIVERSIFIED MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	24,048,380	93,530,001	$334,391,326	$1,289,678,611

Shares issued to shareholders on reinvestment of dividends	2,994,926	5,954,502	41,569,210	82,342,869

Shares redeemed	(38,207,451)	(105,790,706)	(531,015,073)	(1,457,519,582)

Net decrease	(11,164,145)	(6,306,203)	$(155,054,537)	$(85,498,102)

Class A Shares

Shares sold	686,290	1,898,653	$9,535,335	$26,171,257

Shares issued to shareholders on reinvestment of dividends	115,678	254,815	1,606,899	3,525,873

Shares converted from Class C	43,012	85,093	600,991	1,169,052

Shares redeemed	(1,756,910)	(4,483,687)	(24,439,654)	(61,841,524)

Net decrease	(911,930)	(2,245,126)	$(12,696,429)	$(30,975,342)

Class C Shares

Shares sold	28,826	96,779	$401,135	$1,336,338

Shares issued to shareholders on reinvestment of dividends	5,113	11,383	71,015	157,478

Shares converted to Class A	(43,024)	(85,134)	(600,991)	(1,169,052)

Shares redeemed	(90,667)	(99,586)	(1,260,793)	(1,376,462)

Net decrease	(99,752)	(76,558)	$(1,389,634)	$(1,051,698)

Advisor Class Shares

Shares sold	4,783,542	14,944,087	$66,459,037	$205,417,867

Shares issued to shareholders on reinvestment of dividends	330,925	668,732	4,590,265	9,245,694

Shares redeemed	(6,894,264)	(13,726,799)	(95,673,653)	(188,652,985)

Net increase (decrease)	(1,779,797)	1,886,020	$(24,624,351)	$26,010,576

Class Z Shares

Shares sold	5,151,041	7,584,419	$71,678,053	$104,028,637

Shares issued to shareholders on reinvestment of dividends	365,160	762,365	5,072,089	10,545,345

Shares redeemed	(3,215,448)	(12,188,112)	(44,700,556)	(167,776,747)

Net increase (decrease)	2,300,753	(3,841,328)	$32,049,586	$(53,202,765)

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Notes to Financial Statements (continued)

	NEW YORK MUNICIPAL PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Municipal Class Shares

Shares sold	7,541,050	35,241,900	$101,630,008	$469,614,601

Shares issued to shareholders on reinvestment of dividends	883,046	1,825,316	11,879,261	24,433,295

Shares redeemed	(11,404,784)	(40,208,328)	(153,591,676)	(535,750,259)

Net decrease	(2,980,688)	(3,141,112)	$(40,082,407)	$(41,702,363)

Class A Shares

Shares sold	62,257	511,550	$838,650	$6,856,811

Shares issued to shareholders on reinvestment of dividends	43,022	96,636	578,716	1,293,291

Shares converted from Class C	12,943	89,224	174,865	1,179,567

Shares redeemed	(420,281)	(1,250,242)	(5,656,849)	(16,631,590)

Net decrease	(302,059)	(552,832)	$(4,064,618)	$(7,301,921)

Class C Shares

Shares sold	3,811	3,959	$51,318	$53,025

Shares issued to shareholders on reinvestment of dividends	981	2,820	13,193	37,695

Shares converted to Class A	(12,947)	(89,220)	(174,865)	(1,179,567)

Shares redeemed	(23,720)	(21,395)	(318,856)	(284,563)

Net decrease	(31,875)	(103,836)	$(429,210)	$(1,373,410)

Advisor Class Shares

Shares sold	796,865	1,375,768	$10,720,190	$18,427,073

Shares issued to shareholders on reinvestment of dividends	34,560	84,614	464,886	1,131,119

Shares redeemed	(985,790)	(2,333,393)	(13,289,498)	(31,152,477)

Net decrease	(154,365)	(873,011)	$(2,104,422)	$(11,594,285)

134	Sanford C. Bernstein Fund, Inc.

	INTERMEDIATE DURATION PORTFOLIO

	SHARES		AMOUNT

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Intermediate Duration Class Shares

Shares sold	35,695,908	87,071,641	$400,325,432	$973,902,553

Shares issued to shareholders on reinvestment of dividends and distributions	5,647,051	10,412,340	63,229,318	116,513,114

Shares redeemed	(32,061,410)	(42,205,223)	(360,121,391)	(471,579,450)

Net increase	9,281,549	55,278,758	$103,433,359	$618,836,217

Class A Shares

Shares sold	11,746	10,860	$131,797	$121,816

Shares issued to shareholders on reinvestment of dividends and distributions	907	1,628	10,176	18,257

Shares redeemed	(2,041)	(5,005)	(22,739)	(56,228)

Net increase	10,612	7,483	$119,234	$83,845

Advisor Class Shares

Shares sold	123,608	28,314	$1,374,250	$312,412

Shares issued to shareholders on reinvestment of dividends and distributions	90	3	1,000	30

Shares redeemed	(37,670)	(1,654)	(420,319)	(18,786)

Net increase	86,028	26,663	$954,931	$293,656

Class Z Shares

Shares sold	1	18	$11	$200

Shares issued to shareholders on reinvestment of dividends and distributions	0 (a)	0	0 (b)	1

Shares redeemed	(9)	(9)	(103)	(105)

Net increase (decrease)	(8)	9	$(92)	$96

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE 7.	Subsequent Events

At meetings held on May 6-8, 2025 (the “Meeting”), the Board of Directors of the Fund (the “Board”) approved the reorganization of the California Municipal Portfolio and New York Municipal Portfolio (each an “Acquired Portfolio”) into a newly-created exchanged-traded fund (“ETF”)(a “Conversion”), which will be managed by AllianceBernstein L.P. (the “Adviser”). Pursuant to an Agreement and Plan of Acquisition and Termination, each Acquired Portfolio will be converted into an ETF (an “Acquiring Portfolio”), a newly-created series of AB Active ETFs, Inc., with an identical investment objective, identical fundamental investment policies, identical portfolio management team and identical investment strategies as its respective Acquired Portfolio. The closing date of the Conversion is expected to occur on or about October 3, 2025 for the California Municipal Portfolio and on or about November 7, 2025 for the New York

2025 Semi-Annual Report	135

Notes to Financial Statements (continued)

Municipal Portfolio. The Conversion does not require stockholder approval and stockholders are not being asked to vote. An Information Statement/Prospectus addressing the Conversion will be filed with the Securities and Exchange Commission at a later date.

Also at the Meeting, the Adviser recommended, and the Board approved, the following, effective November 7, 2025: (i) a contractual waiver of a portion of the advisory fee paid by the Intermediate Duration Portfolio; and (ii) contractual limits on Intermediate Duration Portfolio operating expenses. In addition, the Board approved: (i) the discontinuance of the offering of Class A and Advisor Class shares of the Intermediate Duration Portfolio to investors effective May 13, 2025; (ii) the liquidation of the assets of the Intermediate Duration Portfolio corresponding to such classes of shares; (iii) the making of a final liquidating distribution to the remaining shareholders of each such class on or about November 7, 2025; and (iv) the redemption of all outstanding shares of each such class in the liquidating distribution or immediately thereafter. The Board also approved changes to the Intermediate Duration Portfolio’s name and principal strategies which will be effective on or about November 7, 2025, when the Intermediate Duration Portfolio’s name will change to “AB Core Bond Portfolio”. A Supplement dated May 9, 2025 to the Intermediate Duration Portfolio’s Prospectus dated January 31, 2025, has been filed with the Securities and Exchange Commission.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

136	Sanford C. Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Sanford C. Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of (i) the Emerging Markets Portfolio, (ii) the New York Municipal, California Municipal, Diversified Municipal, and Intermediate Duration Portfolios (collectively, the “Fixed Income Portfolios”), and (iii) the Overlay A, Tax-Aware Overlay A, Overlay B, and Tax-Aware Overlay B Portfolios (the “Overlay Portfolios” and collectively with the Emerging Markets Portfolio and the Fixed Income Portfolios, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)( the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

2025 Semi-Annual Report	137

Board Consideration of Investment Management Arrangement (continued)

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board noted that (i) the contractual advisory fee of the Emerging Market Portfolio was below the median of the peer group; (ii) the contractual advisory fee of each Fixed Income Portfolio, other than the Intermediate Duration Portfolio, was below the median of the peer group; and (iii) the contractual advisory fee of each Overlay Portfolio, other than the Overlay B Portfolio was above the median of the peer group, and the contractual advisory fee of the Overlay B Portfolio was at the median. With respect to the advisory fees charged to the Intermediate Duration Portfolio, the Directors noted the independent fee consultant’s assessment that the advisory fees were within the range of peers. With respect to the advisory fees charged to the Overlay Portfolios, the Directors noted that the Portfolios are intended to have an impact on a private client’s entire account, rather than just an impact at the Portfolio level. The Board further noted that the total expense ratio for each Portfolio, other than the Overlay A Portfolio, was below the peer group median in the ISS report. The Board noted that the total expense ratio of the Overlay A Portfolio was only slightly above the median.

The Directors also considered information about the reduction in assets under management for the Overlay Portfolios, and the Adviser’s expectation that the assets under management may drop further due to changes in the Bernstein Wealth Management asset allocation models. The Board noted that a further drop in assets could affect the expenses borne by shareholders, but that the Overlay Portfolios were subject to expense caps that would limit the potential impact on expenses.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s implementation of certain fee waivers and/or expense caps for certain Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s

138	Sanford C. Bernstein Fund, Inc.

research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended July 31, 2024 and versus each Portfolio’s benchmark index, for the relevant periods, as well as the most recently available Morningstar rating for those Portfolios with an available rating. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

In evaluating the performance of the Fixed Income Portfolios, the Directors considered whether those Portfolios may have incurred less credit risk or interest rate risk, or both, in relation to their peer groups and benchmark indices. The Directors also noted the Adviser’s explanation that certain Fixed Income Portfolios are designed to maintain higher credit quality and a more conservative approach versus the funds in their relevant peer groups. As a result of a lower risk profile, those Fixed Income Portfolios are generally expected to underperform the peer group during periods when riskier assets have outperformed and likewise are generally expected to outperform the peer group during periods when higher quality assets are in favor.

The Directors noted the complexity of the Overlay Portfolios, in particular the complexity of managing the globally diversified set of asset classes and derivatives in which the Overlay Portfolios can invest as well as the complexity of dynamically allocating assets through the Overlay Portfolios among various asset classes as economic and market conditions change in seeking to provide the desired risk/return trade-off for their investors in light of their overall Bernstein Wealth Management portfolios (and not just their investment in the Overlay Portfolios themselves). In considering the performance of the Overlay Portfolios, the Board reviewed the performance of the Overlay Portfolios’ dynamic asset allocation component and the impact of that component in the recent volatile market environment. The Board further acknowledged the difficulty in selecting relevant peer groups for the Overlay Portfolios because of their unique structure and noted that the Overlay A Portfolio and Tax-Aware Overlay A Portfolio held higher percentages of equities and international equities than the funds in their relevant peer groups.

The Board noted that each of the Portfolios, except the Overlay B Portfolio, had outperformed its benchmark index for the one-year period ending July 31, 2024, and that the Overlay B Portfolio had only slightly underperformed its benchmark index. Where the Portfolios had underperformed their peer groups or benchmark indices for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues

2025 Semi-Annual Report	139

Board Consideration of Investment Management Arrangement (continued)

and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements, and expense caps and waivers applying to select Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
New York Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

California Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

140	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
Diversified Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% in excess of $5 billion up to, but not exceeding $7 billion; 0.225% of assets in excess of $7 billion

Intermediate Duration	0.45% on the first $2.5 billion; 0.40% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.35% in excess of $5 billion up to, but not exceeding $8 billion; 0.30% of assets in excess of $8 billion

Emerging Markets	0.95% of the first $2.5 billion; 0.90% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Tax-Aware Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay B	0.65% of assets.

Tax-Aware Overlay B	0.65% of assets.

2025 Semi-Annual Report	141

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBI-1947-0325

SANFORD C. BERNSTEIN FUND, INC.

Overlay Portfolios

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

SEMI-ANNUAL FINANCIAL STATEMENTS
 AND ADDITIONAL INFORMATION

MARCH 31, 2025

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc., a prospective investor should consider carefully the portfolio’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the portfolios’ prospectus, an additional copy of which may be obtained by visiting our website at www.Bernstein.com and clicking on “Investments”, found in the footer, then “Mutual Fund Information—Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) 212.486.5800.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.AllianceBernstein.com or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

This shareholder report must be preceded or accompanied by the Sanford C. Bernstein Fund, Inc. prospectus for individuals who are not shareholders of the Fund.

The Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

Investment Products Offered: • Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

March 31, 2025 (Unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS–50.7%

Information Technology–12.9%
Communications Equipment–0.1%
Calix, Inc.(a)	2,420	$85,765
F5, Inc.(a)	499	132,869
Lumentum Holdings, Inc.(a)	1,830	114,082

		332,716

Electronic Equipment, Instruments & Components–0.2%
Avnet, Inc.	1,879	90,361
Belden, Inc.	643	64,461
Celestica, Inc.(a)	599	47,207
Coherent Corp.(a)	1,219	79,162
Fabrinet(a)	187	36,934
IPG Photonics Corp.(a)	1,430	90,290
Novanta, Inc.(a)	549	70,201
TD SYNNEX Corp.	1,100	114,356

		592,972

Semiconductors & Semiconductor Equipment–5.1%
Amkor Technology, Inc.	3,430	61,946
Astera Labs, Inc.(a)	791	47,199
Broadcom, Inc.	26,834	4,492,817
FormFactor, Inc.(a)	3,025	85,577
KLA Corp.	2,030	1,379,994
Lattice Semiconductor Corp.(a)	1,487	77,993
MACOM Technology Solutions Holdings, Inc.(a)	936	93,956
NVIDIA Corp.	100,750	10,919,285
NXP Semiconductors NV	9,210	1,750,452
Semtech Corp.(a)	2,013	69,247
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	11,227	1,863,682

		20,842,148

Software–5.3%
ACI Worldwide, Inc.(a)	1,880	102,855
Adobe, Inc.(a)	3,735	1,432,484
Clearwater Analytics Holdings, Inc.–Class A(a)	4,187	112,212
Commvault Systems, Inc.(a)	370	58,371
CyberArk Software Ltd.(a)	339	114,582
Gen Digital, Inc.	2,967	78,744
Gitlab, Inc.–Class A(a)	2,282	107,254
HubSpot, Inc.(a)	1,471	840,368
Klaviyo, Inc.–Class A(a)	2,877	87,058
Microsoft Corp.(b)	37,524	14,086,134
Monday.com Ltd.(a)	396	96,291
Nice Ltd. (Sponsored ADR)(a)	610	94,044
Nutanix, Inc.–Class A(a)	1,715	119,724
Oracle Corp.	24,267	3,392,769

Company	Shares	U.S. $ Value
Procore Technologies, Inc.(a)	1,634	$107,877
SailPoint, Inc.(a)	4,787	89,756
Samsara, Inc.–Class A(a)	2,205	84,518
ServiceNow, Inc.(a)	1,051	836,743

		21,841,784

Technology Hardware, Storage & Peripherals–2.2%
Apple, Inc.(b)	40,450	8,985,159

		52,594,779

Financials–8.2%
Banks–1.9%
Bank of America Corp.	62,874	2,623,732
BankUnited, Inc.	2,519	86,754
Comerica, Inc.	1,819	107,430
First BanCorp/Puerto Rico	6,016	115,327
First Citizens BancShares, Inc./NC–Class A	73	135,351
First Hawaiian, Inc.	4,371	106,827
Independent Bank Corp.	900	56,385
Texas Capital Bancshares, Inc.(a)	1,285	95,990
Webster Financial Corp.	1,928	99,388
Wells Fargo & Co.	57,797	4,149,247
Wintrust Financial Corp.	1,000	112,460
Zions Bancorp NA	1,671	83,316

		7,772,207

Capital Markets–2.4%
Cboe Global Markets, Inc.	660	149,351
Charles Schwab Corp. (The)	51,651	4,043,240
Goldman Sachs Group, Inc. (The)	6,626	3,619,717
Invesco Ltd.	8,686	131,767
Jefferies Financial Group, Inc.	1,668	89,355
PJT Partners, Inc.–Class A	712	98,171
S&P Global, Inc.	2,709	1,376,443
Stifel Financial Corp.	2,061	194,270
TPG, Inc.	1,736	82,338

		9,784,652

Financial Services–2.7%
Fiserv, Inc.(a)	10,573	2,334,835
NCR Atleos Corp.(a)	4,720	124,514
Shift4 Payments, Inc.–Class A(a)	992	81,056
Visa, Inc.–Class A	24,363	8,538,257
Walker & Dunlop, Inc.	1,002	85,531

		11,164,193

Insurance–1.2%
American Financial Group, Inc./OH	1,037	136,200
Hanover Insurance Group, Inc. (The)	897	156,033
Kemper Corp.	850	56,822
Kinsale Capital Group, Inc.	258	125,571
Progressive Corp. (The)	10,696	3,027,075
Ryan Specialty Holdings, Inc.	1,731	127,869
Willis Towers Watson PLC	3,447	1,164,914

		4,794,484

		33,515,536

2025 Semi-Annual Report	1

Schedule of Investments (continued)

Company	Shares	U.S. $ Value

Health Care–6.7%
Biotechnology–1.0%
Akero Therapeutics, Inc.(a)	715	$28,943
Apogee Therapeutics, Inc.(a)	751	28,057
ARS Pharmaceuticals, Inc.(a)	2,404	30,242
Ascendis Pharma A/S (ADR)(a)	250	38,965
Blueprint Medicines Corp.(a)	626	55,407
Bridgebio Pharma, Inc.(a)	1,592	55,036
CG oncology, Inc.(a)	1,157	28,335
Cytokinetics, Inc.(a)	795	31,951
Denali Therapeutics, Inc.(a)	1,841	25,028
Halozyme Therapeutics, Inc.(a)	1,122	71,595
Insmed, Inc.(a)	1,226	93,532
Legend Biotech Corp. (ADR)(a)	968	32,844
Metsera, Inc.(a)	793	21,586
MoonLake Immunotherapeutics(a)	600	23,442
Natera, Inc.(a)	1,216	171,955
Neurocrine Biosciences, Inc.(a)	717	79,300
Newamsterdam Pharma Co. NV(a)	1,432	29,313
Regeneron Pharmaceuticals, Inc.	1,584	1,004,620
Ultragenyx Pharmaceutical, Inc.(a)	944	34,182
Vaxcyte, Inc.(a)	890	33,606
Vertex Pharmaceuticals, Inc.(a)	4,729	2,292,714
Viking Therapeutics, Inc.(a)	858	20,721
Xenon Pharmaceuticals, Inc.(a)	829	27,813

		4,259,187

Health Care Equipment & Supplies–0.8%
AtriCure, Inc.(a)	2,385	76,940
Avantor, Inc.(a)	7,105	115,172
Envista Holdings Corp.(a)	4,450	76,807
Glaukos Corp.(a)	785	77,260
Integer Holdings Corp.(a)	68	8,025
Integra LifeSciences Holdings Corp.(a)	2,630	57,834
Masimo Corp.(a)	592	98,627
Medtronic PLC	32,511	2,921,438

		3,432,103

Health Care Providers & Services–1.9%
BrightSpring Health Services, Inc.(a)	3,438	62,193
Encompass Health Corp.	1,602	162,251
Labcorp Holdings, Inc.	7,893	1,837,017
Pediatrix Medical Group, Inc.(a)	5,555	80,492
PROCEPT BioRobotics Corp.(a)	1,348	78,535
UnitedHealth Group, Inc.	10,523	5,511,421

		7,731,909

Life Sciences Tools & Services–1.5%
ICON PLC(a)	672	117,593
IQVIA Holdings, Inc.(a)	14,018	2,471,374
Repligen Corp.(a)	732	93,140
Thermo Fisher Scientific, Inc.	3,397	1,690,347
Waters Corp.(a)	4,646	1,712,376

		6,084,830

Pharmaceuticals–1.5%
Eli Lilly & Co.	1,863	1,538,670
Merck & Co., Inc.	15,292	1,372,610

Company	Shares	U.S. $ Value
Roche Holding AG (Sponsored ADR)	45,462	$1,870,761
Zoetis, Inc.	7,498	1,234,546

		6,016,587

		27,524,616

Communication Services–5.8%
Diversified Telecommunication Services–0.5%
Comcast Corp.–Class A	58,061	2,142,451

Entertainment–0.7%
Walt Disney Co. (The)	30,289	2,989,524

Interactive Media & Services–3.8%
Alphabet, Inc.–Class C(b)	51,579	8,058,187
Meta Platforms, Inc.–Class A	12,914	7,443,113
Reddit, Inc.–Class A(a)	304	31,890

		15,533,190

Media–0.1%
Criteo SA (Sponsored ADR)(a)	3,416	120,961
Nexstar Media Group, Inc.	652	116,851

		237,812

Wireless Telecommunication Services–0.7%
T-Mobile US, Inc.	11,180	2,981,818

		23,884,795

Industrials–5.0%
Aerospace & Defense–0.1%
Curtiss-Wright Corp.	285	90,422
Moog, Inc.–Class A	586	101,583
Standardaero, Inc.(a)	3,429	91,348

		283,353

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.	1,625	166,400
GXO Logistics, Inc.(a)	2,470	96,527

		262,927

Building Products–0.5%
Armstrong World Industries, Inc.	769	108,337
AZEK Co., Inc. (The)(a)	2,026	99,051
Builders FirstSource, Inc.(a)	440	54,974
Lennox International, Inc.	247	138,525
Otis Worldwide Corp.	14,331	1,478,959

		1,879,846

Commercial Services & Supplies–0.5%
ABM Industries, Inc.	1,884	89,226
MillerKnoll, Inc.	4,687	89,709
Veralto Corp.	19,526	1,902,809

		2,081,744

Construction & Engineering–0.1%
Comfort Systems USA, Inc.	401	129,254
Fluor Corp.(a)	2,710	97,072
Granite Construction, Inc.	1,389	104,731

2	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
MasTec, Inc.(a)	918	$107,140
WillScot Mobile Mini Holdings Corp.	3,655	101,609

		539,806

Electrical Equipment–1.2%
BWX Technologies, Inc.	1,074	105,950
Eaton Corp. PLC	9,697	2,635,936
GE Vernova, Inc.	6,492	1,981,878
Regal Rexnord Corp.	950	108,157

		4,831,921

Ground Transportation–0.7%
ArcBest Corp.	1,485	104,811
CSX Corp.	87,193	2,566,090
Saia, Inc.(a)	250	87,358
XPO, Inc.(a)	1,012	108,871

		2,867,130

Machinery–1.3%
CNH Industrial NV	8,110	99,591
Crane Co.	606	92,827
Deere & Co.	3,554	1,668,070
ITT, Inc.	713	92,091
JBT Marel Corp.	915	111,813
Middleby Corp. (The)(a)	588	89,364
PACCAR, Inc.	20,808	2,026,075
Pentair PLC	12,341	1,079,591

		5,259,422

Marine Transportation–0.0%
Kirby Corp.(a)	869	87,778

Professional Services–0.2%
Booz Allen Hamilton Holding Corp.	4,646	485,879
First Advantage Corp.(a)	714	10,060
FTI Consulting, Inc.(a)	423	69,406
Robert Half, Inc.	2,137	116,573
WNS Holdings Ltd.(a)	1,730	106,378

		788,296

Trading Companies & Distributors–0.3%
Applied Industrial Technologies, Inc.	575	129,570
Core & Main, Inc.–Class A(a)	2,130	102,900
Herc Holdings, Inc.	570	76,534
United Rentals, Inc.	1,708	1,070,404

		1,379,408

		20,261,631

Consumer Discretionary–4.4%
Automobile Components–0.0%
BorgWarner, Inc.	4,635	132,793

Broadline Retail–2.1%
Amazon.com, Inc.(a)	45,235	8,606,411
Ollie’s Bargain Outlet Holdings, Inc.(a)	991	115,313

		8,721,724

Company	Shares	U.S. $ Value
Diversified Consumer Services–0.1%
ADT, Inc.	15,946	$129,801
Duolingo, Inc.(a)	356	110,552

		240,353

Hotels, Restaurants & Leisure–0.6%
Cava Group, Inc.(a)	1,223	105,679
Dine Brands Global, Inc.	1,317	30,647
DraftKings, Inc.–Class A(a)	2,946	97,837
Hyatt Hotels Corp.–Class A	5,382	659,295
Starbucks Corp.	13,181	1,292,924
Viking Holdings Ltd.(a)	2,096	83,316
Wingstop, Inc.	337	76,020

		2,345,718

Household Durables–0.1%
Champion Homes, Inc.(a)	1,118	105,942
SharkNinja, Inc.(a)	956	79,740
Taylor Morrison Home Corp.(a)	763	45,810

		231,492

Leisure Products–0.0%
Brunswick Corp./DE	1,420	76,467

Specialty Retail–1.2%
AutoNation, Inc.(a)	780	126,298
AutoZone, Inc.(a)	440	1,677,623
Bath & Body Works, Inc.	4,287	129,982
Burlington Stores, Inc.(a)	344	81,986
Group 1 Automotive, Inc.	341	130,245
Home Depot, Inc. (The)	7,537	2,762,235
RH(a)	245	57,430

		4,965,799

Textiles, Apparel & Luxury Goods–0.3%
Birkenstock Holding PLC(a)	1,861	85,327
Crocs, Inc.(a)	1,289	136,892
NIKE, Inc.–Class B	15,747	999,619
On Holding AG–Class A(a)	2,172	95,394
Tapestry, Inc.	1,512	106,460

		1,423,692

		18,138,038

Consumer Staples–2.7%
Beverages–0.8%
Celsius Holdings, Inc.(a)	2,670	95,105
Coca-Cola Co. (The)	34,262	2,453,845
Constellation Brands, Inc.–Class A	3,571	655,350

		3,204,300

Consumer Staples Distribution & Retail–1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	1,790	204,239
Costco Wholesale Corp.	1,468	1,388,405
Dollar Tree, Inc.(a)	510	38,286
Walmart, Inc.	45,046	3,954,588

		5,585,518

2025 Semi-Annual Report	3

Schedule of Investments (continued)

	$	$		$

Company		Shares		U.S. $ Value
Food Products–0.0%
Nomad Foods Ltd.			7,516		$147,689

Household Products–0.5%
Procter & Gamble Co. (The)			11,668		1,988,461
WD-40 Co.			390		95,160

					2,083,621

Personal Care Products–0.0%
BellRing Brands, Inc.(a)			1,538		114,519

					11,135,647

Energy–1.5%
Energy Equipment & Services–0.7%
Baker Hughes Co.			65,041		2,858,552
TechnipFMC PLC			1,838		58,246

					2,916,798

Oil, Gas & Consumable Fuels–0.8%
Cameco Corp.			2,848		117,224
EOG Resources, Inc.			22,753		2,917,845
HF Sinclair Corp.			995		32,716
Magnolia Oil & Gas Corp.–Class A			4,770		120,490
Matador Resources Co.			2,316		118,324
Northern Oil & Gas, Inc.			2,960		89,481

					3,396,080

					6,312,878

Materials–1.4%
Chemicals–1.4%
Avient Corp.			3,070		114,081
Corteva, Inc.			26,542		1,670,288
Linde PLC			4,576		2,130,769
LyondellBasell Industries NV–Class A			23,675		1,666,720

					5,581,858

Containers & Packaging–0.0%
Graphic Packaging Holding Co.			5,490		142,520

					5,724,378

Real Estate–1.1%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.			3,420		58,277

Health Care REITs–0.0%
American Healthcare REIT, Inc.			3,200		96,960

Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.			752		68,763

Industrial REITs–0.6%
First Industrial Realty Trust, Inc.			1,742		93,999
Prologis, Inc.			18,253		2,040,503
STAG Industrial, Inc.			2,960		106,915

					2,241,417

	$		$	$

Company			Shares	U.S. $ Value
Office REITs–0.0%
COPT Defense Properties			4,330		$118,079

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)			600		148,746

Residential REITs–0.0%
Independence Realty Trust, Inc.			6,940		147,336

Specialized REITs–0.4%
CubeSmart			1,409		60,178
Digital Realty Trust, Inc.			9,679		1,386,904

					1,447,082

					4,326,660

Utilities–1.0%
Electric Utilities–0.6%
American Electric Power Co., Inc.			16,687		1,823,389
IDACORP, Inc.			1,341		155,851
NRG Energy, Inc.			1,288		122,952
TXNM Energy, Inc.			3,370		180,228

					2,282,420

Multi-Utilities–0.4%
Ameren Corp.			16,001		1,606,500

					3,888,920

Total Common Stocks (cost $113,478,642)					207,307,878

INVESTMENT COMPANIES–32.6%
Funds and Investment Trusts–32.6%(c)(d)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z			3,238,129		29,855,548
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z			1,021,540		12,513,869
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z			5,416,536		73,827,379
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z			969,814		10,541,878
Sanford C. Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z			237,185		6,641,182

Total Investment Companies (cost $105,834,391)					133,379,856

			Notional Amount

PURCHASED OPTIONS—PUTS–3.4%
Options on Equity Indices–3.4%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 7,280; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)		EUR	33,488,000		1,113,336

4	Sanford C. Bernstein Fund, Inc.

Company	Notional Amount		U.S. $ Value
FTSE 100 Index Expiration: Jan 2026; Contracts: 1,710; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)	GBP	12,996,000	$247,160
Nikkei 225 Index Expiration: Dec 2025; Contracts: 90,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	2,790,000,000	633,337
Nikkei 225 Index Expiration: Dec 2025; Contracts: 22,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	682,000,000	154,816
S&P 500 Index Expiration: Feb 2026; Contracts: 62,400; Exercise Price: USD 5,200.00; Counterparty: UBS AG(a)	USD	324,480,000	11,836,566

Total Purchased Options—Puts (premiums paid $8,729,145)			13,985,215

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–16.1%
Investment Companies–16.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(c)(d)(e) (cost $65,867,392)	65,867,392	$65,867,392

Total Investments—102.8% (cost $293,909,570)		420,540,341

Other assets less liabilities—(2.8)%		(11,555,504)

Net Assets—100.0%		$408,984,837

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Australian 10 Yr Bond Futures	75	June 2025	$5,279,653	$(12,333)

Canadian 10 Yr Bond Futures	36	June 2025	3,105,799	(6,824)

Euro Buxl 30 Yr Bond Futures	12	June 2025	1,547,470	(52,154)

Euro STOXX 50 Index Futures	176	June 2025	9,875,121	(473,186)

Euro-BOBL Futures	54	June 2025	6,877,780	(43,660)

Euro-Bund Futures	49	June 2025	6,825,888	(104,228)

FTSE 100 Index Futures	115	June 2025	12,763,517	(185,866)

Long Gilt Futures	95	June 2025	11,251,847	(93,386)

Nikkei 225 (OSE) Futures	14	June 2025	3,328,488	(109,065)

S&P 500 E-Mini Futures	277	June 2025	78,297,512	(151,894)

S&P Mid 400 E-Mini Futures	2	June 2025	587,720	6,508

U.S. T-Note 2 Yr (CBT) Futures	258	June 2025	53,450,344	312,850

U.S. T-Note 10 Yr (CBT) Futures	545	June 2025	60,614,219	776,588

U.S. Ultra Bond (CBT) Futures	127	June 2025	15,525,750	66,225

Sold Contracts

E-Mini Russell 2000 Index Futures	32	June 2025	3,243,360	54,234

Hang Seng Index Futures	1	April 2025	148,828	2,626

Japan 10 Yr Bond (OSE) Futures	4	June 2025	3,690,913	4,917

MSCI Emerging Markets Index Futures	109	June 2025	6,053,860	216,495

MSCI Singapore ETS Index Futures	2	April 2025	58,018	344

OMXS 30 Index Futures	5	April 2025	123,137	9,637

S&P/TSX 60 Index Futures	29	June 2025	6,035,982	(88,915)

SPI 200 Futures	112	June 2025	13,781,443	28,941

TOPIX Index Futures	20	June 2025	3,549,570	164,507

				$322,361

2025 Semi-Annual Report	5

Schedule of Investments (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	10,441	AUD	16,856	04/09/2025	$92,153

Bank of America NA	USD	7,964	AUD	12,537	04/09/2025	(129,571)

Bank of America NA	CAD	21,723	USD	15,268	04/11/2025	165,311

Bank of America NA	SEK	70,394	USD	6,385	04/16/2025	(624,134)

Bank of America NA	USD	4,246	SEK	42,660	04/16/2025	1,236

Bank of America NA	CHF	10,209	USD	11,656	05/09/2025	65,418

Bank of America NA	CHF	6,044	USD	6,792	05/09/2025	(69,538)

Bank of America NA	GBP	12,451	USD	16,090	05/16/2025	8,033

Barclays Capital, Inc.	AUD	1,040	USD	664	04/09/2025	13,522

Barclays Capital, Inc.	AUD	862	USD	539	04/09/2025	(267)

Barclays Capital, Inc.	USD	10,744	NZD	18,455	04/09/2025	(264,436)

Barclays Capital, Inc.	NOK	93,227	USD	8,848	04/16/2025	(13,692)

Barclays Capital, Inc.	SEK	20,732	USD	1,872	04/16/2025	(191,944)

Barclays Capital, Inc.	USD	10,316	JPY	1,508,782	04/24/2025	(232,340)

BNP Paribas SA	JPY	448,154	USD	2,980	04/24/2025	(15,560)

Citibank NA	AUD	6,020	USD	3,778	04/09/2025	16,529

Citibank NA	NZD	4,578	USD	2,621	04/09/2025	21,388

Citibank NA	USD	2,138	AUD	3,448	04/09/2025	16,214

Citibank NA	USD	704	CAD	1,005	04/11/2025	(5,149)

Citibank NA	JPY	183,708	USD	1,233	04/24/2025	5,665

Citibank NA	USD	13,422	JPY	2,020,870	04/24/2025	84,491

Citibank NA	USD	9,440	CHF	8,251	05/09/2025	(72,183)

Citibank NA	USD	10,800	EUR	10,275	05/09/2025	332,865

Deutsche Bank AG	CHF	7,622	USD	8,619	05/09/2025	(34,279)

Deutsche Bank AG	USD	3,068	CHF	2,696	05/09/2025	(6,233)

Goldman Sachs Bank USA	USD	3,854	CAD	5,552	04/11/2025	5,299

HSBC Bank USA	AUD	2,779	USD	1,747	04/09/2025	10,456

HSBC Bank USA	CAD	7,527	USD	5,220	04/11/2025	(12,967)

HSBC Bank USA	USD	639	GBP	495	05/16/2025	(98)

JPMorgan Chase Bank	USD	573	CAD	818	04/11/2025	(4,386)

JPMorgan Chase Bank	USD	548	SEK	5,955	04/16/2025	45,431

JPMorgan Chase Bank	EUR	478	USD	518	05/09/2025	411

Morgan Stanley & Co., Inc.	USD	1,335	CAD	1,941	04/11/2025	14,512

Morgan Stanley & Co., Inc.	SEK	54,250	USD	5,419	04/16/2025	17,556

Morgan Stanley & Co., Inc.	USD	3,841	SEK	40,773	04/16/2025	218,362

Morgan Stanley & Co., Inc.	USD	2,631	EUR	2,429	05/09/2025	943

Morgan Stanley & Co., Inc.	USD	11,955	EUR	10,921	05/09/2025	(121,692)

State Street Bank & Trust Co.	NZD	570	USD	317	04/09/2025	(6,425)

State Street Bank & Trust Co.	USD	332	NZD	570	04/09/2025	(8,107)

State Street Bank & Trust Co.	NOK	4,705	USD	423	04/16/2025	(24,326)

State Street Bank & Trust Co.	JPY	73,018	USD	490	04/24/2025	1,882

UBS	USD	4,711	NOK	53,717	04/16/2025	394,636

						$(305,014)

6	Sanford C. Bernstein Fund, Inc.

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	374	06/20/2025	$13,941

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2025 Semi-Annual Report	7

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay A Portfolio

March 31, 2025 (Unaudited)

	$	$		$

Company		Shares		U.S. $ Value

COMMON STOCKS–57.9%

Information Technology–14.8%
Communications Equipment–0.1%
Calix, Inc.(a)			7,705		$273,065
F5, Inc.(a)			1,580		420,706
Lumentum Holdings, Inc.(a)			5,799		361,510

					1,055,281

Electronic Equipment, Instruments & Components–0.4%
Avnet, Inc.			6,004		288,732
Belden, Inc.			2,026		203,106
CDW Corp./DE			8,235		1,319,741
Celestica, Inc.(a)			1,802		142,016
Coherent Corp.(a)			3,673		238,525
Fabrinet(a)			566		111,791
IPG Photonics Corp.(a)			4,550		287,287
Novanta, Inc.(a)			1,655		211,625
TD SYNNEX Corp.			3,500		363,860

					3,166,683

Semiconductors & Semiconductor Equipment–5.5%
Amkor Technology, Inc.			10,893		196,728
Astera Labs, Inc.(a)			2,382		142,134
Broadcom, Inc.			56,176		9,405,548
FormFactor, Inc.(a)			9,691		274,158
KLA Corp.			4,096		2,784,461
Lattice Semiconductor Corp.(a)			4,478		234,871
MACOM Technology Solutions Holdings, Inc.(a)			2,818		282,871
NVIDIA Corp.			227,322		24,637,158
NXP Semiconductors NV			24,607		4,676,807
Semtech Corp.(a)			6,061		208,498
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)			16,246		2,696,836

					45,540,070

Software–6.2%
ACI Worldwide, Inc.(a)			5,991		327,768
Adobe, Inc.(a)			10,665		4,090,347
Clearwater Analytics Holdings, Inc.–Class A(a)			12,612		338,002
Commvault Systems, Inc.(a)			1,177		185,684
CyberArk Software Ltd.(a)			1,020		344,760
Gen Digital, Inc.			21,752		577,298
Gitlab, Inc.–Class A(a)			6,873		323,031
HubSpot, Inc.(a)			2,046		1,168,859
Klaviyo, Inc.–Class A(a)			8,664		262,173
Microsoft Corp.(b)			86,218		32,365,375
Monday.com Ltd.(a)			1,193		290,090
Nice Ltd. (Sponsored ADR)(a)			1,930		297,548
Nutanix, Inc.–Class A(a)			5,166		360,638
	$	$		$

Company		Shares		U.S. $ Value
Oracle Corp.			56,708		$7,928,345
Procore Technologies, Inc.(a)			4,922		324,950
SailPoint, Inc.(a)			14,416		270,300
Samsara, Inc.–Class A(a)			6,644		254,665
ServiceNow, Inc.(a)			1,344		1,070,012

					50,779,845

Technology Hardware, Storage & Peripherals–2.6%
Apple, Inc.			94,885		21,076,805
Sandisk Corp./DE(a)			5,922		281,946
Western Digital Corp.(a)			6,106		246,866

					21,605,617

					122,147,496

Financials–9.1%
Banks–2.2%
Bank of America Corp.			163,945		6,841,425
BankUnited, Inc.			7,996		275,382
Comerica, Inc.			5,780		341,367
First BanCorp/Puerto Rico			19,268		369,368
First Citizens BancShares, Inc./NC–Class A			231		428,302
First Hawaiian, Inc.			13,910		339,960
Independent Bank Corp.			2,850		178,553
Texas Capital Bancshares, Inc.(a)			4,073		304,253
Webster Financial Corp.			6,130		316,001
Wells Fargo & Co.			115,817		8,314,502
Wintrust Financial Corp.			3,170		356,498
Zions Bancorp NA			5,315		265,006

					18,330,617

Capital Markets–2.3%
Cboe Global Markets, Inc.			2,110		477,472
Charles Schwab Corp. (The)			104,111		8,149,809
Goldman Sachs Group, Inc. (The)			14,225		7,770,975
Invesco Ltd.			27,624		419,056
Jefferies Financial Group, Inc.			5,025		269,189
PJT Partners, Inc.–Class A			2,154		296,994
S&P Global, Inc.			1,780		904,418
Stifel Financial Corp.			6,395		602,793
TPG, Inc.			5,254		249,197

					19,139,903

Financial Services–3.1%
Fiserv, Inc.(a)			16,308		3,601,296
NCR Atleos Corp.(a)			15,005		395,832
Shift4 Payments, Inc.–Class A(a)			2,990		244,313
Visa, Inc.–Class A			60,507		21,205,283
Walker & Dunlop, Inc.			3,179		271,359

					25,718,083

Insurance–1.5%
American Financial Group, Inc./OH			3,299		433,291
Hanover Insurance Group, Inc. (The)			2,850		495,757
Kemper Corp.			2,720		181,832
Kinsale Capital Group, Inc.			777		378,174

8	Sanford C. Bernstein Fund, Inc.

	$	$		$

Company		Shares		U.S. $ Value
Progressive Corp. (The)			29,706		$8,407,095
Ryan Specialty Holdings, Inc.			5,215		385,232
Willis Towers Watson PLC			6,221		2,102,387

					12,383,768

					75,572,371

Health Care–7.5%
Biotechnology–1.3%
Akero Therapeutics, Inc.(a)			2,168		87,761
Apogee Therapeutics, Inc.(a)			2,277		85,069
ARS Pharmaceuticals, Inc.(a)			7,240		91,079
Ascendis Pharma A/S (ADR)(a)			757		117,986
Blueprint Medicines Corp.(a)			1,885		166,841
Bridgebio Pharma, Inc.(a)			4,795		165,763
CG oncology, Inc.(a)			3,484		85,323
Cytokinetics, Inc.(a)			2,409		96,818
Denali Therapeutics, Inc.(a)			5,574		75,778
Halozyme Therapeutics, Inc.(a)			3,399		216,890
Insmed, Inc.(a)			3,694		281,815
Legend Biotech Corp. (ADR)(a)			2,928		99,347
Metsera, Inc.(a)			2,389		65,029
MoonLake Immunotherapeutics(a)			1,821		71,146
Natera, Inc.(a)			3,660		517,561
Neurocrine Biosciences, Inc.(a)			2,170		240,002
Newamsterdam Pharma Co. NV(a)			4,312		88,267
Regeneron Pharmaceuticals, Inc.			2,866		1,817,703
Ultragenyx Pharmaceutical, Inc.(a)			2,861		103,597
Vaxcyte, Inc.(a)			2,695		101,763
Vertex Pharmaceuticals, Inc.(a)			11,982		5,809,113
Viking Therapeutics, Inc.(a)			2,601		62,814
Xenon Pharmaceuticals, Inc.(a)			2,512		84,278

					10,531,743

Health Care Equipment & Supplies–0.9%
AtriCure, Inc.(a)			7,215		232,756
Avantor, Inc.(a)			22,590		366,184
Edwards Lifesciences Corp.(a)			15,647		1,134,095
Envista Holdings Corp.(a)			14,130		243,884
Glaukos Corp.(a)			2,363		232,566
Integer Holdings Corp.(a)			218		25,726
Integra LifeSciences Holdings Corp.(a)			8,485		186,585
Masimo Corp.(a)			1,782		296,881
Medtronic PLC			57,439		5,161,469

					7,880,146

Health Care Providers & Services–2.1%
BrightSpring Health Services, Inc.(a)			10,407		188,263
Encompass Health Corp.			5,100		516,528
Labcorp Holdings, Inc.			16,005		3,725,004
Pediatrix Medical Group, Inc.(a)			17,715		256,690
PROCEPT BioRobotics Corp.(a)			4,060		236,535
UnitedHealth Group, Inc.			24,685		12,928,769

					17,851,789

Life Sciences Tools & Services–1.6%
ICON PLC(a)			2,140		374,479
Illumina, Inc.(a)			1,207		95,763
	$	$		$

Company		Shares		U.S. $ Value
IQVIA Holdings, Inc.(a)			30,175		$5,319,852
Repligen Corp.(a)			2,204		280,437
Thermo Fisher Scientific, Inc.			6,650		3,309,040
Waters Corp.(a)			9,928		3,659,163

					13,038,734

Pharmaceuticals–1.6%
Eli Lilly & Co.			3,164		2,613,179
Johnson & Johnson			6,318		1,047,777
Merck & Co., Inc.			27,165		2,438,331
Roche Holding AG (Sponsored ADR)			100,199		4,123,189
Viatris, Inc.			23,223		202,272
Zoetis, Inc.			15,998		2,634,071

					13,058,819

					62,361,231

Communication Services–6.8%
Diversified Telecommunication Services–0.7%
Comcast Corp.–Class A			157,295		5,804,185

Entertainment–0.7%
Walt Disney Co. (The)			58,511		5,775,036

Interactive Media & Services–4.5%
Alphabet, Inc.–Class C(b)			132,203		20,654,075
Meta Platforms, Inc.–Class A			28,155		16,227,416
Reddit, Inc.–Class A(a)			915		95,983

					36,977,474

Media–0.1%
Criteo SA (Sponsored ADR)(a)			10,862		384,624
Nexstar Media Group, Inc.			2,070		370,985

					755,609

Wireless Telecommunication Services–0.8%
T-Mobile US, Inc.			26,210		6,990,469

					56,302,773

Industrials–5.4%
Aerospace & Defense–0.2%
Curtiss-Wright Corp.			857		271,900
L3Harris Technologies, Inc.			3,095		647,815
Moog, Inc.–Class A			1,766		306,136
Standardaero, Inc.(a)			10,327		275,111

					1,500,962

Air Freight & Logistics–0.1%
CH Robinson Worldwide, Inc.			5,172		529,613
GXO Logistics, Inc.(a)			7,840		306,387

					836,000

Building Products–0.4%
Armstrong World Industries, Inc.			2,317		326,419
AZEK Co., Inc. (The)(a)			6,105		298,474
Builders FirstSource, Inc.(a)			1,397		174,541
Lennox International, Inc.			745		417,818
Otis Worldwide Corp.			22,921		2,365,447

					3,582,699

2025 Semi-Annual Report	9

Schedule of Investments (continued)

Company	Shares	U.S. $ Value
Commercial Services & Supplies–0.5%
ABM Industries, Inc.	5,990	$283,686
MillerKnoll, Inc.	14,980	286,717
Veralto Corp.	36,099	3,517,848

		4,088,251

Construction & Engineering–0.2%
AECOM	4,420	409,866
Comfort Systems USA, Inc.	1,206	388,730
Fluor Corp.(a)	8,657	310,094
Granite Construction, Inc.	4,183	315,398
MasTec, Inc.(a)	2,922	341,027
WillScot Mobile Mini Holdings Corp.	11,676	324,593

		2,089,708

Electrical Equipment–1.4%
BWX Technologies, Inc.	3,234	319,034
Eaton Corp. PLC	19,720	5,360,488
GE Vernova, Inc.	17,050	5,205,024
Regal Rexnord Corp.	3,012	342,916

		11,227,462

Ground Transportation–0.7%
ArcBest Corp.	4,720	333,137
CSX Corp.	159,479	4,693,467
Saia, Inc.(a)	755	263,820
XPO, Inc.(a)	3,048	327,904

		5,618,328

Industrial Conglomerates–0.1%
Honeywell International, Inc.	2,335	494,436

Machinery–1.3%
CNH Industrial NV	25,950	318,666
Crane Co.	1,827	279,860
Deere & Co.	6,389	2,998,677
ITT, Inc.	2,157	278,598
JBT Marel Corp.	2,900	354,380
Middleby Corp. (The)(a)	1,880	285,723
PACCAR, Inc.	41,111	4,002,978
Pentair PLC	21,759	1,903,477

		10,422,359

Marine Transportation–0.0%
Kirby Corp.(a)	2,633	265,960

Professional Services–0.2%
Booz Allen Hamilton Holding Corp.	8,706	910,473
First Advantage Corp.(a)	2,271	31,998
FTI Consulting, Inc.(a)	1,283	210,515
Robert Half, Inc.	6,772	369,413
WNS Holdings Ltd.(a)	5,500	338,195

		1,860,594

Trading Companies & Distributors–0.3%
Applied Industrial Technologies, Inc.	1,743	392,768
Core & Main, Inc.–Class A(a)	6,770	327,059
Herc Holdings, Inc.	1,820	244,371
United Rentals, Inc.	2,250	1,410,075

		2,374,273

		44,361,032

Company	Shares	U.S. $ Value

Consumer Discretionary–5.1%
Automobile Components–0.1%
BorgWarner, Inc.	14,722	$421,785

Broadline Retail–2.2%
Amazon.com, Inc.(a)	92,727	17,642,239
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,986	347,451

		17,989,690

Diversified Consumer Services–0.1%
ADT, Inc.	50,691	412,625
Duolingo, Inc.(a)	1,074	333,520

		746,145

Hotels, Restaurants & Leisure–0.5%
Cava Group, Inc.(a)	3,683	318,248
Dine Brands Global, Inc.	4,166	96,943
DraftKings, Inc.–Class A(a)	8,873	294,672
Hyatt Hotels Corp.–Class A	10,712	1,312,220
Starbucks Corp.	22,008	2,158,765
Viking Holdings Ltd.(a)	6,314	250,981
Wingstop, Inc.	1,015	228,964

		4,660,793

Household Durables–0.1%
Champion Homes, Inc.(a)	3,366	318,962
SharkNinja, Inc.(a)	2,881	240,304
Taylor Morrison Home Corp.(a)	2,422	145,417

		704,683

Leisure Products–0.0%
Brunswick Corp./DE	4,500	242,325

Specialty Retail–1.7%
AutoNation, Inc.(a)	2,493	403,667
AutoZone, Inc.(a)	1,212	4,621,089
Bath & Body Works, Inc.	13,617	412,867
Burlington Stores, Inc.(a)	1,034	246,433
Group 1 Automotive, Inc.	1,091	416,708
Home Depot, Inc. (The)	21,287	7,801,473
RH(a)	739	173,229

		14,075,466

Textiles, Apparel & Luxury Goods–0.4%
Birkenstock Holding PLC(a)	5,632	258,227
Crocs, Inc.(a)	4,091	434,464
NIKE, Inc.–Class B	37,480	2,379,230
On Holding AG–Class A(a)	6,542	287,325
Tapestry, Inc.	4,802	338,109

		3,697,355

		42,538,242

Consumer Staples–3.4%
Beverages–0.7%
Celsius Holdings, Inc.(a)	8,040	286,385
Coca-Cola Co. (The)	62,839	4,500,529
Constellation Brands, Inc.–Class A	5,366	984,769

		5,771,683

10	Sanford C. Bernstein Fund, Inc.

Company	Shares	U.S. $ Value
Consumer Staples Distribution & Retail–2.0%
BJ’s Wholesale Club Holdings, Inc.(a)	5,700	$650,370
Costco Wholesale Corp.	4,812	4,551,093
Dollar Tree, Inc.(a)	1,610	120,863
Walmart, Inc.	127,042	11,153,017

		16,475,343

Food Products–0.1%
Nomad Foods Ltd.	23,903	469,694

Household Products–0.6%
Procter & Gamble Co. (The)	27,931	4,760,001
WD-40 Co.	1,245	303,780

		5,063,781

Personal Care Products–0.0%
BellRing Brands, Inc.(a)	4,633	344,973

		28,125,474

Energy–2.0%
Energy Equipment & Services–0.7%
Baker Hughes Co.	126,029	5,538,975
TechnipFMC PLC	5,567	176,418

		5,715,393

Oil, Gas & Consumable Fuels–1.3%
Cameco Corp.	40,836	1,680,810
Chevron Corp.	11,204	1,874,317
ConocoPhillips	8,503	892,985
EOG Resources, Inc.	41,585	5,332,860
HF Sinclair Corp.	3,161	103,934
Magnolia Oil & Gas Corp.–Class A	15,230	384,710
Matador Resources Co.	7,360	376,022
Northern Oil & Gas, Inc.	9,512	287,548

		10,933,186

		16,648,579

Materials–1.5%
Chemicals–1.4%
Avient Corp.	9,763	362,793
Corteva, Inc.	57,780	3,636,095
Linde PLC	8,717	4,058,984
LyondellBasell Industries NV–Class A	50,764	3,573,786

		11,631,658

Containers & Packaging–0.1%
Graphic Packaging Holding Co.	17,600	456,896

		12,088,554

Real Estate–1.2%
Diversified REITs–0.0%
Broadstone Net Lease, Inc.	11,004	187,508

Health Care REITs–0.0%
American Healthcare REIT, Inc.	10,170	308,151

Company	Shares	U.S. $ Value
Hotel & Resort REITs–0.0%
Ryman Hospitality Properties, Inc.	2,384	$217,993

Industrial REITs–0.6%
First Industrial Realty Trust, Inc.	5,528	298,291
Prologis, Inc.	41,477	4,636,714
STAG Industrial, Inc.	9,420	340,250

		5,275,255

Office REITs–0.1%
COPT Defense Properties	13,840	377,417

Real Estate Management & Development–0.1%
Jones Lang LaSalle, Inc.(a)	1,897	470,285

Residential REITs–0.1%
Independence Realty Trust, Inc.	22,230	471,943

Specialized REITs–0.3%
CubeSmart	4,496	192,024
Digital Realty Trust, Inc.	16,005	2,293,357

		2,485,381

		9,793,933

Utilities–1.1%
Electric Utilities–0.7%
American Electric Power Co., Inc.	43,120	4,711,723
IDACORP, Inc.	4,256	494,632
NRG Energy, Inc.	3,878	370,194
TXNM Energy, Inc.	10,780	576,514

		6,153,063

Multi-Utilities–0.4%
Ameren Corp.	30,368	3,048,947

		9,202,010

Total Common Stocks (cost $221,411,580)		479,141,695

INVESTMENT COMPANIES–36.3%
Funds and Investment Trusts–36.3%(c)(d)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z	6,308,569	58,165,010
Bernstein Fund, Inc.–International Small Cap Portfolio–Class Z	2,643,761	32,386,076
Bernstein Fund, Inc.–International Strategic Equities Portfolio–Class Z	12,766,792	174,011,376
Bernstein Fund, Inc.–Small Cap Core Portfolio–Class Z	1,767,146	19,208,874
Sanford C. Bernstein Fund, Inc.–Emerging Markets Portfolio–Class Z	605,660	16,958,485

Total Investment Companies (cost $236,656,550)		300,729,821

2025 Semi-Annual Report	11

Schedule of Investments (continued)

Company		Notional Amount	U.S. $ Value

PURCHASED OPTIONS—PUTS–3.5%
Options on Equity Indices–3.5%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 14,820; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(a)	EUR	68,172,000	$2,266,434
FTSE 100 Index Expiration: Jan 2026; Contracts: 3,510; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(a)	GBP	26,676,000	507,329
Nikkei 225 Index Expiration: Dec 2025; Contracts: 192,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	5,952,000,000	1,351,119
Nikkei 225 Index Expiration: Dec 2025; Contracts: 47,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(a)	JPY	1,457,000,000	330,743
S&P 500 Index Expiration: Feb 2026; Contracts: 127,100; Exercise Price: USD 5,200.00; Counterparty: UBS AG(a)	USD	660,920,000	24,109,416

Total Purchased Options—Puts (premiums paid $17,834,550)			28,565,041

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–5.5%
Investment Companies–5.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(c)(d)(e) (cost $45,539,363)	45,539,363	$45,539,363

Total Investments—103.2% (cost $521,442,043)		853,975,920

Other assets less liabilities—(3.2)%		(26,330,037)

Net Assets—100.0%		$827,645,883

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

Euro STOXX 50 Index Futures	226	June 2025	$12,680,553	$(607,613)

FTSE 100 Index Futures	210	June 2025	23,307,292	(339,407)

Nikkei 225 (OSE) Futures	31	June 2025	7,370,225	(241,502)

S&P 500 E-Mini Futures	449	June 2025	126,915,462	(263,935)

U.S. T-Note 2 Yr (CBT) Futures	698	June 2025	144,605,969	873,089

U.S. T-Note 10 Yr (CBT) Futures	1,470	June 2025	163,491,562	2,225,925

U.S. Ultra Bond (CBT) Futures	343	June 2025	41,931,750	254,199

Sold Contracts

E-Mini Russell 2000 Index Futures	114	June 2025	11,554,470	193,208

Hang Seng Index Futures	4	April 2025	595,313	10,506

MSCI Emerging Markets Index Futures	433	June 2025	24,048,820	860,020

MSCI Singapore ETS Index Futures	17	April 2025	493,152	2,922

OMXS 30 Index Futures	36	April 2025	886,587	69,390

S&P Mid 400 E-Mini Futures	31	June 2025	9,109,660	38,292

S&P/TSX 60 Index Futures	69	June 2025	14,361,475	(211,557)

SPI 200 Futures	237	June 2025	29,162,517	61,242

TOPIX Index Futures	64	June 2025	11,358,624	526,423

				$3,451,202

12	Sanford C. Bernstein Fund, Inc.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	19,767	AUD	31,912	04/09/2025	$174,466

Bank of America NA	USD	15,551	AUD	24,481	04/09/2025	(253,011)

Bank of America NA	CAD	44,294	USD	31,132	04/11/2025	337,075

Bank of America NA	SEK	142,078	USD	12,887	04/16/2025	(1,259,712)

Bank of America NA	USD	8,676	SEK	87,158	04/16/2025	2,525

Bank of America NA	CHF	20,784	USD	23,729	05/09/2025	133,182

Bank of America NA	CHF	12,182	USD	13,690	05/09/2025	(140,156)

Bank of America NA	GBP	30,888	USD	39,917	05/16/2025	19,929

Barclays Capital, Inc.	AUD	1,752	USD	1,118	04/09/2025	22,774

Barclays Capital, Inc.	USD	22,680	NZD	38,959	04/09/2025	(558,217)

Barclays Capital, Inc.	NOK	182,837	USD	17,352	04/16/2025	(26,854)

Barclays Capital, Inc.	SEK	53,448	USD	4,827	04/16/2025	(494,844)

Barclays Capital, Inc.	USD	21,281	JPY	3,112,388	04/24/2025	(479,281)

BNP Paribas SA	JPY	952,648	USD	6,334	04/24/2025	(33,075)

BNP Paribas SA	EUR	815	USD	886	05/09/2025	3,250

Citibank NA	AUD	12,169	USD	7,638	04/09/2025	33,416

Citibank NA	NZD	9,496	USD	5,436	04/09/2025	44,364

Citibank NA	USD	4,236	AUD	6,830	04/09/2025	32,122

Citibank NA	USD	2,522	CAD	3,601	04/11/2025	(18,447)

Citibank NA	JPY	274,782	USD	1,845	04/24/2025	8,473

Citibank NA	USD	23,690	JPY	3,566,782	04/24/2025	149,124

Citibank NA	USD	19,141	CHF	16,731	05/09/2025	(146,360)

Citibank NA	USD	14,000	EUR	13,320	05/09/2025	431,495

Deutsche Bank AG	CHF	17,259	USD	19,517	05/09/2025	(77,620)

Deutsche Bank AG	USD	6,207	CHF	5,456	05/09/2025	(12,612)

Goldman Sachs Bank USA	USD	7,209	CAD	10,383	04/11/2025	9,910

HSBC Bank USA	AUD	5,903	USD	3,711	04/09/2025	22,213

HSBC Bank USA	CAD	15,212	USD	10,550	04/11/2025	(26,205)

HSBC Bank USA	JPY	136,184	USD	915	04/24/2025	4,943

JPMorgan Chase Bank	USD	1,077	AUD	1,715	04/09/2025	(5,190)

JPMorgan Chase Bank	USD	952	CAD	1,360	04/11/2025	(7,161)

JPMorgan Chase Bank	NOK	15,844	USD	1,472	04/16/2025	(34,237)

JPMorgan Chase Bank	USD	1,385	SEK	15,062	04/16/2025	114,907

JPMorgan Chase Bank	EUR	872	USD	945	05/09/2025	751

JPMorgan Chase Bank	USD	831	GBP	642	05/16/2025	(2,055)

Morgan Stanley & Co., Inc.	SEK	111,935	USD	11,181	04/16/2025	36,223

Morgan Stanley & Co., Inc.	USD	7,859	SEK	83,412	04/16/2025	446,719

Morgan Stanley & Co., Inc.	USD	5,214	EUR	4,814	05/09/2025	1,868

Morgan Stanley & Co., Inc.	USD	25,000	EUR	22,839	05/09/2025	(254,491)

State Street Bank & Trust Co.	NZD	1,346	USD	749	04/09/2025	(15,167)

State Street Bank & Trust Co.	CAD	1,413	USD	971	04/11/2025	(11,294)

State Street Bank & Trust Co.	USD	982	CAD	1,413	04/11/2025	492

UBS	USD	9,458	NOK	107,834	04/16/2025	792,208

						$(1,033,560)

2025 Semi-Annual Report	13

Schedule of Investments (continued)

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,121	06/20/2025	$79,001

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

14	Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

March 31, 2025 (Unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—TREASURIES–18.5%
Austria–0.2%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$469,721

Belgium–0.1%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		44	45,972
Series 104 3.45%, 06/22/2042(a)		263	274,266

			320,238

Canada–0.4%
Canadian Government Bond
2.75%, 03/01/2030	CAD	1,333	931,942
3.50%, 09/01/2029		458	330,265

			1,262,207

China–0.4%
China Government Bond Series INBK 2.11%, 08/25/2034	CNY	8,340	1,174,940
3.19%, 04/15/2053		1,170	197,195

			1,372,135

Colombia–0.3%
Colombian TES Series B 6.25%, 07/09/2036	COP	350,100	52,584
7.25%, 10/26/2050		1,257,000	174,333
13.25%, 02/09/2033		2,275,600	574,409

			801,326

Finland–0.1%
Finland Government Bond 2.50%, 04/15/2030(a)	EUR	197	212,224

France–0.3%
French Republic Government Bond OAT Series OAT 2.75%, 02/25/2030(a)		100	108,182
3.00%, 11/25/2034(a)		612	640,274
3.50%, 11/25/2033(a)		282	310,198

			1,058,654

Germany–0.4%
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054(a)		82	78,865
3.25%, 07/04/2042(a)		1,036	1,153,009

			1,231,874

	Principal Amount (000)		U.S. $ Value
Indonesia–0.2%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	7,797,000	$474,019

Italy–0.6%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)		426	466,157
3.50%, 02/15/2031(a)		120	132,133
Series 10Y 4.20%, 03/01/2034(a)	EUR	533	600,850
Series 13Y 4.05%, 10/30/2037(a)		364	396,777
Series 16Y 3.25%, 03/01/2038(a)		134	133,523

			1,729,440

Japan–3.5%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	486,150	3,177,591
Series 176 1.00%, 12/20/2029		427,000	2,834,159
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	690,598
Series 16 1.30%, 03/20/2063		57,650	261,756
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		76,100	334,974
Series 81 1.60%, 12/20/2053		42,900	234,773
Series 82 1.80%, 03/20/2054		28,800	165,198
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	338,971
Series 183 1.40%, 12/20/2042		157,900	943,400
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		87,300	579,874
Series 469 0.70%, 02/01/2027		216,750	1,441,845

			11,003,139

Malaysia–0.1%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	711	162,147
Series 0318 4.642%, 11/07/2033		797	190,901

			353,048

Mexico–0.0%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	3,576	142,397

2025 Semi-Annual Report	15

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
South Korea–0.3%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	1,472,490	$1,018,132

Spain–0.7%
Spain Government Bond
3.15%, 04/30/2035(a)	EUR	839	890,626
3.45%, 07/30/2043(a)		516	524,295
3.50%, 01/31/2041(a)		780	811,457

			2,226,378

United Kingdom–0.9%
United Kingdom Gilt
0.875%, 01/31/2046(a)	GBP	453	267,431
1.50%, 07/31/2053(a)		405	237,782
4.25%, 07/31/2034(a)		340	427,279
4.375%, 01/31/2040(a)		365	440,592
4.375%, 07/31/2054(a)		80	89,150
4.75%, 10/22/2043(a)		992	1,216,282

			2,678,516

United States–10.0%
U.S. Treasury Bonds
1.125%, 05/15/2040	U.S.$	225	141,680
1.125%, 08/15/2040		3,964	2,471,926
1.875%, 02/15/2051(b)		3,989	2,299,457
2.00%, 08/15/2051		569	336,984
2.25%, 08/15/2046		471	315,476
2.25%, 02/15/2052		139	86,991
2.875%, 05/15/2043		476	372,983
2.875%, 05/15/2049		480	352,050
2.875%, 05/15/2052		1,035	747,158
3.00%, 11/15/2045		438	340,417
3.00%, 08/15/2052		321	237,593
3.625%, 08/15/2043		1,272	1,113,286
3.625%, 02/15/2053		581	486,937
3.625%, 05/15/2053		462	386,974
3.875%, 02/15/2043		1,411	1,286,070
4.00%, 11/15/2042		790	734,269
4.25%, 02/15/2054		67	62,625
4.375%, 11/15/2039(b)		4,358	4,318,407
4.375%, 08/15/2043		674	654,412
4.75%, 11/15/2043		477	485,802
U.S. Treasury Notes
3.50%, 02/15/2033(b)		4,785	4,573,413
4.00%, 01/31/2029		1,018	1,019,349
4.125%, 03/31/2029		742	746,250
4.25%, 02/28/2029		798	807,008
4.25%, 06/30/2029		297	300,240
4.375%, 05/15/2034		743	751,546
4.50%, 05/31/2029		248	252,911
4.50%, 11/15/2033		192	195,731
4.625%, 09/30/2028		4,004	4,093,579
4.625%, 04/30/2029		642	658,152
4.875%, 04/30/2026		431	434,805

			31,064,481

Total Governments—Treasuries (cost $62,948,681)			57,417,929

	Principal Amount (000)		U.S. $ Value

CORPORATES—INVESTMENT GRADE–16.0%

Industrial–8.6%
Basic–0.3%
Alpek SAB de CV 4.25%, 09/18/2029(a)	U.S.$	200	$187,635
Glencore Funding LLC
4.907%, 04/01/2028(a)		148	148,539
5.186%, 04/01/2030(a)		166	167,082
5.338%, 04/04/2027(a)		146	147,819
Orbia Advance Corp. SAB de CV 1.875%, 05/11/2026(a)		200	192,318
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)		200	193,696

			1,037,089

Capital Goods–0.6%
Boeing Co. (The) 3.25%, 02/01/2028		178	170,634
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	422,285
Emerson Electric Co. 3.00%, 03/15/2031	EUR	110	117,945
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	230	145,732
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	118	125,746
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	492,893
Republic Services, Inc. 4.75%, 07/15/2030		295	296,437
Waste Management, Inc. 4.50%, 03/15/2028		120	120,608
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	89,766

			1,982,046

Communications—Media–0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		98	88,211
Cox Communications, Inc.
4.80%, 02/01/2035(a)		116	107,042
5.70%, 06/15/2033(a)		67	67,164
Discovery Communications LLC 5.30%, 05/15/2049		29	22,058
Warnermedia Holdings, Inc.
4.279%, 03/15/2032		651	573,661
5.141%, 03/15/2052		143	104,234

			962,370

Communications—Telecommunications–0.2%
Bell Telephone Co. of Canada or Bell Canada
3.00%, 03/17/2031	CAD	107	71,101
4.55%, 02/09/2030		73	52,558
5.85%, 11/10/2032		136	104,428

16	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	305	$226,096
Verizon Communications, Inc. 4.50%, 08/17/2027(a)	AUD	50	31,248

			485,431

Consumer Cyclical—Automotive–1.1%
American Honda Finance Corp.
4.80%, 03/05/2030	U.S.$	364	363,305
Series E 3.65%, 04/23/2031	EUR	177	191,294
BMW US Capital LLC 4.65%, 03/19/2027(a)	U.S.$	295	295,534
Ford Motor Co.
3.25%, 02/12/2032		715	589,146
7.45%, 07/16/2031		72	76,582
General Motors Financial Co., Inc.
4.30%, 04/06/2029		89	85,820
5.05%, 04/04/2028		9	9,010
5.75%, 02/08/2031		411	414,251
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	200	143,542
Harley-Davidson Financial Services, Inc.
3.05%, 02/14/2027(a)	U.S.$	175	168,192
5.95%, 06/11/2029(a)		219	220,918
6.50%, 03/10/2028(a)		111	114,340
Hyundai Capital America
2.10%, 09/15/2028(a)		256	232,886
4.30%, 09/24/2027(a)		10	9,884
5.25%, 01/08/2027(a)		258	260,108
5.275%, 06/24/2027(a)		70	70,771
6.10%, 09/21/2028(a)		87	90,187
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	220	136,912

			3,472,682

Consumer Cyclical—Entertainment–0.0%
Mattel, Inc. 3.75%, 04/01/2029(a)	U.S.$	127	120,329

Consumer Cyclical—Other–0.3%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		200	178,750
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		34	34,009
MDC Holdings, Inc. 6.00%, 01/15/2043		746	730,229

			942,988

Consumer Cyclical—Restaurants–0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	274,181

Consumer Cyclical—Retailers–0.2%
AutoNation, Inc. 5.89%, 03/15/2035		87	86,805
Ross Stores, Inc. 4.70%, 04/15/2027		658	657,711

			744,516

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical–1.4%
Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	595	$555,873
American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	116	123,211
BAT Capital Corp. 5.35%, 08/15/2032	U.S.$	250	251,320
Cargill, Inc. 5.125%, 10/11/2032(a)		446	449,216
CommonSpirit Health 5.318%, 12/01/2034		226	223,846
CVS Health Corp. 5.70%, 06/01/2034		135	137,003
General Mills, Inc. 4.875%, 01/30/2030		120	120,491
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		495	501,306
Kraft Heinz Foods Co. 3.25%, 03/15/2033	EUR	130	136,585
Loblaw Cos. Ltd.
5.008%, 09/13/2032	CAD	138	102,267
6.54%, 02/17/2033(a)		110	87,649
Metro, Inc./CN 4.657%, 02/07/2033		264	191,752
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	648,575
Philip Morris International, Inc. 4.875%, 02/13/2026		216	216,525
Roche Holdings, Inc. 4.203%, 09/09/2029(a)		284	282,554
Saputo, Inc. 5.492%, 11/20/2030	CAD	200	150,028
Sutter Health 5.164%, 08/15/2033	U.S.$	101	101,750
Viatris, Inc. 2.70%, 06/22/2030		53	46,117

			4,326,068

Energy–1.5%
BP Capital Markets PLC 3.625%, 03/22/2029(a)(c)	EUR	195	205,816
Continental Resources, Inc./OK
2.875%, 04/01/2032(a)	U.S.$	772	646,264
5.75%, 01/15/2031(a)		414	417,171
Devon Energy Corp.
5.20%, 09/15/2034		458	441,627
7.95%, 04/15/2032		222	253,702
Enbridge, Inc. 6.10%, 11/09/2032	CAD	186	144,643
Occidental Petroleum Corp.
5.20%, 08/01/2029	U.S.$	234	233,810
5.375%, 01/01/2032		251	247,403
6.625%, 09/01/2030		137	144,029
ONEOK, Inc.
4.40%, 10/15/2029		46	45,189
6.05%, 09/01/2033		155	161,181

2025 Semi-Annual Report	17

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Ovintiv, Inc. 7.375%, 11/01/2031	U.S.$	17	$18,639
Raizen Fuels Finance SA 6.70%, 02/25/2037(a)		400	399,420
TotalEnergies SE 2.00%, 01/17/2027(a)(c)	EUR	166	173,910
Var Energi ASA 8.00%, 11/15/2032(a)	U.S.$	749	844,168
Williams Cos., Inc. (The) 4.80%, 11/15/2029		192	192,490
Wintershall Dea Finance BV 1.823%, 09/25/2031(a)	EUR	200	186,635

			4,756,097

Services–0.6%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(a)	CNH	1,500	207,022
Booking Holdings, Inc.
3.50%, 03/01/2029	EUR	169	186,170
4.75%, 11/15/2034		107	124,391
Chicago Parking Meters LLC 4.93%, 12/30/2025	U.S.$	800	796,202
Mastercard, Inc. 4.55%, 01/15/2035		306	298,004
Moody’s Corp. 5.00%, 08/05/2034		221	219,676
S&P Global, Inc. 4.25%, 05/01/2029		125	124,051

			1,955,516

Technology–1.2%
Cisco Systems, Inc. 4.75%, 02/24/2030		235	238,722
Dell International LLC/EMC Corp.
5.30%, 04/01/2032		110	110,727
5.50%, 04/01/2035		224	224,130
Entegris, Inc. 4.75%, 04/15/2029(a)		429	413,826
Fidelity National Information Services, Inc. 2.00%, 05/21/2030	EUR	178	179,641
Fiserv, Inc.
4.50%, 05/24/2031		100	113,527
5.625%, 08/21/2033	U.S.$	114	117,337
Foundry JV Holdco LLC 6.15%, 01/25/2032(a)		200	207,600
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,000	1,109,176
Infor LLC 1.75%, 07/15/2025(a)	U.S.$	227	224,619
International Business Machines Corp.
2.90%, 02/10/2030	EUR	114	122,182
5.00%, 02/10/2032	U.S.$	235	236,387
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	208,963
Oracle Corp. 5.25%, 02/03/2032		117	118,502

			3,625,339

	Principal Amount (000)		U.S. $ Value
Transportation—Airlines–0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	U.S.$	183	$179,322
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(a)		68	68,196
4.75%, 10/20/2028(a)		563	560,320
United Airlines, Inc. 4.375%, 04/15/2026(a)		60	58,993

			866,831

Transportation—Railroads–0.2%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		341	317,519
MTR Corp., Ltd. Series E 2.75%, 09/20/2034(a)	CNH	1,750	241,721

			559,240

Transportation—Services–0.3%
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	891	655,883
Heathrow Funding Ltd. 6.45%, 12/10/2033(a)	GBP	71	96,259

			752,142

			26,862,865

Financial Institutions–6.4%
Banking–5.1%
ABN AMRO Bank NV
4.75%, 09/22/2027(a)(c)	EUR	200	212,986
Series E 5.50%, 09/21/2033(a)		100	114,198
Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	315	328,410
Banco Bilbao Vizcaya Argentaria SA
6.033%, 03/13/2035		200	205,092
7.883%, 11/15/2034		400	449,640
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		295	292,935
Banco Santander SA
4.175%, 03/24/2028		600	593,844
6.35%, 03/14/2034		200	205,026
Series E 5.75%, 08/23/2033(a)	EUR	100	114,642
Bank of America Corp.
3.559%, 04/23/2027	U.S.$	191	188,910
5.744%, 02/12/2036		430	428,942
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		800	818,856
Banque Federative du Credit Mutuel SA
3.875%, 06/16/2032(a)	EUR	100	108,924
5.126%, 05/24/2027(a)	AUD	200	126,146
Barclays PLC
5.674%, 03/12/2028	U.S.$	270	274,679
7.09%, 11/06/2029(a)	GBP	167	227,134
Series E 8.407%, 11/14/2032(a)		100	137,079

18	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
BPCE SA 5.716%, 01/18/2030(a)	U.S.$	250	$254,902
CaixaBank SA 6.037%, 06/15/2035(a)		272	280,957
Capital One Financial Corp. 5.468%, 02/01/2029		162	164,626
Citigroup, Inc.
4.542%, 09/19/2030		435	429,058
5.592%, 11/19/2034		133	133,355
Series W 4.00%, 12/10/2025(c)		307	302,714
Series Y 4.15%, 11/15/2026(c)		204	198,249
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	200	225,421
Cooperatieve Rabobank UA Series G 4.233%, 04/25/2029(a)		200	223,710
Credit Agricole SA 5.411%, 01/18/2029(a)	AUD	200	127,519
Danske Bank A/S 4.613%, 10/02/2030(a)	U.S.$	280	276,002
Deutsche Bank AG Series E 4.125%, 04/04/2030(a)	EUR	100	110,447
Deutsche Bank AG/New York NY
3.729%, 01/14/2032	U.S.$	200	179,674
5.373%, 01/10/2029		232	234,459
Discover Bank 5.974%, 08/09/2028		300	307,851
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	210	153,191
HSBC Holdings PLC 4.899%, 03/03/2029	U.S.$	286	286,589
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)		248	265,043
JPMorgan Chase & Co.
2.963%, 01/25/2033		63	55,628
Series E 4.457%, 11/13/2031(a)	EUR	300	340,879
KBC Group NV Series E 4.375%, 04/19/2030(a)		100	112,615
4.875%, 04/25/2033(a)		100	111,940
Lloyds Banking Group PLC 5.087%, 11/26/2028	U.S.$	233	235,083
Morgan Stanley
0.406%, 10/29/2027	EUR	677	705,606
0.495%, 10/26/2029		165	162,694
4.656%, 03/02/2029		115	129,858
Nationwide Building Society
2.972%, 02/16/2028(a)	U.S.$	775	749,828
5.649% (SOFR + 1.29%), 02/16/2028(a)(d)		384	387,030

	Principal Amount (000)		U.S. $ Value
NatWest Group PLC
3.032%, 11/28/2035	U.S.$	468	$413,595
Series E 1.043%, 09/14/2032(a)	EUR	140	143,312
5.763%, 02/28/2034(a)		115	132,692
Royal Bank of Canada/Toronto 5.70%, 10/04/2028	AUD	120	77,294
Santander Holdings USA, Inc.
5.473%, 03/20/2029	U.S.$	10	10,055
5.741%, 03/20/2031		205	206,496
6.499%, 03/09/2029		26	26,924
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	425,532
Societe Generale SA 5.519%, 01/19/2028(a)		203	204,732
Standard Chartered PLC
2.608%, 01/12/2028(a)		255	245,415
6.059% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(c)(d)		300	285,228
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		225	224,732
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	318,366
Synchrony Financial 5.45%, 03/06/2031	U.S.$	77	76,447
UBS Group AG
2.875%, 04/02/2032(a)	EUR	130	134,380
6.373%, 07/15/2026(a)	U.S.$	452	454,029
7.00%, 02/10/2030(a)(c)		200	196,880
UniCredit SpA 2.569%, 09/22/2026(a)		455	449,909

			15,998,389

Brokerage–0.3%
Charles Schwab Corp. (The) 4.878% (SOFR + 0.52%), 05/13/2026(d)		421	420,945
Nomura Holdings, Inc. 5.709%, 01/09/2026		379	381,475

			802,420

Finance–0.4%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	194,516
Aircastle Ltd. 5.95%, 02/15/2029(a)	U.S.$	25	25,686
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(a)		190	189,347
Aviation Capital Group LLC
1.95%, 09/20/2026(a)		71	68,167
4.125%, 08/01/2025(a)		12	11,959
4.75%, 04/14/2027(a)		94	93,999
4.875%, 10/01/2025(a)		147	146,899
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	210,176

2025 Semi-Annual Report	19

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	1,000	$139,105
3.10%, 08/28/2054(a)		1,000	138,761

			1,218,615

Insurance–0.2%
Athene Global Funding
1.985%, 08/19/2028(a)	U.S.$	49	44,645
2.55%, 11/19/2030(a)		15	13,136
2.717%, 01/07/2029(a)		19	17,557
5.38%, 01/07/2030(a)		38	38,511
5.526%, 07/11/2031(a)		266	269,937
5.583%, 01/09/2029(a)		2	2,041
New York Life Global Funding 5.35%, 09/19/2028(a)	AUD	200	128,134
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	200	197,780

			711,741

REITs–0.4%
American Tower Corp.
0.50%, 01/15/2028	EUR	191	193,228
4.90%, 03/15/2030	U.S.$	39	39,193
5.20%, 02/15/2029		184	186,920
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	177	166,819
EPR Properties 4.50%, 06/01/2027	U.S.$	165	162,834
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2031		72	67,173
4.00%, 01/15/2030		163	154,086
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	1,000	138,436

			1,108,689

			19,839,854

Utility–1.0%
Electric–0.8%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	U.S.$	480	428,377
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	112,817
American Electric Power Co., Inc. 6.95%, 12/15/2054		189	193,009
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033		10	9,927
5.05%, 03/01/2035		110	109,140
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		542	423,128
Edison International 5.75%, 06/15/2027		145	146,319

	Principal Amount (000)		U.S. $ Value
Electricite de France SA
9.125%, 03/15/2033(a)(c)	U.S.$	200	$224,830
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	58,455
Florida Power & Light Co. 5.30%, 06/15/2034	U.S.$	81	82,893
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		402	388,666
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		206	203,715
Pacific Gas & Electric Co. 5.55%, 05/15/2029		74	74,994
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		4	4,016

			2,460,286

Natural Gas–0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(a)	EUR	209	222,523
Energir, Inc. 6.30%, 10/31/2033	CAD	182	146,646

			369,169

Other Utility–0.1%
Suez SACA Series E 4.50%, 11/13/2033(a)	EUR	100	112,838

			2,942,293

Total Corporates—Investment Grade (cost $50,090,847)			49,645,012

INFLATION-LINKED SECURITIES–15.3%
Brazil–0.1%
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00%, 08/15/2050	BRL	265	175,973

			175,973

United States–15.2%
U.S. Treasury Inflation Index
0.125%, 07/15/2030 (TIPS)(e)	U.S.$	19,037	17,814,339
0.125%, 07/15/2031 (TIPS)		5,117	4,693,093
0.25%, 07/15/2029 (TIPS)		8,964	8,581,648
1.375%, 07/15/2033 (TIPS)		6,893	6,710,698
1.75%, 01/15/2034 (TIPS)		3,511	3,497,886
1.875%, 07/15/2034 (TIPS)		6,090	6,133,527

			47,431,191

Total Inflation-Linked Securities (cost $46,858,569)			47,607,164

20	Sanford C. Bernstein Fund, Inc.

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES–11.9%
Funds and Investment Trusts–11.9%(f)
AB Bond Fund, Inc.–AB All Market Real Return Portfolio–Class Z(g)		1,151,121	$10,613,338
iShares Core MSCI EAFE ETF		249,082	18,843,053
iShares Core MSCI Emerging Markets ETF		138,734	7,487,474

Total Investment Companies (cost $35,028,292)			36,943,865

	Principal Amount (000)

MORTGAGE PASS-THROUGHS–9.0%
Agency Fixed Rate 30-Year–8.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 11/01/2049	U.S.$	177	161,793
Series 2022 3.00%, 05/01/2052		602	522,822
Federal Home Loan Mortgage Corp. Gold Series 2018 4.50%, 03/01/2048		105	102,848
4.50%, 11/01/2048		299	291,102
5.00%, 11/01/2048		133	133,627
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		94	97,080
Series 2010 4.00%, 12/01/2040		168	161,355
Series 2012 3.50%, 02/01/2042		103	96,377
3.50%, 11/01/2042		166	155,020
3.50%, 01/01/2043		182	170,030
Series 2013 3.50%, 03/01/2043		5	4,551
3.50%, 04/01/2043		58	54,001
4.00%, 10/01/2043		466	445,251
Series 2014 5.50%, 09/01/2041		256	265,970
Series 2015 3.00%, 05/01/2045		66	59,202
3.00%, 08/01/2045		486	433,723
Series 2018 4.50%, 09/01/2048		445	432,810
Series 2019 3.50%, 11/01/2049		389	356,498
Series 2021 2.00%, 07/01/2051		2,001	1,598,222
2.00%, 12/01/2051		372	296,093
2.50%, 01/01/2052		621	522,971
Series 2022 2.50%, 03/01/2052		734	618,614
2.50%, 05/01/2052		816	686,209
3.00%, 03/01/2052		514	449,551

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association Series 2016 3.00%, 04/20/2046	U.S.$	54	$48,279
3.00%, 05/20/2046		143	128,336
Series 2022 5.00%, 11/20/2052		1,440	1,421,422
Series 2025 2.50%, 04/01/2055, TBA		1,024	873,237
3.00%, 04/01/2055, TBA		1,343	1,189,289
4.00%, 04/01/2055, TBA		668	625,125
4.50%, 04/01/2055, TBA		1,114	1,069,220
5.00%, 04/01/2055, TBA		3,010	2,960,789
5.50%, 04/01/2055, TBA		3,373	3,380,049
6.00%, 04/01/2055, TBA		1,246	1,264,624
Uniform Mortgage-Backed Security Series 2025 2.00%, 04/01/2055, TBA		46	36,820
2.50%, 04/01/2055, TBA		640	532,200
5.00%, 04/01/2055, TBA		250	245,029
5.50%, 04/01/2055, TBA		2,637	2,633,740
6.00%, 04/01/2055, TBA		1,856	1,884,634
6.50%, 04/01/2055, TBA		770	794,553

			27,203,066

Agency Fixed Rate 15-Year–0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		11	11,129
2.50%, 06/01/2028		3	3,241
Series 2014 2.50%, 09/01/2029		44	42,562
Series 2016 2.50%, 11/01/2031		12	11,775
2.50%, 12/01/2031		774	740,784
2.50%, 01/01/2032		21	19,777
Series 2017 2.50%, 02/01/2032		66	63,331

			892,599

Total Mortgage Pass-Throughs (cost $28,920,952)			28,095,665

ASSET-BACKED SECURITIES–4.3%
Other ABS—Fixed Rate–2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,117	1,045,199
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		165	162,941
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		4	4,039
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		28	27,897

2025 Semi-Annual Report	21

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)	U.S.$	129	$129,774
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class B 2.08%, 02/15/2027(a)		27	26,715
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		183	184,803
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		132	132,680
Series 2023-B, Class A 6.92%, 12/17/2036(a)		50	52,435
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		237	227,750
CCG Receivables Trust Series 2025-1, Class B 4.69%, 10/14/2032(a)		100	100,203
Clarus Capital Funding LLC Series 2024-1A, Class B 4.79%, 08/20/2032(a)		115	114,521
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		229	205,928
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		307	308,415
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,071,763
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		330	302,620
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		55	56,285
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		36	36,470
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		201	190,286
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		816	757,207
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,019	1,035,414
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	122,448
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	429,098
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	400,835

	Principal Amount (000)		U.S. $ Value
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)	U.S.$	201	$201,852
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		52	52,973
Series 2024-9, Class B 5.306%, 03/15/2032(a)		518	518,925
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		46	46,028
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a)		32	32,086
Series 2025-1A, Class B 5.20%, 07/20/2032(a)		51	51,339
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		1	1,316
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		98	98,149
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		100	101,101
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		94	95,443

			8,324,938

Autos—Fixed Rate–1.6%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		174	176,955
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	404,080
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		62	59,634
Series 2021-N4, Class D 2.30%, 09/11/2028		49	47,432
Series 2021-P4, Class D 2.61%, 09/11/2028		596	560,704
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		312	309,366
Series 2022-A, Class C 2.17%, 04/16/2029(a)		62	61,813
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		13	12,926
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	800,099

22	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)	U.S.$	190	$188,983
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		145	144,845
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		140	141,652
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		735	747,111
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		85	86,114
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		24	23,975
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(a)		69	69,223
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		165	164,681
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		63	63,428
Santander Bank Auto Credit-Linked Notes Series 2022-C, Class B 6.451%, 12/15/2032(a)		42	42,090
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.038%, 07/25/2031(a)		70	69,865
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		75	75,455
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		47	47,571
United Auto Credit Securitization Trust Series 2025-1, Class A 4.80%, 06/10/2027(a)		197	196,987
Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)		95	96,225
Series 2024-2A, Class A1 4.87%, 06/21/2039(a)		170	170,565
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		27	26,552

			4,788,331

	Principal Amount (000)		U.S. $ Value
Credit Cards—Fixed Rate–0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	U.S.$	121	$122,258

Total Asset-Backed Securities (cost $13,640,275)			13,235,527

COLLATERALIZED MORTGAGE OBLIGATIONS–3.3%
Risk Share Floating Rate–3.0%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.34% (CME Term SOFR + 1.00%), 09/25/2031(a)(d)		878	878,482
Series 2022-1, Class M1B 6.49% (CME Term SOFR + 2.15%), 01/26/2032(a)(d)		183	183,727
Series 2022-2, Class M1A 8.34% (CME Term SOFR + 4.00%), 09/27/2032(a)(d)		668	674,854
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.436% (CME Term SOFR + 1.10%), 01/25/2045(a)(d)		90	89,420
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.89% (CME Term SOFR + 1.55%), 10/25/2041(a)(d)		34	34,439
Series 2022-R02, Class 2M1 5.54% (CME Term SOFR + 1.20%), 01/25/2042(a)(d)		123	122,749
Series 2022-R03, Class 1M1 6.44% (CME Term SOFR + 2.10%), 03/25/2042(a)(d)		148	150,454
Series 2022-R04, Class 1M2 7.44% (CME Term SOFR + 3.10%), 03/25/2042(a)(d)		130	133,567
Series 2022-R06, Class 1M1 7.09% (CME Term SOFR + 2.75%), 05/25/2042(a)(d)		316	322,292
Series 2023-R01, Class 1M1 6.736% (CME Term SOFR + 2.40%), 12/25/2042(a)(d)		372	380,063
Series 2023-R02, Class 1M1 6.64% (CME Term SOFR + 2.30%), 01/25/2043(a)(d)		429	437,882
Series 2023-R03, Class 2M1 6.84% (CME Term SOFR + 2.50%), 04/25/2043(a)(d)		245	248,496
Series 2024-R04, Class 1M1 5.44% (CME Term SOFR + 1.10%), 05/25/2044(a)(d)		75	74,730
Series 2024-R05, Class 2M1 5.34% (CME Term SOFR + 1.00%), 07/25/2044(a)(d)	U.S.$	56	55,647

2025 Semi-Annual Report	23

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Series 2024-R06, Class 1M1 5.39% (CME Term SOFR + 1.05%), 09/25/2044(a)(d)	U.S.$	39	$39,019
Series 2025-R02, Class 1A1 5.336% (CME Term SOFR + 1.00%), 02/25/2045(a)(d)		76	76,070
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.254% (CME Term SOFR + 4.91%), 05/25/2028(d)		45	46,097
Series 2021-DNA5, Class M2 5.99% (CME Term SOFR + 1.65%), 01/25/2034(a)(d)		161	161,279
Series 2021-DNA6, Class M2 5.84% (CME Term SOFR + 1.50%), 10/25/2041(a)(d)		329	329,343
Series 2021-HQA4, Class M1 5.29% (CME Term SOFR + 0.95%), 12/25/2041(a)(d)		367	366,176
Series 2021-HQA4, Class M2 6.69% (CME Term SOFR + 2.35%), 12/25/2041(a)(d)		415	418,439
Series 2022-DNA3, Class M1B 7.24% (CME Term SOFR + 2.90%), 04/25/2042(a)(d)		239	246,137
Series 2022-DNA4, Class M1B 7.69% (CME Term SOFR + 3.35%), 05/25/2042(a)(d)		878	911,836
Series 2022-DNA5, Class M1B 8.84% (CME Term SOFR + 4.50%), 06/25/2042(a)(d)		769	817,098
Series 2022-DNA7, Class M1A 6.84% (CME Term SOFR + 2.50%), 03/25/2052(a)(d)		302	305,369
Series 2023-DNA2, Class M1A 6.436% (CME Term SOFR + 2.10%), 04/25/2043(a)(d)		177	179,622
Series 2024-DNA3, Class M1 5.34% (CME Term SOFR + 1.00%), 10/25/2044(a)(d)		41	40,470
Series 2024-HQA2, Class M1 5.54% (CME Term SOFR + 1.20%), 08/25/2044(a)(d)		542	540,748
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.29% (CME Term SOFR + 0.95%), 02/25/2045(a)(d)		205	204,225
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 9.454% (CME Term SOFR + 5.11%), 07/25/2025(d)		76	77,194

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2 10.154% (CME Term SOFR + 5.81%), 04/25/2028(d)	U.S.$	223	$228,668
Series 2016-C01, Class 2M2 11.404% (CME Term SOFR + 7.06%), 08/25/2028(d)		20	20,900
Series 2016-C02, Class 1M2 10.454% (CME Term SOFR + 6.11%), 09/25/2028(d)		43	44,189
Series 2017-C04, Class 2M2 7.304% (CME Term SOFR + 2.96%), 11/25/2029(d)		240	245,498
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.704% (CME Term SOFR + 5.36%), 11/25/2025(a)(d)		100	103,869
Series 2015-WF1, Class 2M2 9.954% (CME Term SOFR + 5.61%), 11/25/2025(a)(d)		25	25,732

			9,214,780

Agency Floating Rate–0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4693, Class SL 1.687% (6.04%–CME Term SOFR), 06/15/2047(d)(h)		1,025	124,470
Series 4719, Class JS 1.687% (6.04%–CME Term SOFR), 09/15/2047(d)(h)		317	36,189
Series 4954, Class SL 1.596% (5.94%–CME Term SOFR), 02/25/2050(d)(h)		1,009	110,725
Series 4981, Class HS 1.646% (5.99%–CME Term SOFR), 06/25/2050(d)(h)		2,463	273,425
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.646% (5.99%–CME Term SOFR), 12/25/2044(d)(h)		336	34,523
Series 2016-77, Class DS 1.546% (5.89%–CME Term SOFR), 10/25/2046(d)(h)		800	85,516
Series 2017-62, Class AS 1.696% (6.04%–CME Term SOFR), 08/25/2047(d)(h)		383	40,720
Series 2017-97, Class LS 1.746% (6.09%–CME Term SOFR), 12/25/2047(d)(h)		782	96,004
Series 2017-97, Class SW 1.746% (6.09%–CME Term SOFR), 12/25/2047(d)(h)		406	47,882
Government National Mortgage Association Series 2017-122, Class SA 1.766% (6.09%–CME Term SOFR 1 Month), 08/20/2047(d)(h)		391	50,695

24	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Series 2017-134, Class SE 1.766% (6.09%–CME Term SOFR 1 Month), 09/20/2047(d)(h)	U.S.$	289	$35,653
Series 2017-65, Class ST 1.716% (6.04%–CME Term SOFR 1 Month), 04/20/2047(d)(h)		506	59,928

			995,730

Total Collateralized Mortgage Obligations (cost $9,817,050)			10,210,510

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.1%
Non-Agency Floating Rate CMBS–1.2%
BBCMS Mortgage Trust Series 2020-BID, Class A 6.574% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a)(d)		1,089	1,088,319
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.24% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a)(d)		280	281,559
BX Commercial Mortgage Trust Series 2019-IMC, Class E 6.515% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(d)		430	424,071
Series 2024-AIR2, Class A 5.812% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a)(d)		110	110,000
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.34% (CME Term SOFR + 2.00%), 01/25/2051(a)(d)		79	78,523
Great Wolf Trust Series 2024-WOLF, Class A 5.861% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a)(d)		232	232,145
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.713% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a)(d)		117	116,562
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.86% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a)(d)		176	175,890
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.961% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a)(d)		250	249,558

	Principal Amount (000)		U.S. $ Value
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.899% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a)(d)	U.S.$	316	$298,585
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029(a)		165	172,645
NRTH Mortgage Trust Series 2024-PARK, Class A 5.96% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a)(d)		232	231,842
ORL Trust Series 2024-GLKS, Class A 5.812% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a)(d)		100	99,938
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.762% (CME Term SOFR 1 Month + 1.44%), 03/15/2042(a)(d)		269	266,283
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.01% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a)(d)		94	93,141

			3,919,061

Non-Agency Fixed Rate CMBS–0.9%
Commercial Mortgage Trust Series 2010-C1, Class D 5.794%, 07/10/2046(a)		728	718,784
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 5.454%, 01/15/2041(a)		116	118,427
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.198%, 08/10/2044(a)		26	18,279
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(i)		344	338,769
Series 2021-1, Class A2 2.435%, 08/15/2026(i)		1,071	1,057,216
Series 2021-1, Class AS 2.638%, 08/15/2026(i)		39	38,054
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(i)		220	218,628
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.40%, 09/15/2047(j)		977	10
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	38,821
Lstar Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		68	67,591

2025 Semi-Annual Report	25

Schedule of Investments (continued)

	$		$		$

	Principal Amount (000)				U.S. $ Value
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.329%, 12/15/2059		U.S.$		125		$117,013

						2,731,592

Total Commercial Mortgage-Backed Securities (cost $6,821,506)						6,650,653

	Notional Amount

PURCHASED OPTIONS—PUTS–1.3%
Options on Equity Indices–1.3%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 2,130; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(k)		EUR		9,798,000		325,742
FTSE 100 Index Expiration: Jan 2026; Contracts: 500; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(k)		GBP		3,800,000		72,269
Nikkei 225 Index Expiration: Dec 2025; Contracts: 26,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(k)		JPY		806,000,000		182,964
Nikkei 225 Index Expiration: Dec 2025; Contracts: 7,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(k)		JPY		217,000,000		49,260
S&P 500 Index Expiration: Feb 2026; Contracts: 18,300; Exercise Price: USD 5,200.00; Counterparty: UBS AG(k)		USD		95,160,000		3,471,301

Total Purchased Options—Puts (premiums paid $2,559,949)						4,101,536

	Principal Amount (000)

CORPORATES—NON-INVESTMENT GRADE–1.1%

Industrial–1.0%
Basic–0.1%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		EUR		144		163,234
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		U.S.$		30		28,165
SNF Group SACA 4.50%, 03/15/2032(a)		EUR		179		192,916

						384,315

	$		$		$

	Principal Amount (000)				U.S. $ Value
Capital Goods–0.1%
Axon Enterprise, Inc.
6.125%, 03/15/2030(a)		U.S.$		85		$85,870
6.25%, 03/15/2033(a)				63		63,781
Ball Corp. 2.875%, 08/15/2030				33		28,767

						178,418

Communications—Media–0.2%
DISH DBS Corp.
5.25%, 12/01/2026(a)				135		124,025
5.75%, 12/01/2028(a)				31		26,175
Sirius XM Radio LLC 4.00%, 07/15/2028(a)				60		55,924
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		EUR		320		308,480

						514,604

Communications—Telecommunications–0.0%
Altice France SA 3.375%, 01/15/2028(a)				173		147,832

Consumer Cyclical—Automotive–0.1%
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(a)		U.S.$		143		135,638
5.30%, 09/13/2027(a)				59		58,609
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)		EUR		100		101,714

						295,961

Consumer Cyclical—Other–0.1%
Hilton Domestic Operating Co., Inc.
5.875%, 04/01/2029(a)		U.S.$		188		188,573
6.125%, 04/01/2032(a)				39		39,124
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)				39		37,759
Travel & Leisure Co. 6.625%, 07/31/2026(a)				40		40,318

						305,774

Consumer Cyclical—Restaurants–0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)				40		38,265

Consumer Cyclical—Retailers–0.1%
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)				41		38,407
FirstCash, Inc. 4.625%, 09/01/2028(a)				40		38,164
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)				40		37,628
Murphy Oil USA, Inc. 4.75%, 09/15/2029				30		28,702
Penske Automotive Group, Inc. 3.75%, 06/15/2029				31		28,389

						171,290

26	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical–0.2%
CVS Health Corp.
6.75%, 12/10/2054	U.S.$	19	$18,995
7.00%, 03/10/2055		242	243,798
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	129	139,488
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	205,306

			607,587

Energy–0.1%
NuStar Logistics LP 6.00%, 06/01/2026	U.S.$	28	28,070
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		111	113,550
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		50	46,323

			187,943

Services–0.0%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		41	38,478
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		30	28,437

			66,915

Transportation—Airlines–0.0%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		135	133,171

			3,032,075

Utility–0.1%
Electric–0.1%
PG&E Corp. 5.00%, 07/01/2028		97	94,436
Vistra Corp. 7.00%, 12/15/2026(a)(c)		384	388,647

			483,083

Total Corporates—Non-Investment Grade (cost $3,653,854)			3,515,158

GOVERNMENTS—SOVEREIGN AGENCIES–0.9%
Belgium–0.3%
Dexia SA Series E 0.00%, 01/21/2028(a)	EUR	900	907,860

Canada–0.1%
Canada Housing Trust No. 1
3.55%, 09/15/2032(a)	CAD	375	268,353
4.25%, 03/15/2034(a)		270	201,703

			470,056

	Principal Amount (000)		U.S. $ Value
France–0.2%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	$491,991

Netherlands–0.3%
BNG Bank NV 3.50%, 07/19/2027	AUD	1,773	1,093,690

Total Governments—Sovereign Agencies (cost $3,030,125)			2,963,597

COLLATERALIZED LOAN OBLIGATIONS–0.9%
CLO—Floating Rate–0.9%
AGL CLO 10 Ltd. Series 2021-10A, Class A 5.694% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(a)(d)	U.S.$	330	330,078
AIMCO CLO Series 2015-AA, Class AR3 5.553% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a)(d)		280	279,912
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.193% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a)(d)		273	271,670
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 5.705% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a)(d)		250	250,000
Clover CLO LLC Series 2021-3A, Class BR 5.75% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a)(d)		250	247,577
Dryden 87 CLO Ltd. Series 2021-87A, Class A1 5.684% (CME Term SOFR 3 Month + 1.36%), 05/20/2034(a)(d)		125	125,029
Kings Park CLO Ltd. Series 2021-1A, Class A 5.685% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a)(d)		250	250,120
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.753% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a)(d)		250	248,406
Marble Point CLO XI Ltd. Series 2017-2A, Class A 5.735% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a)(d)		142	141,551

2025 Semi-Annual Report	27

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.669% (CME Term SOFR 3 Month + 0.95%), 07/16/2035(a)(d)	U.S.$	250	$249,049
OCP CLO Ltd. Series 2021-23A, Class BR 5.832% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a)(d)		250	245,792
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.043% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a)(d)		250	250,526

Total Collateralized Loan Obligations (cost $2,890,354)			2,889,710

COVERED BONDS–0.9%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	200	210,105
BPCE SFH SA Series E 0.01%, 01/29/2029(a)		400	391,087
Caisse Francaise de Financement Local SA 3.25%, 02/19/2029(a)		400	439,933
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		300	312,294
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		479	529,482
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		361	352,372
Nationwide Building Society Series E 0.625%, 03/25/2027(a)		134	139,965
Santander UK PLC Series G 0.05%, 01/12/2027(a)		337	349,614

Total Covered Bonds (cost $2,727,004)			2,724,852

EMERGING MARKETS—CORPORATE BONDS–0.7%

Industrial–0.6%
Basic–0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	187,000
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	199,650
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	191,250
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		112	110,105

			688,005

	Principal Amount (000)		U.S. $ Value
Communications—Media–0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	229	$212,970

Energy–0.3%
Ecopetrol SA
8.375%, 01/19/2036		49	47,743
8.625%, 01/19/2029		253	268,686
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	199,840
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	101,050
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	509,356

			1,126,675

			2,027,650

Utility–0.1%
Electric–0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		41	40,880

Other Utility–0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		200	198,188

			239,068

Total Emerging Markets—Corporate Bonds (cost $2,253,085)			2,266,718

LOCAL GOVERNMENTS—US MUNICIPAL BONDS–0.7%
United States–0.7%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027		165	166,759
Commonwealth Financing Authority (Commonwealth of Pennsylvania Dept. of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	73,037
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		328	346,149
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	614,218
2.154%, 07/01/2030		224	198,327
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		1,130	740,630

Total Local Governments—US Municipal Bonds (cost $2,549,112)			2,139,120

28	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS—SOVEREIGN BONDS–0.5%
Chile–0.2%
Chile Electricity Lux Mpc II SARL 5.672%, 10/20/2035(a)	U.S.$	400	$399,756
Chile Government International Bond 3.75%, 01/14/2032	EUR	117	126,259

			526,015

Colombia–0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	201,400

Hong Kong–0.1%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	1,000	148,158
3.30%, 06/07/2033(a)		1,000	146,508

			294,666

Indonesia–0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	299	323,621

Panama–0.0%
Panama Government International Bond 9.375%, 04/01/2029	U.S.$	85	94,881

Total Governments—Sovereign Bonds (cost $1,459,197)			1,440,583

AGENCIES–0.4%
Agency Debentures–0.4%
Federal Home Loan Banks
4.00%, 06/30/2028		865	866,989
4.75%, 12/08/2028		265	271,580

Total Agencies (cost $1,132,723)			1,138,569

SUPRANATIONALS–0.3%
European Union Series NGEU 3.375%, 10/05/2054(a)	EUR	390	380,883
International Bank for Reconstruction & Development Series E 6.75%, 07/13/2029	INR	36,900	432,383
2.75%, 07/26/2034	CNH	1,000	141,408
2.72%, 08/16/2034		1,000	140,349

Total Supranationals (cost $1,128,102)			1,095,023

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS–0.3%

Quasi-Sovereign Bonds–0.3%
Chile–0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)	U.S.$	200	$202,400

China–0.0%
Agricultural Development Bank of China 3.80%, 10/27/2030(a)	CNH	1,000	149,911

Hong Kong–0.2%
Airport Authority Series E 2.93%, 06/05/2034(a)		1,670	230,291
Hong Kong Mortgage Corp., Ltd. (The) Series E 2.60%, 10/18/2031(a)		2,000	276,528

			506,819

Mexico–0.0%
Petroleos Mexicanos
6.35%, 02/12/2048	U.S.$	120	79,188
6.50%, 03/13/2027		78	75,964

			155,152

Total Quasi-Sovereigns (cost $1,012,669)			1,014,282

LOCAL GOVERNMENTS—PROVINCIAL BONDS–0.2%
Canada–0.2%
Hydro Quebec Interest Strip
Zero Coupon, 08/15/2041	CAD	118	40,888
Zero Coupon, 02/15/2042		118	39,924
Zero Coupon, 08/15/2042		118	39,075
Zero Coupon, 02/15/2044		118	36,176
Province of Ontario Generic Coupon Strip
Zero Coupon, 06/02/2037		119	50,881
Zero Coupon, 12/02/2038		119	47,310
Zero Coupon, 06/02/2039		119	46,122
Zero Coupon, 06/02/2040		119	43,992
Zero Coupon, 12/02/2040		118	42,678
Zero Coupon, 06/02/2041		118	41,618
Zero Coupon, 12/02/2041		119	40,890
Zero Coupon, 06/02/2042		119	39,872
Zero Coupon, 12/02/2046		118	32,170

Total Local Governments—Provincial Bonds (cost $558,859)			541,596

EMERGING MARKETS—TREASURIES–0.1%
Brazil–0.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $346,182)	BRL	2,620	347,986

2025 Semi-Annual Report	29

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS—SOVEREIGNS–0.1%
Dominican Republic–0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $217,762)	U.S.$	221	$222,105

LOCAL GOVERNMENTS—CANADIAN MUNICIPAL BONDS–0.0%
Canada–0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,967)	CAD	70	50,655

	Shares

SHORT-TERM INVESTMENTS–17.2%
Investment Companies–16.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(f)(g)(l) (cost $50,841,985)		50,841,985	50,841,985

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bills–0.8%
U.S. Treasury Bill Zero Coupon, 05/15/2025 (cost $2,343,773)	U.S.$	2,356	$2,343,691

Total Short-Term Investments (cost $53,185,758)			53,185,676

Total Investments—106.0% (cost $332,882,874)			329,443,491

Other assets less liabilities—(6.0)%			(18,732,157)

Net Assets—100.0%			$310,711,334

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)

Purchased Contracts

Australian 10 Yr Bond Futures	36	June 2025	$2,534,233	$(5,920)

Canadian 5 Yr Bond Futures	4	June 2025	322,212	3,914

E-Mini Russell 2000 Index Futures	36	June 2025	3,648,780	230

Euro STOXX 50 Index Futures	26	June 2025	1,458,825	(69,902)

Euro-BOBL Futures	22	June 2025	2,802,058	(22,439)

Euro-BTP Futures	8	June 2025	1,016,595	11,225

Euro-Bund Futures	36	June 2025	5,014,938	11,928

FTSE 100 Index Futures	28	June 2025	3,107,639	(45,254)

Long Gilt Futures	28	June 2025	3,316,334	(20,316)

MSCI Singapore ETS Index Futures	4	April 2025	116,036	(1,153)

Nikkei 225 (OSE) Futures	4	June 2025	950,997	(31,162)

OMXS 30 Index Futures	6	April 2025	147,765	(11,551)

S&P 500 E-Mini Futures	270	June 2025	76,318,875	(73,886)

S&P Mid 400 E-Mini Futures	9	June 2025	2,644,740	31,620

S&P/TSX 60 Index Futures	1	June 2025	208,137	(3,970)

U.S. T-Note 2 Yr (CBT) Futures	266	June 2025	55,107,719	307,713

U.S. T-Note 5 Yr (CBT) Futures	340	June 2025	36,773,125	484,125

U.S. T-Note 10 Yr (CBT) Futures	59	June 2025	6,561,906	37,700

U.S. Ultra Bond (CBT) Futures	18	June 2025	2,200,500	7,847

30	Sanford C. Bernstein Fund, Inc.

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts

Australian 3 Yr Bond Futures	8	June 2025	$532,390	$(433)

Canadian 10 Yr Bond Futures	29	June 2025	2,501,894	(25,355)

Euro-Bund Futures	38	June 2025	5,293,546	71,659

Euro-Schatz Futures	8	June 2025	925,203	640

Japan 10 Yr Bond (OSE) Futures	7	June 2025	6,459,097	6,605

MSCI Emerging Markets Index Futures	16	June 2025	888,640	31,779

SPI 200 Futures	34	June 2025	4,183,652	8,786

TOPIX Index Futures	10	June 2025	1,774,785	82,254

U.S. 10 Yr Ultra Futures	69	June 2025	7,874,625	(76,581)

U.S. Long Bond (CBT) Futures	5	June 2025	586,406	1,446

U.S. T-Note 5 Yr (CBT) Futures	34	June 2025	3,677,313	(44,340)

U.S. Ultra Bond (CBT) Futures	10	June 2025	1,222,500	23,110

				$690,319

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	BRL	2,766	USD	477	04/02/2025	$(7,967)

Bank of America NA	USD	482	BRL	2,766	04/02/2025	3,018

Bank of America NA	AUD	6,130	USD	3,797	04/09/2025	(33,514)

Bank of America NA	USD	2,725	AUD	4,399	04/09/2025	24,047

Bank of America NA	USD	3,906	AUD	6,162	04/09/2025	(55,211)

Bank of America NA	CAD	6,359	USD	4,469	04/11/2025	48,388

Bank of America NA	SEK	20,746	USD	1,882	04/16/2025	(183,941)

Bank of America NA	USD	1,218	SEK	12,241	04/16/2025	355

Bank of America NA	JPY	218,253	USD	1,480	04/24/2025	20,935

Bank of America NA	IDR	9,746,787	USD	595	04/29/2025	10,829

Bank of America NA	CHF	2,854	USD	3,258	05/09/2025	18,286

Bank of America NA	CHF	1,494	USD	1,679	05/09/2025	(17,184)

Bank of America NA	GBP	8,487	USD	10,968	05/16/2025	5,476

Barclays Capital, Inc.	USD	3,003	NZD	5,158	04/09/2025	(73,903)

Barclays Capital, Inc.	NOK	28,099	USD	2,667	04/16/2025	(4,127)

Barclays Capital, Inc.	USD	2,973	JPY	434,741	04/24/2025	(66,946)

Barclays Capital, Inc.	MYR	2,431	USD	550	06/18/2025	205

BNP Paribas SA	JPY	129,200	USD	859	04/24/2025	(4,486)

BNP Paribas SA	CNH	40,106	USD	5,527	06/05/2025	(17,035)

Citibank NA	AUD	1,418	USD	890	04/09/2025	3,893

Citibank NA	NZD	1,283	USD	734	04/09/2025	5,992

Citibank NA	USD	600	AUD	967	04/09/2025	4,548

Citibank NA	CAD	761	USD	533	04/11/2025	3,898

Citibank NA	CAD	8,052	USD	5,535	04/11/2025	(62,493)

Citibank NA	KRW	1,327,816	USD	906	04/17/2025	4,443

Citibank NA	JPY	1,230,562	USD	8,173	04/24/2025	(51,449)

Citibank NA	USD	2,318	JPY	348,932	04/24/2025	14,589

2025 Semi-Annual Report	31

Schedule of Investments (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Citibank NA	USD	2,801	CHF	2,449	05/09/2025	$(21,421)

Citibank NA	USD	3,759	EUR	3,577	05/09/2025	115,864

Citibank NA	PEN	779	USD	213	05/15/2025	858

Deutsche Bank AG	CHF	3,677	USD	4,158	05/09/2025	(16,538)

Deutsche Bank AG	USD	790	CHF	694	05/09/2025	(1,605)

Goldman Sachs Bank USA	USD	1,176	CAD	1,694	04/11/2025	1,617

HSBC Bank USA	AUD	923	USD	580	04/09/2025	3,474

HSBC Bank USA	CAD	1,947	USD	1,350	04/11/2025	(3,354)

HSBC Bank USA	KRW	1,507,149	USD	1,030	04/17/2025	7,117

HSBC Bank USA	JPY	694,963	USD	4,662	04/24/2025	17,779

HSBC Bank USA	USD	1,232	GBP	954	05/16/2025	579

HSBC Bank USA	INR	47,342	USD	538	05/22/2025	(13,401)

HSBC Bank USA	USD	100	INR	8,795	05/22/2025	2,047

JPMorgan Chase Bank	BRL	1,235	USD	215	04/02/2025	(1,347)

JPMorgan Chase Bank	USD	217	BRL	1,235	04/02/2025	(485)

JPMorgan Chase Bank	AUD	1,014	USD	631	04/09/2025	(2,914)

JPMorgan Chase Bank	JPY	109,810	USD	742	04/24/2025	8,017

JPMorgan Chase Bank	USD	3,479	EUR	3,199	05/09/2025	(12,480)

Morgan Stanley Capital Services, Inc.	BRL	992	USD	173	04/02/2025	(1,082)

Morgan Stanley Capital Services, Inc.	USD	172	BRL	992	04/02/2025	1,825

Morgan Stanley Capital Services, Inc.	USD	3,026	CAD	4,400	04/11/2025	32,891

Morgan Stanley Capital Services, Inc.	SEK	15,411	USD	1,539	04/16/2025	4,987

Morgan Stanley Capital Services, Inc.	USD	1,303	SEK	13,832	04/16/2025	74,076

Morgan Stanley Capital Services, Inc.	BRL	3,046	USD	527	05/05/2025	(3,941)

Morgan Stanley Capital Services, Inc.	EUR	8,060	USD	8,495	05/09/2025	(238,453)

Morgan Stanley Capital Services, Inc.	USD	801	EUR	740	05/09/2025	287

Morgan Stanley Capital Services, Inc.	USD	3,485	EUR	3,184	05/09/2025	(35,479)

Morgan Stanley Capital Services, Inc.	COP	6,088,555	USD	1,459	05/15/2025	11,029

Morgan Stanley Capital Services, Inc.	EUR	6,077	USD	6,422	05/16/2025	(165,052)

Morgan Stanley Capital Services, Inc.	USD	195	MYR	855	06/18/2025	(1,295)

NatWest Markets PLC	EUR	484	USD	512	05/09/2025	(12,575)

Standard Chartered Bank	USD	896	KRW	1,310,266	04/17/2025	(6,249)

State Street Bank & Trust Co.	USD	93	BRL	540	04/02/2025	1,905

State Street Bank & Trust Co.	AUD	194	USD	120	04/09/2025	(713)

State Street Bank & Trust Co.	MXN	2,837	USD	139	04/09/2025	820

State Street Bank & Trust Co.	NZD	215	USD	119	04/09/2025	(2,418)

State Street Bank & Trust Co.	USD	676	AUD	1,069	04/09/2025	(8,062)

State Street Bank & Trust Co.	USD	125	NZD	215	04/09/2025	(3,051)

State Street Bank & Trust Co.	USD	189	ZAR	3,471	04/10/2025	437

State Street Bank & Trust Co.	USD	132	ZAR	2,414	04/10/2025	(471)

State Street Bank & Trust Co.	ZAR	5,896	USD	317	04/10/2025	(4,542)

State Street Bank & Trust Co.	CAD	292	USD	204	04/11/2025	2,237

State Street Bank & Trust Co.	CAD	182	USD	126	04/11/2025	(215)

State Street Bank & Trust Co.	USD	1,178	CAD	1,700	04/11/2025	4,483

State Street Bank & Trust Co.	USD	509	CAD	728	04/11/2025	(1,804)

State Street Bank & Trust Co.	SEK	10,650	USD	957	04/16/2025	(103,219)

State Street Bank & Trust Co.	USD	440	SEK	4,641	04/16/2025	23,120

32	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

State Street Bank & Trust Co.	JPY	87,047	USD	590	04/24/2025	$7,903

State Street Bank & Trust Co.	USD	3,435	JPY	504,326	04/24/2025	(63,606)

State Street Bank & Trust Co.	USD	111	IDR	1,818,881	04/29/2025	(1,588)

State Street Bank & Trust Co.	EUR	179	USD	196	05/09/2025	2,322

State Street Bank & Trust Co.	EUR	316	USD	337	05/09/2025	(4,560)

State Street Bank & Trust Co.	USD	422	EUR	391	05/09/2025	640

State Street Bank & Trust Co.	USD	1,560	EUR	1,432	05/09/2025	(8,951)

State Street Bank & Trust Co.	THB	8,155	USD	243	05/15/2025	1,504

State Street Bank & Trust Co.	USD	414	COP	1,726,846	05/15/2025	(3,287)

State Street Bank & Trust Co.	GBP	181	USD	233	05/16/2025	(528)

State Street Bank & Trust Co.	USD	1,531	GBP	1,184	05/16/2025	(1,662)

State Street Bank & Trust Co.	EUR	9,956	USD	10,908	05/23/2025	113,123

State Street Bank & Trust Co.	CNH	192	USD	27	06/05/2025	167

State Street Bank & Trust Co.	CNH	962	USD	133	06/05/2025	(146)

State Street Bank & Trust Co.	USD	1,215	CNH	8,745	06/05/2025	(6,199)

UBS	USD	1,361	NOK	15,522	04/16/2025	114,034

						$(606,905)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.77%	USD	1,890	$(100,528)	$(102,482)	$1,954
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)	Quarterly	0.89	USD	7,410	(39,224)	(85,948)	46,724
Malaysia, 12/20/2029*	(1.00)	Quarterly	0.50	USD	6,590	(142,358)	(158,365)	16,007

Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00	Quarterly	3.77	USD	780	41,483	41,730	(247)
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.61	USD	7,420	136,367	147,224	(10,857)

						$(104,260)	$(157,841)	$53,581

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
Notional Amount (000)		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
			Payments made by the Fund	Payments received by the Fund
USD	2,460	04/15/2026	2.530%	CPI#	Maturity	$27,807	$—	$27,807
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	173,276	—	173,276
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	170,874	—	170,874
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	110,522	—	110,522

						$482,479	$—	$482,479

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

2025 Semi-Annual Report	33

Schedule of Investments (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	$18,873	$955	$17,918
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	10,371	1,842	8,529
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	12,794	4,261	8,533
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	111,658	56,978	54,680
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	46,986	37,127	9,859
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	20,403	17,480	2,923
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	19,912	17,059	2,853
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	57,990	37,931	20,059
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	33,875	22,500	11,375
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	1,107,193	779,613	327,580
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	364,558	286,495	78,063
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	155,680	138,322	17,358
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	183,905	128,041	55,864
CNY	11,433	02/20/2030	China 7-Day Reverse Repo Rate	1.616%	Quarterly	606	—	606
CNY	10,407	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	(380)	—	(380)
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,464,068	1,946,289	517,779
NZD	1,088	03/18/2035	3 Month BKBM	4.153%	Quarterly/Semi-Annual	2,843	—	2,843
NZD	552	03/18/2035	3 Month BKBM	4.155%	Quarterly/Semi-Annual	1,507	—	1,507
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	133,505	105,454	28,051

						$4,746,347	$3,580,347	$1,166,000

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	499	06/20/2025	$18,589

REVERSE REPURCHASE AGREEMENTS (see Note 3)
Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at March 31, 2025
HSBC Securities (USA), Inc.†	USD	831	4.51%	—	$833,164

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$833,164	$—	$—	$—	$833,164

34	Sanford C. Bernstein Fund, Inc.

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $73,457,577 or 23.6% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Affiliated investments.
(h)	Inverse interest only security.
(i)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.53% of net assets as of March 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	$ 330,029	$338,769	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,080,907	1,057,216	0.34%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,303	38,054	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	231,482	218,628	0.07%

(j)	IO—Interest Only.
(k)	Non-income producing security.
(l)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

EUR—Euro

GBP—Great British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Sol

SEK—Swedish Krona

THB—Thailand Baht

USD—United States Dollar

ZAR—South African Rand

Glossary:

ABS—Asset-Backed Securities

BKBM—Bank Bill Benchmark (New Zealand)

BOBL—Bundesobligationen

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CLO—Collateralized Loan Obligations

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

NATL—National Interstate Corporation

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

SOFR—Secured Overnight Financing Rate

SPI—Share Price Index

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

2025 Semi-Annual Report	35

Schedule of Investments

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

March 31, 2025 (Unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS–65.0%

Long-Term Municipal Bonds–63.3%
Alabama–1.1%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$	1,000	$1,041,511
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	1,982,447
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,051,039
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,157,656

			5,232,653

American Samoa–0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		675	703,248

Arizona–1.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	576,004
4.00%, 11/01/2039		750	711,163
5.00%, 11/01/2035		850	900,600
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052		2,000	2,048,594
Series 2024 4.00%, 06/01/2049		1,000	996,030
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	913,302

	Principal Amount (000)		U.S. $ Value
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033	$	1,475	$1,218,392

			7,364,085

California–14.3%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 3.17% (MUNIPSA + 0.30%), 04/01/2056(b)		2,000	1,975,658
3.28% (MUNIPSA + 0.41%), 04/01/2056(b)		2,000	1,970,689
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		2,000	2,105,424
California Community Choice Financing Authority (Deutsche Bank AG)
Series 2023 5.25%, 01/01/2054		1,000	1,044,934
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.545% (SOFR + 1.63%), 07/01/2053(b)		2,200	2,191,476
4.585% (SOFR + 1.67%), 02/01/2054(b)		1,000	1,004,454
5.00%, 02/01/2054		1,000	1,056,880
Series 2024-E 5.00%, 02/01/2055		1,000	1,067,227
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055		1,000	1,077,049
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments)
Series 2021-A 4.00%, 08/01/2047(a)		1,500	1,196,676
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)		595	457,666
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(a)		540	518,185

36	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030	$	900	$945,538
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,736	1,736,735
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,877	1,792,493
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		1,904	1,862,217
Series 2021-2, Class X 0.825%, 03/25/2035(c)		2,857	119,750
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026		1,000	1,011,759
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,756,730
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,425,591
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(a)		450	463,292
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)		1,000	1,039,417
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)		1,000	998,269
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)		600	593,657
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)		370	368,539

	Principal Amount (000)		U.S. $ Value
California State University (California State University) Series 2020-D 1.49%, 11/01/2028	$	400	$363,306
Series 2021-B 2.374%, 11/01/2035		1,000	793,001
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(a)		375	382,805
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)		500	519,780
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(a)		215	218,949
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055		1,000	1,082,212
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,514,188
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	507,202
City of Los Angeles Department of Airports (Prerefunded—US Treasuries) Series 2016-A 5.00%, 05/15/2026		215	219,568
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,026,276
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031		305	309,362
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(a)		100	84,521

2025 Semi-Annual Report	37

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033	$	1,385	$1,393,978
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		2,750	2,263,645
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)		485	395,791
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	788,373
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,300	1,064,075
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)		985	765,693
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		2,700	2,276,747
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)		1,000	730,726
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 1.40%, 06/01/2025		1,000	995,012

	Principal Amount (000)		U.S. $ Value
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028	$	365	$385,312
5.00%, 07/01/2029		455	486,359
Series 2024-A 5.00%, 07/01/2039		1,000	1,074,584
Series 2024-B 5.00%, 07/01/2037		1,570	1,709,682
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033		450	467,895
Oakland Unified School District/Alameda County (Oakland Unified School District/Alameda County) Series 2015-A 5.00%, 08/01/2026		1,025	1,032,583
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		1,000	986,621
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)		5,125	4,678,348
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056		2,000	2,231,219
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	760,394
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		1,400	1,469,134
State of California (State of California) Series 2015 5.00%, 03/01/2026		2,085	2,090,137
Series 2023 6.00%, 03/01/2033		1,000	1,088,836

38	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030	$	960	$1,011,092
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,483,999

			71,431,710

Colorado–0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,676,995
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		544	479,505
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050		140	108,857
AGM Series 2020 5.00%, 12/01/2027		105	109,720
5.00%, 12/01/2033		110	116,597
5.00%, 12/01/2050		300	303,527

			2,795,201

Connecticut–1.8%
City of Bridgeport CT (City of Bridgeport CT) Series 2017-A 5.00%, 11/01/2029		1,890	1,969,098
5.00%, 11/01/2030		2,015	2,095,992
5.00%, 11/01/2031		1,335	1,385,160
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048		3,380	3,368,649

			8,818,899

District of Columbia–0.4%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	1,988,534

	Principal Amount (000)		U.S. $ Value
Florida–3.2%
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	$	100	$81,017
Zero Coupon, 10/01/2031		100	77,640
Zero Coupon, 10/01/2032		200	148,586
Zero Coupon, 10/01/2034		100	67,792
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)		1,000	1,073,831
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2037		3,000	3,172,210
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,056,651
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AGM Series 2020 2.50%, 05/01/2033		1,830	1,583,884
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040		1,000	1,092,731
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,702,189
5.00%, 01/01/2032		2,950	3,037,037
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)(d)(e)		950	703,000

			15,796,568

Georgia–1.3%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029		640	692,538
Series 2021-B 5.00%, 07/01/2029		600	649,254
Series 2021-C 5.00%, 07/01/2035		2,350	2,469,987

2025 Semi-Annual Report	39

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030	$	400	$425,734
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,103,869
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028		180	189,201

			6,530,583

Guam–1.0%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027		200	192,223
3.099%, 10/01/2028		100	95,040
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	102,454
5.00%, 12/01/2029		245	250,193
5.00%, 12/01/2030		390	397,997
5.00%, 12/01/2032		360	366,596
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030		1,405	1,414,672
Series 2015-D 5.00%, 11/15/2025		615	620,233
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,003,272
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		285	288,829

			4,731,509

Hawaii–0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041(f)		1,000	1,038,327

	Principal Amount (000)		U.S. $ Value
Illinois–2.4%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029	$	1,000	$1,002,207
Series 2019-B 5.00%, 12/01/2030		270	277,154
5.00%, 12/01/2031		310	317,130
5.00%, 12/01/2032		200	203,913
5.00%, 12/01/2033		160	162,565
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,608,144
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026		100	100,579
5.00%, 09/01/2027		200	201,697
5.00%, 09/01/2029		200	201,834
5.00%, 09/01/2032		100	100,004
5.00%, 09/01/2033		400	397,491
5.00%, 09/01/2034		100	98,703
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-H 4.00%, 01/01/2042		1,000	939,667
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030		1,400	1,450,634
State of Illinois (State of Illinois) Series 2017-A 5.00%, 12/01/2025		3,810	3,856,962
Series 2024-B 5.25%, 05/01/2043		1,000	1,052,704

			11,971,388

Indiana–0.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)		27	3
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		2,000	2,033,604
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030		330	302,153

			2,335,760

40	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Kentucky–1.2%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	$	325	$328,450
5.00%, 02/01/2027		380	388,963
5.00%, 02/01/2030		255	266,998
5.00%, 02/01/2031		295	302,435
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2044		1,210	1,263,031
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,484,294

			6,034,171

Louisiana–0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,553,322
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(a)		515	560,621
6.10%, 12/01/2040(a)		500	544,635

			2,658,578

Massachusetts–1.2%
Massachusetts Port Authority (Prerefunded—US Treasuries) Series 2015-B 5.00%, 07/01/2045		1,840	1,847,659
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-B 5.00%, 08/01/2042		2,000	2,165,400
Series 2024-C 5.00%, 08/01/2040		2,000	2,195,001

			6,208,060

Michigan–3.1%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2025		800	800,000
5.00%, 04/01/2026		1,200	1,218,996
5.00%, 04/01/2028		2,475	2,586,630
5.00%, 04/01/2029		1,000	1,041,336
5.00%, 04/01/2030		600	623,481

	Principal Amount (000)		U.S. $ Value
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$	1,000	$935,959
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025		1,175	1,176,630
Michigan Strategic Fund (Michigan Strategic Fund—I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,061,297
5.00%, 06/30/2033		1,090	1,114,657
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,725,237

			15,284,223

Minnesota–0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,040,906

Mississippi–0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)		1,100	964,882

Missouri–0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		255	262,436

Nevada–0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		365	354,988

New Hampshire–1.3%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		955	955,746
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,651	1,645,563

2025 Semi-Annual Report	41

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	$	1,928	$1,926,616
Series 2022-1, Class X 0.303%, 09/20/2036(c)		3,615	72,478
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,934	1,876,226
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.51%, 08/20/2039(c)		995	40,124

			6,516,753

New Jersey–2.4%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,125	1,126,161
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027		1,325	1,384,188
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,661,920
5.00%, 06/15/2030		1,675	1,703,629
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	169,607
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2021-B 1.713%, 01/01/2029		1,225	1,112,842
Series 2024-C 5.00%, 01/01/2043		1,000	1,068,739
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		3,450	3,586,657

			11,813,743

	Principal Amount (000)		U.S. $ Value
New Mexico–0.2%
New Mexico Municipal Energy Acquisition Authority (New Mexico Municipal Energy Acquisition Authority) Series 2025 5.00%, 06/01/2054	$	1,000	$1,056,447

New York–8.3%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026		145	149,018
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		245	252,129
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	269,122
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029(d)(e)		1,000	600,000
City of New York NY (City of New York NY) Series 2018-E 5.00%, 03/01/2031		1,055	1,105,470
Series 2021 1.396%, 08/01/2027		1,385	1,300,015
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		900	897,410
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	298,931
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	1,020,771
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		1,540	1,581,116
Series 2017-C 5.00%, 11/15/2029		1,735	1,822,519
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	375,675

42	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030	$	955	$1,016,695
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,536,746
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)		350	350,908
7.25%, 11/15/2044(a)		100	100,282
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,558,238
2.625%, 09/15/2069		320	295,708
2.80%, 09/15/2069		4,620	4,231,419
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	986,549
4.00%, 05/01/2040		1,000	981,381
New York State Dormitory Authority (Prerefunded—US Govt Agencies) Series 2021 1.187%, 03/15/2026		1,000	971,554
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	537,277
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2021-O 4.00%, 01/01/2038		2,810	2,826,531
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,531,312
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042		2,000	1,795,354
5.00%, 12/01/2040		1,000	1,014,656
New York Transportation Development Corp. (JFK NTO LLC) AGM Series 2024 4.25%, 06/30/2042		1,675	1,597,977

	Principal Amount (000)		U.S. $ Value
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031	$	1,455	$1,521,054
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050		430	402,034
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	828,155
Series 2022 5.00%, 05/15/2034		500	552,105
Series 2024 5.00%, 11/15/2033		1,500	1,694,098
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	325,022
5.00%, 09/01/2032		415	440,801
5.00%, 09/01/2033		395	417,970
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2016-A 5.00%, 12/01/2026		3,130	3,236,603

			41,422,605

Ohio–2.1%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,000	1,064,226
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		4,000	4,090,414
County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034		1,150	1,237,538
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,070,778

2025 Semi-Annual Report	43

Schedule of Investments (continued)

	Principal Amount (000)		U.S. $ Value
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034	$	360	$374,574
5.25%, 01/01/2035		750	800,722
5.25%, 01/01/2038		1,110	1,171,247
5.25%, 01/01/2039		780	819,820

			10,629,319

Oklahoma–1.0%
Comanche County Memorial Hospital (Comanche County Memorial Hospital) Series 2015 5.00%, 07/01/2026		1,000	1,000,003
5.00%, 07/01/2028		1,000	1,000,118
5.00%, 07/01/2029		1,000	1,000,052
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		1,000	920,914
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,027,758

			4,948,845

Other–0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		952	775,842
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.268%, 10/25/2040		994	1,020,456
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041		998	1,037,074

			2,833,372

Pennsylvania–2.4%
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		560	555,155
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041		3,300	3,481,171

	Principal Amount (000)		U.S. $ Value
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.57% (MUNIPSA + 0.70%), 11/15/2047(b)	$	2,000	$1,988,915
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2017 5.00%, 12/01/2030		2,540	2,653,444
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		640	652,580
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.838% (SOFR + 0.80%), 09/01/2040(a)(b)		2,500	2,462,848

			11,794,113

Puerto Rico–1.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043		86	53,863
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031		1,240	1,236,468
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		458	452,799
6.625%, 01/01/2028		3,494	3,440,304

			5,183,434

South Carolina–2.3%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,346,931
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042		1,000	967,260
5.25%, 11/01/2041		3,000	3,255,896

44	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044	$	1,000	$1,044,885
Series 2024-B 4.125%, 12/01/2044		1,100	1,029,610

			11,644,582

Tennessee–0.3%
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,268,215

Texas–2.0%
City of Austin TX (City of Austin TX) Series 2015 5.00%, 09/01/2026		2,000	2,017,449
City of Corpus Christi TX Utility System Revenue (City of Corpus Christi TX Utility System Revenue) Series 2015-C 5.00%, 07/15/2026		1,030	1,036,117
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		475	475,198
Series 2024-B 5.25%, 07/15/2034		1,000	1,041,865
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,117,886
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		1,010	1,006,118
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		3,270	3,465,566

			10,160,199

Vermont–0.6%
State of Vermont (State of Vermont) Series 2023-A 4.00%, 08/15/2043		3,135	3,051,291

	Principal Amount (000)		U.S. $ Value
Virginia–1.0%
Federal Home Loan Mortgage Corp. VA FEDMFH (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2035(a)	$	4,620	$4,015,908
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,163,905

			5,179,813

Washington–0.2%
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		1,083	995,410

West Virginia–0.5%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		2,555	2,366,247

Wisconsin–2.1%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	807,565
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics) Series 2024-B 5.00%, 04/01/2054		2,000	2,175,080
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054		1,000	1,019,856
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(a)		1,400	1,432,302
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	978,574
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	831,752

2025 Semi-Annual Report	45

Schedule of Investments (continued)

Principal Amount (000)		U.S. $ Value
Series 2022 5.00%, 02/01/2032 $	1,000	$982,312
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(a)	1,205	1,223,326
5.00%, 10/01/2028(a)	680	692,184
5.00%, 10/01/2029(a)	400	408,472

		10,551,423

Total Long-Term Municipal Bonds (cost $326,371,035)		314,962,520

Short-Term Municipal Notes–1.7%
California–0.8%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	3,000	3,013,469
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	1,000	1,004,436

		4,017,905

Colorado–0.7%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	3,305	3,321,915

Washington–0.2%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025	1,000	1,005,422

Total Short-Term Municipal Notes (cost $8,339,618)		8,345,242

Total Municipal Obligations (cost $334,710,653)		323,307,762

Shares

INVESTMENT COMPANIES–18.8%
Funds and Investment Trusts–18.8%(g)
iShares Core MSCI EAFE ETF	418,303	31,644,622
SPDR S&P 500 ETF Trust	110,443	61,780,710

Total Investment Companies (cost $50,804,024)		93,425,332

	Notional Amount (000)			U.S. $ Value

PURCHASED OPTIONS—PUTS–1.2%
Options on Equity Indices–1.2%
Euro STOXX 50 Price EUR Index Expiration: Feb 2026; Contracts: 3,190; Exercise Price: EUR 4,600.00; Counterparty: UBS AG(d)		EUR	14,674,000	$487,849
FTSE 100 Index Expiration: Jan 2026; Contracts: 760; Exercise Price: GBP 7,600.00; Counterparty: UBS AG(d)		GBP	5,776,000	109,849
Nikkei 225 Index Expiration: Dec 2025; Contracts: 42,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(d)		JPY	1,302,000,000	295,557
Nikkei 225 Index Expiration: Dec 2025; Contracts: 11,000; Exercise Price: JPY 31,000.00; Counterparty: UBS AG(d)		JPY	341,000,000	77,408
S&P 500 Index Expiration: Feb 2026; Contracts: 27,400; Exercise Price: USD 5,200.00; Counterparty: UBS AG(d)		USD	142,480,000	5,197,467

Total Purchased Options—Puts (premiums paid $3,853,671)				6,168,130

	Principal Amount (000)

CORPORATES—INVESTMENT GRADE–0.8%

Industrial–0.8%
Consumer Non-Cyclical–0.8%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$		1,075	1,043,040
1.777%, 11/15/2030			1,000	858,920
Novant Health, Inc. 2.637%, 11/01/2036			1,525	1,194,274
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031			1,000	800,710

Total Corporates—Investment Grade (cost $4,599,371)				3,896,944

ASSET-BACKED SECURITIES–0.5%
Other ABS—Fixed Rate–0.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031			661	656,198

46	Sanford C. Bernstein Fund, Inc.

	Principal Amount (000)		U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	$	1,064	$1,075,135
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(h)(i)		114	110,448

			1,841,781

Autos—Fixed Rate–0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		836	849,472

Total Asset-Backed Securities (cost $2,673,647)			2,691,253

CORPORATES—NON-INVESTMENT GRADE–0.2%

Industrial–0.2%
Communications—Media–0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a) (cost $1,546,000)		1,546	1,271,678

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.2%
Agency CMBS–0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,256,294)		1,217	967,507

COLLATERALIZED MORTGAGE OBLIGATIONS–0.1%
Risk Share Floating Rate–0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.104% (CME Term SOFR + 3.76%), 02/25/2040(a)(b)		250	260,325
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.454% (CME Term SOFR + 4.11%), 05/25/2025(b)		20	19,747
Series 2015-C03, Class 1M2 9.454% (CME Term SOFR + 5.11%), 07/25/2025(b)		21	21,131
Series 2016-C01, Class 1M2 11.204% (CME Term SOFR + 6.86%), 08/25/2028(b)		67	70,036

	Principal Amount (000)	U.S. $ Value
Series 2016-C02, Class 1M2 10.454% (CME Term SOFR + 6.11%), 09/25/2028(b)	$ 14	$14,517

Total Collateralized Mortgage Obligations (cost $295,846)		385,756

PREFERRED STOCKS–0.0%

Industrials–0.0%
Energy–0.0%
AES Guayama Holdings 0.00%(d)(h)(i) (cost $1,388,269)	76,842	223,610

	Shares

SHORT-TERM INVESTMENTS–11.1%
Investment Companies–11.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 4.20%(g)(j)(k) (cost $55,122,289)	55,122,289	55,122,289

Total Investments—97.9% (cost $456,250,064)		487,460,261

Other assets less liabilities—2.1%		10,359,591

Net Assets—100.0%		$497,819,852

2025 Semi-Annual Report	47

Schedule of Investments (continued)

FUTURES (see Note 3)
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts

E-Mini Russell 2000 Index Futures	67	June 2025	$6,790,785	$(1,502)

Euro STOXX 50 Index Futures	50	June 2025	2,805,432	(134,428)

FTSE 100 Index Futures	47	June 2025	5,216,394	(75,962)

Hang Seng Index Futures	1	April 2025	148,828	(3,308)

MSCI Emerging Markets Index Futures	217	June 2025	12,052,180	(432,202)

MSCI Singapore ETS Index Futures	4	April 2025	116,036	(1,153)

Nikkei 225 (OSE) Futures	7	June 2025	1,664,244	(54,533)

OMXS 30 Index Futures	11	April 2025	270,902	(21,215)

S&P 500 E-Mini Futures	249	June 2025	70,382,962	(108,976)

S&P Mid 400 E-Mini Futures	17	June 2025	4,995,620	62,321

S&P/TSX 60 Index Futures	3	June 2025	624,412	(11,909)

U.S. T-Note 2 Yr (CBT) Futures	36	June 2025	7,458,188	13,956

U.S. T-Note 10 Yr (CBT) Futures	64	June 2025	7,118,000	21,655

U.S. Ultra Bond (CBT) Futures	16	June 2025	1,956,000	9,684

Sold Contracts

SPI 200 Futures	54	June 2025	6,644,624	13,954

TOPIX Index Futures	15	June 2025	2,662,177	123,380

				$(600,238)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note 3)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Bank of America NA	USD	3,762	AUD	6,073	04/09/2025	$33,202

Bank of America NA	USD	3,303	AUD	5,200	04/09/2025	(53,740)

Bank of America NA	CAD	9,552	USD	6,713	04/11/2025	72,689

Bank of America NA	SEK	31,506	USD	2,858	04/16/2025	(279,343)

Bank of America NA	USD	1,877	SEK	18,860	04/16/2025	546

Bank of America NA	CHF	4,630	USD	5,287	05/09/2025	29,672

Bank of America NA	CHF	2,693	USD	3,026	05/09/2025	(30,981)

Bank of America NA	GBP	6,314	USD	8,160	05/16/2025	4,074

Barclays Capital, Inc.	USD	4,867	NZD	8,361	04/09/2025	(119,795)

Barclays Capital, Inc.	NOK	43,649	USD	4,143	04/16/2025	(6,411)

Barclays Capital, Inc.	SEK	11,770	USD	1,063	04/16/2025	(108,971)

Barclays Capital, Inc.	USD	4,228	JPY	618,294	04/24/2025	(95,212)

BNP Paribas SA	JPY	214,230	USD	1,424	04/24/2025	(7,438)

Citibank NA	AUD	2,494	USD	1,565	04/09/2025	6,847

Citibank NA	NZD	2,094	USD	1,199	04/09/2025	9,785

Citibank NA	USD	803	AUD	1,295	04/09/2025	6,091

Citibank NA	CAD	1,316	USD	922	04/11/2025	6,743

Citibank NA	USD	4,431	JPY	667,152	04/24/2025	27,893

Citibank NA	USD	4,151	CHF	3,628	05/09/2025	(31,741)

Citibank NA	USD	1,304	EUR	1,241	05/09/2025	40,199

48	Sanford C. Bernstein Fund, Inc.

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	CHF	3,718	USD	4,204	05/09/2025	$(16,721)

Deutsche Bank AG	USD	1,351	CHF	1,188	05/09/2025	(2,746)

Goldman Sachs Bank USA	USD	1,841	CAD	2,651	04/11/2025	2,530

HSBC Bank USA	AUD	1,493	USD	939	04/09/2025	5,618

HSBC Bank USA	CAD	3,283	USD	2,277	04/11/2025	(5,656)

JPMorgan Chase Bank	USD	795	AUD	1,267	04/09/2025	(3,834)

JPMorgan Chase Bank	USD	559	SEK	6,083	04/16/2025	46,408

Morgan Stanley & Co., Inc.	USD	4,929	CAD	7,167	04/11/2025	53,576

Morgan Stanley & Co., Inc.	SEK	24,814	USD	2,479	04/16/2025	8,030

Morgan Stanley & Co., Inc.	USD	1,658	SEK	17,596	04/16/2025	94,234

Morgan Stanley & Co., Inc.	USD	1,097	EUR	1,013	05/09/2025	393

Morgan Stanley & Co., Inc.	USD	5,353	EUR	4,891	05/09/2025	(54,496)

State Street Bank & Trust Co.	NZD	395	USD	220	04/09/2025	(4,452)

State Street Bank & Trust Co.	USD	230	NZD	395	04/09/2025	(5,618)

UBS	USD	2,054	NOK	23,421	04/16/2025	172,064

						$(206,561)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note 3)
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.77%	USD	16,860	$(896,768)	$(914,181)	$17,413

* Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note 3)
		Termination Date	Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,396,579	$844,456	$552,123
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,246,863	—	1,246,863
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	81,885	—	81,885
USD	6,750	10/15/2029	2.485%	CPI#	Maturity	70,277	—	70,277
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,531,163	367,719	1,163,444
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,519,821	364,707	1,155,114
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	281,909	52,741	229,168
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	279,330	52,203	227,127
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	558,535	122,207	436,328
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	582,901	126,679	456,222
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	207,696	64,758	142,938

						$7,756,959	$1,995,470	$5,761,489

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

2025 Semi-Annual Report	49

Schedule of Investments (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note 3)
			Rate Type		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
USD	18,000	07/31/2030	1 Day SOFR	4.616%	Annual	$790,787	$199,964	$590,823
USD	4,800	10/15/2030	1 Day SOFR	4.092%	Annual	92,223	—	92,223
USD	1,600	10/15/2030	1 Day SOFR	4.082%	Annual	30,368	—	30,368
USD	12,900	11/01/2030	1 Day SOFR	4.518%	Annual	540,444	127,199	413,245
USD	6,800	07/31/2031	1 Day SOFR	3.972%	Annual	64,517	—	64,517
USD	22,400	08/15/2031	1 Day SOFR	4.027%	Annual	303,318	—	303,318
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	1,489	—	1,489
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	(12,578)	—	(12,578)
USD	3,420	12/03/2031	1 Day SOFR	4.057%	Annual	65,708	—	65,708
USD	53,100	03/31/2033	3.120%	1 Day SOFR	Annual	3,286,068	1,196,749	2,089,319
USD	4,500	06/15/2034	3.543%	1 Day SOFR	Annual	117,657	532	117,125
USD	4,500	06/15/2034	3.627%	1 Day SOFR	Annual	86,486	708	85,778
USD	5,640	08/15/2034	3.718%	1 Day SOFR	Annual	41,496	—	41,496
USD	3,400	08/15/2034	3.231%	1 Day SOFR	Annual	174,361	—	174,361
USD	2,500	08/15/2034	3.304%	1 Day SOFR	Annual	116,595	—	116,595
USD	1,800	08/15/2034	3.931%	1 Day SOFR	Annual	(17,418)	—	(17,418)

						$5,681,521	$1,525,152	$4,156,369

INFLATION (CPI) SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI	#	Maturity	$397,748	$—	$397,748
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI	#	Maturity	147,314	—	147,314
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI	#	Maturity	849,834	—	849,834
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI	#	Maturity	398,359	—	398,359
Citibank NA	USD	10,000	07/20/2027	2.104%	CPI	#	Maturity	1,503,641	—	1,503,641
Citibank NA	USD	6,500	07/20/2027	2.104%	CPI	#	Maturity	977,367	—	977,367
JPMorgan Chase Bank NA	USD	1,590	11/04/2026	2.015%	CPI	#	Maturity	254,223	—	254,223
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI	#	Maturity	3,487,265	—	3,487,265
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI	#	Maturity	435,553	—	435,553
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI	#	Maturity	55,384	—	55,384
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI	#	Maturity	24,706	—	24,706
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI	#	Maturity	1,001,614	—	1,001,614

								$9,533,008	$—	$9,533,008

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note 3)
				Rate Type			Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$933,403	$—	$933,403
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	498,395	—	498,395

								$1,431,798	$—	$1,431,798

* Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

50	Sanford C. Bernstein Fund, Inc.

TOTAL RETURN SWAPS (see Note 3)
Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation

Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	624	06/20/2025	$23,236

(a)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $35,958,506 or 7.2% of net assets.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2025.
(c)	IO—Interest Only.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	When-Issued or delayed delivery security.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.

As of March 31, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

AGM—Assured Guaranty Municipal

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP—Certificate of Participation

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

ETS—Emission Trading Scheme

FHLMC—Federal Home Loan Mortgage Corporation

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

MUNIPSA—SIFMA Municipal Swap Index

NATL—National Interstate Corporation

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

UPMC—University of Pittsburgh Medical Center

XLCA—XL Capital Assurance Inc.

See notes to financial statements.

2025 Semi-Annual Report	51

Statement of Assets and Liabilities—March 31, 2025 (Unaudited)

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$221,293,093	$507,706,736

Affiliated issuers	199,247,248	346,269,184

Foreign currencies, at value (a)	1,651,440	1,594,691

Cash	156	247,878

Due from custodian	326,114	657,710

Receivables:

Unaffiliated interest and dividends	149,868	330,606

Affiliated dividends	238,567	193,835

Investment securities sold	1,073,768	1,284,002

Capital shares sold	613,080	144,105

Variation margin on futures	495,667	1,098,678

Receivable due from Adviser	95,102	198,825

Unrealized appreciation of forward currency exchange contracts	1,532,313	2,822,429

Unrealized appreciation of total return swaps	13,941	79,001

Total assets	426,730,357	862,627,680

LIABILITIES

Cash collateral due to broker	14,000,000	28,399,779

Payables:

Investment securities purchased	1,137,554	1,007,482

Management fee	300,607	612,803

Capital shares redeemed	77,882	583,371

Shareholder servicing fee	58,419	101,189

Transfer Agent fee	5,854	8,093

Directors’ fees payable	1,037	6,813

Accrued expenses and other liabilities	326,840	406,278

Unrealized depreciation of forward currency exchange contracts	1,837,327	3,855,989

Total liabilities	17,745,520	34,981,797

NET ASSETS	$408,984,837	$827,645,883

Cost of investments

Unaffiliated issuers	$122,207,787	$239,246,130

Affiliated issuers	171,701,783	282,195,913

NET ASSETS CONSIST OF:

Capital stock, at par	$41,065	$71,532

Additional paid-in capital	274,549,133	433,855,726

Distributable earnings	134,394,639	393,718,625

	$408,984,837	$827,645,883

(a) Cost: $1,629,868 and $1,603,200, respectively. (Note 1)

See Notes to Financial Statements.

52	Sanford C. Bernstein Fund, Inc.

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$356,733,581	$615,126,367

Shares of capital stock outstanding	35,816,884	53,183,148

Net asset value, offering and redemption price per share	$9.96	$11.57

Class 2 Shares

Net Assets	$52,251,256	$212,519,516

Shares of capital stock outstanding	5,248,550	18,348,607

Net asset value, offering and redemption price per share	$9.96	$11.58

See Notes to Financial Statements.

2025 Semi-Annual Report	53

Statement of Assets and Liabilities—March 31, 2025 (Unaudited) (continued)

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

ASSETS

Investments in securities at value

Unaffiliated issuers	$267,988,168	$432,337,972

Affiliated issuers	61,455,323	55,122,289

Foreign currencies, at value (a)	1,801,114	0

Cash	0	1,267

Cash collateral due from broker	1,759,208	14,473,744

Receivables:

Dividends and interest	1,452,265	4,299,589

Affiliated dividends	148,104	58,496

Investment securities sold	3,028,402	9,098

Capital shares sold	495,211	58,061

Variation margin on futures	415,035	376,478

Variation margin on centrally cleared swaps	61,927	69,773

Receivable due from Adviser	12,995	2,704

Unrealized appreciation of inflation swaps	0	9,533,008

Unrealized appreciation of interest rate swaps	0	1,431,798

Unrealized appreciation of forward currency exchange contracts	724,044	620,594

Unrealized appreciation of total return swaps	18,589	23,236

Total assets	339,360,385	518,418,107

LIABILITIES

Due to custodian	36,465	885,021

Cash collateral due to broker	4,120,000	16,528,000

Reverse repurchase agreements	833,164	0

Payables:

Investment securities purchased and foreign currency transactions	21,447,871	1,059,150

Capital shares redeemed	173,760	614,334

Management fee	162,865	261,857

Shareholder servicing fee	30,317	44,321

Foreign capital gains taxes	18,627	0

Transfer Agent fee	6,051	6,704

Directors’ fees payable	2,280	0

Terminated centrally cleared credit default swaps	444	0

Terminated centrally cleared interest rate swaps	0	6,612

Accrued expenses and other liabilities	486,258	365,101

Unrealized depreciation of forward currency exchange contracts	1,330,949	827,155

Total liabilities	28,649,051	20,598,255

NET ASSETS	$310,711,334	$497,819,852

Cost of investments

Unaffiliated issuers	$272,101,217	$401,127,775

Affiliated issuers	60,781,657	55,122,289

NET ASSETS CONSIST OF:

Capital stock, at par	$33,997	$46,440

Additional paid-in capital	461,550,586	492,866,768

Distributable earnings (accumulated loss)	(150,873,249)	4,906,644

	$310,711,334	$497,819,852

(a) Cost: $1,839,251 and $77,995, respectively. (Note 1)

See Notes to Financial Statements.

54	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

NET ASSET VALUE PER SHARE

Class 1 Shares

Net Assets	$251,424,144	$363,830,732

Shares of capital stock outstanding	27,518,656	33,940,806

Net asset value, offering and redemption price per share	$9.14	$10.72

Class 2 Shares

Net Assets	$59,287,190	$133,989,120

Shares of capital stock outstanding	6,478,471	12,499,451

Net asset value, offering and redemption price per share	$9.15	$10.72

See Notes to Financial Statements.

2025 Semi-Annual Report	55

Statement of Operations—for the six months ended March 31, 2025 (Unaudited)

	OVERLAY A PORTFOLIO	TAX-AWARE OVERLAY A PORTFOLIO

INVESTMENT INCOME

Income:

Dividends

Unaffiliated issuers (net of foreign withholding taxes of $15,545 and $33,403, respectively)	$1,437,846	$3,324,259

Affiliated issuers	5,353,395	10,819,857

Total income	6,791,241	14,144,116

Expenses:

Management fee (see Note 2A)	2,059,119	4,397,039

Shareholder servicing fee (see Note 2B)	398,746	728,301

Custody and accounting fees	39,565	43,054

Transfer Agent fee—Class 1	18,135	21,262

Transfer Agent fee—Class 2	2,674	7,264

Auditing and tax fees	58,734	52,756

Legal fees	13,356	29,108

Directors’ fees and expenses	12,240	27,239

Registration fees	17,463	18,278

Printing fees	5,661	5,675

Miscellaneous	20,248	34,802

Total expenses before interest expense	2,645,941	5,364,778

Interest expense	205,934	428,162

Total expenses	2,851,875	5,792,940

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and 2E)	(678,783)	(1,513,037)

Net expenses	2,173,092	4,279,903

Net investment income	4,618,149	9,864,213

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions	19,919,807	72,007,846

Affiliated Underlying Portfolios	8,292,615	21,814,270

Forward currency exchange contracts	(3,030,020)	(4,889,721)

Futures	(13,833,274)	(26,258,945)

Swaps	(9,201)	(230,659)

Foreign currency transactions	(160,784)	(205,453)

Net realized gain distributions from Affiliated Underlying Portfolios	1,305,287	2,478,479

Net realized gain on investment and foreign currency transactions	12,484,430	64,715,817

Net change in unrealized appreciation (depreciation) of:

Investments	(28,862,371)	(93,648,683)

Affiliated Underlying Portfolios	(13,794,767)	(34,027,578)

Forward currency exchange contracts	(499,134)	(1,802,478)

Futures	(1,769,474)	(2,411,697)

Swaps	14,101	58,670

Foreign currency denominated assets and liabilities	(59,124)	(116,084)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(44,970,769)	(131,947,850)

Net loss on investment and foreign currency transactions	(32,486,339)	(67,232,033)

Contributions from affiliates (see Note 2A)	0	21,663

Net decrease in net assets resulting from operations	$(27,868,190)	$(57,346,157)

See Notes to Financial Statements.

56	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO	TAX-AWARE OVERLAY B PORTFOLIO

INVESTMENT INCOME

Income:

Interest	$5,351,216	$7,137,324

Dividends

Unaffiliated issuers	606,605	1,140,726

Affiliated issuers	1,421,470	557,279

Other income	0	911

Total income	7,379,291	8,836,240

Expenses:

Management fee (see Note 2A)	1,152,676	1,839,719

Shareholder servicing fee (see Note 2B)	201,860	310,413

Custody and accounting fees	58,100	43,760

Transfer Agent fee—Class 1	16,505	17,825

Transfer Agent fee—Class 2	5,224	6,553

Auditing and tax fees	64,556	51,904

Registration fees	19,885	19,034

Legal fees	12,133	15,972

Directors’ fees and expenses	11,860	9,496

Printing fees	8,502	10,184

Miscellaneous	31,663	23,822

Total expenses	1,582,964	2,348,682

Less: expenses waived and reimbursed by the Adviser (see Note 2A, 2D and 2E)	(145,855)	(24,470)

Net expenses	1,437,109	2,324,212

Net investment income	5,942,182	6,512,028

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) on:

Investment transactions (a)	(1,631,060)	11,812,801

Affiliated Underlying Portfolios	1,527	0

Forward currency exchange contracts	547,281	(785,219)

Futures	(5,113,628)	(5,661,189)

Swaps	4,516,347	8,503,762

Foreign currency transactions	314,362	(32,280)

Net realized gain (loss) on investment and foreign currency transactions	(1,365,171)	13,837,875

Net change in unrealized appreciation (depreciation) of:

Investments (b)	(5,995,300)	(23,904,824)

Affiliated Underlying Portfolios	(382,636)	0

Forward currency exchange contracts	241,561	(269,013)

Futures	(2,570,898)	(4,802,342)

Swaps	(3,119,840)	(3,636,950)

Foreign currency denominated assets and liabilities	(42,076)	(5,286)

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(11,869,189)	(32,618,415)

Net loss on investment and foreign currency transactions	(13,234,360)	(18,780,540)

Contributions from affiliates (see Note 2A)	0	4,175

Net decrease in net assets resulting from operations	$(7,292,178)	$(12,264,337)

(a) Net of foreign realized capital gains taxes of $3,734 and $0, respectively.

(b) Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,418 and $0, respectively.

See Notes to Financial Statements.

2025 Semi-Annual Report	57

Statement of Changes in Net Assets

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$4,618,149	$10,518,776	$9,864,213	$22,646,007

Net realized gain on investment and foreign currency transactions	12,484,430	171,843,023	64,715,817	299,329,348

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(44,970,769)	(7,994,617)	(131,947,850)	20,260,568

Contributions from affiliates (see Note 2A)	0	0	21,663	0

Net increase (decrease) in net assets resulting from operations	(27,868,190)	174,367,182	(57,346,157)	342,235,923

Distributions to shareholders (a)	(126,036,718)	(4,503,411)	(233,592,488)	(6,500,740)

Capital-share transactions

Net proceeds from sales of shares	10,010,341	25,695,633	22,893,180	33,722,407

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	123,363,074	3,408,171	168,934,089	4,317,432

Total proceeds from shares sold	133,373,415	29,103,804	191,827,269	38,039,839

Cost of shares redeemed	(78,094,846)	(478,622,368)	(220,771,720)	(693,884,937)

Net increase (decrease) in net assets from capital-share transactions	55,278,569	(449,518,564)	(28,944,451)	(655,845,098)

Net decrease in net assets	(98,626,339)	(279,654,793)	(319,883,096)	(320,109,915)

NET ASSETS:

Beginning of period	507,611,176	787,265,969	1,147,528,979	1,467,638,894

End of period	$408,984,837	$507,611,176	$827,645,883	$1,147,528,979

(a) See page 60 for share class information on dividend distributions for the Overlay A and Tax-Aware Overlay A Portfolios.

See Notes to Financial Statements.

58	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

INCREASE (DECREASE) IN NET ASSETS FROM

Operations:

Net investment income	$5,942,182	$15,172,130	$6,512,028	$13,665,897

Net realized gain (loss) on investment and foreign currency transactions	(1,365,171)	9,515,754	13,837,875	40,407,144

Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(11,869,189)	50,993,673	(32,618,415)	40,170,669

Contributions from affiliates (see Note 2A)	0	0	4,175	0

Net increase (decrease) in net assets resulting from operations	(7,292,178)	75,681,557	(12,264,337)	94,243,710

Distributions to shareholders (a)	(17,681,772)	(13,001,230)	(27,601,903)	(13,230,943)

Capital-share transactions

Net proceeds from sales of shares	15,777,525	44,864,192	9,692,973	17,558,336

Shares issued in connection with the Reorganization	0	0	0	244,713,130

Net proceeds from sales of shares issued to shareholders on reinvestment of dividends and distributions	13,264,931	9,206,032	18,687,805	9,132,942

Total proceeds from shares sold	29,042,456	54,070,224	28,380,778	271,404,408

Cost of shares redeemed	(79,814,706)	(292,909,140)	(131,060,191)	(385,139,961)

Net decrease in net assets from capital-share transactions	(50,772,250)	(238,838,916)	(102,679,413)	(113,735,553)

Net decrease in net assets	(75,746,200)	(176,158,589)	(142,545,653)	(32,722,786)

NET ASSETS:

Beginning of period	386,457,534	562,616,123	640,365,505	673,088,291

End of period	$310,711,334	$386,457,534	$497,819,852	$640,365,505

(a) See page 60 for share class information on dividend distributions for the Overlay B and Tax-Aware Overlay B Portfolios.

See Notes to Financial Statements.

2025 Semi-Annual Report	59

Statement of Changes in Net Assets (continued)

	OVERLAY A PORTFOLIO		TAX-AWARE OVERLAY A PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Class 1	$(109,623,974)	$(3,586,620)	$(174,132,064)	$(4,342,531)

Class 2	(16,412,744)	(916,791)	(59,460,424)	(2,158,209)

	$(126,036,718)	$(4,503,411)	$(233,592,488)	$(6,500,740)

	OVERLAY B PORTFOLIO		TAX-AWARE OVERLAY B PORTFOLIO

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24

Distributions to shareholders:

Class 1	$(13,159,652)	$(10,186,457)	$(20,026,690)	$(9,437,571)

Class 2	(4,522,120)	(2,814,773)	(7,575,213)	(3,793,372)

	$(17,681,772)	$(13,001,230)	$(27,601,903)	$(13,230,943)

See Notes to Financial Statements.

60	Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.70	$11.19	$11.30	$16.01	$12.81	$13.05

Income from investment operations:

Net investment income (a)(b)	0.12	0.21	0.24	0.23	0.07	0.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)	3.37	(0.15)	(3.17)	3.25	(0.19)

Total from investment operations	(0.80)	3.58	0.09	(2.94)	3.32	(0.06)

Less: dividends and distributions

Dividends from net investment income	(0.19)	(0.07)	(0.20)	(0.34)	(0.12)	(0.15)

Distributions from net realized gain on investment transactions	(3.75)	0	0	(1.43)	0	(0.03)

Total dividends and distributions	(3.94)	(0.07)	(0.20)	(1.77)	(0.12)	(0.18)

Net asset value, end of period	$9.96	$14.70	$11.19	$11.30	$16.01	$12.81

Total return (c)(d)	(6.10)%	32.10%	0.74%	(21.17)%	26.16%	(0.45)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$356,734	$441,211	$647,297	$1,121,710	$1,596,442	$1,465,081

Average net assets (000 omitted)	$399,841	$513,196	$932,709	$1,430,298	$1,606,920	$1,539,035

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.98% (g)	0.97%	0.90%	0.83%	0.80%	0.81%

Expenses, before waivers/reimbursements (e)(f)	1.27% (g)	1.29%	1.23%	1.16%	1.15%	1.15%

Net investment income (b)	1.99% (g)	1.68%	2.08%	1.67%	0.47%	1.02%

Portfolio turnover rate	16%	21%	19%	24%	21%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2025 Semi-Annual Report	61

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY A PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$14.72	$11.21	$11.32	$16.05	$12.84	$13.07

Income from investment operations:

Net investment income (a)(b)	0.13	0.27	0.26	0.25	0.10	0.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.92)	3.34	(0.14)	(3.18)	3.26	(0.17)

Total from investment operations	(0.79)	3.61	0.12	(2.93)	3.36	(0.02)

Less: dividends and distributions

Dividends from net investment income	(0.22)	(0.10)	(0.23)	(0.37)	(0.15)	(0.18)

Distributions from net realized gain on investment transactions	(3.75)	0	0	(1.43)	0	(0.03)

Total dividends and distributions	(3.97)	(0.10)	(0.23)	(1.80)	(0.15)	(0.21)

Net asset value, end of period	$9.96	$14.72	$11.21	$11.32	$16.05	$12.84

Total return (c)(d)	(5.99)%	32.38%	0.97%	(21.02)%	26.34%	(0.25)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$52,251	$66,400	$139,969	$228,680	$320,324	$309,925

Average net assets (000 omitted)	$58,998	$90,394	$195,550	$291,541	$323,834	$319,363

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.78% (g)	0.77%	0.70%	0.63%	0.59%	0.61%

Expenses, before waivers/reimbursements (e)(f)	1.07% (g)	1.09%	1.03%	0.96%	0.95%	0.95%

Net investment income (b)	2.19% (g)	2.10%	2.26%	1.81%	0.69%	1.17%

Portfolio turnover rate	16%	21%	19%	24%	21%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

62	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$15.75	$11.99	$12.15	$16.98	$13.65	$13.78

Income from investment operations:

Net investment income (a)(b)	0.13	0.25	0.27	0.23	0.08	0.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.94)	3.56	(0.20)	(3.41)	3.39	(0.08)

Total from investment operations	(0.81)	3.81	0.07	(3.18)	3.47	0.05

Less: dividends and distributions

Dividends from net investment income	(0.17)	(0.05)	(0.23)	(0.23)	(0.14)	(0.18)

Distributions from net realized gain on investment transactions	(3.20)	0	0	(1.42)	0	(0.00	)(h)

Total dividends and distributions	(3.37)	(0.05)	(0.23)	(1.65)	(0.14)	(0.18)

Net asset value, end of period	$11.57	$15.75	$11.99	$12.15	$16.98	$13.65

Total return (c)(d)	(5.86)%	31.88%	0.48%	(21.15)%	25.54%	0.29%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$615,126	$856,885	$1,136,154	$2,232,773	$3,144,804	$2,712,320

Average net assets (000 omitted)	$730,302	$924,175	$1,731,661	$2,880,460	$3,057,954	$2,913,890

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.93% (g)	0.95%	0.87%	0.81%	0.77%	0.80%

Expenses, before waivers/reimbursements (e)(f)	1.24% (g)	1.26%	1.23%	1.14%	1.12%	1.13%

Net investment income (b)	1.97% (g)	1.83%	2.18%	1.53%	0.49%	0.99%

Portfolio turnover rate	13%	19%	17%	25%	20%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2025 Semi-Annual Report	63

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY A PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$15.77	$12.02	$12.19	$17.03	$13.69	$13.82

Income from investment operations:

Net investment income (a)(b)	0.14	0.27	0.30	0.26	0.11	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.94)	3.57	(0.21)	(3.42)	3.40	(0.08)

Total from investment operations	(0.80)	3.84	0.09	(3.16)	3.51	0.08

Less: dividends and distributions

Dividends from net investment income	(0.19)	(0.09)	(0.26)	(0.26)	(0.17)	(0.21)

Distributions from net realized gain on investment transactions	(3.20)	0	0	(1.42)	0	(0.00	)(h)

Total dividends and distributions	(3.39)	(0.09)	(0.26)	(1.68)	(0.17)	(0.21)

Net asset value, end of period	$11.58	$15.77	$12.02	$12.19	$17.03	$13.69

Total return (c)(d)	(5.82)%	32.07%	0.65%	(20.98)%	25.78%	0.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$212,520	$290,644	$331,485	$642,337	$942,706	$847,108

Average net assets (000 omitted)	$249,502	$292,476	$480,625	$854,251	$937,234	$935,278

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)(f)	0.73% (g)	0.75%	0.68%	0.61%	0.57%	0.60%

Expenses, before waivers/reimbursements (e)(f)	1.04% (g)	1.06%	1.03%	0.94%	0.92%	0.93%

Net investment income (b)	2.18% (g)	1.95%	2.37%	1.73%	0.71%	1.21%

Portfolio turnover rate	13%	19%	17%	25%	20%	22%

See Footnote Summary on page 69.

See Notes to Financial Statements.

64	Sanford C. Bernstein Fund, Inc.

	OVERLAY B PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$9.80	$8.49	$8.62	$11.92	$10.96	$10.94

Income from investment operations:

Net investment income (a)(b)	0.16	0.31	0.29	0.27	0.21	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.35)	1.21	(0.14)	(1.90)	1.05	0.22

Total from investment operations	(0.19)	1.52	0.15	(1.63)	1.26	0.38

Less: dividends and distributions

Dividends from net investment income	(0.47)	(0.21)	(0.28)	(0.40)	(0.25)	(0.32)

Distributions from net realized gain on investment transactions	0	0	0	(1.27)	(0.05)	(0.04)

Total dividends and distributions	(0.47)	(0.21)	(0.28)	(1.67)	(0.30)	(0.36)

Net asset value, end of period	$9.14	$9.80	$8.49	$8.62	$11.92	$10.96

Total return (c)(d)	(2.03)%	18.20%	1.67%	(16.10)%	11.61%	3.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$251,424	$293,900	$447,544	$750,137	$999,357	$991,266

Average net assets (000 omitted)	$269,886	$341,630	$621,598	$908,265	$1,021,208	$991,542

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.85% (g)	0.86%	0.86%	0.81%	0.83%	0.84%

Expenses, before waivers/reimbursements (e)	0.93% (g)	0.97%	0.90%	0.85%	0.87%	0.87%

Net investment income (b)	3.32% (g)	3.46%	3.27%	2.65%	1.78%	1.51%

Portfolio turnover rate	68%	160%	159%	115%	98%	74%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2025 Semi-Annual Report	65

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	OVERLAY B PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$9.83	$8.52	$8.65	$11.96	$11.00	$10.97

Income from investment operations:

Net investment income (a)(b)	0.16	0.32	0.30	0.28	0.23	0.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.36)	1.22	(0.13)	(1.90)	1.04	0.23

Total from investment operations	(0.20)	1.54	0.17	(1.62)	1.27	0.41

Less: dividends and distributions

Dividends from net investment income	(0.48)	(0.23)	(0.30)	(0.42)	(0.26)	(0.34)

Distributions from net realized gain on investment transactions	0	0	0	(1.27)	(0.05)	(0.04)

Total dividends and distributions	(0.48)	(0.23)	(0.30)	(1.69)	(0.31)	(0.38)

Net asset value, end of period	$9.15	$9.83	$8.52	$8.65	$11.96	$11.00

Total return (c)(d)	(1.95)%	18.40%	1.86%	(15.98)% (i)	11.64%	3.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$59,287	$92,558	$115,072	$150,684	$195,068	$203,349

Average net assets (000 omitted)	$85,758	$93,742	$138,190	$181,909	$202,314	$209,927

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.70% (g)	0.71%	0.71%	0.66%	0.68%	0.69%

Expenses, before waivers/reimbursements (e)	0.78% (g)	0.82%	0.75%	0.70%	0.72%	0.72%

Net investment income (b)	3.44% (g)	3.58%	3.44%	2.80%	1.93%	1.66%

Portfolio turnover rate	68%	160%	159%	115%	98%	74%

See Footnote Summary on page 69.

See Notes to Financial Statements.

66	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 1
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.49	$10.07	$10.04	$12.36	$11.27	$11.12

Income from investment operations:

Net investment income (a)(b)	0.12	0.23	0.19	0.18	0.17	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)	1.41	0.07	(1.66)	1.19	0.12

Total from investment operations	(0.25)	1.64	0.26	(1.48)	1.36	0.31

Less: dividends and distributions

Dividends from net investment income	(0.22)	(0.22)	(0.23)	(0.19)	(0.27)	(0.16)

Distributions from net realized gain on investment transactions	(0.30)	0	0	(0.65)	0	0

Total dividends and distributions	(0.52)	(0.22)	(0.23)	(0.84)	(0.27)	(0.16)

Net asset value, end of period	$10.72	$11.49	$10.07	$10.04	$12.36	$11.27

Total return (c)	(2.18)%	16.54%	2.59%	(12.95)%	12.11%	2.93%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$363,831	$466,594	$479,517	$932,107	$1,194,517	$1,140,951

Average net assets (000 omitted)	$415,021	$458,098	$714,721	$1,111,920	$1,196,104	$1,191,962

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.86% (g)	0.89%	0.86%	0.83%	0.84%	0.84%

Expenses, before waivers/reimbursements (e)	0.87% (g)	0.90%	0.86%	0.83%	0.84%	0.84%

Net investment income (b)	2.26% (g)	2.14%	1.88%	1.63%	1.44%	1.74%

Portfolio turnover rate	7%	20%	7%	12%	19%	8%

See Footnote Summary on page 69.

See Notes to Financial Statements.

2025 Semi-Annual Report	67

Financial Highlights (continued)

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	TAX-AWARE OVERLAY B PORTFOLIO

	CLASS 2
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20

Net asset value, beginning of period	$11.50	$10.09	$10.07	$12.39	$11.30	$11.14

Income from investment operations:

Net investment income (a)(b)	0.13	0.25	0.21	0.20	0.19	0.21

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.37)	1.42	0.06	(1.66)	1.19	0.13

Total from investment operations	(0.24)	1.67	0.27	(1.46)	1.38	0.34

Less: dividends and distributions

Dividends from net investment income	(0.24)	(0.26)	(0.25)	(0.21)	(0.29)	(0.18)

Distributions from net realized gain on investment transactions	(0.30)	0	0	(0.65)	0	0

Total dividends and distributions	(0.54)	(0.26)	(0.25)	(0.86)	(0.29)	(0.18)

Net asset value, end of period	$10.72	$11.50	$10.09	$10.07	$12.39	$11.30

Total return (c)	(2.10)%	16.77%	2.67%	(12.78)%	12.35%	3.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)	$133,989	$173,771	$193,571	$378,873	$523,749	$521,628

Average net assets (000 omitted)	$152,601	$169,853	$281,573	$478,848	$534,158	$559,800

Ratio to average net assets of:

Expenses, net of waivers/reimbursements (e)	0.71% (g)	0.74%	0.71%	0.68%	0.69%	0.69%

Expenses, before waivers/reimbursements (e)	0.72% (g)	0.75%	0.71%	0.68%	0.69%	0.69%

Net investment income (b)	2.41% (g)	2.27%	2.04%	1.78%	1.59%	1.89%

Portfolio turnover rate	7%	20%	7%	12%	19%	8%

See Footnote Summary on page 69.

See Notes to Financial Statements.

68	Sanford C. Bernstein Fund, Inc.

(a)	Based on average shares outstanding.
(b)	Net of expenses waived/reimbursed by the Adviser.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)	Includes the impact of proceeds received and credited to the Portfolio resulting from the class action settlements, which enhanced the performance for the Overlay A Portfolio for the six months ended March 31, 2025 and for the year ended September 30, 2020 by .05% and .02%, the Tax-Aware Overlay A Portfolio for the six months ended March 31, 2025 and for the year ended September 30, 2020 by .06% and .02%, and the Overlay B Portfolio for the six months ended March 31, 2025 by .07%.
(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Acquired Fund Fees and Expenses:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
Overlay A Portfolio	.31%	(g)	.33%	.35%	.34%	.36%	.35%
Tax-Aware Overlay A Portfolio	.32%	(g)	.33%	.36%	.33%	.36%	.34%
Overlay B Portfolio	.07%	(g)	.06%	.05%	.05%	.04%	.03%
Tax-Aware Overlay B Portfolio	.03%	(g)	.02%	.02%	.03%	.03%	.02%

Waiver:

	SIX MONTHS ENDED 3/31/2025		YEAR ENDED 9/30/2024		YEAR ENDED 9/30/2023		YEAR ENDED 9/30/2022		YEAR ENDED 9/30/2021		YEAR ENDED 9/30/2020
Overlay A Portfolio	.30%	(g)	.32%		.34%		.33%		.35%		.34%
Tax-Aware Overlay A Portfolio	.31%	(g)	.31%		.36%		.32%		.35%		.34%
Overlay B Portfolio	.05%	(g)	.05%		.04%		.04%		.04%		.03%
Tax-Aware Overlay B Portfolio	.01%	(g)	.00%	(j)	.00%	(j)	.00%	(j)	.00%	(j)	.00%	(j)

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	SIX MONTHS ENDED 3/31/25 (UNAUDITED)		YEAR ENDED 9/30/24	YEAR ENDED 9/30/23	YEAR ENDED 9/30/22	YEAR ENDED 9/30/21	YEAR ENDED 9/30/20
Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.89%	(g)	.88%	.82%	.80%	.79%	.80%
Expenses, before waivers/reimbursements	1.18%	(g)	1.20%	1.16%	1.13%	1.14%	1.14%
Class 2
Expenses, net of waivers/reimbursements	.69%	(g)	.68%	.62%	.60%	.58%	.60%
Expenses, before waivers/reimbursements	.98%	(g)	1.00%	.96%	.93%	.94%	.94%

Tax-Aware Overlay A Portfolio
Class 1
Expenses, net of waivers/reimbursements	.84%	(g)	.85%	.79%	.79%	.77%	.79%
Expenses, before waivers/reimbursements	1.15%	(g)	1.17%	1.14%	1.12%	1.11%	1.13%
Class 2
Expenses, net of waivers/reimbursements	.64%	(g)	.66%	.59%	.59%	.56%	.59%
Expenses, before waivers/reimbursements	.95%	(g)	.97%	.94%	.92%	.91%	.92%

(g)	Annualized.
(h)	Amount is less than $.005.
(i)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.
(j)	Amount is less than .005%.

See Notes to Financial Statements.

2025 Semi-Annual Report	69

Notes to Financial Statements

NOTE 1.	Organization and Significant Accounting Policies

Sanford C. Bernstein Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end registered investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of 9 portfolios (hereafter collectively referred to as the “Portfolios” and each individually a “Portfolio”) with the following share classes offered:

INTERNATIONAL EQUITY PORTFOLIO	SHARE CLASSES OFFERED

Emerging Markets	Emerging Markets Class* and Class Z

FIXED INCOME MUNICIPAL PORTFOLIOS

California Municipal	Municipal Class*, Class A, Class C and Advisor Class

Diversified Municipal	Municipal Class*, Class A, Class C, Advisor Class and Class Z

New York Municipal	Municipal Class*, Class A, Class C and Advisor Class

FIXED INCOME TAXABLE PORTFOLIO

Intermediate Duration	Intermediate Duration Class*, Class A, Advisor Class and Class Z

*	Bernstein Class

OVERLAY PORTFOLIOS

Overlay A	Class 1 and Class 2

Tax-Aware Overlay A	Class 1 and Class 2

Overlay B	Class 1 and Class 2

Tax-Aware Overlay B	Class 1 and Class 2

Each Portfolio has its own investment objectives. This report relates only to the Overlay A, Tax-Aware Overlay A, Overlay B and Tax-Aware Overlay B Portfolios. At a meeting held on October 25-26, 2023, the Tax-Aware Overlay B Portfolio (the “Acquiring Portfolio”) acquired the assets and liabilities of the Tax-Aware Overlay C Portfolio and the Tax-Aware Overlay N Portfolio (each, an “Acquired Portfolio,” and together, the “Acquired Portfolios”), each a series of Sanford C. Overlay Fund, Inc. (“SCB Fund”), in a reorganization that was effective at the close of business February 23, 2024 (together, the “Reorganizations,” and each a “Reorganization”). The Reorganizations were approved by the Fund’s Board of Directors (the “Board”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”), see Note 7 for additional Information. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes may bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

A.	Portfolio Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’ valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’ portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign

70	Sanford C. Bernstein Fund, Inc.

securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B.	Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

2025 Semi-Annual Report	71

Notes to Financial Statements (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are: the value of collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

72	Sanford C. Bernstein Fund, Inc.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of March 31, 2025:

OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$207,307,878	$0	$0	$207,307,878

Investment Companies	133,379,856	0	0	133,379,856

Purchased Options—Puts	0	13,985,215	0	13,985,215

Short-Term Investments	65,867,392	0	0	65,867,392

Total Investments in Securities	406,555,126	13,985,215	0	420,540,341

Other Financial Instruments (b):

Assets:

Futures	1,643,872	0	0	1,643,872	(c)

Forward Currency Exchange

Contracts	0	1,532,313	0	1,532,313

Total Return Swaps	0	13,941	0	13,941

Liabilities:

Futures	(1,321,511)	0	0	(1,321,511	)(c)

Forward Currency Exchange

Contracts	0	(1,837,327)	0	(1,837,327)

Total	$406,877,487	$13,694,142	$0	$420,571,629

TAX-AWARE OVERLAY A PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Common Stocks (a)	$479,141,695	$0	$0	$479,141,695

Investment Companies	300,729,821	0	0	300,729,821

Purchased Options—Puts	0	28,565,041	0	28,565,041

Short-Term Investments	45,539,363	0	0	45,539,363

Total Investments in Securities	825,410,879	28,565,041	0	853,975,920

Other Financial Instruments (b):

Assets:

Futures	5,115,216	0	0	5,115,216	(c)

Forward Currency Exchange

Contracts	0	2,822,429	0	2,822,429

Total Return Swaps	0	79,001	0	79,001

Liabilities:

Futures	(1,664,014)	0	0	(1,664,014	)(c)

Forward Currency Exchange

Contracts	0	(3,855,989)	0	(3,855,989)

Total	$828,862,081	$27,610,482	$0	$856,472,563

2025 Semi-Annual Report	73

Notes to Financial Statements (continued)

OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Governments—Treasuries	$0	$57,417,929	$0	$57,417,929

Corporates—Investment Grade	0	49,645,012	0	49,645,012

Inflation-Linked Securities	0	47,607,164	0	47,607,164

Investment Companies	36,943,865	0	0	36,943,865

Mortgage Pass-Throughs	0	28,095,665	0	28,095,665

Asset-Backed Securities	0	13,235,527	0	13,235,527

Collateralized Mortgage Obligations	0	10,210,510	0	10,210,510

Commercial Mortgage-Backed Securities	0	6,650,653	0	6,650,653

Purchased Options—Puts	0	4,101,536	0	4,101,536

Corporates—Non-Investment Grade	0	3,515,158	0	3,515,158

Governments—Sovereign Agencies	0	2,963,597	0	2,963,597

Collateralized Loan Obligations	0	2,889,710	0	2,889,710

Covered Bonds	0	2,724,852	0	2,724,852

Emerging Markets—Corporate Bonds	0	2,266,718	0	2,266,718

Local Governments—US Municipal Bonds	0	2,139,120	0	2,139,120

Governments—Sovereign Bonds	0	1,440,583	0	1,440,583

Agencies	0	1,138,569	0	1,138,569

Supranationals	0	1,095,023	0	1,095,023

Quasi-Sovereigns	0	1,014,282	0	1,014,282

Local Governments—Provincial Bonds	0	541,596	0	541,596

Emerging Markets—Treasuries	0	347,986	0	347,986

Emerging Markets—Sovereigns	0	222,105	0	222,105

Local Governments—Canadian Municipal Bonds	0	50,655	0	50,655

Short-Term Investments:

Investment Companies	50,841,985	0	0	50,841,985

U.S. Treasury Bills	0	2,343,691	0	2,343,691

Total Investments in Securities	87,785,850	241,657,641	0	329,443,491

Other Financial Instruments (b):

Assets:

Futures	1,122,581	0	0	1,122,581	(c)

Forward Currency Exchange Contracts	0	724,044	0	724,044

Centrally Cleared Credit Default Swaps	0	177,850	0	177,850	(c)

Centrally Cleared Inflation (CPI) Swaps	0	482,479	0	482,479	(c)

Centrally Cleared Interest Rate Swaps	0	4,746,727	0	4,746,727	(c)

Total Return Swaps	0	18,589	0	18,589

Liabilities:

Futures	(432,262)	0	0	(432,262	)(c)

Forward Currency Exchange Contracts	0	(1,330,949)	0	(1,330,949)

Centrally Cleared Credit Default Swaps	0	(282,110)	0	(282,110	)(c)

Centrally Cleared Interest Rate Swaps	0	(380)	0	(380	)(c)

Total	$88,476,169	$246,193,891	$0	$334,670,060

74	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets:

Long-Term Municipal Bonds	$0	$314,962,520	$0	$314,962,520

Short-Term Municipal Notes	0	8,345,242	0	8,345,242

Investment Companies	93,425,332	0	0	93,425,332

Purchased Options- Puts	0	6,168,130	0	6,168,130

Corporates—Investment Grade	0	3,896,944	0	3,896,944

Asset-Backed Securities	0	2,580,805	110,448	2,691,253

Corporates—Non-Investment Grade	0	1,271,678	0	1,271,678

Commercial Mortgage-Backed Securities	0	967,507	0	967,507

Collateralized Mortgage Obligations	0	385,756	0	385,756

Preferred Stocks	0	0	223,610	223,610

Short-Term Investments	55,122,289	0	0	55,122,289

Total Investments in Securities	148,547,621	338,578,582	334,058	487,460,261

Other Financial Instruments (b):

Assets:

Futures	244,950	0	0	244,950	(c)

Forward Currency Exchange Contracts	0	620,594	0	620,594

Centrally Cleared Inflation (CPI) Swaps	0	7,756,959	0	7,756,959	(c)

Centrally Cleared Interest Rate Swaps	0	5,711,517	0	5,711,517	(c)

Inflation (CPI) Swaps	0	9,533,008	0	9,533,008

Interest Rate Swaps	0	1,431,798	0	1,431,798

Total Return Swaps	0	23,236	0	23,236

Liabilities:

Futures	(845,188)	0	0	(845,188	)(c)

Forward Currency Exchange Contracts	0	(827,155)	0	(827,155)

Centrally Cleared Credit Default Swaps	0	(896,768)	0	(896,768	)(c)

Centrally Cleared Interest Rate Swaps	0	(29,996)	0	(29,996	)(c)

Total	$147,947,383	$361,901,775	$334,058	$510,183,216

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

C.	Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 4:00 p.m., Eastern Time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

2025 Semi-Annual Report	75

Notes to Financial Statements (continued)

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Portfolios do isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Portfolios may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

D.	Taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on, management’s understanding of applicable local tax law.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2008 through 2022. These filing are subject to various administrative and judicial proceedings within these countries. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. As of September 30, 2024, the Portfolios did not have any unrecognized tax benefits.

E.	Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

F.	Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security’s value in determining the Portfolio’s net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security’s value in determining the Portfolio’s net asset value.

76	Sanford C. Bernstein Fund, Inc.

G.	Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

H.	Distribution of Income and Gains

Dividends from net investment income, if any, will be paid to shareholders at least once a year.

Distributions of net realized gains, less any available loss carryforwards, if any, for all the Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, “excess distributions” are reflected in the accompanying statement of assets and liabilities. To the extent distributions exceed income and gains for tax purposes, such distributions would be shown as “return of capital” on the statement of changes in net assets. Certain other differences—permanent differences—arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

I.	Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

J.	Segment Information

The Portfolios represent a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ President is the CODM. The CODM monitors the operating results of the Portfolios as a whole and the pre-determined Portfolios’ long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Portfolios’ comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE 2.	Investment Management and Transactions with Affiliated Persons

A.	Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio’s assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board.

The Portfolios pay the Adviser an investment management fee at an annual rate of 0.90% of the first $2.5 billion, 0.875% of the next $2.5 billion and 0.85% in excess of $5 billion for Overlay A and Tax-Aware Overlay A; 0.65% for Overlay B and Tax-Aware Overlay B, of the average daily net assets of each Portfolio.

2025 Semi-Annual Report	77

Notes to Financial Statements (continued)

The Adviser has agreed to waive its fees and bear certain expenses, exclusive of acquired fund fees and other than the advisory fees of any registered funds advised by the Adviser in which a Portfolio may invest, interest expense, taxes, extraordinary expenses, brokerage commission, and other transaction costs, to the extent necessary to limit the total portfolio operating expenses as a percentage of daily average net assets on an annual basis as follows:

PORTFOLIO	CLASS 1	CLASS 2

Overlay A	1.20%	1.00%

Tax-Aware Overlay A	1.20%	1.00%

Overlay B	0.90%	0.75%

Tax-Aware Overlay B	0.90%	0.75%

This fee waiver and/or expense limitation agreement will remain in effect until January 31, 2026, and then may be extended by the Adviser for additional one year terms. For the period ended March 31,2025, such reimbursements/waivers for the Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio and Tax-Aware Overlay B Portfolio amounted to $0, $0, $51,095 and $0, respectively.

B.	Shareholder Servicing Fee

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. Such services include, but are not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by each Portfolio to the Adviser for services is 0.20 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay A and Tax-Aware Overlay A Portfolios during the month, and 0.15 of 1%, annualized, of the average daily net assets of Class 1 Shares of Overlay B and Tax-Aware Overlay B Portfolios during the month.

C.	Distribution Arrangements

Under the Distribution Agreement between the Fund, on behalf of each Portfolio, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agrees to act as agent to sell shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

D.	Investments in Affiliated Issuers

The Portfolios may invest in other investment companies advised by the Adviser, including AB Government Money Market Portfolio and AB All-Market Real Return Portfolio—Class Z (“AMRR”) which have contractual annual advisory fee rates of 0.20% and 0.75%, respectively, of the portfolios’ average daily net assets and bear their own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolios in affiliated registered investment companies, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ pro rata share of the effective advisory fee of the underlying affiliated registered investment company, as borne indirectly by the Portfolios as an acquired fund fee and expense.

78	Sanford C. Bernstein Fund, Inc.

For the six months ended March 31, 2025, such waivers amounted to:

AB GOVERNMENT MONEY MARKET PORTFOLIO	AMOUNT

Overlay A	$63,793

Tax-Aware Overlay A	59,122

Overlay B	49,137

Tax-Aware Overlay B	24,470

AMRR	AMOUNT

Overlay A	$118,041

Tax-Aware Overlay A	263,022

Overlay B	45,623

Overlay A Portfolio and Tax-Aware Overlay A Portfolio currently invest in Bernstein Fund, Inc.—International Small Cap Portfolio—Class Z, Bernstein Fund, Inc.—International Strategic Equities Portfolio—Class Z, Bernstein Fund Inc.—Small Cap Core Portfolio—Class Z and Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio—Class Z, respectively. With respect to the Overlay A Portfolio and Tax-Aware Overlay A Portfolio, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through January 31, 2026, in an amount equal to the Portfolios’ proportionate share of all advisory fees and other expenses of the aforementioned funds that are indirectly borne by the Portfolios. For the six months ended March 31, 2025, such waivers amounted to:

PORTFOLIO	SANFORD C. BERNSTEIN FUND, INC. - EMERGING MARKETS PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL STRATEGIC EQUITIES PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - INTERNATIONAL SMALL CAP PORTFOLIO CLASS Z	BERNSTEIN FUND, INC. - SMALL CAP CORE PORTFOLIO CLASS Z

Overlay A	$42,740	$321,334	$80,902	$51,973

Tax-Aware Overlay A	$108,847	$777,567	$207,230	$97,249

The Portfolios may invest in other investment companies managed by the Adviser. A summary of the Portfolios’ transactions in such holdings for the six months ended March 31, 2025 is as follows:

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$50,443	$120,406	$104,982	$0	$0	$65,867	$1,424	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	33,711	823	3,719	40	(999)	29,856	823	0

Bernstein Fund, Inc.: International Small Cap Portfolio	16,750	409	3,690	671	(1,626)	12,514	409	0

Bernstein Fund, Inc.—International Strategic Equities Portfolio	99,889	2,279	28,005	7,077	(7,413)	73,827	2,278	0

2025 Semi-Annual Report	79

Notes to Financial Statements (continued)

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

Bernstein Fund, Inc.—Small Cap Core Portfolio	$11,926	$1,531	$0	$0	$(2,915)	$10,542	$226	$1,305

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	8,978	192	2,192	505	(842)	6,641	193	0

Total				$8,293	$(13,795)	$199,247	$5,353	$1,305

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY A PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$131,139	$210,544	$296,143	$0	$0	$45,540	$1,336	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	79,613	1,943	20,995	(1,191)	(1,205)	58,165	1,943	0

Bernstein Fund, Inc.: International Small Cap Portfolio	42,933	1,048	9,122	1,841	(4,314)	32,386	1,049	0

Bernstein Fund, Inc.—International Strategic Equities Portfolio	244,290	5,571	74,806	19,780	(20,824)	174,011	5,571	0

Bernstein Fund, Inc.—Small Cap Core Portfolio	22,645	2,908	919	57	(5,482)	19,209	429	2,478

Sanford C. Bernstein Fund, Inc.—AB Emerging Markets Portfolio	22,921	492	5,579	1,327	(2,203)	16,958	492	0

Total				$21,814	$(34,028)	$346,269	$10,820	$2,478

80	Sanford C. Bernstein Fund, Inc.

SANFORD C. BERNSTEIN FUND, INC.—OVERLAY B PORTFOLIO
							DISTRIBUTIONS
FUND	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	REALIZED GAIN (LOSS) (000)	CHANGE IN UNREALIZED APPR./(DEPR.) (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)	REALIZED GAINS (000)

AB Government Money Market Portfolio	$27,538	$140,651	$117,347	$0	$0	$50,842	$1,108	$0

AB Bond Fund, Inc.: AB All Market Real Return Portfolio	12,826	313	2,145	2	(383)	10,613	313	0

Total				$2	$(383)	$61,455	$1,421	$0

SANFORD C. BERNSTEIN FUND, INC.—TAX-AWARE OVERLAY B PORTFOLIO
PORTFOLIO	MARKET VALUE 9/30/24 (000)	PURCHASES AT COST (000)	SALES PROCEEDS (000)	MARKET VALUE 3/31/25 (000)	DIVIDEND INCOME (000)
AB Government Money Market Portfolio	$6,805	$173,679	$125,362	$55,122	$557

During the six months ended March 31, 2025, the Adviser reimbursed the Tax-Aware Overlay A and the Tax-Aware Overlay B Portfolios $21,663 and $4,175, respectively, for trading losses incurred due to trade entry errors.

E.	Directors Fee

In connection with the election of a new Board of Directors by shareholders effective January 1, 2025, the Portfolios have adopted a retirement plan for certain independent Directors who retired prior to their initial anticipated retirement date. These Directors received a one-time retirement benefit payable from the Portfolios and certain other funds overseen by the Directors. The Adviser agreed to waive its fees from the Portfolios and certain other funds overseen by the Directors for the cost of such benefit as follows for the year ended September 30, 2024:

Overlay A Portfolio	$18,262

Tax-Aware Overlay A Portfolio	41,271

Overlay B Portfolio	13,890

Tax-Aware Overlay B Portfolio	23,029

NOTE 3.	Investment Security Transactions

A.	Purchases and Sales

For the six months ended March 31, 2025, the Portfolios had purchases and sales transactions, excluding transactions in short-term instruments, as follows:

PORTFOLIO	PURCHASES EXCLUDING U.S. GOVERNMENT SECURITIES	PURCHASES OF U.S. GOVERNMENT SECURITIES	SALES EXCLUDING U.S. GOVERNMENT SECURITIES	SALES OF U.S. GOVERNMENT SECURITIES

Overlay A	$61,414,788	$0	$118,944,644	$0

Tax-Aware Overlay A	115,651,241	0	308,564,344	0

Overlay B	61,463,893	156,135,341	91,091,667	175,922,385

Tax-Aware Overlay B	33,209,204	1,048,946	201,101,619	13,222,272

2025 Semi-Annual Report	81

Notes to Financial Statements (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	GROSS UNREALIZED		NET UNREALIZED APPRECIATION
PORTFOLIO	APPRECIATION	(DEPRECIATION)
Overlay A	$133,668,020	$(7,005,961)	$126,662,059

Tax-Aware Overlay A	348,179,790	(13,149,270)	335,030,520

Overlay B	8,064,458	(9,699,778)	(1,635,320)

Tax-Aware Overlay B	68,815,621	(17,488,910)	51,326,711

B.	Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Futures

Each Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolios bear the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolios may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time a Portfolio enters into futures, a Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Portfolio agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolios to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolios to unlimited risk of loss. Each Portfolio may enter into futures only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Portfolios’ credit risk is subject to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2025, the Portfolios held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

Each Portfolio may enter into forward currency exchange contracts on either a spot (i.e., cash) or forward basis. Spot contracts are entered into at the rate then prevailing in the currency-exchange market. Forward currency exchange contracts obligate the contracting parties to purchase or sell a specific currency at a specified future date at a specified price. The Portfolios will generally not enter into a forward currency exchange contract with a term greater than one year. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions exchange contracts. Fluctuations in the value of open

82	Sanford C. Bernstein Fund, Inc.

forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Forward currency exchange contracts used to protect the Portfolios from adverse currency movements involve the risk that the Adviser may not accurately predict currency movements. As a result, total return could be adversely affected. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and other options. The Adviser may enter into foreign currency transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value.

Under certain circumstances, the Portfolios may commit a substantial portion or the entire value of the Portfolios to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to forward currency exchange contracts would have on the investment program of the Portfolios and the flexibility of the Portfolios to purchase additional securities.

During the six months ended March 31, 2025, the Portfolios held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, certain Portfolios may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolios were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolios. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolios’ maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolios on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolios have realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolios. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

During the six months ended March 31, 2025, the Portfolios held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolios may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. Certain Portfolios may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that

2025 Semi-Annual Report	83

Notes to Financial Statements (continued)

obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios accrue for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, the Portfolios deposit with the broker or segregates at is custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional amount.

In addition, a Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

84	Sanford C. Bernstein Fund, Inc.

During the six months ended March 31, 2025, the Overlay B and Tax-Aware Overlay B Portfolios held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended March 31, 2025, the Overlay B and Tax-Aware Overlay B Portfolios held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolios may enter into credit default swaps, including to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults by corporate and sovereign issuers held by the Portfolios, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. The Portfolios may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolios receive/(pay) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If a Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolios will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolios for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If a Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the schedule of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2025, the Overlay B and Tax-Aware Overlay B Portfolios held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

Each Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. A Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

2025 Semi-Annual Report	85

Notes to Financial Statements (continued)

During the six months ended March 31, 2025, the Portfolios held total return swaps for hedging and non-hedging purposes.

A Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of a Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

A Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of a Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, a Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended March 31, 2025, the Portfolios had entered into the following derivatives:

OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$1,160,580	*	Payable for variation margin on futures	$312,585	*

Equity contracts	Receivable for variation margin on futures	483,292	*	Payable for variation margin on futures	1,008,926	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,532,313		Unrealized depreciation on forward currency exchange contracts	1,837,327

Equity contracts	Investments in securities, at value	13,985,215

Equity contracts	Unrealized appreciation on total return swaps	13,941

Total		$17,175,341			$3,158,838

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

86	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(10,500,866)	$795,839

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(3,332,408)	(2,565,313)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,030,020)	(499,134)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(5,930,603)	4,961,530

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(9,201)	14,101

Total		$(22,803,098)	$2,707,023

TAX-AWARE OVERLAY A PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$3,353,213	*

Equity contracts	Receivable for variation margin on futures	1,762,003	*	Payable for variation margin on futures	$1,664,014	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,822,429		Unrealized depreciation on forward currency exchange contracts	3,855,989

Equity contracts	Investments in securities, at value	28,565,041

Equity contracts	Unrealized appreciation on total return swaps	79,001

Total		$36,581,687			$5,520,003

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

2025 Semi-Annual Report	87

Notes to Financial Statements (continued)

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(24,410,866)	$4,346,783

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(1,848,079)	(6,758,480)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(4,889,721)	(1,802,478)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(13,001,862)	10,084,910

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(230,659)	58,670

Total		$(44,381,187)	$5,929,405

OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$967,912	*	Payable for variation margin on futures	$195,384	*

Equity contracts	Receivable for variation margin on futures	154,669	*	Payable for variation margin on futures	236,878	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	64,685	*	Payable for variation margin on centrally cleared swaps	11,104	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	1,648,859	*	Payable for variation margin on centrally cleared swaps	380	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	724,044		Unrealized depreciation on forward currency exchange contracts	1,330,949

Equity contracts	Investments in securities, at value	4,101,536

Equity contracts	Unrealized appreciation on total return swaps	18,589

Total		$7,680,294			$1,774,695

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

88	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,152,204)	$649,961

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(1,961,424)	(3,220,859)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	547,281	241,561

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,688,728)	1,457,298

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	4,629,533	(3,230,548)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(93,914)	93,474

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(19,272)	17,234

Total		$(1,738,728)	$(3,991,879)

2025 Semi-Annual Report	89

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY B PORTFOLIO	ASSET DERIVATIVES			LIABILITY DERIVATIVES
DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Interest rate contracts	Receivable for variation margin on futures	$45,295	*

Equity contracts	Receivable for variation margin on futures	199,655	*	Payable for variation margin on futures	$845,188	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	17,413	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	9,947,854	*	Payable for variation margin on centrally cleared swaps	29,996	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	620,594		Unrealized depreciation on forward currency exchange contracts	827,155

Equity contracts	Investments in securities, at value	6,168,130

Interest rate contracts	Unrealized appreciation on inflation swaps	9,533,008

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,431,798

Equity contracts	Unrealized appreciation on total return swaps	23,236

Total		$27,986,983			$1,702,339

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the schedule of investments.

90	Sanford C. Bernstein Fund, Inc.

DERIVATIVE TYPE	LOCATION OF GAIN OR (LOSS) ON DERIVATIVES WITHIN STATEMENT OF OPERATIONS	REALIZED GAIN OR (LOSS) ON DERIVATIVES	CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(3,467,853)	$211,369

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(2,193,336)	(5,013,711)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(785,219)	(269,013)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(2,776,150)	2,173,695

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	8,650,276	(3,707,337)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(139,391)	47,151

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(7,123)	23,236

Total		$(718,796)	$(6,534,610)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended March 31, 2025:

OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$375,415,703

Average notional amount of sale contracts	$50,179,955

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$155,915,959

Average principal amount of sale contracts	$155,470,431

Purchased Options:

Average notional amount	$398,012,135

Total Return Swaps:

Average notional amount	$1,359,878

2025 Semi-Annual Report	91

Notes to Financial Statements (continued)

TAX-AWARE OVERLAY A PORTFOLIO
Futures:

Average notional amount of buy contracts	$756,534,509

Average notional amount of sale contracts	$98,067,064

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$320,194,380

Average principal amount of sale contracts	$344,622,416

Purchased Options:

Average notional amount	$848,044,923

Total Return Swaps:

Average notional amount	$1,833,455

OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$248,328,221

Average notional amount of sale contracts	$32,585,965

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$57,437,788

Average principal amount of sale contracts	$121,085,759

Purchased Options:

Average notional amount	$114,794,894

Centrally Cleared Interest Rate Swaps:

Average notional amount	$46,360,305

Centrally Cleared Inflation Swaps:

Average notional amount	$32,550,857

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$18,257,802

Average notional amount of sale contracts	$7,527,143

Total Return Swaps:

Average notional amount	$233,964	(a)

(a)	Positions were open for five months during the period.

92	Sanford C. Bernstein Fund, Inc.

TAX-AWARE OVERLAY B PORTFOLIO
Futures:

Average notional amount of buy contracts	$153,132,587

Average notional amount of sale contracts	$12,588,156

Forward Currency Exchange Contracts:

Average principal amount of buy contracts	$68,274,734

Average principal amount of sale contracts	$74,410,231

Purchased Options:

Average notional amount	$183,302,022

Interest Rate Swaps:

Average notional amount	$19,125,000

Inflation Swaps:

Average notional amount	$120,910,000

Centrally Cleared Interest Rate Swaps:

Average notional amount	$153,159,143

Centrally Cleared Inflation Swaps:

Average notional amount	$59,937,857

Centrally Cleared Credit Default Swaps:

Average notional amount of buy contracts	$16,860,000

Total Return Swaps:

Average notional amount	$728,446	(a)

(a)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of March 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$332,151	$(332,151)	$0	$0	$0

Barclays Capital, Inc.	13,522	(13,522)	0	0	0

Citibank NA	477,152	(77,332)	0	0	399,820

Goldman Sachs Bank USA	5,299	0	0	0	5,299

HSBC Bank USA	10,456	(10,456)	0	0	0

JPMorgan Chase Bank	45,842	(4,386)	0	0	41,456

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	265,314	(121,692)	0	0	143,622

State Street Bank & Trust Co.	1,882	(1,882)	0	0	0

UBS AG	14,379,851	0	(14,000,000)	0	379,851

Total	$15,531,469	$(561,421)	$(14,000,000)	$0	$970,048	^

2025 Semi-Annual Report	93

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$823,243	$(332,151)	$0	$0	$491,092

Barclays Capital, Inc.	702,679	(13,522)	0	0	689,157

BNP Paribas SA	15,560	0	0	0	15,560

Citibank NA	77,332	(77,332)	0	0	0

Deutsche Bank AG	40,512	0	0	0	40,512

HSBC Bank USA	13,065	(10,456)	0	0	2,609

JPMorgan Chase Bank	4,386	(4,386)	0	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	121,692	(121,692)	0	0	0

State Street Bank & Trust Co.	38,858	(1,882)	0	0	36,976

Total	$1,837,327	$(561,421)	$0	$0	$1,275,906	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

TAX-AWARE OVERLAY A PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$667,177	$(667,177)	$0	$0	$0

Barclays Capital, Inc.	22,774	(22,774)	0	0	0

BNP Paribas SA	3,250	(3,250)	0	0	0

Citibank NA	698,994	(164,807)	0	0	534,187

Goldman Sachs Bank USA	9,910	0	0	0	9,910

HSBC Bank USA	27,156	(26,205)	0	0	951

JPMorgan Chase Bank	115,658	(48,643)	0	0	67,015

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	563,811	(254,491)	0	0	309,320

State Street Bank & Trust Co.	492	(492)	0	0	0

UBS AG	29,357,249	0	(28,399,779)	(207,990)	749,480

Total	$31,466,471	$(1,187,839)	$(28,399,779)	$(207,990)	$1,670,863	^

94	Sanford C. Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$1,652,879	$(667,177)	$0	$0	$985,702

Barclays Capital, Inc.	1,559,196	(22,774)	0	0	1,536,422

BNP Paribas SA	33,075	(3,250)	0	0	29,825

Citibank NA	164,807	(164,807)	0	0	0

Deutsche Bank AG	90,232	0	0	0	90,232

HSBC Bank USA	26,205	(26,205)	0	0	0

JPMorgan Chase Bank	48,643	(48,643)	0	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	254,491	(254,491)	0	0	0

State Street Bank & Trust Co.	26,461	(492)	0	0	25,969

Total	$3,855,989	$(1,187,839)	$0	$0	$2,668,150	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$131,334	$(131,334)	$0	$0	$0

Barclays Capital, Inc.	205	(205)	0	0	0

Citibank NA	154,085	(135,363)	0	0	18,722

Goldman Sachs Bank USA	1,617	0	0	0	1,617

HSBC Bank USA	30,996	(16,755)	0	0	14,241

JPMorgan Chase Bank	8,017	(8,017)	0	0	0

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	143,684	(143,684)	0	0	0

State Street Bank & Trust Co.	158,661	(158,661)	0	0	0

UBS AG	4,215,570	0	(4,120,000)	0	95,570

Total	$4,844,169	$(594,019)	$(4,120,000)	$0	$130,150	^

2025 Semi-Annual Report	95

Notes to Financial Statements (continued)

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$297,817	$(131,334)	$0	$0	$166,483

Barclays Capital, Inc.	144,976	(205)	0	0	144,771

BNP Paribas SA	21,521	0	0	0	21,521

Citibank NA	135,363	(135,363)	0	0	0

Deutsche Bank AG	18,143	0	0	0	18,143

HSBC Bank USA	16,755	(16,755)	0	0	0

JPMorgan Chase Bank	17,226	(8,017)	0	0	9,209

Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc	445,302	(143,684)	0	0	301,618

NatWest Markets PLC	12,575	0	0	0	12,575

Standard Chartered Bank	6,249	0	0	0	6,249

State Street Bank & Trust Co.	215,022	(158,661)	0	0	56,361

Total	$1,330,949	$(594,019)	$0	$0	$736,930	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

OVERLAY B PORTFOLIO
COUNTERPARTY	RVP LIABILITIES SUBJECT TO A MRA	SECURITIES COLLATERAL PLEDGED†*	NET AMOUNT OF RVP LIABILITIES

HSBC Securities (USA), Inc.	$833,164	$(833,164)	$0

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

TAX-AWARE OVERLAY B PORTFOLIO
COUNTERPARTY	DERIVATIVE ASSETS SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED*	SECURITY COLLATERAL RECEIVED*	NET AMOUNT OF DERIVATIVE ASSETS

Bank of America NA	$140,183	$(140,183)	$0	$0	$0

Barclays Bank PLC/ Barclays Capital, Inc.	1,793,255	(330,389)	(1,462,866)	0	0

Citibank NA	4,010,364	(31,741)	(3,870,000)	0	108,623

Goldman Sachs Bank USA	2,530	0	0	0	2,530

HSBC Bank USA	5,618	(5,618)	0	0	0

JPMorgan Chase Bank/JPMorgan Chase Bank NA	4,303,539	(3,834)	(4,068,000)	0	231,705

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	1,181,083	(54,496)	(860,000)	0	266,587

UBS AG	6,340,194	0	(6,200,000)	0	140,194

Total	$17,776,766	$(566,261)	$(16,460,866)	$0	$749,639	^

96	Sanford C. Bernstein Fund, Inc.

COUNTERPARTY	DERIVATIVE LIABILITIES SUBJECT TO A MA	DERIVATIVES AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED*	SECURITY COLLATERAL PLEDGED*	NET AMOUNT OF DERIVATIVE LIABILITIES

Bank of America NA	$364,064	$(140,183)	$0	$0	$223,881

Barclays Bank PLC/ Barclays Capital, Inc.	330,389	(330,389)	0	0	0

BNP Paribas SA	7,438	0	0	0	7,438

Citibank NA	31,741	(31,741)	0	0	0

Deutsche Bank AG	19,467	0	0	0	19,467

HSBC Bank USA	5,656	(5,618)	0	0	38

JPMorgan Chase Bank/JPMorgan Chase Bank NA	3,834	(3,834)	0	0	0

Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	54,496	(54,496)	0	0	0

State Street Bank & Trust Co.	10,070	0	0	0	10,070

Total	$827,155	$(566,261)	$0	$0	$260,894	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note 3. E for additional disclosure of netting arrangements regarding reverse repurchase agreements

C.	Currency Transactions

The Portfolios may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolios may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolios may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolios and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolios may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

D.	TBA

The Portfolios may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

E.	Reverse Repurchase Agreements

The Overlay B Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral

2025 Semi-Annual Report	97

Notes to Financial Statements (continued)

held and/ or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the period ended March 31, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the period ended March 31, 2025, the average amount of reverse repurchase agreements outstanding was $8,064,300 and the daily weighted average interest rate was 2.50%. At March 31, 2025, the Portfolio had reverse repurchase agreements outstanding in the amount of $833,164 as reported on the statement of assets and liabilies.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of March 31, 2025:

OVERLAY B PORTFOLIO
COUNTERPARTY	RVP LIABILITIES SUBJECT TO A MRA	SECURITIES COLLATERAL PLEDGED†*	NET AMOUNT OF RVP LIABILITIES

HSBC Securities (USA), Inc.	$833,164	$(833,164)	$0

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE 4.	Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

PORTFOLIO	2024	2023
Overlay A

Distributions paid from:

Ordinary income	$4,503,411	$23,545,277

Total distributions paid	$4,503,411	$23,545,277

Tax-Aware Overlay A

Distributions paid from:

Ordinary income	$6,500,740	$49,602,887

Total distributions paid	$6,500,740	$49,602,887

Overlay B

Distributions paid from:

Ordinary income	$13,001,230	$28,384,143

Total distributions paid	$13,001,230	$28,384,143

Tax-Aware Overlay B

Distributions paid from:

Ordinary income	$0	$9,242,658

Total taxable distributions	0	9,242,658

Tax exempt distributions	13,230,943	18,464,315

Total distributions paid	$13,230,943	$27,706,973

98	Sanford C. Bernstein Fund, Inc.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME(a)	UNDISTRIBUTED LONG-TERM GAINS	ACCUMULATED CAPITAL AND OTHER LOSSES(b)	UNREALIZED APPRECIATION (DEPRECIATION)(c)	TOTAL ACCUMULATED EARNINGS (DEFICIT)(d)
Overlay A	$2,830,735	$119,887,209	$(1,058,925)	$166,641,347	$288,300,366
Tax-Aware Overlay A	4,699,656	221,851,020	(2,381,625)	460,510,701	684,679,752
Overlay B	13,614,840	0	(146,417,338)	6,911,487	(125,891,011)
Tax-Aware Overlay B	24,258,064	0	(58,446,957)	78,968,409	44,779,516

(a)	Includes tax exempt income as shown below:

Tax-Aware Overlay B	$6,352,790

(b)

As of September 30, 2024 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2024 Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, and Tax-Awar Overlay B Portfolio utilized capital loss carryforwards of $36,366,340, $42,192,767, $20,201,980, and $35,140,754, respectively. As of September 30, 2024 Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio deferred $1,058,925, $2,381,625, $1,085,921, and $57,257,539 in straddle losses, respectively.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the realization for tax purposes of gains/losses on certain derivative instruments, the tax treatment of Puerto Rico bonds, and the tax treatment of callable bonds.

(d)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the amortization of offering costs and the accrual of foreign capital gains tax.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Portfolios are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2024, the following Portfolios had net capital loss carryforwards as follows:

PORTFOLIO	SHORT-TERM AMOUNT	LONG-TERM AMOUNT
Overlay A	$0	$0

Tax-Aware Overlay A	0	0

Overlay B	55,325,851	90,005,566

Tax-Aware Overlay B	0	1,189,418

NOTE 5.	Risks Involved in Investing in the Portfolios

Market Risk—The Portfolios are subject to market risk, which is the risk that securities prices in general or in particular countries or sectors may decline over short or extended periods. Securities prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; inflationary pressures; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts; (including war or civil disturbance and acts of terrorism); cybersecurity events; market disruptions caused by tariffs; trade disputes; measures to address budget deficits; levels of government debt and deficits and measures to address budget deficits; downgrading of sovereign debt; sanctions or other government actions; and other factors.

2025 Semi-Annual Report	99

Notes to Financial Statements (continued)

The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs on various categories of goods imported from the other country, restrictions on investment and adverse impacts on affected companies and securities. For example, the current political climate between the United States and China has intensified concerns about protectionist trade policies and a potential trade war between China and the United States. The United States has imposed tariffs and other trade barriers on Chinese exports and placed other restrictions on or barriers to investments in China. Trade disputes, particularly prolonged disputes, may adversely affect the economies of the United States and its trading partners, as well as the companies directly or indirectly affected by the dispute and financial markets generally, and thus may adversely affect the value of the Portfolios’ assets. The United States government has in the recent past acted to prohibit U.S. persons, such as the Portfolios, from owning, and required them to divest, certain Chinese companies designated as related to the Chinese military. There is no assurance that more such companies will not be so designated in the future, which could limit the Portfolios’ opportunities for investment and require the sale of securities at a loss or make them illiquid. Some countries and regions in which the Portfolios invests have strained international relations due to territorial disputes, historical animosities or other defense concerns. Incidents involving a country’s or region’s security may cause uncertainty in the markets and may adversely affect a Portfolios’ investments. For example, the Chinese government is involved in a territorial dispute with Taiwan as well as other territorial disputes; the risk of a forced unification with Taiwan by the Chinese government may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. If the political climate between the United States, China and other countries in Asia continues to deteriorate, economies and markets may be adversely affected.

Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union; potential trade imbalances with China or other countries; or sanctions or other government actions against Russia, other nations, or individuals or companies (or countermeasures taken in response to such sanctions), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict, including Russia’s military invasion of Ukraine and the conflict involving Israel and other countries in the Middle East, terrorism, natural disasters (including the spread of infectious illness) and other circumstances in one country or region could have profound impacts on global economies or markets. Following Russia’s invasion of Ukraine commencing in February of 2022, the United States, the European Union and other countries instituted numerous sanctions against Russia and Belarus and certain companies and individuals. Russia in turn has taken a large number of retaliatory actions, some of which effectively froze Russian securities held by U.S. investors (including U.S. funds such as the Portfolios) and investors in other countries viewed as “unfriendly” by Russia, including securities represented by depositary receipts, effectively precluding the Portfolios from buying, selling, receiving or delivering those securities or accessing income received on such securities. Since then, Russian securities held by investors in the U.S. and other jurisdictions viewed as “unfriendly” by Russia have lost all, or nearly all, of their market value, and many other issuers, securities and markets have been adversely affected. The disruption of the Russian economy has had severe adverse effects on the region and beyond, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. As a result, whether or not the Portfolios invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolios’ investments may be negatively affected.

Management Risk—The Portfolios are subject to management risk because they are actively-managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolios, but these techniques, analyses and decisions may not work as intended or may not produce the desired results, and may, during certain periods, result in increased volatility for the Portfolios or cause the value of the Portfolios’ shares to go down. In some cases, derivatives and other investment techniques may be unavailable or the Adviser may determine not to use them, possibly even under market conditions where their use could benefit the Portfolios. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. In addition, the Adviser may change the Portfolios’ investment strategies or policies from time to time. Those changes may not lead to the results intended by the Adviser and could have an adverse effect on the value or performance of the Portfolios.

100	Sanford C. Bernstein Fund, Inc.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolios’ net asset value (“NAV”) when one of these asset classes is performing more poorly than others. The use of dynamic asset allocation strategies by the Adviser may result in less favorable performance than if such strategies had not been used. As direct investments, investments in other funds and derivative positions will be periodically rebalanced to reflect the Adviser’s view of market and economic conditions, there will be transaction costs which may be, over time, significant. In addition, there is a risk that asset allocation decisions may not achieve the desired results and, as a result, the Portfolios may incur significant losses.

Derivatives Risk— The Portfolios intend to use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. While hedging can guard against potential risks, there is also a risk that a derivative intended as a hedge may not perform as expected. In addition to other risks such as the credit risk of the counterparty (the party on the others side of the transaction), derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolios to suffer a potentially unlimited loss. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted as margin or collateral for derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolios more volatile and can compound other risks. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios. Use of derivatives may have different tax consequences for the Portfolios than an investment in the underlying asset or index, and such differences may affect the amount, timing and character of income distributed to shareholders. The US government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as additional regulations governing margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets.

Leverage Risk—Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Portfolios’ investments and make it more volatile. The use of leverage may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so.

Illiquid Investments Risk—Illiquid investments risk exists when particular investments are difficult or impossible to purchase or sell, possibly preventing the Portfolios from purchasing or selling these securities at an advantageous price. In certain cases, governmental actions could prevent sales of securities or repatriation of proceeds. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Illiquid investments risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Illiquid securities may also be difficult to value. If the Portfolios are forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the Portfolios may be forced to sell at a substantial loss or may not be able to sell at all.

Redemption Risk—The Portfolios may experience heavy redemptions that could cause the Portfolios to liquidate their assets at inopportune times or unfavorable prices or increase or accelerate taxable gains or transaction costs and may negatively affect the Portfolios’ NAV, or performance, which could cause the value of your investment to decline. Redemption risk is heightened during periods of overall market turmoil.

Mortgage-Related and Asset-Related Securities Risk—Mortgage- and asset-related securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-related securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-related

2025 Semi-Annual Report	101

Notes to Financial Statements (continued)

securities. Assets-related securities entail certain risks not presented by mortgage-backed securities, including the risk that it may be difficult to perfect the liens securing any collateral backing certain asset-backed securities.

Prepayment and Extension Risk—Prepayment risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If this happens, particularly during a time of declining interest rates or credit spreads, the Portfolios will not benefit from the rise in market price that normally accompanies a decline in interest rates, and may not be able to invest the proceeds in securities providing as much income, resulting in a lower yield to the Portfolios. Conversely, extension risk is the risk that as interest rates rise or spreads widen, payments of securities may occur more slowly than anticipated by the market. If this happens, the values of these securities may go down because their interest rates are lower than current market rates and they remain outstanding longer than anticipated.

Subordination Risk—The Portfolios may invest in securities that are subordinated to more senior securities of an issuer, or which represent interests in pools of such subordinated securities. Subordinated securities will be disproportionately affected by a default or even a perceived decline in creditworthiness of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. The value of municipal securities may also be adversely affected by health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. There have been some municipal issuers that have defaulted on obligations, been downgraded or commenced insolvency proceedings. To the extent the Portfolios invests in a particular state’s municipal securities, it may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, wildfires, flooding and earthquakes, which may be further exacerbated by recent environmental conditions and climate change patterns. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, are subject to the risk that factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Portfolios performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The issuer or guarantor may default, potentially causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating, although credit ratings are opinions and not guarantees of quality. The credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations, making credit risk greater for medium-quality and lower-rated debt securities. Lower-rated debt securities and similar unrated securities (commonly

102	Sanford C. Bernstein Fund, Inc.

known as “junk bonds”) have speculative elements or are predominantly speculative credit risks. At times when credit risk is perceived to be greater, credit “spreads” (i.e., the difference between the yields on lower quality securities and the yields on higher quality securities) may get larger or “widen”. As a result, the values of the lower quality securities may go down more and they may become harder to sell.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of the fixed-income security. Fixed-income securities with longer durations have more interest rate risk and will decrease in price as interest-rates rise. Securities that have final maturities longer than their durations may be affected by increased credit spreads to a far greater degree than their durations would suggest, because they are exposed to credit risk until final maturity.

Foreign (Non-U.S.) Securities Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, such as less liquid, less transparent, less regulated and more volatile markets. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Portfolios invests and adversely affect the value of the Portfolios’ assets.

Emerging-Markets Securities Risk—The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Foreign Currency Risk—This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolios investments or reduce the returns of the Portfolios. For example, the value of the Portfolios’ investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolios.

Commodity Risk—The value of commodity-linked derivatives, exchange traded notes and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in climate conditions, drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities. Rates of inflation have recently risen, which have adversely affected economies and markets. Rising inflation has caused the Federal Reserve and other central banks to take actions—including raising interest rates. The long-term impacts of such actions are not fully known at this time. Further actions from the Federal Reserve and other central banks, including increases or decreases in interest rates, may be forthcoming and are likely to have unpredictable adverse effects on economies and markets.

Inflation-Protected Securities Risk—The terms of inflation-protected securities provide for the coupon and/or maturity value to be adjusted based on changes in an inflation index. Decreases in the inflation rate or in investors’ expectations about inflation could cause these securities to underperform non-inflation-adjusted securities on a total-return basis. In addition, there can be no assurance that the relevant inflation index will accurately measure the rate of inflation, in which case the securities may not work as intended. These securities may be more difficult to trade or dispose of than other types of securities.

2025 Semi-Annual Report	103

Notes to Financial Statements (continued)

Lower-rated Securities Risk—Lower-rated securities, or junk bonds/high-yield securities, are subject to greater risk of loss of principal and interest and greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.

Real Estate Related Securities Risk— Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; a weakening demand for new office and retail space; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. In addition, global climate change may have an adverse effect on property and security values and may exacerbate the risks of natural disasters. The COVID-19 pandemic has also impacted certain real estate sectors by accelerating the trend towards online shopping and remote-working environments. Investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investing in REITs also involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial and management resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including other AB Mutual Funds and ETFs, are subject to market and management risk. In addition, if the Portfolios acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolios (including management and advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolios invest.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular U.S. federal income, and if applicable, state income taxes. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities. If the Internal Revenue Service or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular U.S. federal income tax and/or state personal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly, and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. The U.S. Congress has considered changes to U.S. federal tax law that would, if enacted, have a negative impact on certain types of municipal securities, such as private activity bonds, or would otherwise make investments in municipal bonds less attractive.

Cybersecurity Risk—As the use of the internet and other technologies has become more prevalent in the course of business, the Portfolios have become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the Portfolios or their service providers or the issuers of securities in which the Portfolios invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since the Portfolios do not control the cybersecurity defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

104	Sanford C. Bernstein Fund, Inc.

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause a Portfolio, the Adviser, and/or the Portfolios’ service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio investors from purchasing, redeeming or exchanging shares or receiving distributions. A Portfolio and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers. Cybersecurity incidents may result in financial losses to such Portfolio and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE 6.	Capital-Share Transactions

As of March 31, 2025, the Sanford C. Bernstein Fund, Inc., has authorized 17.5 billion shares of common stock, par value $0.001 per share, of which 2.5 billion shares are allocated to the Overlay Portfolios. Each Class 1 and Class 2 of the Overlay Portfolios with the exception of Class 1 of the Tax-Aware Overlay A Portfolio, is allocated 300 million shares, Class 1 of the Tax-Aware Overlay A Portfolio is allocated 400 million shares.

Share transactions for each Portfolio for the six months ended March 31, 2025 and the year ended September 30, 2024, were as follows:

	OVERLAY A PORTFOLIO

	SHARES		AMOUNT
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	666,032	1,405,402	$7,754,371	$17,299,810

Shares issued on reinvestment of dividends and distributions	10,518,041	223,203	107,178,838	2,707,457

Shares redeemed	(5,374,526)	(29,487,915)	(65,475,740)	(369,828,379)

Net increase (decrease)	5,809,547	(27,859,310)	$49,457,469	$(349,821,112)

Class 2 Shares

Shares sold	208,533	667,726	$2,255,970	$8,395,823

Shares issued on reinvestment of dividends and distributions	1,589,807	57,815	16,184,236	700,714

Shares redeemed	(1,060,293)	(8,705,853)	(12,619,106)	(108,793,989)

Net increase (decrease)	738,047	(7,980,312)	$5,821,100	$(99,697,452)

2025 Semi-Annual Report	105

Notes to Financial Statements (continued)

	TAX-AWARE OVERLAY A PORTFOLIO

	SHARES		AMOUNT
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,390,828	1,990,842	$16,728,363	$25,897,363

Shares issued on reinvestment of dividends and distributions	10,592,770	240,490	126,265,824	3,123,959

Shares redeemed	(13,220,014)	(42,593,372)	(167,938,510)	(564,418,726)

Net decrease	(1,236,416)	(40,362,040)	$(24,944,323)	$(535,397,404)

Class 2 Shares

Shares sold	512,711	616,641	$6,164,817	$7,825,044

Shares issued on reinvestment of dividends and distributions	3,576,552	91,876	42,668,265	1,193,473

Shares redeemed	(4,165,287)	(9,869,453)	(52,833,210)	(129,466,211)

Net decrease	(76,024)	(9,160,936)	$(4,000,128)	$(120,447,694)

	OVERLAY B PORTFOLIO

	SHARES		AMOUNT
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	1,099,689	2,280,875	$10,216,397	$20,499,321

Shares issued on reinvestment of dividends	1,015,053	815,307	9,186,230	7,191,007

Shares redeemed	(4,575,672)	(25,805,360)	(42,863,372)	(230,341,943)

Net decrease	(2,460,930)	(22,709,178)	$(23,460,745)	$(202,651,615)

Class 2 Shares

Shares sold	599,623	2,661,862	$5,561,128	$24,364,871

Shares issued on reinvestment of dividends	450,188	228,202	4,078,701	2,015,025

Shares redeemed	(3,985,562)	(6,976,954)	(36,951,334)	(62,567,197)

Net decrease	(2,935,751)	(4,086,890)	$(27,311,505)	$(36,187,301)

106	Sanford C. Bernstein Fund, Inc.

	TAX-AWARE OVERLAY B PORTFOLIO

	SHARES		AMOUNT
	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24	SIX MONTHS ENDED 3/31/25 (UNAUDITED)	YEAR ENDED 9/30/24
Class 1 Shares

Shares sold	693,433	1,409,421	$7,606,245	$14,969,807

Shares issued on reinvestment of dividends and distributions	1,273,059	629,550	13,952,427	6,585,561

Shares redeemed	(8,631,134)	(25,095,884)	(95,315,533)	(266,045,732)

Shares issued in connection with the Reorganization	0	16,027,973	0	172,225,431

Net decrease	(6,664,642)	(7,028,940)	$(73,756,861)	$(72,264,933)

Class 2 Shares

Shares sold	193,082	246,733	$2,086,728	$2,588,529

Shares issued on reinvestment of dividends and distributions	432,317	243,422	4,735,378	2,547,381

Shares redeemed	(3,235,014)	(11,309,478)	(35,744,658)	(119,094,229)

Shares issued in connection with the Reorganization	0	6,746,731	0	72,487,699

Net decrease	(2,609,615)	(4,072,592)	$(28,922,552)	$(41,470,620)

NOTE 7.	Merger and Reorganization

At the Board meeting held on October 25-26, 2023, the Board of the Portfolio approved the acquisition of the assets and assumption of the liabilities of the Acquired Portfolios. The Portfolios have the same investment objective and similar investment strategies. The Reorganization was completed at the close of business February 23, 2024. Pursuant to the Reorganization, the assets and liabilities of the Acquired Portfolios shares were transferred in exchange for the shares of the Acquiring Portfolio, in a tax-free exchange as follows:

PORTFOLIO	SHARES OUTSTANDING BEFORE THE REORGANIZATION	SHARES OUTSTANDING IMMEDIATELY AFTER THE REORGANIZATION	AGGREGATE NET ASSETS BEFORE THE REORGANIZATION		AGGREGATE NET ASSETS IMMEDIATELY AFTER THE REORGANIZATION
Tax-Aware Overlay C Portfolio	12,433,219	-0-	$130,882,361	+	$-0-

Tax-Aware Overlay N Portfolio	10,761,579	-0-	113,830,769	++	-0-

Tax-Aware Overlay B Portfolio	42,166,571	64,941,392	453,077,319		697,790,449

+	Includes unrealized appreciation of $11,996,716.
++	Includes unrealized appreciation of $5,663,882.

Assuming the acquisition of the Acquired Portfolio’s had been completed on October 1, 2023, the Acquiring Portfolio’s pro forma results of operations for the year ended September 30, 2024, are as follows:

Net investment income	$16,321,156

Net realized and unrealized gain on investments	98,808,145

Net increase in net assets resulting from operations	$115,129,301

2025 Semi-Annual Report	107

Notes to Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquiring Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 23, 2024.

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 8.	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

108	Sanford C. Bernstein Fund, Inc.

Board Consideration of Investment Management Arrangement

Sanford C. Bernstein Fund, Inc. (the “Fund”) is subject to Section 15 of the Investment Company Act of 1940, as amended. Section 15 provides that any investment advisory agreement with a registered investment company such as the Fund may continue in effect for a period of more than two years from the date of its execution, only so long as such continuance is specifically approved at least annually by the board of directors (or by vote of a majority of the outstanding voting securities of the investment company). Pursuant to this requirement, the Fund’s Board of Directors, all of whom were not interested persons of the Fund (the “Independent Directors”), unanimously approved the continuation of the Investment Management Agreement between the Fund, on behalf of (i) the Emerging Markets Portfolio, (ii) the New York Municipal, California Municipal, Diversified Municipal, and Intermediate Duration Portfolios (collectively, the “Fixed Income Portfolios”), and (iii) the Overlay A, Tax-Aware Overlay A, Overlay B, and Tax-Aware Overlay B Portfolios (the “Overlay Portfolios” and collectively with the Emerging Markets Portfolio and the Fixed Income Portfolios, the “Portfolios”) of the Fund, and AllianceBernstein L.P. (the “Adviser”)( the “Investment Management Agreement” or the “Agreement”) at a meeting held on October 23-24, 2024.

The following discussion describes the considerations in connection with the Board’s review of the Investment Management Agreement.

In connection with the annual review of the continuation of the Investment Management Agreement, on July 25, 2024, at an in-person meeting, the Board of Directors received a presentation with respect to the 2023 profitability of the Adviser regarding the Fund and the Portfolios. Also, in connection with such annual review, counsel to the Independent Directors sent a letter to the Adviser dated August 12, 2024, that contained a list of additional information requested by the Independent Directors to conduct their annual review. The Independent Directors received and evaluated extensive materials relating to the continuation of the Investment Management Agreement from the Adviser. In addition, the Board received materials from the Senior Vice President of the Fund and an independent fee consultant as described below. On September 19, 2024, the Board of Directors held a video conference meeting to discuss its review of the Investment Management Agreement and the materials the Directors had been provided. At that meeting, the Independent Directors met separately with their independent counsel and the Senior Vice President and their independent fee consultant in executive sessions. Following the September 19, 2024 meeting, the Independent Directors, through counsel, requested certain additional information by means of an email from their counsel dated September 24, 2024, and the Adviser provided certain additional information by means of a memorandum dated October 11, 2024. On October 16, 2024, the Board of Directors held an executive session via video conference with independent counsel and the Senior Vice President to further discuss the additional materials the Directors had been provided. Following the October 16, 2024 conference call, the Independent Directors requested certain additional information by means of an email from their counsel dated October 18, 2024. On October 23-24, 2024, the Board of Directors held an in person meeting to continue their review of the Investment Management Agreement. During this meeting, the Adviser provided further information requested by the Independent Directors relating to contract renewal, and the Independent Directors also met separately with counsel to the Independent Directors as well as the Senior Vice President to review the contract renewal materials provided by the Adviser and additional materials prepared by the Senior Vice President. At the conclusion of this meeting, the Board approved the continuation of the Investment Management Agreement for an additional annual term as described below.

In approving the Investment Management Agreement, the Board, including the Independent Directors, considered all information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement and considered whether the Agreement would be in the best interests of the Fund. In particular, the Board considered the information that was provided to them by the Adviser in response to their requests, as well as information prepared by the Senior Vice President and the independent fee consultant at the request of the Board. The Fund’s Senior Vice President assists the Board (as well as the boards of other funds sponsored by the Adviser) in evaluating investment management agreements and certain other plans and agreements pursuant to which the Adviser or its affiliates provide services to the Funds. The Board also considered other information provided to the Board in connection with the July 25, 2024, September 19, 2024 and October 23-24, 2024 meetings and throughout the past year.

The information considered by the Board included information with respect to the nature, extent and quality of services provided, investment performance, fees and expenses, profitability, economies of scale, and fall-out benefits and other revenue.

2025 Semi-Annual Report	109

Board Consideration of Investment Management Arrangement (continued)

In the Board’s consideration of the factors discussed below, no single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered and in the exercise of the Directors’ business judgment, that it was in the best interests of the Fund to approve the Investment Management Agreement including the fees to be charged for services thereunder, as summarized below.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group and the funds within the peer group, with respect to the fee and expense data, were available from ISS Market Intelligence (“ISS”), an independent provider of investment company data. The Senior Vice President also performed analyses of the advisory fees, and compared such analyses to the Portfolios’ peer groups. In addition, the Board received and considered information from an independent fee consultant regarding the fees and expenses of the Portfolios as well as their investment performance.

The Board noted that (i) the contractual advisory fee of the Emerging Market Portfolio was below the median of the peer group; (ii) the contractual advisory fee of each Fixed Income Portfolio, other than the Intermediate Duration Portfolio, was below the median of the peer group; and (iii) the contractual advisory fee of each Overlay Portfolio, other than the Overlay B Portfolio was above the median of the peer group, and the contractual advisory fee of the Overlay B Portfolio was at the median. With respect to the advisory fees charged to the Intermediate Duration Portfolio, the Directors noted the independent fee consultant’s assessment that the advisory fees were within the range of peers. With respect to the advisory fees charged to the Overlay Portfolios, the Directors noted that the Portfolios are intended to have an impact on a private client’s entire account, rather than just an impact at the Portfolio level. The Board further noted that the total expense ratio for each Portfolio, other than the Overlay A Portfolio, was below the peer group median in the ISS report. The Board noted that the total expense ratio of the Overlay A Portfolio was only slightly above the median.

The Directors also considered information about the reduction in assets under management for the Overlay Portfolios, and the Adviser’s expectation that the assets under management may drop further due to changes in the Bernstein Wealth Management asset allocation models. The Board noted that a further drop in assets could affect the expenses borne by shareholders, but that the Overlay Portfolios were subject to expense caps that would limit the potential impact on expenses.

The Board also received and considered information about the services rendered, and the fee rates charged, to other clients advised by the Adviser, including information about any recent advisory fee changes with respect to other investment companies advised by the Adviser. The Board noted the differences between the services provided to the Portfolios in comparison to those provided to other types of clients, including institutional clients and other investment companies for which the Adviser acted as investment adviser or subadviser, and the differences in the entrepreneurial and other risks borne by the Adviser in serving the Portfolios compared to other types of clients.

On the basis of its review and consideration of the fees as described above and the Board’s consideration of the other factors described below, and in light of the Adviser’s implementation of certain fee waivers and/or expense caps for certain Portfolios, the Board concluded that the contractual advisory fees as proposed were reasonable.

Nature, Extent and Quality of Services Provided

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Adviser and its affiliates gained from their experience as Directors of the Fund, and their overall confidence in the Adviser’s integrity and competence they have gained from that experience. The Board also considered the Adviser’s responsiveness and attention to concerns raised by the Directors from time to time, including the Adviser’s willingness to consider and implement changes to improve investment results. The Board also considered the scope and quality of the Adviser’s investment management capabilities, other resources dedicated to performing its services, the quality of its compliance, administrative and other services provided to the Portfolios and the background and experience of the Adviser’s senior management. The Board reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio and noted the Adviser’s

110	Sanford C. Bernstein Fund, Inc.

research and investment management capabilities. The Board reviewed the compliance and administrative services of the Adviser that support the investment advisory services provided to the Portfolios.

In considering the nature and quality of the services provided by the Adviser, the Board, including the Independent Directors, received and considered information about each Portfolio’s investment performance, as well as the performance of its peer group and the performance of an appropriate benchmark index. The Board was provided with performance data versus each Portfolio’s peer group, for the 1-year, 3-year, 5-year and 10-year periods, as applicable, ended July 31, 2024 and versus each Portfolio’s benchmark index, for the relevant periods, as well as the most recently available Morningstar rating for those Portfolios with an available rating. The Board also received certain updated performance information as of September 30, 2024. In addition, the Directors considered information showing performance compared to peer groups and benchmarks for rolling calendar year periods and the year to date. The Directors also receive detailed comparative performance information for the Portfolios at each regular Board meeting during the year. The Board recognized that the benchmark indices do not account for fees and expenses incurred by a fund, including the Portfolios. The Directors also considered how peer groups have changed over time and how comparisons may differ depending upon the selection of the peer groups or benchmark indices.

In evaluating the performance of the Fixed Income Portfolios, the Directors considered whether those Portfolios may have incurred less credit risk or interest rate risk, or both, in relation to their peer groups and benchmark indices. The Directors also noted the Adviser’s explanation that certain Fixed Income Portfolios are designed to maintain higher credit quality and a more conservative approach versus the funds in their relevant peer groups. As a result of a lower risk profile, those Fixed Income Portfolios are generally expected to underperform the peer group during periods when riskier assets have outperformed and likewise are generally expected to outperform the peer group during periods when higher quality assets are in favor.

The Directors noted the complexity of the Overlay Portfolios, in particular the complexity of managing the globally diversified set of asset classes and derivatives in which the Overlay Portfolios can invest as well as the complexity of dynamically allocating assets through the Overlay Portfolios among various asset classes as economic and market conditions change in seeking to provide the desired risk/return trade-off for their investors in light of their overall Bernstein Wealth Management portfolios (and not just their investment in the Overlay Portfolios themselves). In considering the performance of the Overlay Portfolios, the Board reviewed the performance of the Overlay Portfolios’ dynamic asset allocation component and the impact of that component in the recent volatile market environment. The Board further acknowledged the difficulty in selecting relevant peer groups for the Overlay Portfolios because of their unique structure and noted that the Overlay A Portfolio and Tax-Aware Overlay A Portfolio held higher percentages of equities and international equities than the funds in their relevant peer groups.

The Board noted that each of the Portfolios, except the Overlay B Portfolio, had outperformed its benchmark index for the one-year period ending July 31, 2024, and that the Overlay B Portfolio had only slightly underperformed its benchmark index. Where the Portfolios had underperformed their peer groups or benchmark indices for certain periods, the Directors considered the Adviser’s explanations for performance and, as applicable, measures the Adviser had taken or proposed to take to improve performance.

The Board concluded that the Adviser had the experience and resources necessary to provide services of appropriate nature, quality and scope with respect to the Portfolios.

Profitability

The Board, including the Independent Directors, considered the level of the Adviser’s profits in respect of its management of the respective Portfolios. The materials provided to the Independent Directors included information indicating the profitability of the Portfolios to the Adviser for calendar years 2022 and 2023. The Directors considered the assessment of an independent consultant that had reviewed the profitability statements for consistency with cost accounting theory and industry standards. The Directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, noting that the methodology was consistent with the Adviser’s internal financial reporting. The Directors acknowledged that there are many potentially acceptable allocation methodologies for cost allocation, and that in certain cases the selected allocation methodology may not capture all costs borne by the Adviser with respect to a Portfolio. The Directors noted that they received information regarding revenues

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Board Consideration of Investment Management Arrangement (continued)

and expenses of the Adviser’s relationship with the Fund, including those relating to the Adviser’s subsidiaries that provide transfer agency and distribution services to the Fund, and that they had focused on profitability before taxes and distribution expenses. The Directors reviewed comparative information regarding profitability for other publicly-traded advisers, recognizing that it is difficult to make comparisons of profitability among different investment advisers because only limited comparative information is publicly available and the comparisons are affected by numerous factors including different business mixes.

After reviewing all relevant factors, the Directors, including the Independent Directors, concluded that the levels of the Adviser’s profits in respect of its management of the Portfolios were not excessive.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Directors discussed possible ways in which any such economies of scale may be shared with the Portfolios, including by investment in enhanced services.

The Directors also considered the Senior Vice President materials which they received in connection with the review of the Investment Management Agreement, which included information reflecting changes in asset levels of the Portfolios and in the profitability of the Adviser over various periods.

After reviewing the profitability and economies of scale information provided by the Adviser, the Board concluded that the benefits of any economies of scale were appropriately being shared with Portfolio investors by way of, among other things and as applicable, establishing advisory fees at levels that contemplated future achievement of scale, breakpoint arrangements, and expense caps and waivers applying to select Portfolios.

Fall-Out Benefits and Other Revenue

The Board, including the Independent Directors, also took into account so-called “fall-out benefits” to the Adviser, such as soft dollar arrangements (whereby the Adviser receives the benefit of research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis), Rule 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) with respect to the retail share classes of certain Portfolios, and transfer agency fees paid by the retail share classes of certain Portfolios to a wholly-owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be lower without these benefits. They also considered other benefits potentially derived from an increase in the Adviser’s business as a result of its relationship with the Fund. The Directors concluded that these fall-out benefits to the Adviser were acceptable.

Advisory Fee Rate Schedule

On the basis of the information considered, the Board determined to approve the continuation of the Investment Management Agreement for an additional annual term, without change to the Portfolios’ contractual fee schedules, as set forth below.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
New York Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

California Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% of assets in excess of $5 billion

112	Sanford C. Bernstein Fund, Inc.

PORTFOLIO	ANNUAL PERCENTAGE OF AVERAGE DAILY NEW ASSETS OF EACH PORTFOLIO
Diversified Municipal	0.425% of the first $1 billion; 0.375% in excess of $1 billion up to, but not exceeding $3 billion; 0.325% in excess of $3 billion up to, but not exceeding $5 billion; 0.275% in excess of $5 billion up to, but not exceeding $7 billion; 0.225% of assets in excess of $7 billion

Intermediate Duration	0.45% on the first $2.5 billion; 0.40% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.35% in excess of $5 billion up to, but not exceeding $8 billion; 0.30% of assets in excess of $8 billion

Emerging Markets	0.95% of the first $2.5 billion; 0.90% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Tax-Aware Overlay A	0.90% of the first $2.5 billion; 0.875% in excess of $2.5 billion up to, but not exceeding $5 billion; 0.85% of assets in excess of $5 billion.

Overlay B	0.65% of assets.

Tax-Aware Overlay B	0.65% of assets.

2025 Semi-Annual Report	113

Distributor

SANFORD C. BERNSTEIN FUND, INC.

66 HUDSON BOULEVARD EAST, NEW YORK, NY 10001

(212) 756-4097

SCBII-1947-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Chaloff
Alex Chaloff
President

Date: May 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: May 27, 2025